UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2026
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended August 31, 2026:

John Hancock Multimanager Lifetime Portfolios
  John Hancock Multimanager 2070 Lifetime Portfolio
  John Hancock Multimanager 2065 Lifetime Portfolio
  John Hancock Multimanager 2060 Lifetime Portfolio
  John Hancock Multimanager 2055 Lifetime Portfolio
  John Hancock Multimanager 2050 Lifetime Portfolio
  John Hancock Multimanager 2045 Lifetime Portfolio
  John Hancock Multimanager 2040 Lifetime Portfolio
  John Hancock Multimanager 2035 Lifetime Portfolio
  John Hancock Multimanager 2030 Lifetime Portfolio
  John Hancock Multimanager 2025 Lifetime Portfolio
  John Hancock Multimanager 2020 Lifetime Portfolio
  John Hancock Multimanager 2015 Lifetime Portfolio
  John Hancock Multimanager 2010 Lifetime Portfolio

John Hancock Multimanager Lifestyle Portfolios
  John Hancock Multimanager Lifestyle Aggressive Portfolio
  John Hancock Multimanager Lifestyle Growth Portfolio
  John Hancock Multimanager Lifestyle Balanced Portfolio
  John Hancock Multimanager Lifestyle Moderate Portfolio
  John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager 2070 Lifetime Portfolio
Class 1/JHOPX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2070 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2070 Lifetime Portfolio (Class 1/JHOPX)	$6	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2070 Lifetime Portfolio (Class 1/JHOPX) returned 20.68% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2070 Lifetime Portfolio (Class 1/JHOPX)	20.68%	27.16%
S&P 500 Index	20.38%	29.87%
S&P Target Date 2065+ Index	20.62%	27.57%
John Hancock 2070 Lifetime Index	22.43%	29.86%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$12,753,053
Total number of portfolio holdings	29
Total advisory fees paid (net)	$0
Portfolio turnover rate	25%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.1%
U.S. large cap	29.4%
International equity	27.2%
Large blend	16.2%
U.S. mid cap	8.9%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	3.8%
Short-term bond	2.4%
Emerging-market debt	0.6%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.3%
Absolute return	0.3%
Unaffiliated investment companies	6.4%
Equity	6.4%
U.S. Government	0.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889406
493A-1
8/26
10/26
John Hancock Multimanager 2070 Lifetime Portfolio

John Hancock Multimanager 2070 Lifetime Portfolio
Class A/JHOQX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2070 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2070 Lifetime Portfolio (Class A/JHOQX)	$45	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2070 Lifetime Portfolio (Class A/JHOQX) returned 20.24% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2070 Lifetime Portfolio (Class A/JHOQX)	14.26%	21.91%
Multimanager 2070 Lifetime Portfolio (Class A/JHOQX)—excluding sales charge	20.24%	26.65%
S&P 500 Index	20.38%	29.87%
S&P Target Date 2065+ Index	20.62%	27.57%
John Hancock 2070 Lifetime Index	22.43%	29.86%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$12,753,053
Total number of portfolio holdings	29
Total advisory fees paid (net)	$0
Portfolio turnover rate	25%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.1%
U.S. large cap	29.4%
International equity	27.2%
Large blend	16.2%
U.S. mid cap	8.9%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	3.8%
Short-term bond	2.4%
Emerging-market debt	0.6%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.3%
Absolute return	0.3%
Unaffiliated investment companies	6.4%
Equity	6.4%
U.S. Government	0.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889406
493A-A
8/26
10/26
John Hancock Multimanager 2070 Lifetime Portfolio

John Hancock Multimanager 2070 Lifetime Portfolio
Class R6/JHBZX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2070 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2070 Lifetime Portfolio (Class R6/JHBZX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2070 Lifetime Portfolio (Class R6/JHBZX) returned 20.72% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Multimanager 2070 Lifetime Portfolio (Class R6/JHBZX)	20.72%	27.19%
S&P 500 Index	20.38%	29.87%
S&P Target Date 2065+ Index	20.62%	27.57%
John Hancock 2070 Lifetime Index	22.43%	29.86%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$12,753,053
Total number of portfolio holdings	29
Total advisory fees paid (net)	$0
Portfolio turnover rate	25%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.1%
U.S. large cap	29.4%
International equity	27.2%
Large blend	16.2%
U.S. mid cap	8.9%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Fixed income	3.8%
Short-term bond	2.4%
Emerging-market debt	0.6%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.3%
Absolute return	0.3%
Unaffiliated investment companies	6.4%
Equity	6.4%
U.S. Government	0.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

493A-R6

8/26

10/26

John Hancock Multimanager 2070 Lifetime Portfolio

John Hancock Multimanager 2065 Lifetime Portfolio
Class 1/JAAVX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class 1/JAAVX)	$6	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class 1/JAAVX) returned 20.46% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2065 Lifetime Portfolio (Class 1/JAAVX)	20.46%	8.45%	12.95%
S&P 500 Index	20.38%	12.79%	16.88%
S&P Target Date 2060+ Index	20.42%	9.93%	13.65%
John Hancock 2065 Lifetime Index	22.43%	9.89%	13.83%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$169,983,197
Total number of portfolio holdings	82
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.0%
U.S. large cap	29.4%
International equity	27.1%
Large blend	16.3%
U.S. mid cap	8.9%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Fixed income	3.8%
Short-term bond	2.4%
Emerging-market debt	0.6%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

477A-1

8/26

10/26

John Hancock Multimanager 2065 Lifetime Portfolio

John Hancock Multimanager 2065 Lifetime Portfolio
Class A/JAAWX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class A/JAAWX)	$45	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class A/JAAWX) returned 20.04% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2065 Lifetime Portfolio (Class A/JAAWX)	14.07%	6.96%	11.57%
Multimanager 2065 Lifetime Portfolio (Class A/JAAWX)—excluding sales charge	20.04%	8.06%	12.55%
S&P 500 Index	20.38%	12.79%	16.88%
S&P Target Date 2060+ Index	20.42%	9.93%	13.65%
John Hancock 2065 Lifetime Index	22.43%	9.89%	13.83%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$169,983,197
Total number of portfolio holdings	82
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.0%
U.S. large cap	29.4%
International equity	27.1%
Large blend	16.3%
U.S. mid cap	8.9%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Fixed income	3.8%
Short-term bond	2.4%
Emerging-market debt	0.6%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889406
477A-A
8/26
10/26
John Hancock Multimanager 2065 Lifetime Portfolio

John Hancock Multimanager 2065 Lifetime Portfolio
Class I/JABSX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class I/JABSX)	$12	0.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class I/JABSX) returned 20.32% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2065 Lifetime Portfolio (Class I/JABSX)	20.32%	8.37%	12.88%
S&P 500 Index	20.38%	12.79%	16.88%
S&P Target Date 2060+ Index	20.42%	9.93%	13.65%
John Hancock 2065 Lifetime Index	22.43%	9.89%	13.83%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$169,983,197
Total number of portfolio holdings	82
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.0%
U.S. large cap	29.4%
International equity	27.1%
Large blend	16.3%
U.S. mid cap	8.9%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Fixed income	3.8%
Short-term bond	2.4%
Emerging-market debt	0.6%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

477A-I

8/26

10/26

John Hancock Multimanager 2065 Lifetime Portfolio

John Hancock Multimanager 2065 Lifetime Portfolio
Class R2/JAAZX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R2/JAAZX)	$55	0.50%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class R2/JAAZX) returned 20.02% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2065 Lifetime Portfolio (Class R2/JAAZX)	20.02%	8.15%	12.65%
S&P 500 Index	20.38%	12.79%	16.88%
S&P Target Date 2060+ Index	20.42%	9.93%	13.65%
John Hancock 2065 Lifetime Index	22.43%	9.89%	13.83%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$169,983,197
Total number of portfolio holdings	82
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.0%
U.S. large cap	29.4%
International equity	27.1%
Large blend	16.3%
U.S. mid cap	8.9%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Fixed income	3.8%
Short-term bond	2.4%
Emerging-market debt	0.6%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

477A-R2

8/26

10/26

John Hancock Multimanager 2065 Lifetime Portfolio

John Hancock Multimanager 2065 Lifetime Portfolio
Class R4/JABBX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R4/JABBX)	$19	0.17%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class R4/JABBX) returned 20.24% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2065 Lifetime Portfolio (Class R4/JABBX)	20.24%	8.34%	12.83%
S&P 500 Index	20.38%	12.79%	16.88%
S&P Target Date 2060+ Index	20.42%	9.93%	13.65%
John Hancock 2065 Lifetime Index	22.43%	9.89%	13.83%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$169,983,197
Total number of portfolio holdings	82
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.0%
U.S. large cap	29.4%
International equity	27.1%
Large blend	16.3%
U.S. mid cap	8.9%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Fixed income	3.8%
Short-term bond	2.4%
Emerging-market debt	0.6%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

477A-R4

8/26

10/26

John Hancock Multimanager 2065 Lifetime Portfolio

John Hancock Multimanager 2065 Lifetime Portfolio
Class R5/JABDX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R5/JABDX)	$6	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class R5/JABDX) returned 20.44% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2065 Lifetime Portfolio (Class R5/JABDX)	20.44%	8.47%	12.98%
S&P 500 Index	20.38%	12.79%	16.88%
S&P Target Date 2060+ Index	20.42%	9.93%	13.65%
John Hancock 2065 Lifetime Index	22.43%	9.89%	13.83%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$169,983,197
Total number of portfolio holdings	82
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.0%
U.S. large cap	29.4%
International equity	27.1%
Large blend	16.3%
U.S. mid cap	8.9%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Fixed income	3.8%
Short-term bond	2.4%
Emerging-market debt	0.6%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

477A-R5

8/26

10/26

John Hancock Multimanager 2065 Lifetime Portfolio

John Hancock Multimanager 2065 Lifetime Portfolio
Class R6/JABEX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R6/JABEX)	$0	0.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2065 Lifetime Portfolio (Class R6/JABEX) returned 20.49% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Multimanager 2065 Lifetime Portfolio (Class R6/JABEX)	20.49%	8.50%	13.01%
S&P 500 Index	20.38%	12.79%	16.88%
S&P Target Date 2060+ Index	20.42%	9.93%	13.65%
John Hancock 2065 Lifetime Index	22.43%	9.89%	13.83%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$169,983,197
Total number of portfolio holdings	82
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.0%
U.S. large cap	29.4%
International equity	27.1%
Large blend	16.3%
U.S. mid cap	8.9%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Fixed income	3.8%
Short-term bond	2.4%
Emerging-market debt	0.6%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

477A-R6

8/26

10/26

John Hancock Multimanager 2065 Lifetime Portfolio

John Hancock Multimanager 2060 Lifetime Portfolio
Class 1/JRETX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class 1/JRETX)	$6	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class 1/JRETX) returned 20.42% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2060 Lifetime Portfolio (Class 1/JRETX)	20.42%	8.43%	11.34%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2060+ Index	20.42%	9.93%	11.64%
John Hancock 2060 Lifetime Index	22.43%	9.89%	12.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$358,277,199
Total number of portfolio holdings	83
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.0%
U.S. large cap	29.5%
International equity	27.1%
Large blend	16.2%
U.S. mid cap	8.9%
Emerging-market equity	5.9%
U.S. small cap	1.4%
Fixed income	3.7%
Short-term bond	2.4%
Emerging-market debt	0.5%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

463A-1

8/26

10/26

John Hancock Multimanager 2060 Lifetime Portfolio

John Hancock Multimanager 2060 Lifetime Portfolio
Class A/JJERX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class A/JJERX)	$45	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class A/JJERX) returned 19.98% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2060 Lifetime Portfolio (Class A/JJERX)	13.98%	6.93%	10.36%
Multimanager 2060 Lifetime Portfolio (Class A/JJERX)—excluding sales charge	19.98%	8.03%	10.93%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2060+ Index	20.42%	9.93%	11.64%
John Hancock 2060 Lifetime Index	22.43%	9.89%	12.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$358,277,199
Total number of portfolio holdings	83
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.0%
U.S. large cap	29.5%
International equity	27.1%
Large blend	16.2%
U.S. mid cap	8.9%
Emerging-market equity	5.9%
U.S. small cap	1.4%
Fixed income	3.7%
Short-term bond	2.4%
Emerging-market debt	0.5%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

463A-A

8/26

10/26

John Hancock Multimanager 2060 Lifetime Portfolio

John Hancock Multimanager 2060 Lifetime Portfolio
Class I/JMENX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class I/JMENX)	$12	0.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class I/JMENX) returned 20.42% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2060 Lifetime Portfolio (Class I/JMENX)	20.42%	8.39%	11.28%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2060+ Index	20.42%	9.93%	11.64%
John Hancock 2060 Lifetime Index	22.43%	9.89%	12.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$358,277,199
Total number of portfolio holdings	83
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.0%
U.S. large cap	29.5%
International equity	27.1%
Large blend	16.2%
U.S. mid cap	8.9%
Emerging-market equity	5.9%
U.S. small cap	1.4%
Fixed income	3.7%
Short-term bond	2.4%
Emerging-market debt	0.5%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

463A-I

8/26

10/26

John Hancock Multimanager 2060 Lifetime Portfolio

John Hancock Multimanager 2060 Lifetime Portfolio
Class R2/JVIMX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R2/JVIMX)	$55	0.50%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class R2/JVIMX) returned 19.89% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2060 Lifetime Portfolio (Class R2/JVIMX)	19.89%	7.94%	10.92%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2060+ Index	20.42%	9.93%	11.64%
John Hancock 2060 Lifetime Index	22.43%	9.89%	12.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$358,277,199
Total number of portfolio holdings	83
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.0%
U.S. large cap	29.5%
International equity	27.1%
Large blend	16.2%
U.S. mid cap	8.9%
Emerging-market equity	5.9%
U.S. small cap	1.4%
Fixed income	3.7%
Short-term bond	2.4%
Emerging-market debt	0.5%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

463A-R2

8/26

10/26

John Hancock Multimanager 2060 Lifetime Portfolio

John Hancock Multimanager 2060 Lifetime Portfolio
Class R4/JROUX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R4/JROUX)	$28	0.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class R4/JROUX) returned 20.17% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2060 Lifetime Portfolio (Class R4/JROUX)	20.17%	8.25%	11.18%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2060+ Index	20.42%	9.93%	11.64%
John Hancock 2060 Lifetime Index	22.43%	9.89%	12.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$358,277,199
Total number of portfolio holdings	83
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.0%
U.S. large cap	29.5%
International equity	27.1%
Large blend	16.2%
U.S. mid cap	8.9%
Emerging-market equity	5.9%
U.S. small cap	1.4%
Fixed income	3.7%
Short-term bond	2.4%
Emerging-market debt	0.5%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

463A-R4

8/26

10/26

John Hancock Multimanager 2060 Lifetime Portfolio

John Hancock Multimanager 2060 Lifetime Portfolio
Class R5/JGHTX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R5/JGHTX)	$6	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class R5/JGHTX) returned 20.37% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2060 Lifetime Portfolio (Class R5/JGHTX)	20.37%	8.42%	11.34%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2060+ Index	20.42%	9.93%	11.64%
John Hancock 2060 Lifetime Index	22.43%	9.89%	12.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$358,277,199
Total number of portfolio holdings	83
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.0%
U.S. large cap	29.5%
International equity	27.1%
Large blend	16.2%
U.S. mid cap	8.9%
Emerging-market equity	5.9%
U.S. small cap	1.4%
Fixed income	3.7%
Short-term bond	2.4%
Emerging-market debt	0.5%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

463A-R5

8/26

10/26

John Hancock Multimanager 2060 Lifetime Portfolio

John Hancock Multimanager 2060 Lifetime Portfolio
Class R6/JESRX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R6/JESRX)	$0	0.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2060 Lifetime Portfolio (Class R6/JESRX) returned 20.46% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2060 Lifetime Portfolio (Class R6/JESRX)	20.46%	8.47%	11.39%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2060+ Index	20.42%	9.93%	11.64%
John Hancock 2060 Lifetime Index	22.43%	9.89%	12.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$358,277,199
Total number of portfolio holdings	83
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.0%
U.S. large cap	29.5%
International equity	27.1%
Large blend	16.2%
U.S. mid cap	8.9%
Emerging-market equity	5.9%
U.S. small cap	1.4%
Fixed income	3.7%
Short-term bond	2.4%
Emerging-market debt	0.5%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

463A-R6

8/26

10/26

John Hancock Multimanager 2060 Lifetime Portfolio

John Hancock Multimanager 2055 Lifetime Portfolio
Class 1/JLKUX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class 1/JLKUX)	$6	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class 1/JLKUX) returned 20.47% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class 1/JLKUX)	20.47%	8.41%	11.33%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2055 Index	20.42%	9.92%	11.57%
John Hancock 2055 Lifetime Index	22.43%	9.89%	12.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$482,927,299
Total number of portfolio holdings	83
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.0%
U.S. large cap	29.5%
International equity	27.1%
Large blend	16.3%
U.S. mid cap	8.9%
Emerging-market equity	5.8%
U.S. small cap	1.4%
Fixed income	3.7%
Short-term bond	2.4%
Emerging-market debt	0.5%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

449A-1

8/26

10/26

John Hancock Multimanager 2055 Lifetime Portfolio

John Hancock Multimanager 2055 Lifetime Portfolio
Class A/JLKLX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class A/JLKLX)	$45	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class A/JLKLX) returned 19.99% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class A/JLKLX)	14.01%	6.92%	10.35%
Multimanager 2055 Lifetime Portfolio (Class A/JLKLX)—excluding sales charge	19.99%	8.02%	10.92%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2055 Index	20.42%	9.92%	11.57%
John Hancock 2055 Lifetime Index	22.43%	9.89%	12.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$482,927,299
Total number of portfolio holdings	83
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.0%
U.S. large cap	29.5%
International equity	27.1%
Large blend	16.3%
U.S. mid cap	8.9%
Emerging-market equity	5.8%
U.S. small cap	1.4%
Fixed income	3.7%
Short-term bond	2.4%
Emerging-market debt	0.5%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

449A-A

8/26

10/26

John Hancock Multimanager 2055 Lifetime Portfolio

John Hancock Multimanager 2055 Lifetime Portfolio
Class I/JHRTX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class I/JHRTX)	$12	0.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class I/JHRTX) returned 20.40% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class I/JHRTX)	20.40%	8.34%	11.25%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2055 Index	20.42%	9.92%	11.57%
John Hancock 2055 Lifetime Index	22.43%	9.89%	12.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$482,927,299
Total number of portfolio holdings	83
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.0%
U.S. large cap	29.5%
International equity	27.1%
Large blend	16.3%
U.S. mid cap	8.9%
Emerging-market equity	5.8%
U.S. small cap	1.4%
Fixed income	3.7%
Short-term bond	2.4%
Emerging-market debt	0.5%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

449A-I

8/26

10/26

John Hancock Multimanager 2055 Lifetime Portfolio

John Hancock Multimanager 2055 Lifetime Portfolio
Class R2/JLKNX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R2/JLKNX)	$55	0.50%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class R2/JLKNX) returned 19.84% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class R2/JLKNX)	19.84%	7.90%	10.84%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2055 Index	20.42%	9.92%	11.57%
John Hancock 2055 Lifetime Index	22.43%	9.89%	12.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$482,927,299
Total number of portfolio holdings	83
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.0%
U.S. large cap	29.5%
International equity	27.1%
Large blend	16.3%
U.S. mid cap	8.9%
Emerging-market equity	5.8%
U.S. small cap	1.4%
Fixed income	3.7%
Short-term bond	2.4%
Emerging-market debt	0.5%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

449A-R2

8/26

10/26

John Hancock Multimanager 2055 Lifetime Portfolio

John Hancock Multimanager 2055 Lifetime Portfolio
Class R4/JLKQX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R4/JLKQX)	$19	0.17%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class R4/JLKQX) returned 20.32% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class R4/JLKQX)	20.32%	8.31%	11.21%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2055 Index	20.42%	9.92%	11.57%
John Hancock 2055 Lifetime Index	22.43%	9.89%	12.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$482,927,299
Total number of portfolio holdings	83
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.0%
U.S. large cap	29.5%
International equity	27.1%
Large blend	16.3%
U.S. mid cap	8.9%
Emerging-market equity	5.8%
U.S. small cap	1.4%
Fixed income	3.7%
Short-term bond	2.4%
Emerging-market debt	0.5%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

449A-R4

8/26

10/26

John Hancock Multimanager 2055 Lifetime Portfolio

John Hancock Multimanager 2055 Lifetime Portfolio
Class R5/JLKSX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R5/JLKSX)	$6	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class R5/JLKSX) returned 20.35% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class R5/JLKSX)	20.35%	8.39%	11.32%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2055 Index	20.42%	9.92%	11.57%
John Hancock 2055 Lifetime Index	22.43%	9.89%	12.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$482,927,299
Total number of portfolio holdings	83
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.0%
U.S. large cap	29.5%
International equity	27.1%
Large blend	16.3%
U.S. mid cap	8.9%
Emerging-market equity	5.8%
U.S. small cap	1.4%
Fixed income	3.7%
Short-term bond	2.4%
Emerging-market debt	0.5%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

449A-R5

8/26

10/26

John Hancock Multimanager 2055 Lifetime Portfolio

John Hancock Multimanager 2055 Lifetime Portfolio
Class R6/JLKTX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R6/JLKTX)	$0	0.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2055 Lifetime Portfolio (Class R6/JLKTX) returned 20.41% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2055 Lifetime Portfolio (Class R6/JLKTX)	20.41%	8.45%	11.38%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2055 Index	20.42%	9.92%	11.57%
John Hancock 2055 Lifetime Index	22.43%	9.89%	12.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$482,927,299
Total number of portfolio holdings	83
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.0%
U.S. large cap	29.5%
International equity	27.1%
Large blend	16.3%
U.S. mid cap	8.9%
Emerging-market equity	5.8%
U.S. small cap	1.4%
Fixed income	3.7%
Short-term bond	2.4%
Emerging-market debt	0.5%
Intermediate bond	0.5%
High yield bond	0.3%
Alternative and specialty	0.5%
Absolute return	0.5%
Unaffiliated investment companies	6.3%
Equity	6.3%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

449A-R6

8/26

10/26

John Hancock Multimanager 2055 Lifetime Portfolio

John Hancock Multimanager 2050 Lifetime Portfolio
Class 1/JLKOX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class 1/JLKOX)	$6	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class 1/JLKOX) returned 20.46% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class 1/JLKOX)	20.46%	8.41%	11.32%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2050 Index	19.92%	9.75%	11.41%
John Hancock 2050 Lifetime Index	22.43%	9.89%	12.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$697,641,979
Total number of portfolio holdings	84
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	88.4%
U.S. large cap	29.3%
International equity	27.1%
Large blend	16.2%
U.S. mid cap	8.6%
Emerging-market equity	5.8%
U.S. small cap	1.4%
Fixed income	4.2%
Short-term bond	2.4%
Intermediate bond	0.9%
Emerging-market debt	0.6%
High yield bond	0.3%
Alternative and specialty	0.7%
Absolute return	0.4%
Sector equity	0.3%
Unaffiliated investment companies	6.2%
Equity	6.2%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

396A-1

8/26

10/26

John Hancock Multimanager 2050 Lifetime Portfolio

John Hancock Multimanager 2050 Lifetime Portfolio
Class A/JLKAX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class A/JLKAX)	$45	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class A/JLKAX) returned 19.97% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class A/JLKAX)	13.94%	6.92%	10.36%
Multimanager 2050 Lifetime Portfolio (Class A/JLKAX)—excluding sales charge	19.97%	8.02%	10.92%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2050 Index	19.92%	9.75%	11.41%
John Hancock 2050 Lifetime Index	22.43%	9.89%	12.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$697,641,979
Total number of portfolio holdings	84
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	88.4%
U.S. large cap	29.3%
International equity	27.1%
Large blend	16.2%
U.S. mid cap	8.6%
Emerging-market equity	5.8%
U.S. small cap	1.4%
Fixed income	4.2%
Short-term bond	2.4%
Intermediate bond	0.9%
Emerging-market debt	0.6%
High yield bond	0.3%
Alternative and specialty	0.7%
Absolute return	0.4%
Sector equity	0.3%
Unaffiliated investment companies	6.2%
Equity	6.2%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

396A-A

8/26

10/26

John Hancock Multimanager 2050 Lifetime Portfolio

John Hancock Multimanager 2050 Lifetime Portfolio
Class I/JHRPX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class I/JHRPX)	$12	0.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class I/JHRPX) returned 20.38% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class I/JHRPX)	20.38%	8.35%	11.25%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2050 Index	19.92%	9.75%	11.41%
John Hancock 2050 Lifetime Index	22.43%	9.89%	12.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$697,641,979
Total number of portfolio holdings	84
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	88.4%
U.S. large cap	29.3%
International equity	27.1%
Large blend	16.2%
U.S. mid cap	8.6%
Emerging-market equity	5.8%
U.S. small cap	1.4%
Fixed income	4.2%
Short-term bond	2.4%
Intermediate bond	0.9%
Emerging-market debt	0.6%
High yield bond	0.3%
Alternative and specialty	0.7%
Absolute return	0.4%
Sector equity	0.3%
Unaffiliated investment companies	6.2%
Equity	6.2%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

396A-I

8/26

10/26

John Hancock Multimanager 2050 Lifetime Portfolio

John Hancock Multimanager 2050 Lifetime Portfolio
Class R2/JLKEX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R2/JLKEX)	$55	0.50%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class R2/JLKEX) returned 19.89% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class R2/JLKEX)	19.89%	7.92%	10.82%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2050 Index	19.92%	9.75%	11.41%
John Hancock 2050 Lifetime Index	22.43%	9.89%	12.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$697,641,979
Total number of portfolio holdings	84
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	88.4%
U.S. large cap	29.3%
International equity	27.1%
Large blend	16.2%
U.S. mid cap	8.6%
Emerging-market equity	5.8%
U.S. small cap	1.4%
Fixed income	4.2%
Short-term bond	2.4%
Intermediate bond	0.9%
Emerging-market debt	0.6%
High yield bond	0.3%
Alternative and specialty	0.7%
Absolute return	0.4%
Sector equity	0.3%
Unaffiliated investment companies	6.2%
Equity	6.2%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

396A-R2

8/26

10/26

John Hancock Multimanager 2050 Lifetime Portfolio

John Hancock Multimanager 2050 Lifetime Portfolio
Class R4/JLKGX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R4/JLKGX)	$28	0.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class R4/JLKGX) returned 20.13% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class R4/JLKGX)	20.13%	8.18%	11.09%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2050 Index	19.92%	9.75%	11.41%
John Hancock 2050 Lifetime Index	22.43%	9.89%	12.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$697,641,979
Total number of portfolio holdings	84
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	88.4%
U.S. large cap	29.3%
International equity	27.1%
Large blend	16.2%
U.S. mid cap	8.6%
Emerging-market equity	5.8%
U.S. small cap	1.4%
Fixed income	4.2%
Short-term bond	2.4%
Intermediate bond	0.9%
Emerging-market debt	0.6%
High yield bond	0.3%
Alternative and specialty	0.7%
Absolute return	0.4%
Sector equity	0.3%
Unaffiliated investment companies	6.2%
Equity	6.2%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

396A-R4

8/26

10/26

John Hancock Multimanager 2050 Lifetime Portfolio

John Hancock Multimanager 2050 Lifetime Portfolio
Class R5/JLKHX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R5/JLKHX)	$6	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class R5/JLKHX) returned 20.42% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class R5/JLKHX)	20.42%	8.42%	11.33%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2050 Index	19.92%	9.75%	11.41%
John Hancock 2050 Lifetime Index	22.43%	9.89%	12.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$697,641,979
Total number of portfolio holdings	84
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	88.4%
U.S. large cap	29.3%
International equity	27.1%
Large blend	16.2%
U.S. mid cap	8.6%
Emerging-market equity	5.8%
U.S. small cap	1.4%
Fixed income	4.2%
Short-term bond	2.4%
Intermediate bond	0.9%
Emerging-market debt	0.6%
High yield bond	0.3%
Alternative and specialty	0.7%
Absolute return	0.4%
Sector equity	0.3%
Unaffiliated investment companies	6.2%
Equity	6.2%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

396A-R5

8/26

10/26

John Hancock Multimanager 2050 Lifetime Portfolio

John Hancock Multimanager 2050 Lifetime Portfolio
Class R6/JLKRX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R6/JLKRX)	$0	0.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2050 Lifetime Portfolio (Class R6/JLKRX) returned 20.46% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by short-term bonds and emerging market debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2050 Lifetime Portfolio (Class R6/JLKRX)	20.46%	8.47%	11.38%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2050 Index	19.92%	9.75%	11.41%
John Hancock 2050 Lifetime Index	22.43%	9.89%	12.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$697,641,979
Total number of portfolio holdings	84
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	88.4%
U.S. large cap	29.3%
International equity	27.1%
Large blend	16.2%
U.S. mid cap	8.6%
Emerging-market equity	5.8%
U.S. small cap	1.4%
Fixed income	4.2%
Short-term bond	2.4%
Intermediate bond	0.9%
Emerging-market debt	0.6%
High yield bond	0.3%
Alternative and specialty	0.7%
Absolute return	0.4%
Sector equity	0.3%
Unaffiliated investment companies	6.2%
Equity	6.2%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

396A-R6

8/26

10/26

John Hancock Multimanager 2050 Lifetime Portfolio

John Hancock Multimanager 2045 Lifetime Portfolio
Class 1/JLJOX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class 1/JLJOX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class 1/JLJOX) returned 19.43% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class 1/JLJOX)	19.43%	7.98%	11.12%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2045 Index	19.33%	9.45%	11.11%
John Hancock 2045 Lifetime Index	21.02%	9.28%	12.03%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,024,345,141
Total number of portfolio holdings	85
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	81.1%
International equity	26.9%
U.S. large cap	26.0%
Large blend	15.3%
U.S. mid cap	7.4%
Emerging-market equity	4.3%
U.S. small cap	1.2%
Fixed income	11.0%
Intermediate bond	6.3%
Short-term bond	2.3%
Emerging-market debt	1.4%
High yield bond	1.0%
Alternative and specialty	1.5%
Sector equity	1.0%
Absolute return	0.5%
Unaffiliated investment companies	5.8%
Equity	5.8%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889406
314A-1
8/26
10/26
John Hancock Multimanager 2045 Lifetime Portfolio

John Hancock Multimanager 2045 Lifetime Portfolio
Class A/JLJAX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class A/JLJAX)	$45	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class A/JLJAX) returned 18.91% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class A/JLJAX)	12.96%	6.49%	10.15%
Multimanager 2045 Lifetime Portfolio (Class A/JLJAX)—excluding sales charge	18.91%	7.59%	10.71%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2045 Index	19.33%	9.45%	11.11%
John Hancock 2045 Lifetime Index	21.02%	9.28%	12.03%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,024,345,141
Total number of portfolio holdings	85
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	81.1%
International equity	26.9%
U.S. large cap	26.0%
Large blend	15.3%
U.S. mid cap	7.4%
Emerging-market equity	4.3%
U.S. small cap	1.2%
Fixed income	11.0%
Intermediate bond	6.3%
Short-term bond	2.3%
Emerging-market debt	1.4%
High yield bond	1.0%
Alternative and specialty	1.5%
Sector equity	1.0%
Absolute return	0.5%
Unaffiliated investment companies	5.8%
Equity	5.8%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

314A-A

8/26

10/26

John Hancock Multimanager 2045 Lifetime Portfolio

John Hancock Multimanager 2045 Lifetime Portfolio
Class I/JHROX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class I/JHROX)	$12	0.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class I/JHROX) returned 19.30% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class I/JHROX)	19.30%	7.90%	11.03%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2045 Index	19.33%	9.45%	11.11%
John Hancock 2045 Lifetime Index	21.02%	9.28%	12.03%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,024,345,141
Total number of portfolio holdings	85
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	81.1%
International equity	26.9%
U.S. large cap	26.0%
Large blend	15.3%
U.S. mid cap	7.4%
Emerging-market equity	4.3%
U.S. small cap	1.2%
Fixed income	11.0%
Intermediate bond	6.3%
Short-term bond	2.3%
Emerging-market debt	1.4%
High yield bond	1.0%
Alternative and specialty	1.5%
Sector equity	1.0%
Absolute return	0.5%
Unaffiliated investment companies	5.8%
Equity	5.8%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889406
314A-I
8/26
10/26
John Hancock Multimanager 2045 Lifetime Portfolio

John Hancock Multimanager 2045 Lifetime Portfolio
Class R2/JLJEX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R2/JLJEX)	$55	0.50%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class R2/JLJEX) returned 18.87% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class R2/JLJEX)	18.87%	7.50%	10.61%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2045 Index	19.33%	9.45%	11.11%
John Hancock 2045 Lifetime Index	21.02%	9.28%	12.03%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,024,345,141
Total number of portfolio holdings	85
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	81.1%
International equity	26.9%
U.S. large cap	26.0%
Large blend	15.3%
U.S. mid cap	7.4%
Emerging-market equity	4.3%
U.S. small cap	1.2%
Fixed income	11.0%
Intermediate bond	6.3%
Short-term bond	2.3%
Emerging-market debt	1.4%
High yield bond	1.0%
Alternative and specialty	1.5%
Sector equity	1.0%
Absolute return	0.5%
Unaffiliated investment companies	5.8%
Equity	5.8%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

314A-R2

8/26

10/26

John Hancock Multimanager 2045 Lifetime Portfolio

John Hancock Multimanager 2045 Lifetime Portfolio
Class R4/JLJGX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R4/JLJGX)	$27	0.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class R4/JLJGX) returned 19.18% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class R4/JLJGX)	19.18%	7.76%	10.89%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2045 Index	19.33%	9.45%	11.11%
John Hancock 2045 Lifetime Index	21.02%	9.28%	12.03%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,024,345,141
Total number of portfolio holdings	85
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	81.1%
International equity	26.9%
U.S. large cap	26.0%
Large blend	15.3%
U.S. mid cap	7.4%
Emerging-market equity	4.3%
U.S. small cap	1.2%
Fixed income	11.0%
Intermediate bond	6.3%
Short-term bond	2.3%
Emerging-market debt	1.4%
High yield bond	1.0%
Alternative and specialty	1.5%
Sector equity	1.0%
Absolute return	0.5%
Unaffiliated investment companies	5.8%
Equity	5.8%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

314A-R4

8/26

10/26

John Hancock Multimanager 2045 Lifetime Portfolio

John Hancock Multimanager 2045 Lifetime Portfolio
Class R5/JLJHX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R5/JLJHX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class R5/JLJHX) returned 19.36% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class R5/JLJHX)	19.36%	7.98%	11.12%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2045 Index	19.33%	9.45%	11.11%
John Hancock 2045 Lifetime Index	21.02%	9.28%	12.03%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,024,345,141
Total number of portfolio holdings	85
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	81.1%
International equity	26.9%
U.S. large cap	26.0%
Large blend	15.3%
U.S. mid cap	7.4%
Emerging-market equity	4.3%
U.S. small cap	1.2%
Fixed income	11.0%
Intermediate bond	6.3%
Short-term bond	2.3%
Emerging-market debt	1.4%
High yield bond	1.0%
Alternative and specialty	1.5%
Sector equity	1.0%
Absolute return	0.5%
Unaffiliated investment companies	5.8%
Equity	5.8%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

314A-R5

8/26

10/26

John Hancock Multimanager 2045 Lifetime Portfolio

John Hancock Multimanager 2045 Lifetime Portfolio
Class R6/JLJIX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R6/JLJIX)	$0	0.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2045 Lifetime Portfolio (Class R6/JLJIX) returned 19.41% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2045 Lifetime Portfolio (Class R6/JLJIX)	19.41%	8.02%	11.16%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2045 Index	19.33%	9.45%	11.11%
John Hancock 2045 Lifetime Index	21.02%	9.28%	12.03%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,024,345,141
Total number of portfolio holdings	85
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	81.1%
International equity	26.9%
U.S. large cap	26.0%
Large blend	15.3%
U.S. mid cap	7.4%
Emerging-market equity	4.3%
U.S. small cap	1.2%
Fixed income	11.0%
Intermediate bond	6.3%
Short-term bond	2.3%
Emerging-market debt	1.4%
High yield bond	1.0%
Alternative and specialty	1.5%
Sector equity	1.0%
Absolute return	0.5%
Unaffiliated investment companies	5.8%
Equity	5.8%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889406
314A-R6
8/26
10/26
John Hancock Multimanager 2045 Lifetime Portfolio

John Hancock Multimanager 2040 Lifetime Portfolio
Class 1/JLIOX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class 1/JLIOX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class 1/JLIOX) returned 17.89% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class 1/JLIOX)	17.89%	7.22%	10.59%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2040 Index	17.78%	8.72%	10.53%
John Hancock 2040 Lifetime Index	19.30%	8.33%	11.39%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,058,913,843
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Equity	72.4%
International equity	25.2%
U.S. large cap	22.7%
Large blend	14.5%
U.S. mid cap	6.0%
Emerging-market equity	3.1%
U.S. small cap	0.9%
Fixed income	19.0%
Intermediate bond	11.9%
Short-term bond	2.7%
Emerging-market debt	2.3%
High yield bond	1.6%
Multi-sector bond	0.5%
Alternative and specialty	2.4%
Sector equity	1.9%
Absolute return	0.5%
Unaffiliated investment companies	5.4%
Equity	5.4%
U.S. Government	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

312A-1

8/26

10/26

John Hancock Multimanager 2040 Lifetime Portfolio

John Hancock Multimanager 2040 Lifetime Portfolio
Class A/JLIAX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class A/JLIAX)	$45	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class A/JLIAX) returned 17.49% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class A/JLIAX)	11.63%	5.74%	9.62%
Multimanager 2040 Lifetime Portfolio (Class A/JLIAX)—excluding sales charge	17.49%	6.83%	10.19%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2040 Index	17.78%	8.72%	10.53%
John Hancock 2040 Lifetime Index	19.30%	8.33%	11.39%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,058,913,843
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Equity	72.4%
International equity	25.2%
U.S. large cap	22.7%
Large blend	14.5%
U.S. mid cap	6.0%
Emerging-market equity	3.1%
U.S. small cap	0.9%
Fixed income	19.0%
Intermediate bond	11.9%
Short-term bond	2.7%
Emerging-market debt	2.3%
High yield bond	1.6%
Multi-sector bond	0.5%
Alternative and specialty	2.4%
Sector equity	1.9%
Absolute return	0.5%
Unaffiliated investment companies	5.4%
Equity	5.4%
U.S. Government	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

312A-A

8/26

10/26

John Hancock Multimanager 2040 Lifetime Portfolio

John Hancock Multimanager 2040 Lifetime Portfolio
Class I/JHRDX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class I/JHRDX)	$12	0.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class I/JHRDX) returned 17.90% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class I/JHRDX)	17.90%	7.15%	10.52%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2040 Index	17.78%	8.72%	10.53%
John Hancock 2040 Lifetime Index	19.30%	8.33%	11.39%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,058,913,843
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Equity	72.4%
International equity	25.2%
U.S. large cap	22.7%
Large blend	14.5%
U.S. mid cap	6.0%
Emerging-market equity	3.1%
U.S. small cap	0.9%
Fixed income	19.0%
Intermediate bond	11.9%
Short-term bond	2.7%
Emerging-market debt	2.3%
High yield bond	1.6%
Multi-sector bond	0.5%
Alternative and specialty	2.4%
Sector equity	1.9%
Absolute return	0.5%
Unaffiliated investment companies	5.4%
Equity	5.4%
U.S. Government	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

312A-I

8/26

10/26

John Hancock Multimanager 2040 Lifetime Portfolio

John Hancock Multimanager 2040 Lifetime Portfolio
Class R2/JLIEX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R2/JLIEX)	$54	0.50%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class R2/JLIEX) returned 17.51% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class R2/JLIEX)	17.51%	6.74%	10.09%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2040 Index	17.78%	8.72%	10.53%
John Hancock 2040 Lifetime Index	19.30%	8.33%	11.39%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,058,913,843
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Equity	72.4%
International equity	25.2%
U.S. large cap	22.7%
Large blend	14.5%
U.S. mid cap	6.0%
Emerging-market equity	3.1%
U.S. small cap	0.9%
Fixed income	19.0%
Intermediate bond	11.9%
Short-term bond	2.7%
Emerging-market debt	2.3%
High yield bond	1.6%
Multi-sector bond	0.5%
Alternative and specialty	2.4%
Sector equity	1.9%
Absolute return	0.5%
Unaffiliated investment companies	5.4%
Equity	5.4%
U.S. Government	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

312A-R2

8/26

10/26

John Hancock Multimanager 2040 Lifetime Portfolio

John Hancock Multimanager 2040 Lifetime Portfolio
Class R4/JLIGX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R4/JLIGX)	$27	0.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class R4/JLIGX) returned 17.74% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class R4/JLIGX)	17.74%	7.01%	10.37%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2040 Index	17.78%	8.72%	10.53%
John Hancock 2040 Lifetime Index	19.30%	8.33%	11.39%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,058,913,843
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Equity	72.4%
International equity	25.2%
U.S. large cap	22.7%
Large blend	14.5%
U.S. mid cap	6.0%
Emerging-market equity	3.1%
U.S. small cap	0.9%
Fixed income	19.0%
Intermediate bond	11.9%
Short-term bond	2.7%
Emerging-market debt	2.3%
High yield bond	1.6%
Multi-sector bond	0.5%
Alternative and specialty	2.4%
Sector equity	1.9%
Absolute return	0.5%
Unaffiliated investment companies	5.4%
Equity	5.4%
U.S. Government	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889406
312A-R4
8/26
10/26
John Hancock Multimanager 2040 Lifetime Portfolio

John Hancock Multimanager 2040 Lifetime Portfolio
Class R5/JLIHX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R5/JLIHX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class R5/JLIHX) returned 17.94% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class R5/JLIHX)	17.94%	7.20%	10.58%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2040 Index	17.78%	8.72%	10.53%
John Hancock 2040 Lifetime Index	19.30%	8.33%	11.39%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,058,913,843
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Equity	72.4%
International equity	25.2%
U.S. large cap	22.7%
Large blend	14.5%
U.S. mid cap	6.0%
Emerging-market equity	3.1%
U.S. small cap	0.9%
Fixed income	19.0%
Intermediate bond	11.9%
Short-term bond	2.7%
Emerging-market debt	2.3%
High yield bond	1.6%
Multi-sector bond	0.5%
Alternative and specialty	2.4%
Sector equity	1.9%
Absolute return	0.5%
Unaffiliated investment companies	5.4%
Equity	5.4%
U.S. Government	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

312A-R5

8/26

10/26

John Hancock Multimanager 2040 Lifetime Portfolio

John Hancock Multimanager 2040 Lifetime Portfolio
Class R6/JLIIX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R6/JLIIX)	$0	0.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2040 Lifetime Portfolio (Class R6/JLIIX) returned 17.97% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2040 Lifetime Portfolio (Class R6/JLIIX)	17.97%	7.26%	10.63%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2040 Index	17.78%	8.72%	10.53%
John Hancock 2040 Lifetime Index	19.30%	8.33%	11.39%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,058,913,843
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Equity	72.4%
International equity	25.2%
U.S. large cap	22.7%
Large blend	14.5%
U.S. mid cap	6.0%
Emerging-market equity	3.1%
U.S. small cap	0.9%
Fixed income	19.0%
Intermediate bond	11.9%
Short-term bond	2.7%
Emerging-market debt	2.3%
High yield bond	1.6%
Multi-sector bond	0.5%
Alternative and specialty	2.4%
Sector equity	1.9%
Absolute return	0.5%
Unaffiliated investment companies	5.4%
Equity	5.4%
U.S. Government	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889406
312A-R6
8/26
10/26
John Hancock Multimanager 2040 Lifetime Portfolio

John Hancock Multimanager 2035 Lifetime Portfolio
Class 1/JLHOX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class 1/JLHOX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class 1/JLHOX) returned 16.25% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class 1/JLHOX)	16.25%	6.36%	9.78%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2035 Index	15.65%	7.70%	9.66%
John Hancock 2035 Lifetime Index	17.40%	7.26%	10.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,190,623,703
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.0%
Equity	62.5%
International equity	22.5%
U.S. large cap	19.4%
Large blend	12.5%
U.S. mid cap	4.8%
Emerging-market equity	2.7%
U.S. small cap	0.6%
Fixed income	27.1%
Intermediate bond	17.3%
Short-term bond	3.5%
Emerging-market debt	3.0%
High yield bond	2.1%
Multi-sector bond	0.7%
Bank loan	0.5%
Alternative and specialty	3.4%
Sector equity	2.9%
Absolute return	0.5%
Unaffiliated investment companies	5.0%
Equity	5.0%
U.S. Government	2.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

310A-1

8/26

10/26

John Hancock Multimanager 2035 Lifetime Portfolio

John Hancock Multimanager 2035 Lifetime Portfolio
Class A/JLHAX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class A/JLHAX)	$44	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class A/JLHAX) returned 15.77% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class A/JLHAX)	9.97%	4.90%	8.82%
Multimanager 2035 Lifetime Portfolio (Class A/JLHAX)—excluding sales charge	15.77%	5.99%	9.38%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2035 Index	15.65%	7.70%	9.66%
John Hancock 2035 Lifetime Index	17.40%	7.26%	10.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,190,623,703
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.0%
Equity	62.5%
International equity	22.5%
U.S. large cap	19.4%
Large blend	12.5%
U.S. mid cap	4.8%
Emerging-market equity	2.7%
U.S. small cap	0.6%
Fixed income	27.1%
Intermediate bond	17.3%
Short-term bond	3.5%
Emerging-market debt	3.0%
High yield bond	2.1%
Multi-sector bond	0.7%
Bank loan	0.5%
Alternative and specialty	3.4%
Sector equity	2.9%
Absolute return	0.5%
Unaffiliated investment companies	5.0%
Equity	5.0%
U.S. Government	2.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

310A-A

8/26

10/26

John Hancock Multimanager 2035 Lifetime Portfolio

John Hancock Multimanager 2035 Lifetime Portfolio
Class I/JHRMX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class I/JHRMX)	$12	0.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class I/JHRMX) returned 16.20% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class I/JHRMX)	16.20%	6.27%	9.68%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2035 Index	15.65%	7.70%	9.66%
John Hancock 2035 Lifetime Index	17.40%	7.26%	10.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,190,623,703
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.0%
Equity	62.5%
International equity	22.5%
U.S. large cap	19.4%
Large blend	12.5%
U.S. mid cap	4.8%
Emerging-market equity	2.7%
U.S. small cap	0.6%
Fixed income	27.1%
Intermediate bond	17.3%
Short-term bond	3.5%
Emerging-market debt	3.0%
High yield bond	2.1%
Multi-sector bond	0.7%
Bank loan	0.5%
Alternative and specialty	3.4%
Sector equity	2.9%
Absolute return	0.5%
Unaffiliated investment companies	5.0%
Equity	5.0%
U.S. Government	2.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

310A-I

8/26

10/26

John Hancock Multimanager 2035 Lifetime Portfolio

John Hancock Multimanager 2035 Lifetime Portfolio
Class R2/JLHEX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R2/JLHEX)	$54	0.50%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class R2/JLHEX) returned 15.74% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class R2/JLHEX)	15.74%	5.88%	9.27%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2035 Index	15.65%	7.70%	9.66%
John Hancock 2035 Lifetime Index	17.40%	7.26%	10.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,190,623,703
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.0%
Equity	62.5%
International equity	22.5%
U.S. large cap	19.4%
Large blend	12.5%
U.S. mid cap	4.8%
Emerging-market equity	2.7%
U.S. small cap	0.6%
Fixed income	27.1%
Intermediate bond	17.3%
Short-term bond	3.5%
Emerging-market debt	3.0%
High yield bond	2.1%
Multi-sector bond	0.7%
Bank loan	0.5%
Alternative and specialty	3.4%
Sector equity	2.9%
Absolute return	0.5%
Unaffiliated investment companies	5.0%
Equity	5.0%
U.S. Government	2.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889406
310A-R2
8/26
10/26
John Hancock Multimanager 2035 Lifetime Portfolio

John Hancock Multimanager 2035 Lifetime Portfolio
Class R4/JLHGX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R4/JLHGX)	$28	0.26%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class R4/JLHGX) returned 16.00% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class R4/JLHGX)	16.00%	6.18%	9.55%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2035 Index	15.65%	7.70%	9.66%
John Hancock 2035 Lifetime Index	17.40%	7.26%	10.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,190,623,703
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.0%
Equity	62.5%
International equity	22.5%
U.S. large cap	19.4%
Large blend	12.5%
U.S. mid cap	4.8%
Emerging-market equity	2.7%
U.S. small cap	0.6%
Fixed income	27.1%
Intermediate bond	17.3%
Short-term bond	3.5%
Emerging-market debt	3.0%
High yield bond	2.1%
Multi-sector bond	0.7%
Bank loan	0.5%
Alternative and specialty	3.4%
Sector equity	2.9%
Absolute return	0.5%
Unaffiliated investment companies	5.0%
Equity	5.0%
U.S. Government	2.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

310A-R4

8/26

10/26

John Hancock Multimanager 2035 Lifetime Portfolio

John Hancock Multimanager 2035 Lifetime Portfolio
Class R5/JLHHX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R5/JLHHX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class R5/JLHHX) returned 16.25% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class R5/JLHHX)	16.25%	6.35%	9.76%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2035 Index	15.65%	7.70%	9.66%
John Hancock 2035 Lifetime Index	17.40%	7.26%	10.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,190,623,703
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.0%
Equity	62.5%
International equity	22.5%
U.S. large cap	19.4%
Large blend	12.5%
U.S. mid cap	4.8%
Emerging-market equity	2.7%
U.S. small cap	0.6%
Fixed income	27.1%
Intermediate bond	17.3%
Short-term bond	3.5%
Emerging-market debt	3.0%
High yield bond	2.1%
Multi-sector bond	0.7%
Bank loan	0.5%
Alternative and specialty	3.4%
Sector equity	2.9%
Absolute return	0.5%
Unaffiliated investment companies	5.0%
Equity	5.0%
U.S. Government	2.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889406
310A-R5
8/26
10/26
John Hancock Multimanager 2035 Lifetime Portfolio

John Hancock Multimanager 2035 Lifetime Portfolio
Class R6/JLHIX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R6/JLHIX)	$0	0.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2035 Lifetime Portfolio (Class R6/JLHIX) returned 16.23% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2035 Lifetime Portfolio (Class R6/JLHIX)	16.23%	6.40%	9.82%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2035 Index	15.65%	7.70%	9.66%
John Hancock 2035 Lifetime Index	17.40%	7.26%	10.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,190,623,703
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.0%
Equity	62.5%
International equity	22.5%
U.S. large cap	19.4%
Large blend	12.5%
U.S. mid cap	4.8%
Emerging-market equity	2.7%
U.S. small cap	0.6%
Fixed income	27.1%
Intermediate bond	17.3%
Short-term bond	3.5%
Emerging-market debt	3.0%
High yield bond	2.1%
Multi-sector bond	0.7%
Bank loan	0.5%
Alternative and specialty	3.4%
Sector equity	2.9%
Absolute return	0.5%
Unaffiliated investment companies	5.0%
Equity	5.0%
U.S. Government	2.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

310A-R6

8/26

10/26

John Hancock Multimanager 2035 Lifetime Portfolio

John Hancock Multimanager 2030 Lifetime Portfolio
Class 1/JLFOX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class 1/JLFOX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class 1/JLFOX) returned 14.21% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class 1/JLFOX)	14.21%	5.53%	8.88%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2030 Index	13.47%	6.63%	8.60%
John Hancock 2030 Lifetime Index	15.22%	6.27%	9.37%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,086,197,376
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	51.6%
International equity	19.7%
U.S. large cap	15.1%
Large blend	10.6%
U.S. mid cap	3.7%
Emerging-market equity	2.1%
U.S. small cap	0.4%
Fixed income	36.6%
Intermediate bond	20.6%
Short-term bond	5.5%
Emerging-market debt	3.7%
Multi-sector bond	2.8%
High yield bond	2.7%
Bank loan	1.3%
Alternative and specialty	4.2%
Sector equity	3.7%
Absolute return	0.5%
Unaffiliated investment companies	3.9%
Equity	3.9%
U.S. Government	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

308A-1

8/26

10/26

John Hancock Multimanager 2030 Lifetime Portfolio

John Hancock Multimanager 2030 Lifetime Portfolio
Class A/JLFAX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class A/JLFAX)	$44	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class A/JLFAX) returned 13.75% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class A/JLFAX)	8.10%	4.07%	7.92%
Multimanager 2030 Lifetime Portfolio (Class A/JLFAX)—excluding sales charge	13.75%	5.15%	8.48%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2030 Index	13.47%	6.63%	8.60%
John Hancock 2030 Lifetime Index	15.22%	6.27%	9.37%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,086,197,376
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	51.6%
International equity	19.7%
U.S. large cap	15.1%
Large blend	10.6%
U.S. mid cap	3.7%
Emerging-market equity	2.1%
U.S. small cap	0.4%
Fixed income	36.6%
Intermediate bond	20.6%
Short-term bond	5.5%
Emerging-market debt	3.7%
Multi-sector bond	2.8%
High yield bond	2.7%
Bank loan	1.3%
Alternative and specialty	4.2%
Sector equity	3.7%
Absolute return	0.5%
Unaffiliated investment companies	3.9%
Equity	3.9%
U.S. Government	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

308A-A

8/26

10/26

John Hancock Multimanager 2030 Lifetime Portfolio

John Hancock Multimanager 2030 Lifetime Portfolio
Class I/JHRGX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class I/JHRGX)	$12	0.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class I/JHRGX) returned 14.11% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class I/JHRGX)	14.11%	5.46%	8.81%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2030 Index	13.47%	6.63%	8.60%
John Hancock 2030 Lifetime Index	15.22%	6.27%	9.37%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,086,197,376
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	51.6%
International equity	19.7%
U.S. large cap	15.1%
Large blend	10.6%
U.S. mid cap	3.7%
Emerging-market equity	2.1%
U.S. small cap	0.4%
Fixed income	36.6%
Intermediate bond	20.6%
Short-term bond	5.5%
Emerging-market debt	3.7%
Multi-sector bond	2.8%
High yield bond	2.7%
Bank loan	1.3%
Alternative and specialty	4.2%
Sector equity	3.7%
Absolute return	0.5%
Unaffiliated investment companies	3.9%
Equity	3.9%
U.S. Government	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

308A-I

8/26

10/26

John Hancock Multimanager 2030 Lifetime Portfolio

John Hancock Multimanager 2030 Lifetime Portfolio
Class R2/JLFEX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R2/JLFEX)	$53	0.50%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class R2/JLFEX) returned 13.61% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class R2/JLFEX)	13.61%	5.05%	8.38%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2030 Index	13.47%	6.63%	8.60%
John Hancock 2030 Lifetime Index	15.22%	6.27%	9.37%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,086,197,376
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	51.6%
International equity	19.7%
U.S. large cap	15.1%
Large blend	10.6%
U.S. mid cap	3.7%
Emerging-market equity	2.1%
U.S. small cap	0.4%
Fixed income	36.6%
Intermediate bond	20.6%
Short-term bond	5.5%
Emerging-market debt	3.7%
Multi-sector bond	2.8%
High yield bond	2.7%
Bank loan	1.3%
Alternative and specialty	4.2%
Sector equity	3.7%
Absolute return	0.5%
Unaffiliated investment companies	3.9%
Equity	3.9%
U.S. Government	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889406
308A-R2
8/26
10/26
John Hancock Multimanager 2030 Lifetime Portfolio

John Hancock Multimanager 2030 Lifetime Portfolio
Class R4/JLFGX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R4/JLFGX)	$27	0.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class R4/JLFGX) returned 13.93% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class R4/JLFGX)	13.93%	5.30%	8.64%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2030 Index	13.47%	6.63%	8.60%
John Hancock 2030 Lifetime Index	15.22%	6.27%	9.37%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,086,197,376
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	51.6%
International equity	19.7%
U.S. large cap	15.1%
Large blend	10.6%
U.S. mid cap	3.7%
Emerging-market equity	2.1%
U.S. small cap	0.4%
Fixed income	36.6%
Intermediate bond	20.6%
Short-term bond	5.5%
Emerging-market debt	3.7%
Multi-sector bond	2.8%
High yield bond	2.7%
Bank loan	1.3%
Alternative and specialty	4.2%
Sector equity	3.7%
Absolute return	0.5%
Unaffiliated investment companies	3.9%
Equity	3.9%
U.S. Government	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889406
308A-R4
8/26
10/26
John Hancock Multimanager 2030 Lifetime Portfolio

John Hancock Multimanager 2030 Lifetime Portfolio
Class R5/JLFHX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R5/JLFHX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class R5/JLFHX) returned 14.11% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class R5/JLFHX)	14.11%	5.50%	8.86%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2030 Index	13.47%	6.63%	8.60%
John Hancock 2030 Lifetime Index	15.22%	6.27%	9.37%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,086,197,376
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	51.6%
International equity	19.7%
U.S. large cap	15.1%
Large blend	10.6%
U.S. mid cap	3.7%
Emerging-market equity	2.1%
U.S. small cap	0.4%
Fixed income	36.6%
Intermediate bond	20.6%
Short-term bond	5.5%
Emerging-market debt	3.7%
Multi-sector bond	2.8%
High yield bond	2.7%
Bank loan	1.3%
Alternative and specialty	4.2%
Sector equity	3.7%
Absolute return	0.5%
Unaffiliated investment companies	3.9%
Equity	3.9%
U.S. Government	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889406
308A-R5
8/26
10/26
John Hancock Multimanager 2030 Lifetime Portfolio

John Hancock Multimanager 2030 Lifetime Portfolio
Class R6/JLFIX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R6/JLFIX)	$0	0.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2030 Lifetime Portfolio (Class R6/JLFIX) returned 14.27% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2030 Lifetime Portfolio (Class R6/JLFIX)	14.27%	5.57%	8.92%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2030 Index	13.47%	6.63%	8.60%
John Hancock 2030 Lifetime Index	15.22%	6.27%	9.37%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,086,197,376
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.4%
Equity	51.6%
International equity	19.7%
U.S. large cap	15.1%
Large blend	10.6%
U.S. mid cap	3.7%
Emerging-market equity	2.1%
U.S. small cap	0.4%
Fixed income	36.6%
Intermediate bond	20.6%
Short-term bond	5.5%
Emerging-market debt	3.7%
Multi-sector bond	2.8%
High yield bond	2.7%
Bank loan	1.3%
Alternative and specialty	4.2%
Sector equity	3.7%
Absolute return	0.5%
Unaffiliated investment companies	3.9%
Equity	3.9%
U.S. Government	3.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889406
308A-R6
8/26
10/26
John Hancock Multimanager 2030 Lifetime Portfolio

John Hancock Multimanager 2025 Lifetime Portfolio
Class 1/JLEOX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class 1/JLEOX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class 1/JLEOX) returned 12.13% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class 1/JLEOX)	12.13%	4.76%	7.87%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2025 Index	11.58%	5.68%	7.63%
John Hancock 2025 Lifetime Index	12.95%	5.33%	8.23%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$650,919,838
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.5%
Equity	41.9%
International equity	15.8%
U.S. large cap	11.3%
Large blend	10.5%
U.S. mid cap	2.6%
Emerging-market equity	1.2%
U.S. small cap	0.5%
Fixed income	44.9%
Intermediate bond	24.1%
Short-term bond	6.7%
Emerging-market debt	4.5%
Multi-sector bond	4.3%
High yield bond	3.3%
Bank loan	2.0%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	3.3%
Equity	3.3%
U.S. Government	5.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889406
306A-1
8/26
10/26
John Hancock Multimanager 2025 Lifetime Portfolio

John Hancock Multimanager 2025 Lifetime Portfolio
Class A/JLEAX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class A/JLEAX)	$43	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class A/JLEAX) returned 11.65% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class A/JLEAX)	6.06%	3.30%	6.93%
Multimanager 2025 Lifetime Portfolio (Class A/JLEAX)—excluding sales charge	11.65%	4.36%	7.48%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2025 Index	11.58%	5.68%	7.63%
John Hancock 2025 Lifetime Index	12.95%	5.33%	8.23%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$650,919,838
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.5%
Equity	41.9%
International equity	15.8%
U.S. large cap	11.3%
Large blend	10.5%
U.S. mid cap	2.6%
Emerging-market equity	1.2%
U.S. small cap	0.5%
Fixed income	44.9%
Intermediate bond	24.1%
Short-term bond	6.7%
Emerging-market debt	4.5%
Multi-sector bond	4.3%
High yield bond	3.3%
Bank loan	2.0%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	3.3%
Equity	3.3%
U.S. Government	5.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889406
306A-A
8/26
10/26
John Hancock Multimanager 2025 Lifetime Portfolio

John Hancock Multimanager 2025 Lifetime Portfolio
Class I/JHRNX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class I/JHRNX)	$12	0.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class I/JHRNX) returned 12.14% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class I/JHRNX)	12.14%	4.70%	7.83%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2025 Index	11.58%	5.68%	7.63%
John Hancock 2025 Lifetime Index	12.95%	5.33%	8.23%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$650,919,838
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.5%
Equity	41.9%
International equity	15.8%
U.S. large cap	11.3%
Large blend	10.5%
U.S. mid cap	2.6%
Emerging-market equity	1.2%
U.S. small cap	0.5%
Fixed income	44.9%
Intermediate bond	24.1%
Short-term bond	6.7%
Emerging-market debt	4.5%
Multi-sector bond	4.3%
High yield bond	3.3%
Bank loan	2.0%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	3.3%
Equity	3.3%
U.S. Government	5.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889406
306A-I
8/26
10/26
John Hancock Multimanager 2025 Lifetime Portfolio

John Hancock Multimanager 2025 Lifetime Portfolio
Class R2/JLEEX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R2/JLEEX)	$53	0.50%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class R2/JLEEX) returned 11.69% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class R2/JLEEX)	11.69%	4.29%	7.40%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2025 Index	11.58%	5.68%	7.63%
John Hancock 2025 Lifetime Index	12.95%	5.33%	8.23%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$650,919,838
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.5%
Equity	41.9%
International equity	15.8%
U.S. large cap	11.3%
Large blend	10.5%
U.S. mid cap	2.6%
Emerging-market equity	1.2%
U.S. small cap	0.5%
Fixed income	44.9%
Intermediate bond	24.1%
Short-term bond	6.7%
Emerging-market debt	4.5%
Multi-sector bond	4.3%
High yield bond	3.3%
Bank loan	2.0%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	3.3%
Equity	3.3%
U.S. Government	5.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889406
306A-R2
8/26
10/26
John Hancock Multimanager 2025 Lifetime Portfolio

John Hancock Multimanager 2025 Lifetime Portfolio
Class R4/JLEGX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R4/JLEGX)	$26	0.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class R4/JLEGX) returned 11.88% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class R4/JLEGX)	11.88%	4.55%	7.66%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2025 Index	11.58%	5.68%	7.63%
John Hancock 2025 Lifetime Index	12.95%	5.33%	8.23%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$650,919,838
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.5%
Equity	41.9%
International equity	15.8%
U.S. large cap	11.3%
Large blend	10.5%
U.S. mid cap	2.6%
Emerging-market equity	1.2%
U.S. small cap	0.5%
Fixed income	44.9%
Intermediate bond	24.1%
Short-term bond	6.7%
Emerging-market debt	4.5%
Multi-sector bond	4.3%
High yield bond	3.3%
Bank loan	2.0%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	3.3%
Equity	3.3%
U.S. Government	5.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889406
306A-R4
8/26
10/26
John Hancock Multimanager 2025 Lifetime Portfolio

John Hancock Multimanager 2025 Lifetime Portfolio
Class R5/JLEHX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R5/JLEHX)	$6	0.06%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class R5/JLEHX) returned 12.13% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class R5/JLEHX)	12.13%	4.75%	7.87%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2025 Index	11.58%	5.68%	7.63%
John Hancock 2025 Lifetime Index	12.95%	5.33%	8.23%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$650,919,838
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.5%
Equity	41.9%
International equity	15.8%
U.S. large cap	11.3%
Large blend	10.5%
U.S. mid cap	2.6%
Emerging-market equity	1.2%
U.S. small cap	0.5%
Fixed income	44.9%
Intermediate bond	24.1%
Short-term bond	6.7%
Emerging-market debt	4.5%
Multi-sector bond	4.3%
High yield bond	3.3%
Bank loan	2.0%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	3.3%
Equity	3.3%
U.S. Government	5.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889406
306A-R5
8/26
10/26
John Hancock Multimanager 2025 Lifetime Portfolio

John Hancock Multimanager 2025 Lifetime Portfolio
Class R6/JLEIX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R6/JLEIX)	$0	0.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2025 Lifetime Portfolio (Class R6/JLEIX) returned 12.20% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2025 Lifetime Portfolio (Class R6/JLEIX)	12.20%	4.81%	7.93%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2025 Index	11.58%	5.68%	7.63%
John Hancock 2025 Lifetime Index	12.95%	5.33%	8.23%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$650,919,838
Total number of portfolio holdings	92
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.5%
Equity	41.9%
International equity	15.8%
U.S. large cap	11.3%
Large blend	10.5%
U.S. mid cap	2.6%
Emerging-market equity	1.2%
U.S. small cap	0.5%
Fixed income	44.9%
Intermediate bond	24.1%
Short-term bond	6.7%
Emerging-market debt	4.5%
Multi-sector bond	4.3%
High yield bond	3.3%
Bank loan	2.0%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	3.3%
Equity	3.3%
U.S. Government	5.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

306A-R6

8/26

10/26

John Hancock Multimanager 2025 Lifetime Portfolio

John Hancock Multimanager 2020 Lifetime Portfolio
Class 1/JLDOX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class 1/JLDOX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class 1/JLDOX) returned 10.91% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class 1/JLDOX)	10.91%	4.45%	7.04%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2020 Index	9.98%	5.06%	6.78%
John Hancock 2020 Lifetime Index	11.51%	4.94%	7.26%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$334,617,817
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.0%
Equity	35.3%
International equity	13.9%
Large blend	10.8%
U.S. large cap	8.0%
U.S. mid cap	1.8%
U.S. small cap	0.4%
Emerging-market equity	0.4%
Fixed income	50.0%
Intermediate bond	26.0%
Short-term bond	8.5%
Emerging-market debt	4.7%
Multi-sector bond	4.5%
High yield bond	3.5%
Bank loan	2.8%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	3.3%
Equity	3.3%
U.S. Government	6.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

304A-1

8/26

10/26

John Hancock Multimanager 2020 Lifetime Portfolio

John Hancock Multimanager 2020 Lifetime Portfolio
Class A/JLDAX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class A/JLDAX)	$43	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class A/JLDAX) returned 10.50% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class A/JLDAX)	4.94%	3.02%	6.10%
Multimanager 2020 Lifetime Portfolio (Class A/JLDAX)—excluding sales charge	10.50%	4.08%	6.64%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2020 Index	9.98%	5.06%	6.78%
John Hancock 2020 Lifetime Index	11.51%	4.94%	7.26%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$334,617,817
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.0%
Equity	35.3%
International equity	13.9%
Large blend	10.8%
U.S. large cap	8.0%
U.S. mid cap	1.8%
U.S. small cap	0.4%
Emerging-market equity	0.4%
Fixed income	50.0%
Intermediate bond	26.0%
Short-term bond	8.5%
Emerging-market debt	4.7%
Multi-sector bond	4.5%
High yield bond	3.5%
Bank loan	2.8%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	3.3%
Equity	3.3%
U.S. Government	6.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889406
304A-A
8/26
10/26
John Hancock Multimanager 2020 Lifetime Portfolio

John Hancock Multimanager 2020 Lifetime Portfolio
Class I/JHRVX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class I/JHRVX)	$12	0.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class I/JHRVX) returned 10.80% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class I/JHRVX)	10.80%	4.41%	6.98%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2020 Index	9.98%	5.06%	6.78%
John Hancock 2020 Lifetime Index	11.51%	4.94%	7.26%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$334,617,817
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.0%
Equity	35.3%
International equity	13.9%
Large blend	10.8%
U.S. large cap	8.0%
U.S. mid cap	1.8%
U.S. small cap	0.4%
Emerging-market equity	0.4%
Fixed income	50.0%
Intermediate bond	26.0%
Short-term bond	8.5%
Emerging-market debt	4.7%
Multi-sector bond	4.5%
High yield bond	3.5%
Bank loan	2.8%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	3.3%
Equity	3.3%
U.S. Government	6.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889406
304A-I
8/26
10/26
John Hancock Multimanager 2020 Lifetime Portfolio

John Hancock Multimanager 2020 Lifetime Portfolio
Class R2/JLDEX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R2/JLDEX)	$52	0.49%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class R2/JLDEX) returned 10.36% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class R2/JLDEX)	10.36%	3.99%	6.55%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2020 Index	9.98%	5.06%	6.78%
John Hancock 2020 Lifetime Index	11.51%	4.94%	7.26%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$334,617,817
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.0%
Equity	35.3%
International equity	13.9%
Large blend	10.8%
U.S. large cap	8.0%
U.S. mid cap	1.8%
U.S. small cap	0.4%
Emerging-market equity	0.4%
Fixed income	50.0%
Intermediate bond	26.0%
Short-term bond	8.5%
Emerging-market debt	4.7%
Multi-sector bond	4.5%
High yield bond	3.5%
Bank loan	2.8%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	3.3%
Equity	3.3%
U.S. Government	6.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889406
304A-R2
8/26
10/26
John Hancock Multimanager 2020 Lifetime Portfolio

John Hancock Multimanager 2020 Lifetime Portfolio
Class R4/JLDGX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R4/JLDGX)	$27	0.26%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class R4/JLDGX) returned 10.63% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class R4/JLDGX)	10.63%	4.23%	6.81%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2020 Index	9.98%	5.06%	6.78%
John Hancock 2020 Lifetime Index	11.51%	4.94%	7.26%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$334,617,817
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.0%
Equity	35.3%
International equity	13.9%
Large blend	10.8%
U.S. large cap	8.0%
U.S. mid cap	1.8%
U.S. small cap	0.4%
Emerging-market equity	0.4%
Fixed income	50.0%
Intermediate bond	26.0%
Short-term bond	8.5%
Emerging-market debt	4.7%
Multi-sector bond	4.5%
High yield bond	3.5%
Bank loan	2.8%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	3.3%
Equity	3.3%
U.S. Government	6.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889406
304A-R4
8/26
10/26
John Hancock Multimanager 2020 Lifetime Portfolio

John Hancock Multimanager 2020 Lifetime Portfolio
Class R5/JLDHX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R5/JLDHX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class R5/JLDHX) returned 10.78% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class R5/JLDHX)	10.78%	4.44%	7.02%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2020 Index	9.98%	5.06%	6.78%
John Hancock 2020 Lifetime Index	11.51%	4.94%	7.26%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$334,617,817
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.0%
Equity	35.3%
International equity	13.9%
Large blend	10.8%
U.S. large cap	8.0%
U.S. mid cap	1.8%
U.S. small cap	0.4%
Emerging-market equity	0.4%
Fixed income	50.0%
Intermediate bond	26.0%
Short-term bond	8.5%
Emerging-market debt	4.7%
Multi-sector bond	4.5%
High yield bond	3.5%
Bank loan	2.8%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	3.3%
Equity	3.3%
U.S. Government	6.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

304A-R5

8/26

10/26

John Hancock Multimanager 2020 Lifetime Portfolio

John Hancock Multimanager 2020 Lifetime Portfolio
Class R6/JLDIX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R6/JLDIX)	$0	0.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2020 Lifetime Portfolio (Class R6/JLDIX) returned 10.87% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2020 Lifetime Portfolio (Class R6/JLDIX)	10.87%	4.49%	7.08%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2020 Index	9.98%	5.06%	6.78%
John Hancock 2020 Lifetime Index	11.51%	4.94%	7.26%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$334,617,817
Total number of portfolio holdings	91
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.0%
Equity	35.3%
International equity	13.9%
Large blend	10.8%
U.S. large cap	8.0%
U.S. mid cap	1.8%
U.S. small cap	0.4%
Emerging-market equity	0.4%
Fixed income	50.0%
Intermediate bond	26.0%
Short-term bond	8.5%
Emerging-market debt	4.7%
Multi-sector bond	4.5%
High yield bond	3.5%
Bank loan	2.8%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	3.3%
Equity	3.3%
U.S. Government	6.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

304A-R6

8/26

10/26

John Hancock Multimanager 2020 Lifetime Portfolio

John Hancock Multimanager 2015 Lifetime Portfolio
Class 1/JLBOX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class 1/JLBOX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class 1/JLBOX) returned 9.53% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class 1/JLBOX)	9.53%	4.25%	6.40%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2015 Index	9.24%	4.64%	6.28%
John Hancock 2015 Lifetime Index	10.13%	4.60%	6.51%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$156,355,554
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	30%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.1%
Equity	29.2%
International equity	11.8%
Large blend	8.8%
U.S. large cap	7.6%
U.S. mid cap	1.0%
Fixed income	55.2%
Intermediate bond	28.1%
Short-term bond	10.2%
Emerging-market debt	5.0%
Multi-sector bond	4.8%
High yield bond	3.6%
Bank loan	3.5%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	2.8%
Equity	2.8%
U.S. Government	8.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

302A-1

8/26

10/26

John Hancock Multimanager 2015 Lifetime Portfolio

John Hancock Multimanager 2015 Lifetime Portfolio
Class A/JLBAX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class A/JLBAX)	$43	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class A/JLBAX) returned 9.26% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class A/JLBAX)	3.77%	2.83%	5.47%
Multimanager 2015 Lifetime Portfolio (Class A/JLBAX)—excluding sales charge	9.26%	3.88%	6.01%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2015 Index	9.24%	4.64%	6.28%
John Hancock 2015 Lifetime Index	10.13%	4.60%	6.51%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$156,355,554
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	30%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.1%
Equity	29.2%
International equity	11.8%
Large blend	8.8%
U.S. large cap	7.6%
U.S. mid cap	1.0%
Fixed income	55.2%
Intermediate bond	28.1%
Short-term bond	10.2%
Emerging-market debt	5.0%
Multi-sector bond	4.8%
High yield bond	3.6%
Bank loan	3.5%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	2.8%
Equity	2.8%
U.S. Government	8.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

302A-A

8/26

10/26

John Hancock Multimanager 2015 Lifetime Portfolio

John Hancock Multimanager 2015 Lifetime Portfolio
Class I/JHREX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class I/JHREX)	$12	0.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class I/JHREX) returned 9.46% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class I/JHREX)	9.46%	4.16%	6.33%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2015 Index	9.24%	4.64%	6.28%
John Hancock 2015 Lifetime Index	10.13%	4.60%	6.51%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$156,355,554
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	30%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.1%
Equity	29.2%
International equity	11.8%
Large blend	8.8%
U.S. large cap	7.6%
U.S. mid cap	1.0%
Fixed income	55.2%
Intermediate bond	28.1%
Short-term bond	10.2%
Emerging-market debt	5.0%
Multi-sector bond	4.8%
High yield bond	3.6%
Bank loan	3.5%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	2.8%
Equity	2.8%
U.S. Government	8.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

302A-I

8/26

10/26

John Hancock Multimanager 2015 Lifetime Portfolio

John Hancock Multimanager 2015 Lifetime Portfolio
Class R2/JLBKX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R2/JLBKX)	$52	0.50%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class R2/JLBKX) returned 9.11% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class R2/JLBKX)	9.11%	3.77%	5.91%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2015 Index	9.24%	4.64%	6.28%
John Hancock 2015 Lifetime Index	10.13%	4.60%	6.51%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$156,355,554
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	30%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.1%
Equity	29.2%
International equity	11.8%
Large blend	8.8%
U.S. large cap	7.6%
U.S. mid cap	1.0%
Fixed income	55.2%
Intermediate bond	28.1%
Short-term bond	10.2%
Emerging-market debt	5.0%
Multi-sector bond	4.8%
High yield bond	3.6%
Bank loan	3.5%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	2.8%
Equity	2.8%
U.S. Government	8.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

302A-R2

8/26

10/26

John Hancock Multimanager 2015 Lifetime Portfolio

John Hancock Multimanager 2015 Lifetime Portfolio
Class R4/JLBGX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R4/JLBGX)	$17	0.16%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class R4/JLBGX) returned 9.41% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class R4/JLBGX)	9.41%	4.15%	6.30%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2015 Index	9.24%	4.64%	6.28%
John Hancock 2015 Lifetime Index	10.13%	4.60%	6.51%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$156,355,554
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	30%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.1%
Equity	29.2%
International equity	11.8%
Large blend	8.8%
U.S. large cap	7.6%
U.S. mid cap	1.0%
Fixed income	55.2%
Intermediate bond	28.1%
Short-term bond	10.2%
Emerging-market debt	5.0%
Multi-sector bond	4.8%
High yield bond	3.6%
Bank loan	3.5%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	2.8%
Equity	2.8%
U.S. Government	8.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

302A-R4

8/26

10/26

John Hancock Multimanager 2015 Lifetime Portfolio

John Hancock Multimanager 2015 Lifetime Portfolio
Class R5/JLBHX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R5/JLBHX)	$6	0.06%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class R5/JLBHX) returned 9.66% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class R5/JLBHX)	9.66%	4.22%	6.38%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2015 Index	9.24%	4.64%	6.28%
John Hancock 2015 Lifetime Index	10.13%	4.60%	6.51%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$156,355,554
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	30%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.1%
Equity	29.2%
International equity	11.8%
Large blend	8.8%
U.S. large cap	7.6%
U.S. mid cap	1.0%
Fixed income	55.2%
Intermediate bond	28.1%
Short-term bond	10.2%
Emerging-market debt	5.0%
Multi-sector bond	4.8%
High yield bond	3.6%
Bank loan	3.5%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	2.8%
Equity	2.8%
U.S. Government	8.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

302A-R5

8/26

10/26

John Hancock Multimanager 2015 Lifetime Portfolio

John Hancock Multimanager 2015 Lifetime Portfolio
Class R6/JLBJX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R6/JLBJX)	$0	0.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2015 Lifetime Portfolio (Class R6/JLBJX) returned 9.69% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2015 Lifetime Portfolio (Class R6/JLBJX)	9.69%	4.31%	6.46%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2015 Index	9.24%	4.64%	6.28%
John Hancock 2015 Lifetime Index	10.13%	4.60%	6.51%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$156,355,554
Total number of portfolio holdings	87
Total advisory fees paid (net)	$0
Portfolio turnover rate	30%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.1%
Equity	29.2%
International equity	11.8%
Large blend	8.8%
U.S. large cap	7.6%
U.S. mid cap	1.0%
Fixed income	55.2%
Intermediate bond	28.1%
Short-term bond	10.2%
Emerging-market debt	5.0%
Multi-sector bond	4.8%
High yield bond	3.6%
Bank loan	3.5%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	2.8%
Equity	2.8%
U.S. Government	8.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

302A-R6

8/26

10/26

John Hancock Multimanager 2015 Lifetime Portfolio

John Hancock Multimanager 2010 Lifetime Portfolio
Class 1/JLAOX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class 1/JLAOX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2010 Lifetime Portfolio (Class 1/JLAOX) returned 8.50% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2010 Lifetime Portfolio (Class 1/JLAOX)	8.50%	4.04%	5.88%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2010 Index	8.49%	4.37%	5.78%
John Hancock 2010 Lifetime Index	8.78%	4.27%	5.94%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$103,722,439
Total number of portfolio holdings	85
Total advisory fees paid (net)	$0
Portfolio turnover rate	27%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	87.6%
Equity	22.6%
International equity	9.5%
Large blend	7.6%
U.S. large cap	5.5%
Fixed income	60.3%
Intermediate bond	29.4%
Short-term bond	12.4%
Emerging-market debt	5.3%
Multi-sector bond	5.0%
Bank loan	4.3%
High yield bond	3.9%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	2.9%
Equity	2.9%
U.S. Government	9.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

300A-1

8/26

10/26

John Hancock Multimanager 2010 Lifetime Portfolio

John Hancock Multimanager 2010 Lifetime Portfolio
Class A/JLAAX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class A/JLAAX)	$43	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2010 Lifetime Portfolio (Class A/JLAAX) returned 8.13% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2010 Lifetime Portfolio (Class A/JLAAX)	2.68%	2.59%	4.95%
Multimanager 2010 Lifetime Portfolio (Class A/JLAAX)—excluding sales charge	8.13%	3.66%	5.49%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2010 Index	8.49%	4.37%	5.78%
John Hancock 2010 Lifetime Index	8.78%	4.27%	5.94%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$103,722,439
Total number of portfolio holdings	85
Total advisory fees paid (net)	$0
Portfolio turnover rate	27%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	87.6%
Equity	22.6%
International equity	9.5%
Large blend	7.6%
U.S. large cap	5.5%
Fixed income	60.3%
Intermediate bond	29.4%
Short-term bond	12.4%
Emerging-market debt	5.3%
Multi-sector bond	5.0%
Bank loan	4.3%
High yield bond	3.9%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	2.9%
Equity	2.9%
U.S. Government	9.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889406

300A-A

8/26

10/26

John Hancock Multimanager 2010 Lifetime Portfolio

John Hancock Multimanager 2010 Lifetime Portfolio
Class I/JHRLX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class I/JHRLX)	$11	0.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2010 Lifetime Portfolio (Class I/JHRLX) returned 8.44% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2010 Lifetime Portfolio (Class I/JHRLX)	8.44%	3.97%	5.81%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2010 Index	8.49%	4.37%	5.78%
John Hancock 2010 Lifetime Index	8.78%	4.27%	5.94%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$103,722,439
Total number of portfolio holdings	85
Total advisory fees paid (net)	$0
Portfolio turnover rate	27%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	87.6%
Equity	22.6%
International equity	9.5%
Large blend	7.6%
U.S. large cap	5.5%
Fixed income	60.3%
Intermediate bond	29.4%
Short-term bond	12.4%
Emerging-market debt	5.3%
Multi-sector bond	5.0%
Bank loan	4.3%
High yield bond	3.9%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	2.9%
Equity	2.9%
U.S. Government	9.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889406
300A-I
8/26
10/26
John Hancock Multimanager 2010 Lifetime Portfolio

John Hancock Multimanager 2010 Lifetime Portfolio
Class R2/JLAEX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class R2/JLAEX)	$53	0.51%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2010 Lifetime Portfolio (Class R2/JLAEX) returned 7.92% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2010 Lifetime Portfolio (Class R2/JLAEX)	7.92%	3.58%	5.41%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2010 Index	8.49%	4.37%	5.78%
John Hancock 2010 Lifetime Index	8.78%	4.27%	5.94%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$103,722,439
Total number of portfolio holdings	85
Total advisory fees paid (net)	$0
Portfolio turnover rate	27%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	87.6%
Equity	22.6%
International equity	9.5%
Large blend	7.6%
U.S. large cap	5.5%
Fixed income	60.3%
Intermediate bond	29.4%
Short-term bond	12.4%
Emerging-market debt	5.3%
Multi-sector bond	5.0%
Bank loan	4.3%
High yield bond	3.9%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	2.9%
Equity	2.9%
U.S. Government	9.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889406
300A-R2
8/26
10/26
John Hancock Multimanager 2010 Lifetime Portfolio

John Hancock Multimanager 2010 Lifetime Portfolio
Class R6/JLAIX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class R6/JLAIX)	$0	0.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager 2010 Lifetime Portfolio (Class R6/JLAIX) returned 8.55% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, multi-sector bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in international real estate investment trusts and U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager 2010 Lifetime Portfolio (Class R6/JLAIX)	8.55%	4.08%	5.94%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2010 Index	8.49%	4.37%	5.78%
John Hancock 2010 Lifetime Index	8.78%	4.27%	5.94%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$103,722,439
Total number of portfolio holdings	85
Total advisory fees paid (net)	$0
Portfolio turnover rate	27%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	87.6%
Equity	22.6%
International equity	9.5%
Large blend	7.6%
U.S. large cap	5.5%
Fixed income	60.3%
Intermediate bond	29.4%
Short-term bond	12.4%
Emerging-market debt	5.3%
Multi-sector bond	5.0%
Bank loan	4.3%
High yield bond	3.9%
Alternative and specialty	4.7%
Sector equity	4.2%
Absolute return	0.5%
Unaffiliated investment companies	2.9%
Equity	2.9%
U.S. Government	9.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889406
300A-R6
8/26
10/26
John Hancock Multimanager 2010 Lifetime Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class 1/JILAX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class 1/JILAX)	$18	0.16%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class 1/JILAX) returned 20.67% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, albeit to a much lesser extent than equities due to its lower return and modest portfolio weighting.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class 1/JILAX)	20.67%	8.07%	11.20%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Aggressive Target Allocation Index	19.39%	10.52%	12.74%
John Hancock Lifestyle Aggressive Index	22.90%	9.90%	12.10%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,275,684,137
Total number of portfolio holdings	75
Total advisory fees paid (net)	$2,418,232
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.5%
Equity	93.2%
U.S. large cap	38.0%
International equity	28.2%
U.S. mid cap	10.3%
Emerging-market equity	7.3%
U.S. small cap	4.9%
Large blend	4.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	3.6%
Sector equity	3.1%
Absolute return	0.5%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889449
96A-1
8/26
10/26
John Hancock Multimanager Lifestyle Aggressive Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class A/JALAX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX)	$57	0.52%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX) returned 20.18% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, albeit to a much lesser extent than equities due to its lower return and modest portfolio weighting.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX)	14.79%	6.68%	10.29%
Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX)—excluding sales charge	20.18%	7.67%	10.80%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Aggressive Target Allocation Index	19.39%	10.52%	12.74%
John Hancock Lifestyle Aggressive Index	22.90%	9.90%	12.10%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.50%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,275,684,137
Total number of portfolio holdings	75
Total advisory fees paid (net)	$2,418,232
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.5%
Equity	93.2%
U.S. large cap	38.0%
International equity	28.2%
U.S. mid cap	10.3%
Emerging-market equity	7.3%
U.S. small cap	4.9%
Large blend	4.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	3.6%
Sector equity	3.1%
Absolute return	0.5%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

96A-A

8/26

10/26

John Hancock Multimanager Lifestyle Aggressive Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class C/JCLAX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX)	$134	1.22%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX) returned 19.41% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, albeit to a much lesser extent than equities due to its lower return and modest portfolio weighting.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX)	18.41%	6.91%	10.02%
Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX)—excluding sales charge	19.41%	6.91%	10.02%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Aggressive Target Allocation Index	19.39%	10.52%	12.74%
John Hancock Lifestyle Aggressive Index	22.90%	9.90%	12.10%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,275,684,137
Total number of portfolio holdings	75
Total advisory fees paid (net)	$2,418,232
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.5%
Equity	93.2%
U.S. large cap	38.0%
International equity	28.2%
U.S. mid cap	10.3%
Emerging-market equity	7.3%
U.S. small cap	4.9%
Large blend	4.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	3.6%
Sector equity	3.1%
Absolute return	0.5%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

96A-C

8/26

10/26

John Hancock Multimanager Lifestyle Aggressive Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class I/JTAIX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class I/JTAIX)	$24	0.22%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class I/JTAIX) returned 20.61% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, albeit to a much lesser extent than equities due to its lower return and modest portfolio weighting.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class I/JTAIX)	20.61%	8.01%	11.13%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Aggressive Target Allocation Index	19.39%	10.52%	12.74%
John Hancock Lifestyle Aggressive Index	22.90%	9.90%	12.10%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,275,684,137
Total number of portfolio holdings	75
Total advisory fees paid (net)	$2,418,232
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.5%
Equity	93.2%
U.S. large cap	38.0%
International equity	28.2%
U.S. mid cap	10.3%
Emerging-market equity	7.3%
U.S. small cap	4.9%
Large blend	4.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	3.6%
Sector equity	3.1%
Absolute return	0.5%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

96A-I

8/26

10/26

John Hancock Multimanager Lifestyle Aggressive Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class R2/JQLAX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R2/JQLAX)	$67	0.61%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class R2/JQLAX) returned 20.09% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, albeit to a much lesser extent than equities due to its lower return and modest portfolio weighting.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class R2/JQLAX)	20.09%	7.57%	10.69%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Aggressive Target Allocation Index	19.39%	10.52%	12.74%
John Hancock Lifestyle Aggressive Index	22.90%	9.90%	12.10%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,275,684,137
Total number of portfolio holdings	75
Total advisory fees paid (net)	$2,418,232
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.5%
Equity	93.2%
U.S. large cap	38.0%
International equity	28.2%
U.S. mid cap	10.3%
Emerging-market equity	7.3%
U.S. small cap	4.9%
Large blend	4.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	3.6%
Sector equity	3.1%
Absolute return	0.5%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889449
96A-R2
8/26
10/26
John Hancock Multimanager Lifestyle Aggressive Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class R4/JSLAX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R4/JSLAX)	$40	0.36%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class R4/JSLAX) returned 20.46% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, albeit to a much lesser extent than equities due to its lower return and modest portfolio weighting.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class R4/JSLAX)	20.46%	7.85%	10.98%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Aggressive Target Allocation Index	19.39%	10.52%	12.74%
John Hancock Lifestyle Aggressive Index	22.90%	9.90%	12.10%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,275,684,137
Total number of portfolio holdings	75
Total advisory fees paid (net)	$2,418,232
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.5%
Equity	93.2%
U.S. large cap	38.0%
International equity	28.2%
U.S. mid cap	10.3%
Emerging-market equity	7.3%
U.S. small cap	4.9%
Large blend	4.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	3.6%
Sector equity	3.1%
Absolute return	0.5%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889449
96A-R4
8/26
10/26
John Hancock Multimanager Lifestyle Aggressive Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class R5/JTLAX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R5/JTLAX)	$18	0.16%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class R5/JTLAX) returned 20.64% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, albeit to a much lesser extent than equities due to its lower return and modest portfolio weighting.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class R5/JTLAX)	20.64%	8.06%	11.19%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Aggressive Target Allocation Index	19.39%	10.52%	12.74%
John Hancock Lifestyle Aggressive Index	22.90%	9.90%	12.10%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,275,684,137
Total number of portfolio holdings	75
Total advisory fees paid (net)	$2,418,232
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.5%
Equity	93.2%
U.S. large cap	38.0%
International equity	28.2%
U.S. mid cap	10.3%
Emerging-market equity	7.3%
U.S. small cap	4.9%
Large blend	4.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	3.6%
Sector equity	3.1%
Absolute return	0.5%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889449
96A-R5
8/26
10/26
John Hancock Multimanager Lifestyle Aggressive Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class R6/JULAX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R6/JULAX)	$12	0.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class R6/JULAX) returned 20.72% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, albeit to a much lesser extent than equities due to its lower return and modest portfolio weighting.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class R6/JULAX)	20.72%	8.10%	11.25%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Aggressive Target Allocation Index	19.39%	10.52%	12.74%
John Hancock Lifestyle Aggressive Index	22.90%	9.90%	12.10%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,275,684,137
Total number of portfolio holdings	75
Total advisory fees paid (net)	$2,418,232
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.5%
Equity	93.2%
U.S. large cap	38.0%
International equity	28.2%
U.S. mid cap	10.3%
Emerging-market equity	7.3%
U.S. small cap	4.9%
Large blend	4.5%
Fixed income	2.7%
Short-term bond	1.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	3.6%
Sector equity	3.1%
Absolute return	0.5%
U.S. Government	0.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

96A-R6

8/26

10/26

John Hancock Multimanager Lifestyle Aggressive Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class 1/JILGX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class 1/JILGX)	$19	0.17%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class 1/JILGX) returned 17.72% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class 1/JILGX)	17.72%	7.09%	9.82%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderately Aggressive Target Allocation Index	16.60%	8.89%	10.94%
John Hancock Lifestyle Growth Index	19.41%	8.46%	10.59%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$8,421,057,018
Total number of portfolio holdings	85
Total advisory fees paid (net)	$7,904,648
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	80.2%
U.S. large cap	31.2%
International equity	27.2%
U.S. mid cap	8.4%
Emerging-market equity	5.6%
Large blend	4.0%
U.S. small cap	3.8%
Fixed income	14.3%
Intermediate bond	5.7%
Multi-sector bond	2.2%
Emerging-market debt	1.9%
Short-term bond	1.9%
Bank loan	1.4%
High yield bond	1.2%
Alternative and specialty	3.0%
Sector equity	2.5%
Absolute return	0.5%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

04A-1

8/26

10/26

John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class 5/JHLGX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class 5/JHLGX)	$13	0.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class 5/JHLGX) returned 17.90% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class 5/JHLGX)	17.90%	7.15%	9.88%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderately Aggressive Target Allocation Index	16.60%	8.89%	10.94%
John Hancock Lifestyle Growth Index	19.41%	8.46%	10.59%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$8,421,057,018
Total number of portfolio holdings	85
Total advisory fees paid (net)	$7,904,648
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	80.2%
U.S. large cap	31.2%
International equity	27.2%
U.S. mid cap	8.4%
Emerging-market equity	5.6%
Large blend	4.0%
U.S. small cap	3.8%
Fixed income	14.3%
Intermediate bond	5.7%
Multi-sector bond	2.2%
Emerging-market debt	1.9%
Short-term bond	1.9%
Bank loan	1.4%
High yield bond	1.2%
Alternative and specialty	3.0%
Sector equity	2.5%
Absolute return	0.5%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889449
04A-5
8/26
10/26
John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class A/JALGX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class A/JALGX)	$58	0.53%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class A/JALGX) returned 17.43% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class A/JALGX)	12.16%	5.74%	8.93%
Multimanager Lifestyle Growth Portfolio (Class A/JALGX)—excluding sales charge	17.43%	6.72%	9.43%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderately Aggressive Target Allocation Index	16.60%	8.89%	10.94%
John Hancock Lifestyle Growth Index	19.41%	8.46%	10.59%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.50%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$8,421,057,018
Total number of portfolio holdings	85
Total advisory fees paid (net)	$7,904,648
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	80.2%
U.S. large cap	31.2%
International equity	27.2%
U.S. mid cap	8.4%
Emerging-market equity	5.6%
Large blend	4.0%
U.S. small cap	3.8%
Fixed income	14.3%
Intermediate bond	5.7%
Multi-sector bond	2.2%
Emerging-market debt	1.9%
Short-term bond	1.9%
Bank loan	1.4%
High yield bond	1.2%
Alternative and specialty	3.0%
Sector equity	2.5%
Absolute return	0.5%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889449
04A-A
8/26
10/26
John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class C/JCLGX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class C/JCLGX)	$133	1.23%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class C/JCLGX) returned 16.55% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class C/JCLGX)	15.55%	5.97%	8.66%
Multimanager Lifestyle Growth Portfolio (Class C/JCLGX)—excluding sales charge	16.55%	5.97%	8.66%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderately Aggressive Target Allocation Index	16.60%	8.89%	10.94%
John Hancock Lifestyle Growth Index	19.41%	8.46%	10.59%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$8,421,057,018
Total number of portfolio holdings	85
Total advisory fees paid (net)	$7,904,648
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	80.2%
U.S. large cap	31.2%
International equity	27.2%
U.S. mid cap	8.4%
Emerging-market equity	5.6%
Large blend	4.0%
U.S. small cap	3.8%
Fixed income	14.3%
Intermediate bond	5.7%
Multi-sector bond	2.2%
Emerging-market debt	1.9%
Short-term bond	1.9%
Bank loan	1.4%
High yield bond	1.2%
Alternative and specialty	3.0%
Sector equity	2.5%
Absolute return	0.5%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

04A-C

8/26

10/26

John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class I/JTGIX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class I/JTGIX)	$25	0.23%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class I/JTGIX) returned 17.77% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class I/JTGIX)	17.77%	7.03%	9.76%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderately Aggressive Target Allocation Index	16.60%	8.89%	10.94%
John Hancock Lifestyle Growth Index	19.41%	8.46%	10.59%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$8,421,057,018
Total number of portfolio holdings	85
Total advisory fees paid (net)	$7,904,648
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	80.2%
U.S. large cap	31.2%
International equity	27.2%
U.S. mid cap	8.4%
Emerging-market equity	5.6%
Large blend	4.0%
U.S. small cap	3.8%
Fixed income	14.3%
Intermediate bond	5.7%
Multi-sector bond	2.2%
Emerging-market debt	1.9%
Short-term bond	1.9%
Bank loan	1.4%
High yield bond	1.2%
Alternative and specialty	3.0%
Sector equity	2.5%
Absolute return	0.5%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

04A-I

8/26

10/26

John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class R2/JQLGX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R2/JQLGX)	$67	0.62%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class R2/JQLGX) returned 17.28% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class R2/JQLGX)	17.28%	6.62%	9.33%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderately Aggressive Target Allocation Index	16.60%	8.89%	10.94%
John Hancock Lifestyle Growth Index	19.41%	8.46%	10.59%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$8,421,057,018
Total number of portfolio holdings	85
Total advisory fees paid (net)	$7,904,648
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	80.2%
U.S. large cap	31.2%
International equity	27.2%
U.S. mid cap	8.4%
Emerging-market equity	5.6%
Large blend	4.0%
U.S. small cap	3.8%
Fixed income	14.3%
Intermediate bond	5.7%
Multi-sector bond	2.2%
Emerging-market debt	1.9%
Short-term bond	1.9%
Bank loan	1.4%
High yield bond	1.2%
Alternative and specialty	3.0%
Sector equity	2.5%
Absolute return	0.5%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889449
04A-R2
8/26
10/26
John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class R4/JSLGX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R4/JSLGX)	$41	0.38%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class R4/JSLGX) returned 17.55% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class R4/JSLGX)	17.55%	6.88%	9.59%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderately Aggressive Target Allocation Index	16.60%	8.89%	10.94%
John Hancock Lifestyle Growth Index	19.41%	8.46%	10.59%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$8,421,057,018
Total number of portfolio holdings	85
Total advisory fees paid (net)	$7,904,648
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	80.2%
U.S. large cap	31.2%
International equity	27.2%
U.S. mid cap	8.4%
Emerging-market equity	5.6%
Large blend	4.0%
U.S. small cap	3.8%
Fixed income	14.3%
Intermediate bond	5.7%
Multi-sector bond	2.2%
Emerging-market debt	1.9%
Short-term bond	1.9%
Bank loan	1.4%
High yield bond	1.2%
Alternative and specialty	3.0%
Sector equity	2.5%
Absolute return	0.5%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

04A-R4

8/26

10/26

John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class R5/JTLGX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R5/JTLGX)	$20	0.18%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class R5/JTLGX) returned 17.82% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class R5/JTLGX)	17.82%	7.10%	9.82%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderately Aggressive Target Allocation Index	16.60%	8.89%	10.94%
John Hancock Lifestyle Growth Index	19.41%	8.46%	10.59%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$8,421,057,018
Total number of portfolio holdings	85
Total advisory fees paid (net)	$7,904,648
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	80.2%
U.S. large cap	31.2%
International equity	27.2%
U.S. mid cap	8.4%
Emerging-market equity	5.6%
Large blend	4.0%
U.S. small cap	3.8%
Fixed income	14.3%
Intermediate bond	5.7%
Multi-sector bond	2.2%
Emerging-market debt	1.9%
Short-term bond	1.9%
Bank loan	1.4%
High yield bond	1.2%
Alternative and specialty	3.0%
Sector equity	2.5%
Absolute return	0.5%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

04A-R5

8/26

10/26

John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class R6/JULGX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R6/JULGX)	$14	0.13%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class R6/JULGX) returned 17.84% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class R6/JULGX)	17.84%	7.14%	9.87%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderately Aggressive Target Allocation Index	16.60%	8.89%	10.94%
John Hancock Lifestyle Growth Index	19.41%	8.46%	10.59%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$8,421,057,018
Total number of portfolio holdings	85
Total advisory fees paid (net)	$7,904,648
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	80.2%
U.S. large cap	31.2%
International equity	27.2%
U.S. mid cap	8.4%
Emerging-market equity	5.6%
Large blend	4.0%
U.S. small cap	3.8%
Fixed income	14.3%
Intermediate bond	5.7%
Multi-sector bond	2.2%
Emerging-market debt	1.9%
Short-term bond	1.9%
Bank loan	1.4%
High yield bond	1.2%
Alternative and specialty	3.0%
Sector equity	2.5%
Absolute return	0.5%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

04A-R6

8/26

10/26

John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class 1/JILBX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class 1/JILBX)	$20	0.19%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class 1/JILBX) returned 13.91% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, emerging markets debt, and multi-sector bonds. Holdings in high yield bonds, bank loans, and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class 1/JILBX)	13.91%	5.56%	8.06%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderate Target Allocation Index	13.14%	7.11%	9.07%
John Hancock Lifestyle Balanced Index	14.93%	6.23%	8.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$7,077,903,528
Total number of portfolio holdings	85
Total advisory fees paid (net)	$8,209,056
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.1%
Equity	61.1%
U.S. large cap	21.7%
International equity	20.8%
U.S. mid cap	6.4%
Large blend	5.2%
Emerging-market equity	4.4%
U.S. small cap	2.6%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	5.8%
Emerging-market debt	3.5%
Short-term bond	3.3%
Bank loan	2.9%
High yield bond	2.6%
Alternative and specialty	2.8%
Sector equity	1.8%
Absolute return	0.5%
Multi-asset income	0.5%
U.S. Government	4.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

07A-1

8/26

10/26

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class 5/JHLAX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class 5/JHLAX)	$15	0.14%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class 5/JHLAX) returned 14.03% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, emerging markets debt, and multi-sector bonds. Holdings in high yield bonds, bank loans, and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class 5/JHLAX)	14.03%	5.62%	8.11%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderate Target Allocation Index	13.14%	7.11%	9.07%
John Hancock Lifestyle Balanced Index	14.93%	6.23%	8.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$7,077,903,528
Total number of portfolio holdings	85
Total advisory fees paid (net)	$8,209,056
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.1%
Equity	61.1%
U.S. large cap	21.7%
International equity	20.8%
U.S. mid cap	6.4%
Large blend	5.2%
Emerging-market equity	4.4%
U.S. small cap	2.6%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	5.8%
Emerging-market debt	3.5%
Short-term bond	3.3%
Bank loan	2.9%
High yield bond	2.6%
Alternative and specialty	2.8%
Sector equity	1.8%
Absolute return	0.5%
Multi-asset income	0.5%
U.S. Government	4.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

07A-5

8/26

10/26

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class A/JALBX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class A/JALBX)	$59	0.55%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class A/JALBX) returned 13.51% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, emerging markets debt, and multi-sector bonds. Holdings in high yield bonds, bank loans, and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class A/JALBX)	8.44%	4.22%	7.17%
Multimanager Lifestyle Balanced Portfolio (Class A/JALBX)—excluding sales charge	13.51%	5.18%	7.67%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderate Target Allocation Index	13.14%	7.11%	9.07%
John Hancock Lifestyle Balanced Index	14.93%	6.23%	8.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.50%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$7,077,903,528
Total number of portfolio holdings	85
Total advisory fees paid (net)	$8,209,056
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.1%
Equity	61.1%
U.S. large cap	21.7%
International equity	20.8%
U.S. mid cap	6.4%
Large blend	5.2%
Emerging-market equity	4.4%
U.S. small cap	2.6%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	5.8%
Emerging-market debt	3.5%
Short-term bond	3.3%
Bank loan	2.9%
High yield bond	2.6%
Alternative and specialty	2.8%
Sector equity	1.8%
Absolute return	0.5%
Multi-asset income	0.5%
U.S. Government	4.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

07A-A

8/26

10/26

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class C/JCLBX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX)	$133	1.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX) returned 12.72% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, emerging markets debt, and multi-sector bonds. Holdings in high yield bonds, bank loans, and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX)	11.72%	4.46%	6.91%
Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX)—excluding sales charge	12.72%	4.46%	6.91%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderate Target Allocation Index	13.14%	7.11%	9.07%
John Hancock Lifestyle Balanced Index	14.93%	6.23%	8.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$7,077,903,528
Total number of portfolio holdings	85
Total advisory fees paid (net)	$8,209,056
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.1%
Equity	61.1%
U.S. large cap	21.7%
International equity	20.8%
U.S. mid cap	6.4%
Large blend	5.2%
Emerging-market equity	4.4%
U.S. small cap	2.6%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	5.8%
Emerging-market debt	3.5%
Short-term bond	3.3%
Bank loan	2.9%
High yield bond	2.6%
Alternative and specialty	2.8%
Sector equity	1.8%
Absolute return	0.5%
Multi-asset income	0.5%
U.S. Government	4.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

07A-C

8/26

10/26

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class I/JTBIX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class I/JTBIX)	$27	0.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class I/JTBIX) returned 13.92% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, emerging markets debt, and multi-sector bonds. Holdings in high yield bonds, bank loans, and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class I/JTBIX)	13.92%	5.51%	7.99%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderate Target Allocation Index	13.14%	7.11%	9.07%
John Hancock Lifestyle Balanced Index	14.93%	6.23%	8.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$7,077,903,528
Total number of portfolio holdings	85
Total advisory fees paid (net)	$8,209,056
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.1%
Equity	61.1%
U.S. large cap	21.7%
International equity	20.8%
U.S. mid cap	6.4%
Large blend	5.2%
Emerging-market equity	4.4%
U.S. small cap	2.6%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	5.8%
Emerging-market debt	3.5%
Short-term bond	3.3%
Bank loan	2.9%
High yield bond	2.6%
Alternative and specialty	2.8%
Sector equity	1.8%
Absolute return	0.5%
Multi-asset income	0.5%
U.S. Government	4.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

07A-I

8/26

10/26

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class R2/JQLBX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R2/JQLBX)	$68	0.64%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class R2/JQLBX) returned 13.51% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, emerging markets debt, and multi-sector bonds. Holdings in high yield bonds, bank loans, and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class R2/JQLBX)	13.51%	5.10%	7.58%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderate Target Allocation Index	13.14%	7.11%	9.07%
John Hancock Lifestyle Balanced Index	14.93%	6.23%	8.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$7,077,903,528
Total number of portfolio holdings	85
Total advisory fees paid (net)	$8,209,056
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.1%
Equity	61.1%
U.S. large cap	21.7%
International equity	20.8%
U.S. mid cap	6.4%
Large blend	5.2%
Emerging-market equity	4.4%
U.S. small cap	2.6%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	5.8%
Emerging-market debt	3.5%
Short-term bond	3.3%
Bank loan	2.9%
High yield bond	2.6%
Alternative and specialty	2.8%
Sector equity	1.8%
Absolute return	0.5%
Multi-asset income	0.5%
U.S. Government	4.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

07A-R2

8/26

10/26

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class R4/JSLBX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R4/JSLBX)	$43	0.40%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class R4/JSLBX) returned 13.69% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, emerging markets debt, and multi-sector bonds. Holdings in high yield bonds, bank loans, and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class R4/JSLBX)	13.69%	5.36%	7.83%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderate Target Allocation Index	13.14%	7.11%	9.07%
John Hancock Lifestyle Balanced Index	14.93%	6.23%	8.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$7,077,903,528
Total number of portfolio holdings	85
Total advisory fees paid (net)	$8,209,056
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.1%
Equity	61.1%
U.S. large cap	21.7%
International equity	20.8%
U.S. mid cap	6.4%
Large blend	5.2%
Emerging-market equity	4.4%
U.S. small cap	2.6%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	5.8%
Emerging-market debt	3.5%
Short-term bond	3.3%
Bank loan	2.9%
High yield bond	2.6%
Alternative and specialty	2.8%
Sector equity	1.8%
Absolute return	0.5%
Multi-asset income	0.5%
U.S. Government	4.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

07A-R4

8/26

10/26

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class R5/JTSBX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R5/JTSBX)	$21	0.20%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class R5/JTSBX) returned 13.91% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, emerging markets debt, and multi-sector bonds. Holdings in high yield bonds, bank loans, and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class R5/JTSBX)	13.91%	5.57%	8.05%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderate Target Allocation Index	13.14%	7.11%	9.07%
John Hancock Lifestyle Balanced Index	14.93%	6.23%	8.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$7,077,903,528
Total number of portfolio holdings	85
Total advisory fees paid (net)	$8,209,056
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.1%
Equity	61.1%
U.S. large cap	21.7%
International equity	20.8%
U.S. mid cap	6.4%
Large blend	5.2%
Emerging-market equity	4.4%
U.S. small cap	2.6%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	5.8%
Emerging-market debt	3.5%
Short-term bond	3.3%
Bank loan	2.9%
High yield bond	2.6%
Alternative and specialty	2.8%
Sector equity	1.8%
Absolute return	0.5%
Multi-asset income	0.5%
U.S. Government	4.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889449
07A-R5
8/26
10/26
John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class R6/JULBX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R6/JULBX)	$16	0.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class R6/JULBX) returned 14.03% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, emerging markets debt, and multi-sector bonds. Holdings in high yield bonds, bank loans, and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class R6/JULBX)	14.03%	5.62%	8.10%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderate Target Allocation Index	13.14%	7.11%	9.07%
John Hancock Lifestyle Balanced Index	14.93%	6.23%	8.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$7,077,903,528
Total number of portfolio holdings	85
Total advisory fees paid (net)	$8,209,056
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.1%
Equity	61.1%
U.S. large cap	21.7%
International equity	20.8%
U.S. mid cap	6.4%
Large blend	5.2%
Emerging-market equity	4.4%
U.S. small cap	2.6%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	5.8%
Emerging-market debt	3.5%
Short-term bond	3.3%
Bank loan	2.9%
High yield bond	2.6%
Alternative and specialty	2.8%
Sector equity	1.8%
Absolute return	0.5%
Multi-asset income	0.5%
U.S. Government	4.9%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

07A-R6

8/26

10/26

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class 1/JILMX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class 1/JILMX)	$23	0.22%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class 1/JILMX) returned 10.12% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, multi-sector bonds, and emerging markets debt. Holdings in high yield bonds, short-term bonds, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class 1/JILMX)	10.12%	4.27%	6.16%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.58%	4.86%	6.49%
John Hancock Lifestyle Moderate Index	10.70%	4.52%	6.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,931,239,996
Total number of portfolio holdings	84
Total advisory fees paid (net)	$2,651,643
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	41.3%
International equity	14.1%
U.S. large cap	13.9%
Large blend	4.7%
U.S. mid cap	4.5%
Emerging-market equity	2.8%
U.S. small cap	1.3%
Fixed income	48.7%
Intermediate bond	22.9%
Multi-sector bond	6.9%
Short-term bond	5.7%
Emerging-market debt	5.0%
Bank loan	4.3%
High yield bond	3.9%
Alternative and specialty	3.3%
Multi-asset income	1.5%
Sector equity	1.3%
Absolute return	0.5%
U.S. Government	6.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

97A-1

8/26

10/26

John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class 5/JHLMX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class 5/JHLMX)	$18	0.17%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class 5/JHLMX) returned 10.12% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, multi-sector bonds, and emerging markets debt. Holdings in high yield bonds, short-term bonds, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class 5/JHLMX)	10.12%	4.31%	6.20%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.58%	4.86%	6.49%
John Hancock Lifestyle Moderate Index	10.70%	4.52%	6.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,931,239,996
Total number of portfolio holdings	84
Total advisory fees paid (net)	$2,651,643
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	41.3%
International equity	14.1%
U.S. large cap	13.9%
Large blend	4.7%
U.S. mid cap	4.5%
Emerging-market equity	2.8%
U.S. small cap	1.3%
Fixed income	48.7%
Intermediate bond	22.9%
Multi-sector bond	6.9%
Short-term bond	5.7%
Emerging-market debt	5.0%
Bank loan	4.3%
High yield bond	3.9%
Alternative and specialty	3.3%
Multi-asset income	1.5%
Sector equity	1.3%
Absolute return	0.5%
U.S. Government	6.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

97A-5

8/26

10/26

John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class A/JALMX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class A/JALMX)	$61	0.58%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class A/JALMX) returned 9.73% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, multi-sector bonds, and emerging markets debt. Holdings in high yield bonds, short-term bonds, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class A/JALMX)	4.83%	2.94%	5.29%
Multimanager Lifestyle Moderate Portfolio (Class A/JALMX)—excluding sales charge	9.73%	3.89%	5.77%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.58%	4.86%	6.49%
John Hancock Lifestyle Moderate Index	10.70%	4.52%	6.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.50%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,931,239,996
Total number of portfolio holdings	84
Total advisory fees paid (net)	$2,651,643
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	41.3%
International equity	14.1%
U.S. large cap	13.9%
Large blend	4.7%
U.S. mid cap	4.5%
Emerging-market equity	2.8%
U.S. small cap	1.3%
Fixed income	48.7%
Intermediate bond	22.9%
Multi-sector bond	6.9%
Short-term bond	5.7%
Emerging-market debt	5.0%
Bank loan	4.3%
High yield bond	3.9%
Alternative and specialty	3.3%
Multi-asset income	1.5%
Sector equity	1.3%
Absolute return	0.5%
U.S. Government	6.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

97A-A

8/26

10/26

John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class C/JCLMX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX)	$134	1.28%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX) returned 9.00% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, multi-sector bonds, and emerging markets debt. Holdings in high yield bonds, short-term bonds, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX)	8.00%	3.16%	5.02%
Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX)—excluding sales charge	9.00%	3.16%	5.02%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.58%	4.86%	6.49%
John Hancock Lifestyle Moderate Index	10.70%	4.52%	6.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,931,239,996
Total number of portfolio holdings	84
Total advisory fees paid (net)	$2,651,643
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	41.3%
International equity	14.1%
U.S. large cap	13.9%
Large blend	4.7%
U.S. mid cap	4.5%
Emerging-market equity	2.8%
U.S. small cap	1.3%
Fixed income	48.7%
Intermediate bond	22.9%
Multi-sector bond	6.9%
Short-term bond	5.7%
Emerging-market debt	5.0%
Bank loan	4.3%
High yield bond	3.9%
Alternative and specialty	3.3%
Multi-asset income	1.5%
Sector equity	1.3%
Absolute return	0.5%
U.S. Government	6.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

97A-C

8/26

10/26

John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class I/JTMIX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class I/JTMIX)	$29	0.28%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class I/JTMIX) returned 9.98% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, multi-sector bonds, and emerging markets debt. Holdings in high yield bonds, short-term bonds, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class I/JTMIX)	9.98%	4.18%	6.08%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.58%	4.86%	6.49%
John Hancock Lifestyle Moderate Index	10.70%	4.52%	6.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,931,239,996
Total number of portfolio holdings	84
Total advisory fees paid (net)	$2,651,643
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	41.3%
International equity	14.1%
U.S. large cap	13.9%
Large blend	4.7%
U.S. mid cap	4.5%
Emerging-market equity	2.8%
U.S. small cap	1.3%
Fixed income	48.7%
Intermediate bond	22.9%
Multi-sector bond	6.9%
Short-term bond	5.7%
Emerging-market debt	5.0%
Bank loan	4.3%
High yield bond	3.9%
Alternative and specialty	3.3%
Multi-asset income	1.5%
Sector equity	1.3%
Absolute return	0.5%
U.S. Government	6.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

97A-I

8/26

10/26

John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class R2/JQLMX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R2/JQLMX)	$70	0.67%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class R2/JQLMX) returned 9.67% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, multi-sector bonds, and emerging markets debt. Holdings in high yield bonds, short-term bonds, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class R2/JQLMX)	9.67%	3.80%	5.68%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.58%	4.86%	6.49%
John Hancock Lifestyle Moderate Index	10.70%	4.52%	6.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,931,239,996
Total number of portfolio holdings	84
Total advisory fees paid (net)	$2,651,643
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	41.3%
International equity	14.1%
U.S. large cap	13.9%
Large blend	4.7%
U.S. mid cap	4.5%
Emerging-market equity	2.8%
U.S. small cap	1.3%
Fixed income	48.7%
Intermediate bond	22.9%
Multi-sector bond	6.9%
Short-term bond	5.7%
Emerging-market debt	5.0%
Bank loan	4.3%
High yield bond	3.9%
Alternative and specialty	3.3%
Multi-asset income	1.5%
Sector equity	1.3%
Absolute return	0.5%
U.S. Government	6.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889449
97A-R2
8/26
10/26
John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class R4/JSLMX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R4/JSLMX)	$44	0.42%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class R4/JSLMX) returned 9.90% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, multi-sector bonds, and emerging markets debt. Holdings in high yield bonds, short-term bonds, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class R4/JSLMX)	9.90%	4.05%	5.93%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.58%	4.86%	6.49%
John Hancock Lifestyle Moderate Index	10.70%	4.52%	6.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,931,239,996
Total number of portfolio holdings	84
Total advisory fees paid (net)	$2,651,643
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	41.3%
International equity	14.1%
U.S. large cap	13.9%
Large blend	4.7%
U.S. mid cap	4.5%
Emerging-market equity	2.8%
U.S. small cap	1.3%
Fixed income	48.7%
Intermediate bond	22.9%
Multi-sector bond	6.9%
Short-term bond	5.7%
Emerging-market debt	5.0%
Bank loan	4.3%
High yield bond	3.9%
Alternative and specialty	3.3%
Multi-asset income	1.5%
Sector equity	1.3%
Absolute return	0.5%
U.S. Government	6.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889449
97A-R4
8/26
10/26
John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class R5/JTLMX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R5/JTLMX)	$23	0.22%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class R5/JTLMX) returned 10.12% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, multi-sector bonds, and emerging markets debt. Holdings in high yield bonds, short-term bonds, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class R5/JTLMX)	10.12%	4.25%	6.14%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.58%	4.86%	6.49%
John Hancock Lifestyle Moderate Index	10.70%	4.52%	6.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,931,239,996
Total number of portfolio holdings	84
Total advisory fees paid (net)	$2,651,643
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	41.3%
International equity	14.1%
U.S. large cap	13.9%
Large blend	4.7%
U.S. mid cap	4.5%
Emerging-market equity	2.8%
U.S. small cap	1.3%
Fixed income	48.7%
Intermediate bond	22.9%
Multi-sector bond	6.9%
Short-term bond	5.7%
Emerging-market debt	5.0%
Bank loan	4.3%
High yield bond	3.9%
Alternative and specialty	3.3%
Multi-asset income	1.5%
Sector equity	1.3%
Absolute return	0.5%
U.S. Government	6.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

97A-R5

8/26

10/26

John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class R6/JULMX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R6/JULMX)	$18	0.17%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class R6/JULMX) returned 10.20% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, including the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for the energy and metals & mining sectors.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds, multi-sector bonds, and emerging markets debt. Holdings in high yield bonds, short-term bonds, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class R6/JULMX)	10.20%	4.30%	6.20%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.58%	4.86%	6.49%
John Hancock Lifestyle Moderate Index	10.70%	4.52%	6.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,931,239,996
Total number of portfolio holdings	84
Total advisory fees paid (net)	$2,651,643
Portfolio turnover rate	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	41.3%
International equity	14.1%
U.S. large cap	13.9%
Large blend	4.7%
U.S. mid cap	4.5%
Emerging-market equity	2.8%
U.S. small cap	1.3%
Fixed income	48.7%
Intermediate bond	22.9%
Multi-sector bond	6.9%
Short-term bond	5.7%
Emerging-market debt	5.0%
Bank loan	4.3%
High yield bond	3.9%
Alternative and specialty	3.3%
Multi-asset income	1.5%
Sector equity	1.3%
Absolute return	0.5%
U.S. Government	6.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

97A-R6

8/26

10/26

John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Conservative Portfolio
Class 1/JILCX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class 1/JILCX)	$26	0.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class 1/JILCX) returned 6.38% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in multi-sector bonds, high yield bonds, short-term bonds, bank loans, and short-term U.S. Treasury Inflation Protected Securities aided returns as well.

TOP PERFORMANCE DETRACTORS
No detractors | At a time of positive returns for most segments of the financial markets, none of the fund’s holdings detracted from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class 1/JILCX)	6.38%	2.95%	4.30%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Conservative Target Allocation Index	6.35%	2.97%	4.44%
John Hancock Lifestyle Conservative Index	6.58%	3.08%	4.53%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,422,833,140
Total number of portfolio holdings	26
Total advisory fees paid (net)	$2,431,019
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	21.7%
International equity	7.6%
U.S. large cap	5.9%
Large blend	4.4%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.6%
Fixed income	66.4%
Intermediate bond	32.7%
Multi-sector bond	8.5%
Short-term bond	7.7%
Emerging-market debt	6.5%
Bank loan	5.7%
High yield bond	5.3%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.8%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

98A-1

8/26

10/26

John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Conservative Portfolio
Class A/JALRX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class A/JALRX)	$63	0.61%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class A/JALRX) returned 5.98% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in multi-sector bonds, high yield bonds, short-term bonds, bank loans, and short-term U.S. Treasury Inflation Protected Securities aided returns as well.

TOP PERFORMANCE DETRACTORS
No detractors | At a time of positive returns for most segments of the financial markets, none of the fund’s holdings detracted from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class A/JALRX)	1.21%	1.63%	3.44%
Multimanager Lifestyle Conservative Portfolio (Class A/JALRX)—excluding sales charge	5.98%	2.57%	3.92%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Conservative Target Allocation Index	6.35%	2.97%	4.44%
John Hancock Lifestyle Conservative Index	6.58%	3.08%	4.53%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.50%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,422,833,140
Total number of portfolio holdings	26
Total advisory fees paid (net)	$2,431,019
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	21.7%
International equity	7.6%
U.S. large cap	5.9%
Large blend	4.4%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.6%
Fixed income	66.4%
Intermediate bond	32.7%
Multi-sector bond	8.5%
Short-term bond	7.7%
Emerging-market debt	6.5%
Bank loan	5.7%
High yield bond	5.3%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.8%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

98A-A

8/26

10/26

John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Conservative Portfolio
Class C/JCLCX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX)	$134	1.31%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX) returned 5.25% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in multi-sector bonds, high yield bonds, short-term bonds, bank loans, and short-term U.S. Treasury Inflation Protected Securities aided returns as well.

TOP PERFORMANCE DETRACTORS
No detractors | At a time of positive returns for most segments of the financial markets, none of the fund’s holdings detracted from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX)	4.25%	1.86%	3.19%
Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX)—excluding sales charge	5.25%	1.86%	3.19%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Conservative Target Allocation Index	6.35%	2.97%	4.44%
John Hancock Lifestyle Conservative Index	6.58%	3.08%	4.53%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,422,833,140
Total number of portfolio holdings	26
Total advisory fees paid (net)	$2,431,019
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	21.7%
International equity	7.6%
U.S. large cap	5.9%
Large blend	4.4%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.6%
Fixed income	66.4%
Intermediate bond	32.7%
Multi-sector bond	8.5%
Short-term bond	7.7%
Emerging-market debt	6.5%
Bank loan	5.7%
High yield bond	5.3%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.8%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

98A-C

8/26

10/26

John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Conservative Portfolio
Class I/JTOIX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class I/JTOIX)	$32	0.31%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class I/JTOIX) returned 6.31% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in multi-sector bonds, high yield bonds, short-term bonds, bank loans, and short-term U.S. Treasury Inflation Protected Securities aided returns as well.

TOP PERFORMANCE DETRACTORS
No detractors | At a time of positive returns for most segments of the financial markets, none of the fund’s holdings detracted from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class I/JTOIX)	6.31%	2.88%	4.24%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Conservative Target Allocation Index	6.35%	2.97%	4.44%
John Hancock Lifestyle Conservative Index	6.58%	3.08%	4.53%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,422,833,140
Total number of portfolio holdings	26
Total advisory fees paid (net)	$2,431,019
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	21.7%
International equity	7.6%
U.S. large cap	5.9%
Large blend	4.4%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.6%
Fixed income	66.4%
Intermediate bond	32.7%
Multi-sector bond	8.5%
Short-term bond	7.7%
Emerging-market debt	6.5%
Bank loan	5.7%
High yield bond	5.3%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.8%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

98A-I

8/26

10/26

John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Conservative Portfolio
Class R2/JQLCX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R2/JQLCX)	$70	0.68%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class R2/JQLCX) returned 5.91% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in multi-sector bonds, high yield bonds, short-term bonds, bank loans, and short-term U.S. Treasury Inflation Protected Securities aided returns as well.

TOP PERFORMANCE DETRACTORS
No detractors | At a time of positive returns for most segments of the financial markets, none of the fund’s holdings detracted from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class R2/JQLCX)	5.91%	2.49%	3.84%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Conservative Target Allocation Index	6.35%	2.97%	4.44%
John Hancock Lifestyle Conservative Index	6.58%	3.08%	4.53%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,422,833,140
Total number of portfolio holdings	26
Total advisory fees paid (net)	$2,431,019
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	21.7%
International equity	7.6%
U.S. large cap	5.9%
Large blend	4.4%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.6%
Fixed income	66.4%
Intermediate bond	32.7%
Multi-sector bond	8.5%
Short-term bond	7.7%
Emerging-market debt	6.5%
Bank loan	5.7%
High yield bond	5.3%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.8%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

98A-R2

8/26

10/26

John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Conservative Portfolio
Class R4/JSLCX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R4/JSLCX)	$46	0.45%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class R4/JSLCX) returned 6.08% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in multi-sector bonds, high yield bonds, short-term bonds, bank loans, and short-term U.S. Treasury Inflation Protected Securities aided returns as well.

TOP PERFORMANCE DETRACTORS
No detractors | At a time of positive returns for most segments of the financial markets, none of the fund’s holdings detracted from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class R4/JSLCX)	6.08%	2.72%	4.07%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Conservative Target Allocation Index	6.35%	2.97%	4.44%
John Hancock Lifestyle Conservative Index	6.58%	3.08%	4.53%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,422,833,140
Total number of portfolio holdings	26
Total advisory fees paid (net)	$2,431,019
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	21.7%
International equity	7.6%
U.S. large cap	5.9%
Large blend	4.4%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.6%
Fixed income	66.4%
Intermediate bond	32.7%
Multi-sector bond	8.5%
Short-term bond	7.7%
Emerging-market debt	6.5%
Bank loan	5.7%
High yield bond	5.3%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.8%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

98A-R4

8/26

10/26

John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Conservative Portfolio
Class R5/JTLRX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R5/JTLRX)	$26	0.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class R5/JTLRX) returned 6.28% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in multi-sector bonds, high yield bonds, short-term bonds, bank loans, and short-term U.S. Treasury Inflation Protected Securities aided returns as well.

TOP PERFORMANCE DETRACTORS
No detractors | At a time of positive returns for most segments of the financial markets, none of the fund’s holdings detracted from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class R5/JTLRX)	6.28%	2.92%	4.28%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Conservative Target Allocation Index	6.35%	2.97%	4.44%
John Hancock Lifestyle Conservative Index	6.58%	3.08%	4.53%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,422,833,140
Total number of portfolio holdings	26
Total advisory fees paid (net)	$2,431,019
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	21.7%
International equity	7.6%
U.S. large cap	5.9%
Large blend	4.4%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.6%
Fixed income	66.4%
Intermediate bond	32.7%
Multi-sector bond	8.5%
Short-term bond	7.7%
Emerging-market debt	6.5%
Bank loan	5.7%
High yield bond	5.3%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.8%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

98A-R5

8/26

10/26

John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Conservative Portfolio
Class R6/JULCX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R6/JULCX)	$22	0.21%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class R6/JULCX) returned 6.43% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in multi-sector bonds, high yield bonds, short-term bonds, bank loans, and short-term U.S. Treasury Inflation Protected Securities aided returns as well.

TOP PERFORMANCE DETRACTORS
No detractors | At a time of positive returns for most segments of the financial markets, none of the fund’s holdings detracted from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class R6/JULCX)	6.43%	2.99%	4.34%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Conservative Target Allocation Index	6.35%	2.97%	4.44%
John Hancock Lifestyle Conservative Index	6.58%	3.08%	4.53%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,422,833,140
Total number of portfolio holdings	26
Total advisory fees paid (net)	$2,431,019
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.1%
Equity	21.7%
International equity	7.6%
U.S. large cap	5.9%
Large blend	4.4%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.6%
Fixed income	66.4%
Intermediate bond	32.7%
Multi-sector bond	8.5%
Short-term bond	7.7%
Emerging-market debt	6.5%
Bank loan	5.7%
High yield bond	5.3%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.8%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889449

98A-R6

8/26

10/26

John Hancock Multimanager Lifestyle Conservative Portfolio

ITEM 2. CODE OF ETHICS.

As of the end of the year, August 31, 2026, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke and William K. Bacic are audit committee financial experts and are "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

For the Multimanager Lifetime Portfolios the aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $459,674 and $438,893 for the fiscal years ended August 31, 2026 and August 31, 2025, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

For the Multimanager Lifestyle Portfolios the aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $187,265 for the fiscal year ended August 31, 2026, $184,068 for the fiscal period ended August 31, 2025 (fiscal year end for the Multimanager Lifestyle Portfolios changed from December 31 to August 31) and $176,660 for the fiscal year ended December 31, 2024. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

For the Multimanager Lifetime Portfolios audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews, security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940, and a software licensing fee. Amounts billed to the registrant were $100,661 and $100,543 for the fiscal years ended August 31, 2026 and August 31, 2025, respectively.

For the Multimanager Lifestyle Portfolios audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews, security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940, and a software licensing fee. Amounts billed to the registrant were $38,716 for the fiscal year ended August 31, 2026, $38,670 for the fiscal period ended August 31, 2025 and $38,258 for the fiscal year ended December 31, 2024.

For the Multimanager Lifetime Portfolios amounts billed to control affiliates were $137,100 and $137,100 for the fiscal years ended August 31, 2026 and August 31, 2025, respectively.

For the Multimanager Lifestyle Portfolios amounts billed to control affiliates were $137,100, $137,100 and $132,464 for the fiscal periods ended August 31, 2026, August 31,2025 and December 31, 2024, respectively.

(c) Tax Fees

For the Multimanager Lifetime Portfolios the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $40,573 and $40,170 for the fiscal years ended August 31, 2026 and August 31, 2025, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

For the Multimanager Lifestyle Portfolios the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $15,605 for the fiscal year ended August 31, 2026, $15,450 for the fiscal period ended August 31, 2025 and $15,450 for the fiscal year ended December 31, 2024. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

For the Multimanager Lifetime Portfolios other fees amounted to $8,814 and $0 for the fiscal years ended August 31, 2026 and August 31, 2025, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

For the Multimanager Lifestyle Portfolios other fees amounted to $3,390 for the fiscal year ended August 31, 2026, $0 for the fiscal period ended August 31, 2025 and $0 for the fiscal year ended December 31, 2024. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended August 31, 2026, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) For the Multimanager Lifetime Portfolios the aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,105,610 for the fiscal year ended August 31, 2026 and $634,911 for the fiscal year ended August 31, 2025.

For the Multimanager Lifestyle Portfolios the aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,075,218 for the fiscal year ended August 31, 2026, $610,191 for the fiscal period ended August 31, 2025 and $699,868 for the fiscal year ended December 31, 2024.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham - retired effective December 31, 2025

William K. Bacic

Thomas R. Wright - effective January 1, 2026

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended August 31, 2026 for the following funds:

John Hancock Multimanager Lifetime Portfolios

  John Hancock Multimanager 2070 Lifetime Portfolio

  John Hancock Multimanager 2065 Lifetime Portfolio

  John Hancock Multimanager 2060 Lifetime Portfolio

  John Hancock Multimanager 2055 Lifetime Portfolio

  John Hancock Multimanager 2050 Lifetime Portfolio

  John Hancock Multimanager 2045 Lifetime Portfolio

  John Hancock Multimanager 2040 Lifetime Portfolio

  John Hancock Multimanager 2035 Lifetime Portfolio

  John Hancock Multimanager 2030 Lifetime Portfolio

  John Hancock Multimanager 2025 Lifetime Portfolio

  John Hancock Multimanager 2020 Lifetime Portfolio

  John Hancock Multimanager 2015 Lifetime Portfolio

  John Hancock Multimanager 2010 Lifetime Portfolio

John Hancock Multimanager Lifestyle Portfolios

  John Hancock Multimanager Lifestyle Aggressive Portfolio

  John Hancock Multimanager Lifestyle Growth Portfolio

  John Hancock Multimanager Lifestyle Balanced Portfolio

  John Hancock Multimanager Lifestyle Moderate Portfolio

  John Hancock Multimanager Lifestyle Conservative Portfolio

Annual Financial Statements & Other N-CSR Items
John Hancock
Multimanager Lifetime Portfolios
Target date
August 31, 2026

John Hancock
Multimanager Lifetime Portfolios

2	Portfolios’ investments
22	Financial statements
36	Financial highlights
49	Notes to financial statements
84	Report of independent registered public accounting firm
85	Tax information
86	Evaluation of advisory and subadvisory agreements by the Board of Trustees
94	Other N-CSR Items
1	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (US) LLC	(MIM US)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER 2070 LIFETIME PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.2%
Equity - 89.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	21,145	$1,419,066
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	34,116	319,330
Disciplined Value, Class NAV, JHF III (Boston Partners)	49,283	1,477,005
Disciplined Value International, Class NAV, JHIT (Boston Partners)	39,003	757,835
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	36,520	504,338
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	7,076	541,418
International Dynamic Growth, Class NAV, JHIT (Axiom)	34,719	635,697
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	143,116	2,072,327
Mid Cap Growth, Class NAV, JHIT (Wellington)	26,912	525,592
Mid Value, Class NAV, JHF II (T. Rowe Price)	35,583	617,010
Multifactor Emerging Markets ETF, JHETF (DFA)	5,890	236,498
Small Cap Core, Class NAV, JHIT (MIM US) (B)	9,333	186,744
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	136,313	2,069,236
Fixed income - 3.8%
Bond, Class NAV, JHSB (MIM US) (B)	4,791	63,726
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	8,828	71,775
High Yield, Class NAV, JHBT (MIM US) (B)	13,298	40,026
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	33,717	311,548
Alternative and specialty - 0.3%
Diversified Macro, Class NAV, JHIT (Graham)	4,492	42,226

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $11,150,827)		$11,891,397
UNAFFILIATED INVESTMENT COMPANIES - 6.4%
Equity - 6.4%
Fidelity International Index Fund	3,852	266,597
Fidelity Mid Cap Index Fund	6,408	276,229
Fidelity Small Cap Index Fund	7,233	268,283

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $754,348)		$811,109
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
Pacific Andes International Holdings, Ltd. (C)(D)	1	0
Energy - 0.0%
Ezion Holdings, Ltd. (C)(D)	1	0
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	1	0

TOTAL COMMON STOCKS (Cost $0)		$0
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	2

MULTIMANAGER 2070 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.4%
U.S. Government - 0.4%
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	$65,500	$14,463
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	71,900	16,825
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	59,400	14,707
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	22,100	5,821

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $54,830)		$51,816
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 3.6571% (E)(F)	3,405	34,047

TOTAL SHORT-TERM INVESTMENTS (Cost $33,632)		$34,047
Total investments (Cost $11,993,637) - 100.3%		$12,788,369
Other assets and liabilities, net - (0.3%)		(35,316)
TOTAL NET ASSETS - 100.0%		$12,753,053
MULTIMANAGER 2065 LIFETIME PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.3%
Equity - 89.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	282,389	$18,951,120
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	455,883	4,267,069
Disciplined Value, Class NAV, JHF III (Boston Partners)	653,550	19,586,908
Disciplined Value International, Class NAV, JHIT (Boston Partners)	518,637	10,077,127
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	484,297	6,688,138
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	95,225	7,286,590
International Dynamic Growth, Class NAV, JHIT (Axiom)	460,411	8,430,130
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,903,956	27,569,276
Mid Cap Growth, Class NAV, JHIT (Wellington)	356,887	6,970,001
Mid Value, Class NAV, JHF II (T. Rowe Price)	471,875	8,182,315
Multifactor Emerging Markets ETF, JHETF (DFA)	79,097	3,175,942
Small Cap Core, Class NAV, JHIT (MIM US) (B)	123,761	2,476,461
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,820,743	27,638,879
Fixed income - 3.8%
Bond, Class NAV, JHSB (MIM US) (B)	63,094	839,149
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	116,255	945,151
High Yield, Class NAV, JHBT (MIM US) (B)	175,104	527,063
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	447,430	4,134,257
MULTIMANAGER 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - 0.5%
Diversified Macro, Class NAV, JHIT (Graham)	80,762	$759,159

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $122,655,070)		$158,504,735
UNAFFILIATED INVESTMENT COMPANIES - 6.3%
Equity - 6.3%
Fidelity International Index Fund	51,173	3,541,681
Fidelity Mid Cap Index Fund	84,975	3,663,294
Fidelity Small Cap Index Fund	95,927	3,557,930

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $7,917,668)		$10,762,905
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	70	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	1,187	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	505	0
Genting Hong Kong, Ltd. (C)(D)	2,107	0
Peace Mark Holdings, Ltd. (C)(D)	689	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	274	0
ICA Gruppen AB (C)(D)	12	0
Pacific Andes International Holdings, Ltd. (C)(D)	8,316	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	43	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	2,156	0
Ezion Holdings, Ltd. (C)(D)	4,313	0
Ezra Holdings, Ltd. (C)(D)	1,681	0
Lightstream Resources, Ltd. (C)(D)	291	0
Manitok Energy, Inc. (C)(D)	1	0
Paladin Energy, Ltd. (D)	40	328
Peninsula Energy, Ltd. (D)	43	9
Savannah Energy PLC (C)(D)	205	15
Swiber Holdings, Ltd. (C)(D)	491	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	6	0
Convoy Global Holdings, Ltd. (C)(D)	2,413	0
Good Resources Holdings, Ltd. (C)(D)	1,034	0
TT Hellenic Postbank SA (C)(D)	79	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	7	0
Lakefront Biotherapeutics NV (D)	7	200
NMC Health PLC (C)(D)	9	0
Pihlajalinna OYJ	2	25
Zenith Capital Corp. (D)	20	1
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	4,657	0
Carillion PLC (C)(D)	438	0
3	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Industrials - (continued)
CW Group Holdings, Ltd. (C)(D)	517	$0
Gold-Finance Holdings, Ltd. (C)(D)	820	0
Hsin Chong Group Holdings, Ltd. (C)(D)	2,819	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	486	0
DMX Technologies Group, Ltd. (C)(D)	130	0
MH Development, Ltd. (C)(D)	475	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	1,237	104
Danakali, Ltd. (D)	65	2
EcoGreen International Group, Ltd. (C)(D)	291	0
Firefinch, Ltd. (C)(D)	156	3
Fraser Papers Holdings, Inc. (C)(D)	18	0
Hanfeng Evergreen, Inc. (C)(D)	14	0
Midas Holdings, Ltd. (C)(D)	954	0
Orbite Technologies, Inc. (C)(D)	404	0
Ten Sixty Four, Ltd. (C)(D)	298	18
Up Energy Development Group, Ltd. (C)(D)	3,439	0
Victoria Gold Corp. (C)(D)	1	0
Wiluna Mining Corp., Ltd. (C)(D)	38	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	217	653
Lerthai Group, Ltd. (C)(D)	69	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	1,110	0
Hyflux, Ltd. (C)(D)	212	0

TOTAL COMMON STOCKS (Cost $887)		$1,358
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.4%
U.S. Government - 0.4%
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	$875,200	193,248
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	958,300	224,253
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	813,400	201,391
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	327,100	86,158

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $840,983)		$705,050
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	186	22
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	204	0
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	13	0
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	22	16

TOTAL WARRANTS (Cost $23)		$38

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	33	0

TOTAL RIGHTS (Cost $0)		$0
MULTIMANAGER 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6571% (E)(F)	193	$1,934

TOTAL SHORT-TERM INVESTMENTS (Cost $1,873)		$1,934
Total investments (Cost $131,416,504) - 100.0%		$169,976,020
Other assets and liabilities, net - 0.0%		7,177
TOTAL NET ASSETS - 100.0%		$169,983,197
MULTIMANAGER 2060 LIFETIME PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.2%
Equity - 89.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	592,895	$39,789,201
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	964,074	9,023,737
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,382,065	41,420,502
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,094,249	21,261,262
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,028,292	14,200,707
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	201,152	15,392,188
International Dynamic Growth, Class NAV, JHIT (Axiom)	962,609	17,625,376
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,031,358	58,374,059
Mid Cap Growth, Class NAV, JHIT (Wellington)	746,165	14,572,597
Mid Value, Class NAV, JHF II (T. Rowe Price)	986,577	17,107,254
Multifactor Emerging Markets ETF, JHETF (DFA)	167,428	6,722,653
Small Cap Core, Class NAV, JHIT (MIM US) (B)	258,755	5,177,685
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,835,780	58,227,141
Fixed income - 3.7%
Bond, Class NAV, JHSB (MIM US) (B)	133,122	1,770,516
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	245,285	1,994,168
High Yield, Class NAV, JHBT (MIM US) (B)	369,451	1,112,046
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	926,835	8,563,959
Alternative and specialty - 0.5%
Diversified Macro, Class NAV, JHIT (Graham)	175,682	1,651,411

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $245,834,679)		$333,986,462
UNAFFILIATED INVESTMENT COMPANIES - 6.3%
Equity - 6.3%
Fidelity International Index Fund	108,202	7,488,680
Fidelity Mid Cap Index Fund	178,023	7,674,590
Fidelity Small Cap Index Fund	200,555	7,438,583
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	4

MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $15,819,207)		$22,601,853
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	182	$0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	3,067	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	1,303	0
Genting Hong Kong, Ltd. (C)(D)	5,441	0
Peace Mark Holdings, Ltd. (C)(D)	1,781	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	2,235	0
ICA Gruppen AB (C)(D)	96	0
Pacific Andes International Holdings, Ltd. (C)(D)	21,480	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	111	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	5,570	0
Ezion Holdings, Ltd. (C)(D)	11,139	0
Ezra Holdings, Ltd. (C)(D)	4,343	0
Lightstream Resources, Ltd. (C)(D)	752	0
Manitok Energy, Inc. (C)(D)	2	0
Paladin Energy, Ltd. (D)	103	845
Peninsula Energy, Ltd. (D)	112	23
Sakari Resources, Ltd. (C)(D)(I)	4,248	735
Savannah Energy PLC (C)(D)	529	40
Swiber Holdings, Ltd. (C)(D)	1,269	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	17	0
Convoy Global Holdings, Ltd. (C)(D)	6,232	0
Good Resources Holdings, Ltd. (C)(D)	2,671	0
TT Hellenic Postbank SA (C)(D)	205	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	18	0
Lakefront Biotherapeutics NV (D)	17	485
NMC Health PLC (C)(D)	70	0
Pihlajalinna OYJ	6	76
Zenith Capital Corp. (D)	52	3
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	12,030	0
Carillion PLC (C)(D)	1,130	0
CW Group Holdings, Ltd. (C)(D)	1,336	0
Gold-Finance Holdings, Ltd. (C)(D)	2,117	0
Hsin Chong Group Holdings, Ltd. (C)(D)	7,281	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	1,256	0
DMX Technologies Group, Ltd. (C)(D)	336	0
MH Development, Ltd. (C)(D)	1,227	0
MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	3,194	$268
Danakali, Ltd. (D)	168	6
EcoGreen International Group, Ltd. (C)(D)	752	0
Firefinch, Ltd. (C)(D)	403	9
Fraser Papers Holdings, Inc. (C)(D)	47	0
Hanfeng Evergreen, Inc. (C)(D)	37	0
Midas Holdings, Ltd. (C)(D)	2,463	0
Orbite Technologies, Inc. (C)(D)	1,044	0
Ten Sixty Four, Ltd. (C)(D)	770	47
Up Energy Development Group, Ltd. (C)(D)	8,884	0
Victoria Gold Corp. (C)(D)	3	0
Wiluna Mining Corp., Ltd. (C)(D)	99	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	1,788	5,389
Lerthai Group, Ltd. (C)(D)	178	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	9,053	0
Hyflux, Ltd. (C)(D)	548	0

TOTAL COMMON STOCKS (Cost $5,646)		$7,926
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.5%
U.S. Government - 0.5%
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	$1,933,200	426,859
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	2,421,800	566,728
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	2,018,600	499,789
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	695,400	183,168

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,018,417)		$1,676,544
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	479	56
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	527	1
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	37	0
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	56	41

TOTAL WARRANTS (Cost $57)		$98

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	86	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6571% (E)(F)	543	5,426

TOTAL SHORT-TERM INVESTMENTS (Cost $5,425)		$5,426
Total investments (Cost $263,683,431) - 100.0%		$358,278,309
Other assets and liabilities, net - (0.0%)		(1,110)
TOTAL NET ASSETS - 100.0%		$358,277,199
5	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2055 LIFETIME PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.2%
Equity - 89.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	796,254	$53,436,615
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,301,436	12,181,445
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,870,696	56,064,747
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,478,061	28,718,717
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,380,079	19,058,890
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	270,708	20,714,588
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,291,137	23,640,714
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,445,167	78,846,022
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,000,822	19,546,055
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,323,285	22,945,762
Multifactor Emerging Markets ETF, JHETF (DFA)	225,040	9,035,919
Small Cap Core, Class NAV, JHIT (MIM US) (B)	347,065	6,944,768
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	5,184,110	78,694,783
Fixed income - 3.7%
Bond, Class NAV, JHSB (MIM US) (B)	179,274	2,384,350
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	331,130	2,692,090
High Yield, Class NAV, JHBT (MIM US) (B)	497,021	1,496,035
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,243,858	11,493,245
Alternative and specialty - 0.5%
Diversified Macro, Class NAV, JHIT (Graham)	238,263	2,239,670

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $328,617,082)		$450,134,415
UNAFFILIATED INVESTMENT COMPANIES - 6.3%
Equity - 6.3%
Fidelity International Index Fund	146,155	10,115,357
Fidelity Mid Cap Index Fund	240,742	10,378,388
Fidelity Small Cap Index Fund	270,033	10,015,535

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $21,366,513)		$30,509,280
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	249	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	4,196	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	1,783	0
Genting Hong Kong, Ltd. (C)(D)	7,444	0
Peace Mark Holdings, Ltd. (C)(D)	2,436	0
MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	3,720	$0
ICA Gruppen AB (C)(D)	160	0
Pacific Andes International Holdings, Ltd. (C)(D)	29,387	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	152	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	7,620	0
Ezion Holdings, Ltd. (C)(D)	15,240	0
Ezra Holdings, Ltd. (C)(D)	5,941	0
Lightstream Resources, Ltd. (C)(D)	1,028	0
Manitok Energy, Inc. (C)(D)	2	0
Paladin Energy, Ltd. (D)	140	1,149
Peninsula Energy, Ltd. (D)	153	32
Sakari Resources, Ltd. (C)(D)(I)	12,063	2,088
Savannah Energy PLC (C)(D)	723	54
Swiber Holdings, Ltd. (C)(D)	1,736	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	23	0
Convoy Global Holdings, Ltd. (C)(D)	8,527	0
Good Resources Holdings, Ltd. (C)(D)	3,654	0
TT Hellenic Postbank SA (C)(D)	280	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	24	0
Lakefront Biotherapeutics NV (D)	24	685
NMC Health PLC (C)(D)	117	0
Pihlajalinna OYJ	9	113
Zenith Capital Corp. (D)	72	4
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	16,458	0
Carillion PLC (C)(D)	1,546	0
CW Group Holdings, Ltd. (C)(D)	1,827	0
Gold-Finance Holdings, Ltd. (C)(D)	2,896	0
Hsin Chong Group Holdings, Ltd. (C)(D)	9,961	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	1,719	0
DMX Technologies Group, Ltd. (C)(D)	460	0
MH Development, Ltd. (C)(D)	1,678	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	4,370	366
Danakali, Ltd. (D)	230	8
EcoGreen International Group, Ltd. (C)(D)	1,029	0
Firefinch, Ltd. (C)(D)	552	12
Fraser Papers Holdings, Inc. (C)(D)	65	0
Hanfeng Evergreen, Inc. (C)(D)	50	0
Midas Holdings, Ltd. (C)(D)	3,370	0
Orbite Technologies, Inc. (C)(D)	1,428	0
Ten Sixty Four, Ltd. (C)(D)	1,053	65
Up Energy Development Group, Ltd. (C)(D)	12,154	0
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	6

MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Materials - (continued)
Victoria Gold Corp. (C)(D)	5	$1
Wiluna Mining Corp., Ltd. (C)(D)	135	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	2,971	8,955
Lerthai Group, Ltd. (C)(D)	244	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	15,065	0
Hyflux, Ltd. (C)(D)	750	0

TOTAL COMMON STOCKS (Cost $11,052)		$13,532
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.5%
U.S. Government - 0.5%
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	$2,637,600	582,394
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	3,233,500	756,675
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	2,694,900	667,236
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	928,700	244,619

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,710,512)		$2,250,924
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	656	77
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	722	1
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	50	0
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	77	56

TOTAL WARRANTS (Cost $79)		$134

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	118	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6571% (E)(F)	743	7,431

TOTAL SHORT-TERM INVESTMENTS (Cost $7,430)		$7,431
Total investments (Cost $352,712,668) - 100.0%		$482,915,716
Other assets and liabilities, net - 0.0%		11,583
TOTAL NET ASSETS - 100.0%		$482,927,299
MULTIMANAGER 2050 LIFETIME PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.3%
Equity - 88.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,147,423	$77,003,558
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,882,857	17,623,545
MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Disciplined Value, Class NAV, JHF III (Boston Partners)	2,672,644	$80,099,131
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,110,032	40,997,914
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,975,151	27,276,838
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	388,774	29,749,011
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,850,946	33,890,830
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,864,031	113,871,163
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,401,390	27,369,153
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,885,985	32,702,981
Multifactor Emerging Markets ETF, JHETF (DFA)	322,289	12,940,709
Small Cap Core, Class NAV, JHIT (MIM US) (B)	499,338	9,991,757
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	7,444,926	113,013,981
Fixed income - 4.2%
Bond, Class NAV, JHSB (MIM US) (B)	468,486	6,230,863
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	514,718	4,184,654
High Yield, Class NAV, JHBT (MIM US) (B)	798,785	2,404,343
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,781,135	16,457,686
Alternative and specialty - 0.7%
Diversified Macro, Class NAV, JHIT (Graham)	332,734	3,127,695
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	118,899	1,740,677

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $475,802,290)		$650,676,489
UNAFFILIATED INVESTMENT COMPANIES - 6.2%
Equity - 6.2%
Fidelity International Index Fund	211,072	14,608,281
Fidelity Mid Cap Index Fund	344,882	14,867,858
Fidelity Small Cap Index Fund	383,820	14,235,872

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $30,730,096)		$43,712,011
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	366	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	6,164	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	2,620	0
Genting Hong Kong, Ltd. (C)(D)	10,937	0
Peace Mark Holdings, Ltd. (C)(D)	3,579	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	6,187	0
ICA Gruppen AB (C)(D)	266	0
Pacific Andes International Holdings, Ltd. (C)(D)	43,177	0
7	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	223	$0
Brightoil Petroleum Holdings, Ltd. (C)(D)	11,195	0
Ezion Holdings, Ltd. (C)(D)	22,391	0
Ezra Holdings, Ltd. (C)(D)	8,730	0
Lightstream Resources, Ltd. (C)(D)	1,511	0
Manitok Energy, Inc. (C)(D)	3	0
Paladin Energy, Ltd. (D)	206	1,690
Peninsula Energy, Ltd. (D)	225	47
Sakari Resources, Ltd. (C)(D)(I)	24,454	4,232
Savannah Energy PLC (C)(D)	1,062	79
Swiber Holdings, Ltd. (C)(D)	2,550	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	33	0
Convoy Global Holdings, Ltd. (C)(D)	12,528	0
Good Resources Holdings, Ltd. (C)(D)	5,369	0
TT Hellenic Postbank SA (C)(D)	412	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	36	0
Lakefront Biotherapeutics NV (D)	35	999
NMC Health PLC (C)(D)	194	0
Pihlajalinna OYJ	13	164
Zenith Capital Corp. (D)	105	5
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	24,180	0
Carillion PLC (C)(D)	2,272	0
CW Group Holdings, Ltd. (C)(D)	2,685	0
Gold-Finance Holdings, Ltd. (C)(D)	4,255	0
Hsin Chong Group Holdings, Ltd. (C)(D)	14,636	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	2,525	0
DMX Technologies Group, Ltd. (C)(D)	676	0
MH Development, Ltd. (C)(D)	2,466	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	6,421	538
Danakali, Ltd. (D)	339	12
EcoGreen International Group, Ltd. (C)(D)	1,511	0
Firefinch, Ltd. (C)(D)	811	17
Fraser Papers Holdings, Inc. (C)(D)	95	0
Hanfeng Evergreen, Inc. (C)(D)	74	0
Midas Holdings, Ltd. (C)(D)	4,951	0
Orbite Technologies, Inc. (C)(D)	2,098	0
Ten Sixty Four, Ltd. (C)(D)	1,547	95
Up Energy Development Group, Ltd. (C)(D)	17,857	0
Victoria Gold Corp. (C)(D)	7	1
Wiluna Mining Corp., Ltd. (C)(D)	199	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	4,945	14,904
Lerthai Group, Ltd. (C)(D)	358	0
MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	25,059	$0
Hyflux, Ltd. (C)(D)	1,101	0

TOTAL COMMON STOCKS (Cost $19,830)		$22,783
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.5%
U.S. Government - 0.5%
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	$3,703,900	817,838
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	4,618,400	1,080,757
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	3,849,500	953,105
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	1,293,300	340,654

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,841,947)		$3,192,354
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	963	113
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	1,060	2
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	73	0
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	113	82

TOTAL WARRANTS (Cost $117)		$197

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	173	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6571% (E)(F)	1,137	11,369

TOTAL SHORT-TERM INVESTMENTS (Cost $11,369)		$11,369
Total investments (Cost $510,405,649) - 100.0%		$697,615,203
Other assets and liabilities, net - 0.0%		26,776
TOTAL NET ASSETS - 100.0%		$697,641,979
MULTIMANAGER 2045 LIFETIME PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.6%
Equity - 81.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,521,456	$102,104,893
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,934,077	18,102,963
Disciplined Value, Class NAV, JHF III (Boston Partners)	3,573,083	107,085,285
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,894,010	56,230,605
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,154,828	29,758,176
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	512,081	39,184,453
Global Equity, Class NAV, JHF II (MIM US) (B)	670,971	9,366,759
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	8

MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Dynamic Growth, Class NAV, JHIT (Axiom)	2,516,340	$46,074,185
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,339,861	164,201,194
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,762,303	34,417,773
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,369,129	41,080,688
Multifactor Emerging Markets ETF, JHETF (DFA)	359,089	14,418,321
Small Cap Core, Class NAV, JHIT (MIM US) (B)	602,805	12,062,134
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	10,314,434	156,573,108
Fixed income - 11.0%
Bond, Class NAV, JHSB (MIM US) (B)	4,866,310	64,721,929
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,715,682	13,948,497
High Yield, Class NAV, JHBT (MIM US) (B)	3,317,830	9,986,670
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	2,586,480	23,899,074
Alternative and specialty - 1.5%
Diversified Macro, Class NAV, JHIT (Graham)	519,894	4,887,002
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	719,419	10,532,294

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $697,300,303)		$958,636,003
UNAFFILIATED INVESTMENT COMPANIES - 5.8%
Equity - 5.8%
Fidelity International Index Fund	306,449	21,209,331
Fidelity Mid Cap Index Fund	451,119	19,447,735
Fidelity Small Cap Index Fund	499,998	18,544,935

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $40,798,259)		$59,202,001
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	533	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	8,971	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	3,813	0
Genting Hong Kong, Ltd. (C)(D)	15,917	0
Peace Mark Holdings, Ltd. (C)(D)	5,209	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,035	0
ICA Gruppen AB (C)(D)	431	0
Pacific Andes International Holdings, Ltd. (C)(D)	62,836	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	324	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	16,293	0
Ezion Holdings, Ltd. (C)(D)	32,586	0
Ezra Holdings, Ltd. (C)(D)	12,704	0
Lightstream Resources, Ltd. (C)(D)	2,199	0
Manitok Energy, Inc. (C)(D)	5	0
MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Energy - (continued)
Paladin Energy, Ltd. (D)	300	$2,461
Peninsula Energy, Ltd. (D)	327	68
Sakari Resources, Ltd. (C)(D)(I)	45,339	7,847
Savannah Energy PLC (C)(D)	1,546	115
Swiber Holdings, Ltd. (C)(D)	3,711	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	49	0
Convoy Global Holdings, Ltd. (C)(D)	18,232	0
Good Resources Holdings, Ltd. (C)(D)	7,814	0
TT Hellenic Postbank SA (C)(D)	600	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	52	0
Lakefront Biotherapeutics NV (D)	51	1,456
NMC Health PLC (C)(D)	315	0
Pihlajalinna OYJ	19	239
Zenith Capital Corp. (D)	153	8
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	35,190	0
Carillion PLC (C)(D)	3,307	0
CW Group Holdings, Ltd. (C)(D)	3,907	0
Gold-Finance Holdings, Ltd. (C)(D)	6,193	0
Hsin Chong Group Holdings, Ltd. (C)(D)	21,299	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	3,675	0
DMX Technologies Group, Ltd. (C)(D)	984	0
MH Development, Ltd. (C)(D)	3,588	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	9,344	783
Danakali, Ltd. (D)	493	18
EcoGreen International Group, Ltd. (C)(D)	2,199	0
Firefinch, Ltd. (C)(D)	1,179	25
Fraser Papers Holdings, Inc. (C)(D)	139	0
Hanfeng Evergreen, Inc. (C)(D)	107	0
Midas Holdings, Ltd. (C)(D)	7,206	0
Orbite Technologies, Inc. (C)(D)	3,053	0
Ten Sixty Four, Ltd. (C)(D)	2,252	138
Up Energy Development Group, Ltd. (C)(D)	25,988	0
Victoria Gold Corp. (C)(D)	10	1
Wiluna Mining Corp., Ltd. (C)(D)	290	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	8,028	24,196
Lerthai Group, Ltd. (C)(D)	521	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	40,641	0
Hyflux, Ltd. (C)(D)	1,603	0

TOTAL COMMON STOCKS (Cost $34,042)		$37,355
9	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	$7,842,200	$1,731,593
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	9,095,800	2,128,519
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	7,579,300	1,876,574
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	2,679,200	705,699

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,710,017)		$6,442,385
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	1,402	165
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	1,543	3
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	104	0
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	165	120

TOTAL WARRANTS (Cost $168)		$288

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	252	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6571% (E)(F)	1,814	18,142

TOTAL SHORT-TERM INVESTMENTS (Cost $18,141)		$18,142
Total investments (Cost $745,860,930) - 100.0%		$1,024,336,174
Other assets and liabilities, net - 0.0%		8,967
TOTAL NET ASSETS - 100.0%		$1,024,345,141
MULTIMANAGER 2040 LIFETIME PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.8%
Equity - 72.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,397,914	$93,814,026
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,991,183	18,637,470
Disciplined Value, Class NAV, JHF III (Boston Partners)	3,280,892	98,328,333
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,757,523	53,578,663
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,613,808	22,286,694
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	378,489	28,962,007
Global Equity, Class NAV, JHF II (MIM US) (B)	692,433	9,666,371
International Dynamic Growth, Class NAV, JHIT (Axiom)	2,405,210	44,039,392
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,042,155	159,890,404
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,486,915	29,039,449
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,020,760	35,039,976
MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Multifactor Emerging Markets ETF, JHETF (DFA)	270,157	$10,847,479
Small Cap Core, Class NAV, JHIT (MIM US) (B)	457,054	9,145,656
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	10,117,159	153,578,473
Fixed income - 19.0%
Bond, Class NAV, JHSB (MIM US) (B)	5,694,953	75,742,873
Core Bond, Class NAV, JHF II (Allspring Investments)	4,621,581	49,866,864
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,924,727	23,778,034
High Yield, Class NAV, JHBT (MIM US) (B)	5,564,232	16,748,339
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,138,057	28,995,642
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	524,610	5,356,273
Alternative and specialty - 2.4%
Diversified Macro, Class NAV, JHIT (Graham)	537,685	5,054,238
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	1,408,661	20,622,798

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $747,740,884)		$993,019,454
UNAFFILIATED INVESTMENT COMPANIES - 5.4%
Equity - 5.4%
Fidelity International Index Fund	304,436	21,069,992
Fidelity Mid Cap Index Fund	432,850	18,660,145
Fidelity Small Cap Index Fund	475,426	17,633,546

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $39,441,975)		$57,363,683
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	555	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	9,356	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	3,976	0
Genting Hong Kong, Ltd. (C)(D)	16,599	0
Peace Mark Holdings, Ltd. (C)(D)	5,432	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,247	0
ICA Gruppen AB (C)(D)	440	0
Pacific Andes International Holdings, Ltd. (C)(D)	65,528	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	338	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	16,991	0
Ezion Holdings, Ltd. (C)(D)	33,982	0
Ezra Holdings, Ltd. (C)(D)	13,249	0
Lightstream Resources, Ltd. (C)(D)	2,293	0
Manitok Energy, Inc. (C)(D)	5	0
Paladin Energy, Ltd. (D)	313	2,568
Peninsula Energy, Ltd. (D)	341	71
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	10

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Energy - (continued)
Sakari Resources, Ltd. (C)(D)(I)	49,809	$8,621
Savannah Energy PLC (C)(D)	1,612	120
Swiber Holdings, Ltd. (C)(D)	3,870	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	51	0
Convoy Global Holdings, Ltd. (C)(D)	19,013	0
Good Resources Holdings, Ltd. (C)(D)	8,148	0
TT Hellenic Postbank SA (C)(D)	625	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	55	0
Lakefront Biotherapeutics NV (D)	53	1,513
NMC Health PLC (C)(D)	321	0
Pihlajalinna OYJ	19	239
Zenith Capital Corp. (D)	160	8
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	36,698	0
Carillion PLC (C)(D)	3,448	0
CW Group Holdings, Ltd. (C)(D)	4,074	0
Gold-Finance Holdings, Ltd. (C)(D)	6,458	0
Hsin Chong Group Holdings, Ltd. (C)(D)	22,212	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	3,833	0
DMX Technologies Group, Ltd. (C)(D)	1,026	0
MH Development, Ltd. (C)(D)	3,742	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	9,744	817
Danakali, Ltd. (D)	514	18
EcoGreen International Group, Ltd. (C)(D)	2,294	0
Firefinch, Ltd. (C)(D)	1,231	26
Fraser Papers Holdings, Inc. (C)(D)	145	0
Hanfeng Evergreen, Inc. (C)(D)	112	0
Midas Holdings, Ltd. (C)(D)	7,515	0
Orbite Technologies, Inc. (C)(D)	3,184	0
Ten Sixty Four, Ltd. (C)(D)	2,348	144
Up Energy Development Group, Ltd. (C)(D)	27,101	0
Victoria Gold Corp. (C)(D)	10	1
Wiluna Mining Corp., Ltd. (C)(D)	302	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	8,196	24,703
Lerthai Group, Ltd. (C)(D)	543	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	41,499	0
Hyflux, Ltd. (C)(D)	1,672	0

TOTAL COMMON STOCKS (Cost $36,357)		$38,849
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.8%
U.S. Government - 0.8%
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	$10,291,700	2,272,453
MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	11,886,400	$2,781,551
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	9,907,900	2,453,116
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	3,464,200	912,468

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $10,126,911)		$8,419,588
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	1,462	172
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	1,609	3
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	110	0
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	172	125

TOTAL WARRANTS (Cost $177)		$300

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	263	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6571% (E)(F)	138	1,384

TOTAL SHORT-TERM INVESTMENTS (Cost $1,383)		$1,384
Total investments (Cost $797,347,687) - 100.0%		$1,058,843,258
Other assets and liabilities, net - 0.0%		70,585
TOTAL NET ASSETS - 100.0%		$1,058,913,843
MULTIMANAGER 2035 LIFETIME PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.0%
Equity - 62.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,308,555	$87,817,147
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,934,980	27,471,411
Disciplined Value, Class NAV, JHF III (Boston Partners)	3,062,164	91,773,053
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,998,816	58,266,986
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,553,478	21,453,531
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	306,850	23,480,187
Global Equity, Class NAV, JHF II (MIM US) (B)	1,009,756	14,096,193
International Dynamic Growth, Class NAV, JHIT (Axiom)	2,598,707	47,582,325
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,206,200	147,785,780
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,323,179	25,841,678
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,810,256	31,389,832
Multifactor Emerging Markets ETF, JHETF (DFA)	268,246	10,770,748
11	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Small Cap Core, Class NAV, JHIT (MIM US) (B)	355,793	$7,119,427
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	9,844,436	149,438,537
Fixed income - 27.1%
Bond, Class NAV, JHSB (MIM US) (B)	8,766,714	116,597,292
Core Bond, Class NAV, JHF II (Allspring Investments)	8,252,125	89,040,433
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,322,696	35,143,518
Floating Rate Income, Class NAV, JHF II (Bain Capital)	879,179	6,461,962
High Yield, Class NAV, JHBT (MIM US) (B)	8,496,002	25,572,966
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	4,533,306	41,887,743
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	823,385	8,406,766
Alternative and specialty - 3.4%
Diversified Macro, Class NAV, JHIT (Graham)	607,498	5,710,481
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	2,329,823	34,108,603

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $860,378,518)		$1,107,216,599
UNAFFILIATED INVESTMENT COMPANIES - 5.0%
Equity - 5.0%
Fidelity International Index Fund	332,827	23,034,932
Fidelity Mid Cap Index Fund	423,575	18,260,336
Fidelity Small Cap Index Fund	486,043	18,027,337

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $40,699,092)		$59,322,605
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	573	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	9,657	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	4,104	0
Genting Hong Kong, Ltd. (C)(D)	17,133	0
Peace Mark Holdings, Ltd. (C)(D)	5,607	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,773	0
ICA Gruppen AB (C)(D)	463	0
Pacific Andes International Holdings, Ltd. (C)(D)	67,637	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	349	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	17,538	0
Ezion Holdings, Ltd. (C)(D)	35,076	0
Ezra Holdings, Ltd. (C)(D)	13,675	0
Lightstream Resources, Ltd. (C)(D)	2,367	0
Manitok Energy, Inc. (C)(D)	5	0
Paladin Energy, Ltd. (D)	323	2,650
Peninsula Energy, Ltd. (D)	352	73
MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Energy - (continued)
Sakari Resources, Ltd. (C)(D)(I)	52,909	$9,157
Savannah Energy PLC (C)(D)	1,664	124
Swiber Holdings, Ltd. (C)(D)	3,995	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	52	0
Convoy Global Holdings, Ltd. (C)(D)	19,625	0
Good Resources Holdings, Ltd. (C)(D)	8,411	0
TT Hellenic Postbank SA (C)(D)	646	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	56	0
Lakefront Biotherapeutics NV (D)	55	1,570
NMC Health PLC (C)(D)	338	0
Pihlajalinna OYJ	20	252
Zenith Capital Corp. (D)	165	8
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	37,879	0
Carillion PLC (C)(D)	3,559	0
CW Group Holdings, Ltd. (C)(D)	4,205	0
Gold-Finance Holdings, Ltd. (C)(D)	6,666	0
Hsin Chong Group Holdings, Ltd. (C)(D)	22,927	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	3,956	0
DMX Technologies Group, Ltd. (C)(D)	1,059	0
MH Development, Ltd. (C)(D)	3,863	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	10,058	843
Danakali, Ltd. (D)	530	19
EcoGreen International Group, Ltd. (C)(D)	2,367	0
Firefinch, Ltd. (C)(D)	1,270	27
Fraser Papers Holdings, Inc. (C)(D)	150	0
Hanfeng Evergreen, Inc. (C)(D)	115	0
Midas Holdings, Ltd. (C)(D)	7,756	0
Orbite Technologies, Inc. (C)(D)	3,286	0
Ten Sixty Four, Ltd. (C)(D)	2,424	149
Up Energy Development Group, Ltd. (C)(D)	27,973	0
Victoria Gold Corp. (C)(D)	10	1
Wiluna Mining Corp., Ltd. (C)(D)	312	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	8,616	25,970
Lerthai Group, Ltd. (C)(D)	561	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	43,631	0
Hyflux, Ltd. (C)(D)	1,726	0

TOTAL COMMON STOCKS (Cost $38,363)		$40,843
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	12

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.0%
U.S. Government - 2.0%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$2,680,727	$2,634,788
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2031	1,164,982	1,118,836
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	4,809,428	4,722,267
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	3,983,814	3,978,962
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	13,948,200	3,079,824
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	16,231,800	3,798,423
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	13,529,200	3,349,721
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	4,526,500	1,192,277

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $26,383,758)		$23,875,098
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	1,509	177
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	1,661	3
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	114	0
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	178	130

TOTAL WARRANTS (Cost $182)		$310

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	271	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6571% (E)(F)	2,214	22,140

TOTAL SHORT-TERM INVESTMENTS (Cost $22,139)		$22,140
Total investments (Cost $927,522,052) - 100.0%		$1,190,477,595
Other assets and liabilities, net - 0.0%		146,108
TOTAL NET ASSETS - 100.0%		$1,190,623,703
MULTIMANAGER 2030 LIFETIME PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.4%
Equity - 51.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	909,392	$61,029,322
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,283,117	30,729,974
Disciplined Value, Class NAV, JHF III (Boston Partners)	2,109,234	63,213,742
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,338,543	45,437,886
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,065,615	14,716,143
MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	133,303	$10,200,365
Global Equity, Class NAV, JHF II (MIM US) (B)	1,117,919	15,606,145
International Dynamic Growth, Class NAV, JHIT (Axiom)	2,169,350	39,720,795
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,770,588	112,518,112
Mid Cap Growth, Class NAV, JHIT (Wellington)	943,162	18,419,957
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,246,717	21,618,074
Multifactor Emerging Markets ETF, JHETF (DFA)	186,044	7,470,132
Small Cap Core, Class NAV, JHIT (MIM US) (B)	242,651	4,855,450
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	7,558,353	114,735,797
Fixed income - 36.6%
Bond, Class NAV, JHSB (MIM US) (B)	8,238,289	109,569,248
Core Bond, Class NAV, JHF II (Allspring Investments)	10,557,615	113,916,667
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,941,848	40,177,224
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,901,050	13,972,715
High Yield, Class NAV, JHBT (MIM US) (B)	9,842,414	29,625,666
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	6,504,913	60,105,394
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	2,931,492	29,930,532
Alternative and specialty - 4.2%
Diversified Macro, Class NAV, JHIT (Graham)	571,260	5,369,848
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	2,776,644	40,650,066

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $807,356,110)		$1,003,589,254
UNAFFILIATED INVESTMENT COMPANIES - 3.9%
Equity - 3.9%
Fidelity International Index Fund	210,625	14,577,372
Fidelity Mid Cap Index Fund	312,941	13,490,889
Fidelity Small Cap Index Fund	370,741	13,750,785

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $27,099,661)		$41,819,046
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	542	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	9,130	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	3,880	0
Genting Hong Kong, Ltd. (C)(D)	16,198	0
Peace Mark Holdings, Ltd. (C)(D)	5,301	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,893	0
ICA Gruppen AB (C)(D)	468	0
13	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Consumer staples - (continued)
Pacific Andes International Holdings, Ltd. (C)(D)	63,946	$0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	330	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	16,581	0
Ezion Holdings, Ltd. (C)(D)	33,162	0
Ezra Holdings, Ltd. (C)(D)	12,929	0
Lightstream Resources, Ltd. (C)(D)	2,237	0
Manitok Energy, Inc. (C)(D)	5	0
Paladin Energy, Ltd. (D)	305	2,502
Peninsula Energy, Ltd. (D)	333	69
Sakari Resources, Ltd. (C)(D)(I)	59,458	10,291
Savannah Energy PLC (C)(D)	1,573	117
Swiber Holdings, Ltd. (C)(D)	3,777	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	50	0
Convoy Global Holdings, Ltd. (C)(D)	18,554	0
Good Resources Holdings, Ltd. (C)(D)	7,952	0
TT Hellenic Postbank SA (C)(D)	610	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	53	0
Lakefront Biotherapeutics NV (D)	52	1,485
NMC Health PLC (C)(D)	342	0
Pihlajalinna OYJ	19	239
Zenith Capital Corp. (D)	156	8
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	35,812	0
Carillion PLC (C)(D)	3,365	0
CW Group Holdings, Ltd. (C)(D)	3,976	0
Gold-Finance Holdings, Ltd. (C)(D)	6,302	0
Hsin Chong Group Holdings, Ltd. (C)(D)	21,676	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	3,740	0
DMX Technologies Group, Ltd. (C)(D)	1,001	0
MH Development, Ltd. (C)(D)	3,652	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	9,509	797
Danakali, Ltd. (D)	501	18
EcoGreen International Group, Ltd. (C)(D)	2,238	0
Firefinch, Ltd. (C)(D)	1,200	26
Fraser Papers Holdings, Inc. (C)(D)	141	0
Hanfeng Evergreen, Inc. (C)(D)	109	0
Midas Holdings, Ltd. (C)(D)	7,333	0
Orbite Technologies, Inc. (C)(D)	3,107	0
Ten Sixty Four, Ltd. (C)(D)	2,292	140
Up Energy Development Group, Ltd. (C)(D)	26,447	0
Victoria Gold Corp. (C)(D)	10	1
Wiluna Mining Corp., Ltd. (C)(D)	295	0
MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	8,712	$26,259
Lerthai Group, Ltd. (C)(D)	530	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	44,116	0
Hyflux, Ltd. (C)(D)	1,632	0

TOTAL COMMON STOCKS (Cost $40,998)		$41,952
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.7%
U.S. Government - 3.7%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$6,429,959	6,319,771
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2031	2,795,751	2,685,011
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	11,604,782	11,394,468
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	9,612,920	9,601,211
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	12,770,700	2,819,827
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	15,003,400	3,510,964
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	12,506,900	3,096,608
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	3,989,000	1,050,700

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $42,960,801)		$40,478,560
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	1,426	167
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	1,570	3
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	109	0
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	168	123

TOTAL WARRANTS (Cost $172)		$293

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	256	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6571% (E)(F)	2,154	21,544

TOTAL SHORT-TERM INVESTMENTS (Cost $21,543)		$21,544
Total investments (Cost $877,479,285) - 100.0%		$1,085,950,649
Other assets and liabilities, net - 0.0%		246,727
TOTAL NET ASSETS - 100.0%		$1,086,197,376
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	14

MULTIMANAGER 2025 LIFETIME PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.5%
Equity - 41.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	367,325	$24,651,205
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,081,758	19,485,258
Disciplined Value, Class NAV, JHF III (Boston Partners)	849,927	25,472,325
Disciplined Value International, Class NAV, JHIT (Boston Partners)	953,795	18,532,240
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	352,585	4,869,205
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	52,006	3,979,499
Global Equity, Class NAV, JHF II (MIM US) (B)	708,508	9,890,765
International Dynamic Growth, Class NAV, JHIT (Axiom)	879,549	16,104,547
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,038,168	58,472,671
Mid Cap Growth, Class NAV, JHIT (Wellington)	394,194	7,698,605
Mid Value, Class NAV, JHF II (T. Rowe Price)	523,394	9,075,653
Multifactor Emerging Markets ETF, JHETF (DFA)	78,962	3,170,522
Small Cap Core, Class NAV, JHIT (MIM US) (B)	154,167	3,084,885
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,488,771	68,139,536
Fixed income - 44.9%
Bond, Class NAV, JHSB (MIM US) (B)	5,849,515	77,798,553
Core Bond, Class NAV, JHF II (Allspring Investments)	7,287,117	78,627,997
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,555,089	28,902,877
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,802,356	13,247,317
High Yield, Class NAV, JHBT (MIM US) (B)	7,180,111	21,612,134
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	4,721,762	43,629,082
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	2,743,845	28,014,654
Alternative and specialty - 4.7%
Diversified Macro, Class NAV, JHIT (Graham)	342,310	3,217,717
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	1,878,208	27,496,961

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $502,332,751)		$595,174,208
UNAFFILIATED INVESTMENT COMPANIES - 3.3%
Equity - 3.3%
Fidelity International Index Fund	138,445	9,581,783
Fidelity Mid Cap Index Fund	152,411	6,570,418
Fidelity Small Cap Index Fund	146,621	5,438,172

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $14,901,312)		$21,590,373
MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	294	$0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	4,955	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	2,106	0
Genting Hong Kong, Ltd. (C)(D)	8,791	0
Peace Mark Holdings, Ltd. (C)(D)	2,877	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,029	0
ICA Gruppen AB (C)(D)	345	0
Pacific Andes International Holdings, Ltd. (C)(D)	34,707	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	179	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	8,999	0
Ezion Holdings, Ltd. (C)(D)	17,999	0
Ezra Holdings, Ltd. (C)(D)	7,017	0
Lightstream Resources, Ltd. (C)(D)	1,214	0
Manitok Energy, Inc. (C)(D)	3	0
Paladin Energy, Ltd. (D)	166	1,362
Peninsula Energy, Ltd. (D)	181	37
Sakari Resources, Ltd. (C)(D)(I)	43,019	7,446
Savannah Energy PLC (C)(D)	854	64
Swiber Holdings, Ltd. (C)(D)	2,050	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	27	0
Convoy Global Holdings, Ltd. (C)(D)	10,070	0
Good Resources Holdings, Ltd. (C)(D)	4,316	0
TT Hellenic Postbank SA (C)(D)	331	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	29	0
Lakefront Biotherapeutics NV (D)	28	799
NMC Health PLC (C)(D)	252	0
Pihlajalinna OYJ	10	126
Zenith Capital Corp. (D)	85	4
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	19,437	0
Carillion PLC (C)(D)	1,826	0
CW Group Holdings, Ltd. (C)(D)	2,158	0
Gold-Finance Holdings, Ltd. (C)(D)	3,421	0
Hsin Chong Group Holdings, Ltd. (C)(D)	11,765	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	2,030	0
DMX Technologies Group, Ltd. (C)(D)	543	0
MH Development, Ltd. (C)(D)	1,982	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	5,161	433
Danakali, Ltd. (D)	272	10
15	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Materials - (continued)
EcoGreen International Group, Ltd. (C)(D)	1,215	$0
Firefinch, Ltd. (C)(D)	652	14
Fraser Papers Holdings, Inc. (C)(D)	77	0
Hanfeng Evergreen, Inc. (C)(D)	59	0
Midas Holdings, Ltd. (C)(D)	3,980	0
Orbite Technologies, Inc. (C)(D)	1,686	0
Ten Sixty Four, Ltd. (C)(D)	1,244	76
Up Energy Development Group, Ltd. (C)(D)	14,354	0
Victoria Gold Corp. (C)(D)	5	1
Wiluna Mining Corp., Ltd. (C)(D)	160	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	6,421	19,351
Lerthai Group, Ltd. (C)(D)	288	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	32,516	0
Hyflux, Ltd. (C)(D)	885	0

TOTAL COMMON STOCKS (Cost $28,959)		$29,723
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.2%
U.S. Government - 5.2%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$6,118,405	6,013,555
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2031	2,660,400	2,555,021
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	11,063,289	10,862,790
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	9,165,018	9,153,855
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	6,351,700	1,402,484
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	7,726,600	1,808,111
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	6,440,200	1,594,542
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	1,877,700	494,585

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $35,288,348)		$33,884,943
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	774	91
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	852	1
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	64	0
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	91	66

TOTAL WARRANTS (Cost $93)		$158

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	139	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6571% (E)(F)	1,420	14,202
MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $14,201)	$14,202
Total investments (Cost $552,565,664) - 100.0%	$650,693,607
Other assets and liabilities, net - 0.0%	226,231
TOTAL NET ASSETS - 100.0%	$650,919,838
MULTIMANAGER 2020 LIFETIME PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.0%
Equity - 35.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	93,084	$6,246,842
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,068,059	9,997,034
Disciplined Value, Class NAV, JHF III (Boston Partners)	216,966	6,502,457
Disciplined Value International, Class NAV, JHIT (Boston Partners)	508,438	9,878,955
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	104,376	1,441,433
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	54,274	4,153,009
Global Equity, Class NAV, JHF II (MIM US) (B)	362,930	5,066,496
International Dynamic Growth, Class NAV, JHIT (Axiom)	465,997	8,532,411
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,581,595	22,901,501
Mid Cap Growth, Class NAV, JHIT (Wellington)	137,262	2,680,735
Mid Value, Class NAV, JHF II (T. Rowe Price)	185,040	3,208,597
Small Cap Core, Class NAV, JHIT (MIM US) (B)	74,448	1,489,703
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	2,371,119	35,993,596
Fixed income - 50.0%
Bond, Class NAV, JHSB (MIM US) (B)	3,198,801	42,544,052
Core Bond, Class NAV, JHF II (Allspring Investments)	4,107,509	44,320,027
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,939,336	15,766,801
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,261,660	9,273,203
High Yield, Class NAV, JHBT (MIM US) (B)	3,900,128	11,739,385
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,086,834	28,522,346
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,475,775	15,067,664
Alternative and specialty - 4.7%
Diversified Macro, Class NAV, JHIT (Graham)	172,213	1,618,802
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	963,999	14,112,939

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $261,214,073)		$301,057,988
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	16

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 3.3%
Equity - 3.3%
Fidelity International Index Fund	95,111	$6,582,614
Fidelity Mid Cap Index Fund	63,443	2,735,026
Fidelity Small Cap Index Fund	44,812	1,662,072

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $7,938,282)		$10,979,712
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	115	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	1,935	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	822	0
Genting Hong Kong, Ltd. (C)(D)	3,433	0
Peace Mark Holdings, Ltd. (C)(D)	1,123	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	3,589	0
ICA Gruppen AB (C)(D)	154	0
Pacific Andes International Holdings, Ltd. (C)(D)	13,551	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	70	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	3,514	0
Ezion Holdings, Ltd. (C)(D)	7,028	0
Ezra Holdings, Ltd. (C)(D)	2,740	0
Lightstream Resources, Ltd. (C)(D)	474	0
Manitok Energy, Inc. (C)(D)	1	0
Paladin Energy, Ltd. (D)	65	533
Peninsula Energy, Ltd. (D)	71	15
Sakari Resources, Ltd. (C)(D)(I)	19,966	3,456
Savannah Energy PLC (C)(D)	333	25
Swiber Holdings, Ltd. (C)(D)	800	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	11	0
Convoy Global Holdings, Ltd. (C)(D)	3,932	0
Good Resources Holdings, Ltd. (C)(D)	1,685	0
TT Hellenic Postbank SA (C)(D)	129	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	11	0
Lakefront Biotherapeutics NV (D)	11	314
NMC Health PLC (C)(D)	113	0
Pihlajalinna OYJ	4	50
Zenith Capital Corp. (D)	33	2
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	7,589	0
Carillion PLC (C)(D)	713	0
CW Group Holdings, Ltd. (C)(D)	843	0
Gold-Finance Holdings, Ltd. (C)(D)	1,336	0
Hsin Chong Group Holdings, Ltd. (C)(D)	4,593	0
MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	793	$0
DMX Technologies Group, Ltd. (C)(D)	212	0
MH Development, Ltd. (C)(D)	774	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	2,015	169
Danakali, Ltd. (D)	106	4
EcoGreen International Group, Ltd. (C)(D)	474	0
Firefinch, Ltd. (C)(D)	254	5
Fraser Papers Holdings, Inc. (C)(D)	30	0
Hanfeng Evergreen, Inc. (C)(D)	23	0
Midas Holdings, Ltd. (C)(D)	1,554	0
Orbite Technologies, Inc. (C)(D)	658	0
Ten Sixty Four, Ltd. (C)(D)	486	30
Up Energy Development Group, Ltd. (C)(D)	5,605	0
Victoria Gold Corp. (C)(D)	2	0
Wiluna Mining Corp., Ltd. (C)(D)	62	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	2,869	8,646
Lerthai Group, Ltd. (C)(D)	112	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	14,534	0
Hyflux, Ltd. (C)(D)	346	0

TOTAL COMMON STOCKS (Cost $13,113)		$13,249
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.7%
U.S. Government - 6.7%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$4,366,328	4,291,504
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2031	1,898,397	1,823,202
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	7,922,404	7,778,824
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	6,563,348	6,555,354
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	2,409,800	532,095
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	2,878,000	673,484
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	2,398,700	593,899
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	680,800	179,322

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $23,063,798)		$22,427,684
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	302	35
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	333	1
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	32	0
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	36	26

TOTAL WARRANTS (Cost $38)		$62

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	54	0
17	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6571% (E)(F)	869	$8,690

TOTAL SHORT-TERM INVESTMENTS (Cost $8,689)		$8,690
Total investments (Cost $292,237,993) - 100.0%		$334,487,385
Other assets and liabilities, net - 0.0%		130,432
TOTAL NET ASSETS - 100.0%		$334,617,817
MULTIMANAGER 2015 LIFETIME PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.1%
Equity - 29.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	42,381	$2,844,220
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	499,168	4,672,209
Disciplined Value, Class NAV, JHF III (Boston Partners)	98,443	2,950,337
Disciplined Value International, Class NAV, JHIT (Boston Partners)	199,453	3,875,380
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	19,102	1,461,661
Global Equity, Class NAV, JHF II (MIM US) (B)	169,320	2,363,711
International Dynamic Growth, Class NAV, JHIT (Axiom)	188,831	3,457,498
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	604,049	8,746,636
Mid Cap Growth, Class NAV, JHIT (Wellington)	36,836	719,408
Mid Value, Class NAV, JHF II (T. Rowe Price)	49,128	851,874
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	904,182	13,725,488
Fixed income - 55.2%
Bond, Class NAV, JHSB (MIM US) (B)	1,629,653	21,674,378
Core Bond, Class NAV, JHF II (Allspring Investments)	2,057,259	22,197,826
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	960,066	7,805,334
Floating Rate Income, Class NAV, JHF II (Bain Capital)	747,954	5,497,463
High Yield, Class NAV, JHBT (MIM US) (B)	1,879,636	5,657,704
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,729,109	15,976,968
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	728,558	7,438,577
Alternative and specialty - 4.7%
Diversified Macro, Class NAV, JHIT (Graham)	79,610	748,337
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	449,732	6,584,073

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $125,423,242)		$139,249,082
MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 2.8%
Equity - 2.8%
Fidelity International Index Fund	34,626	$2,396,475
Fidelity Mid Cap Index Fund	22,785	982,266
Fidelity Small Cap Index Fund	28,289	1,049,246

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $3,124,435)		$4,427,987
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	32	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	539	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	229	0
Genting Hong Kong, Ltd. (C)(D)	955	0
Peace Mark Holdings, Ltd. (C)(D)	313	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	1,099	0
ICA Gruppen AB (C)(D)	47	0
Pacific Andes International Holdings, Ltd. (C)(D)	3,772	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	19	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	978	0
Ezion Holdings, Ltd. (C)(D)	1,956	0
Ezra Holdings, Ltd. (C)(D)	763	0
Lightstream Resources, Ltd. (C)(D)	132	0
Paladin Energy, Ltd. (D)	18	148
Peninsula Energy, Ltd. (D)	20	4
Sakari Resources, Ltd. (C)(D)(I)	5,942	1,028
Savannah Energy PLC (C)(D)	93	7
Swiber Holdings, Ltd. (C)(D)	223	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	3	0
Convoy Global Holdings, Ltd. (C)(D)	1,094	0
Good Resources Holdings, Ltd. (C)(D)	469	0
TT Hellenic Postbank SA (C)(D)	36	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	3	0
Lakefront Biotherapeutics NV (D)	3	86
NMC Health PLC (C)(D)	34	0
Pihlajalinna OYJ	1	13
Zenith Capital Corp. (D)	9	0
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	2,112	0
Carillion PLC (C)(D)	198	0
CW Group Holdings, Ltd. (C)(D)	235	0
Gold-Finance Holdings, Ltd. (C)(D)	372	0
Hsin Chong Group Holdings, Ltd. (C)(D)	1,279	0
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	18

MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	221	$0
DMX Technologies Group, Ltd. (C)(D)	59	0
MH Development, Ltd. (C)(D)	215	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	561	47
Danakali, Ltd. (D)	30	1
EcoGreen International Group, Ltd. (C)(D)	132	0
Firefinch, Ltd. (C)(D)	71	2
Fraser Papers Holdings, Inc. (C)(D)	8	0
Hanfeng Evergreen, Inc. (C)(D)	6	0
Midas Holdings, Ltd. (C)(D)	433	0
Orbite Technologies, Inc. (C)(D)	183	0
Ten Sixty Four, Ltd. (C)(D)	135	8
Up Energy Development Group, Ltd. (C)(D)	1,560	0
Victoria Gold Corp. (C)(D)	1	0
Wiluna Mining Corp., Ltd. (C)(D)	17	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	877	2,642
Lerthai Group, Ltd. (C)(D)	31	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	4,452	0
Hyflux, Ltd. (C)(D)	96	0

TOTAL COMMON STOCKS (Cost $3,917)		$3,986
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.1%
U.S. Government - 8.1%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$2,594,098	2,549,643
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2031	1,127,788	1,083,116
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	4,668,310	4,583,702
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	3,867,628	3,862,917
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	663,200	146,438
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	779,800	182,482
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	650,100	160,960
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	198,200	52,206

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $12,886,354)		$12,621,464
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	84	10
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	93	0
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	10	7

TOTAL WARRANTS (Cost $9)		$17

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	15	0

TOTAL RIGHTS (Cost $0)		$0
MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6571% (E)(F)	456	$4,560

TOTAL SHORT-TERM INVESTMENTS (Cost $4,559)		$4,560
Total investments (Cost $141,442,516) - 100.0%		$156,307,096
Other assets and liabilities, net - 0.0%		48,458
TOTAL NET ASSETS - 100.0%		$156,355,554
MULTIMANAGER 2010 LIFETIME PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 87.6%
Equity - 22.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	12,980	$871,067
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	331,798	3,105,632
Disciplined Value, Class NAV, JHF III (Boston Partners)	30,208	905,342
Disciplined Value International, Class NAV, JHIT (Boston Partners)	114,593	2,226,551
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	11,448	876,005
Global Equity, Class NAV, JHF II (MIM US) (B)	111,555	1,557,311
International Dynamic Growth, Class NAV, JHIT (Axiom)	106,858	1,956,569
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	283,064	4,098,771
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	516,615	7,842,212
Fixed income - 60.3%
Bond, Class NAV, JHSB (MIM US) (B)	1,109,519	14,756,599
Core Bond, Class NAV, JHF II (Allspring Investments)	1,456,969	15,720,697
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	673,003	5,471,509
Floating Rate Income, Class NAV, JHF II (Bain Capital)	603,238	4,433,801
High Yield, Class NAV, JHBT (MIM US) (B)	1,341,316	4,037,361
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,397,771	12,915,402
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	508,627	5,193,079
Alternative and specialty - 4.7%
Diversified Macro, Class NAV, JHIT (Graham)	52,722	495,587
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	299,038	4,377,918

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $83,034,624)		$90,841,413
UNAFFILIATED INVESTMENT COMPANIES - 2.9%
Equity - 2.9%
Fidelity International Index Fund	25,230	1,746,161
19	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fidelity Mid Cap Index Fund	15,209	$655,658
Fidelity Small Cap Index Fund	15,864	588,392

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $2,163,754)		$2,990,211
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	23	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	395	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	168	0
Genting Hong Kong, Ltd. (C)(D)	701	0
Peace Mark Holdings, Ltd. (C)(D)	230	0
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	648	0
ICA Gruppen AB (C)(D)	28	0
Pacific Andes International Holdings, Ltd. (C)(D)	2,769	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	14	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	718	0
Ezion Holdings, Ltd. (C)(D)	1,436	0
Ezra Holdings, Ltd. (C)(D)	560	0
Lightstream Resources, Ltd. (C)(D)	97	0
Paladin Energy, Ltd. (D)	13	107
Peninsula Energy, Ltd. (D)	14	3
Sakari Resources, Ltd. (C)(D)(I)	2,849	493
Savannah Energy PLC (C)(D)	68	5
Swiber Holdings, Ltd. (C)(D)	164	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	2	0
Convoy Global Holdings, Ltd. (C)(D)	803	0
Good Resources Holdings, Ltd. (C)(D)	344	0
TT Hellenic Postbank SA (C)(D)	26	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	2	0
Lakefront Biotherapeutics NV (D)	2	57
NMC Health PLC (C)(D)	20	0
Pihlajalinna OYJ	1	13
Zenith Capital Corp. (D)	7	0
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	1,551	0
Carillion PLC (C)(D)	146	0
CW Group Holdings, Ltd. (C)(D)	172	0
Gold-Finance Holdings, Ltd. (C)(D)	273	0
Hsin Chong Group Holdings, Ltd. (C)(D)	939	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	162	0
DMX Technologies Group, Ltd. (C)(D)	43	0
MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Information technology - (continued)
MH Development, Ltd. (C)(D)	158	$0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	412	35
Danakali, Ltd. (D)	22	1
EcoGreen International Group, Ltd. (C)(D)	97	0
Firefinch, Ltd. (C)(D)	52	1
Fraser Papers Holdings, Inc. (C)(D)	6	0
Hanfeng Evergreen, Inc. (C)(D)	5	0
Midas Holdings, Ltd. (C)(D)	318	0
Orbite Technologies, Inc. (C)(D)	135	0
Ten Sixty Four, Ltd. (C)(D)	99	6
Up Energy Development Group, Ltd. (C)(D)	1,145	0
Victoria Gold Corp. (C)(D)	1	0
Wiluna Mining Corp., Ltd. (C)(D)	13	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(G)	516	1,556
Lerthai Group, Ltd. (C)(D)	23	0
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	2,622	0
Hyflux, Ltd. (C)(D)	70	0

TOTAL COMMON STOCKS (Cost $2,070)		$2,277
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.5%
U.S. Government - 9.5%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$2,087,237	2,051,469
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2031	907,395	871,453
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	3,749,106	3,681,158
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	3,105,937	3,102,154
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	163,400	36,079
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	226,300	52,957
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	189,000	46,795
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	46,800	12,327

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $10,001,130)		$9,854,392
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	62	7
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	68	0
Webuild SpA (Expiration Date: 8-2-30) (D)(H)	7	5

TOTAL WARRANTS (Cost $7)		$12

RIGHTS - 0.0%
Intercell AG (C)(D)(H)	11	0

TOTAL RIGHTS (Cost $0)		$0
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	20

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6571% (E)(F)	335	$3,350

TOTAL SHORT-TERM INVESTMENTS (Cost $3,349)		$3,350
Total investments (Cost $95,204,934) - 100.0%		$103,691,655
Other assets and liabilities, net - 0.0%		30,784
TOTAL NET ASSETS - 100.0%		$103,722,439
Percentages are based upon net assets.
Currency Abbreviations
HKD	Hong Kong Dollar
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	Non-income producing.
(E)	The rate shown is the annualized seven-day yield as of 8-31-26.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(H)	Strike price and/or expiration date not available.
(I)	Restricted security as to resale, excluding 144A securities.
21	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 8-31-26

	Multimanager 2070 Lifetime Portfolio	Multimanager 2065 Lifetime Portfolio	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$862,925	$11,469,351	$24,286,421	$32,773,870
Affiliated investments, at value	11,925,444	158,506,669	333,991,888	450,141,846
Total investments, at value	12,788,369	169,976,020	358,278,309	482,915,716
Cash	934	—	—	—
Dividends and interest receivable	2,172	37,583	94,737	134,063
Receivable for fund shares sold	62,039	164,019	126,855	239,705
Receivable for investments sold	—	—	—	120
Receivable from affiliates	4,414	4,584	7,751	9,571
Other assets	19,673	63,188	48,241	52,860
Total assets	12,877,601	170,245,394	358,555,893	483,352,035
Liabilities
Due to custodian	—	1,290	2,921	4,537
Payable for investments purchased	65,251	189,178	181,332	322,072
Payable for fund shares repurchased	—	7,713	12,125	6,086
Payable to affiliates
Accounting and legal services fees	442	7,492	15,920	21,508
Transfer agent fees	85	382	1,767	4,479
Distribution and service fees	—	74	266	427
Trustees’ fees	4	69	147	199
Other liabilities and accrued expenses	58,766	55,999	64,216	65,428
Total liabilities	124,548	262,197	278,694	424,736
Net assets	$12,753,053	$169,983,197	$358,277,199	$482,927,299
Net assets consist of
Paid-in capital	$11,902,920	$126,550,446	$248,744,622	$333,708,677
Total distributable earnings (loss)	850,133	43,432,751	109,532,577	149,218,622
Net assets	$12,753,053	$169,983,197	$358,277,199	$482,927,299
Unaffiliated investments, at cost	$809,178	$8,759,561	$17,843,327	$24,088,156
Affiliated investments, at cost	11,184,459	122,656,943	245,840,104	328,624,512
Total investments, at cost	11,993,637	131,416,504	263,683,431	352,712,668
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$914,794	$3,759,246	$17,539,401	$45,987,447
Shares outstanding	67,240	226,041	1,017,376	3,050,989
Net asset value and redemption price per share	$13.60	$16.63	$17.24	$15.07
Class I
Net assets	—	$43,439	$248,047	$126,705
Shares outstanding	—	2,605	14,307	8,368
Net asset value, offering price and redemption price per share	—	$16.67[2]	$17.34	$15.14
Class R2
Net assets	—	$7,971	$658,823	$1,035,911
Shares outstanding	—	479	38,246	68,854
Net asset value, offering price and redemption price per share	—	$16.63[3]	$17.23	$15.05
Class R4
Net assets	—	$100,176	$24,201	$71,606
Shares outstanding	—	6,011	1,399	4,731
Net asset value, offering price and redemption price per share	—	$16.67	$17.29[4]	$15.14
Class R5
Net assets	—	$1,719,973	$2,924,217	$4,892,317
Shares outstanding	—	103,028	168,898	322,620
Net asset value, offering price and redemption price per share	—	$16.69	$17.31	$15.16
Class R6
Net assets	$68,226	$4,517,487	$20,260,027	$23,939,538
Shares outstanding	5,000	270,552	1,168,080	1,578,912
Net asset value, offering price and redemption price per share	$13.64[5]	$16.70	$17.34	$15.16
Class 1
Net assets	$11,770,033	$159,834,905	$316,622,483	$406,873,775
Shares outstanding	863,062	9,582,062	18,271,819	26,862,768
Net asset value, offering price and redemption price per share	$13.64	$16.68	$17.33	$15.15
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	22

STATEMENTS OF ASSETS AND LIABILITIES 8-31-26

Continued
	Multimanager 2070 Lifetime Portfolio	Multimanager 2065 Lifetime Portfolio	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[6]	$14.32	$17.51	$18.15	$15.86

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	Net asset value, offering price and redemption price per share of $16.67 is calculated using Net assets of $43,438.68 and Shares outstanding of 2,605.11.
[3]	Net asset value, offering price and redemption price per share of $16.63 is calculated using Net assets of $7,971.28 and Shares outstanding of 479.38.
[4]	Net asset value, offering price and redemption price per share of $17.29 is calculated using Net assets of $24,200.65 and Shares outstanding of 1,399.45.
[5]	Net asset value, offering price and redemption price per share of $13.64 is calculated using Net assets of $68,225.60 and Shares outstanding of 5,000.07.
[6]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
23	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 8-31-26

Continued

	Multimanager 2050 Lifetime Portfolio	Multimanager 2045 Lifetime Portfolio	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$46,927,345	$65,682,029	$65,822,420	$83,238,856
Affiliated investments, at value	650,687,858	958,654,145	993,020,838	1,107,238,739
Total investments, at value	697,615,203	1,024,336,174	1,058,843,258	1,190,477,595
Dividends and interest receivable	215,007	622,583	803,886	1,281,351
Receivable for fund shares sold	57,981	206,029	56,349	224,650
Receivable for investments sold	120	—	31,202	—
Receivable from affiliates	12,591	16,417	16,299	17,926
Other assets	56,576	65,822	65,523	71,719
Total assets	697,957,478	1,025,247,025	1,059,816,517	1,192,073,241
Liabilities
Due to custodian	7,636	13,201	27,466	16,779
Payable for investments purchased	174,639	493,200	730,476	1,098,337
Payable for fund shares repurchased	23,902	259,487	5,943	185,545
Payable to affiliates
Accounting and legal services fees	30,521	44,799	46,069	52,034
Transfer agent fees	10,361	18,808	20,344	22,214
Distribution and service fees	897	2,016	1,631	2,498
Trustees’ fees	284	417	429	484
Other liabilities and accrued expenses	67,259	69,956	70,316	71,647
Total liabilities	315,499	901,884	902,674	1,449,538
Net assets	$697,641,979	$1,024,345,141	$1,058,913,843	$1,190,623,703
Net assets consist of
Paid-in capital	$482,984,206	$693,879,692	$751,034,799	$880,951,426
Total distributable earnings (loss)	214,657,773	330,465,449	307,879,044	309,672,277
Net assets	$697,641,979	$1,024,345,141	$1,058,913,843	$1,190,623,703
Unaffiliated investments, at cost	$34,591,990	$48,542,486	$49,605,420	$67,121,395
Affiliated investments, at cost	475,813,659	697,318,444	747,742,267	860,400,657
Total investments, at cost	510,405,649	745,860,930	797,347,687	927,522,052
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$108,303,707	$196,615,584	$213,053,874	$232,448,753
Shares outstanding	6,997,260	15,587,912	17,027,042	19,517,475
Net asset value and redemption price per share	$15.48	$12.61	$12.51	$11.91
Class I
Net assets	$234,408	$994,194	$1,225,988	$203,731
Shares outstanding	15,076	77,833	96,760	16,989
Net asset value, offering price and redemption price per share	$15.55	$12.77	$12.67	$11.99
Class R2
Net assets	$3,224,239	$8,067,754	$6,673,659	$10,922,480
Shares outstanding	208,551	635,358	531,062	910,396
Net asset value, offering price and redemption price per share	$15.46	$12.70	$12.57	$12.00
Class R4
Net assets	$41,118	$470,864	$333,441	$231,683
Shares outstanding	2,654	37,117	26,592	19,270
Net asset value, offering price and redemption price per share	$15.49	$12.69	$12.54	$12.02
Class R5
Net assets	$4,924,604	$6,170,369	$4,364,703	$3,731,192
Shares outstanding	316,369	480,594	343,885	309,161
Net asset value, offering price and redemption price per share	$15.57	$12.84	$12.69	$12.07
Class R6
Net assets	$34,557,497	$40,270,958	$35,656,396	$65,202,131
Shares outstanding	2,218,336	3,150,136	2,820,295	5,408,974
Net asset value, offering price and redemption price per share	$15.58	$12.78	$12.64	$12.05
Class 1
Net assets	$546,356,406	$771,755,418	$797,605,782	$877,883,733
Shares outstanding	35,164,173	60,293,140	62,982,479	72,726,606
Net asset value, offering price and redemption price per share	$15.54	$12.80	$12.66	$12.07
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$16.29	$13.27	$13.17	$12.54

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	24

STATEMENTS OF ASSETS AND LIABILITIES 8-31-26

Continued

	Multimanager 2030 Lifetime Portfolio	Multimanager 2025 Lifetime Portfolio	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$82,339,851	$55,505,197	$33,420,707	$17,053,454
Affiliated investments, at value	1,003,610,798	595,188,410	301,066,678	139,253,642
Total investments, at value	1,085,950,649	650,693,607	334,487,385	156,307,096
Dividends and interest receivable	1,638,165	1,253,386	738,026	381,962
Receivable for fund shares sold	531,373	19,598	538,784	228
Receivable for investments sold	227,687	247,975	421,969	86,688
Receivable from affiliates	17,260	11,106	7,449	5,075
Other assets	73,664	60,794	43,789	33,296
Total assets	1,088,438,798	652,286,466	336,237,402	156,814,345
Liabilities
Due to custodian	16,422	10,793	6,638	3,104
Payable for investments purchased	1,285,216	953,467	553,923	288,000
Payable for fund shares repurchased	794,130	287,116	965,294	90,310
Payable to affiliates
Accounting and legal services fees	48,579	28,988	15,008	6,964
Transfer agent fees	23,133	16,906	13,121	6,860
Distribution and service fees	2,181	1,325	694	127
Trustees’ fees	452	269	138	64
Other liabilities and accrued expenses	71,309	67,764	64,769	63,362
Total liabilities	2,241,422	1,366,628	1,619,585	458,791
Net assets	$1,086,197,376	$650,919,838	$334,617,817	$156,355,554
Net assets consist of
Paid-in capital	$832,971,900	$535,654,773	$288,759,135	$140,119,318
Total distributable earnings (loss)	253,225,476	115,265,065	45,858,682	16,236,236
Net assets	$1,086,197,376	$650,919,838	$334,617,817	$156,355,554
Unaffiliated investments, at cost	$70,101,632	$50,218,712	$31,015,231	$16,014,715
Affiliated investments, at cost	807,377,653	502,346,952	261,222,762	125,427,801
Total investments, at cost	877,479,285	552,565,664	292,237,993	141,442,516
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$241,182,801	$174,289,214	$137,998,546	$72,518,608
Shares outstanding	21,442,191	17,096,604	14,972,993	8,717,637
Net asset value and redemption price per share	$11.25	$10.19	$9.22	$8.32
Class I
Net assets	$1,642,065	$2,803,174	$52,836	$126,215
Shares outstanding	146,377	276,280	5,714	15,180
Net asset value, offering price and redemption price per share	$11.22	$10.15	$9.25	$8.31
Class R2
Net assets	$8,994,477	$4,087,259	$2,621,521	$531,473
Shares outstanding	809,469	405,614	286,639	64,468
Net asset value, offering price and redemption price per share	$11.11	$10.08	$9.15	$8.24
Class R4
Net assets	$316,140	$747,927	$46,888	$20,245
Shares outstanding	28,325	73,717	5,123	2,429
Net asset value, offering price and redemption price per share	$11.16	$10.15	$9.15	$8.33
Class R5
Net assets	$5,854,679	$8,335,534	$2,934,807	$249,484
Shares outstanding	522,986	822,931	318,648	30,061
Net asset value, offering price and redemption price per share	$11.19	$10.13	$9.21	$8.30
Class R6
Net assets	$50,283,827	$39,906,759	$12,882,473	$8,620,776
Shares outstanding	4,490,920	3,944,347	1,402,696	1,035,282
Net asset value, offering price and redemption price per share	$11.20	$10.12	$9.18	$8.33
Class 1
Net assets	$777,923,387	$420,749,971	$178,080,746	$74,288,753
Shares outstanding	69,422,588	41,522,626	19,343,943	8,934,037
Net asset value, offering price and redemption price per share	$11.21	$10.13	$9.21	$8.32
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.84	$10.73	$9.71	$8.76

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
25	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 8-31-26

Continued

Multimanager 2010 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$12,846,892
Affiliated investments, at value	90,844,763
Total investments, at value	103,691,655
Dividends and interest receivable	283,712
Receivable for fund shares sold	23,528
Receivable from affiliates	3,838
Other assets	28,279
Total assets	104,031,012
Liabilities
Due to custodian	1,954
Payable for investments purchased	228,390
Payable for fund shares repurchased	8,715
Payable to affiliates
Accounting and legal services fees	4,546
Transfer agent fees	3,480
Trustees’ fees	43
Other liabilities and accrued expenses	61,445
Total liabilities	308,573
Net assets	$103,722,439
Net assets consist of
Paid-in capital	$96,272,031
Total distributable earnings (loss)	7,450,408
Net assets	$103,722,439
Unaffiliated investments, at cost	$12,166,961
Affiliated investments, at cost	83,037,973
Total investments, at cost	95,204,934
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$36,809,438
Shares outstanding	4,443,710
Net asset value and redemption price per share	$8.28
Class I
Net assets	$44,323
Shares outstanding	5,350
Net asset value, offering price and redemption price per share	$8.28
Class R2
Net assets	$101,365
Shares outstanding	12,264
Net asset value, offering price and redemption price per share	$8.27
Class R4
Net assets	—
Shares outstanding	—
Net asset value, offering price and redemption price per share	—
Class R5
Net assets	—
Shares outstanding	—
Net asset value, offering price and redemption price per share	—
Class R6
Net assets	$4,240,011
Shares outstanding	510,799
Net asset value, offering price and redemption price per share	$8.30
Class 1
Net assets	$62,527,302
Shares outstanding	7,537,678
Net asset value, offering price and redemption price per share	$8.30
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$8.72

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	26

STATEMENTS OF OPERATIONS For the year ended 8-31-26

	Multimanager 2070 Lifetime Portfolio	Multimanager 2065 Lifetime Portfolio	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$33,219	$1,899,042	$4,488,864	$5,987,787
Dividends from unaffiliated investments	1,086	152,909	363,207	483,838
Interest	—	40,654	100,149	134,128
Other income received from advisor	1,690	58,271	132,826	163,138
Total investment income	35,995	2,150,876	5,085,046	6,768,891
Expenses
Investment management fees	10,678	331,096	750,506	1,010,286
Distribution and service fees	2,992	78,969	196,572	322,391
Offering costs	62,944	—	—	—
Accounting and legal services fees	834	26,437	59,940	80,704
Transfer agent fees	276	3,779	19,711	50,022
Trustees’ fees	60	3,401	8,014	10,718
Custodian fees	25,848	30,755	30,755	30,755
State registration fees	24,023	91,291	89,670	90,735
Printing and postage	15,493	16,391	17,406	19,085
Professional fees	50,899	45,816	58,317	61,888
Other	7,223	15,293	19,366	22,025
Total expenses	201,270	643,228	1,250,257	1,698,609
Less expense reductions	(198,002)	(560,572)	(1,033,997)	(1,326,262)
Net expenses	3,268	82,656	216,260	372,347
Net investment income	32,727	2,068,220	4,868,786	6,396,544
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(960)	177,231	777,236	1,092,146
Affiliated investments	(30,294)	1,161,179	8,174,577	11,189,305
Capital gain distributions received from affiliated investments	85,686	6,585,276	15,720,854	20,971,595
	54,432	7,923,686	24,672,667	33,253,046
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	52,064	1,445,763	2,859,997	3,819,409
Affiliated investments	718,480	16,815,505	31,459,754	42,338,346
	770,544	18,261,268	34,319,751	46,157,755
Net realized and unrealized gain	824,976	26,184,954	58,992,418	79,410,801
Increase in net assets from operations	$857,703	$28,253,174	$63,861,204	$85,807,345
27	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 8-31-26

Continued
	Multimanager 2050 Lifetime Portfolio	Multimanager 2045 Lifetime Portfolio	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$8,516,324	$14,915,570	$17,828,197	$24,109,296
Dividends from unaffiliated investments	686,557	962,130	922,264	989,243
Interest	190,924	381,048	497,823	970,428
Other income received from advisor	208,876	277,425	197,690	80,315
Total investment income	9,602,681	16,536,173	19,445,974	26,149,282
Expenses
Investment management fees	1,434,144	2,254,976	2,261,643	2,721,356
Distribution and service fees	568,513	946,965	1,002,447	1,133,887
Accounting and legal services fees	114,359	168,152	170,940	195,756
Transfer agent fees	115,494	207,808	229,348	253,592
Trustees’ fees	15,158	22,189	22,392	25,708
Custodian fees	30,755	30,755	30,755	32,380
State registration fees	92,119	93,318	94,429	91,907
Printing and postage	20,800	23,399	23,541	24,794
Professional fees	67,764	76,950	77,484	81,659
Other	26,679	33,716	34,457	37,653
Total expenses	2,485,785	3,858,228	3,947,436	4,598,692
Less expense reductions	(1,801,814)	(2,703,970)	(2,715,937)	(3,211,430)
Net expenses	683,971	1,154,258	1,231,499	1,387,262
Net investment income	8,918,710	15,381,915	18,214,475	24,762,020
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	1,367,753	1,767,508	1,233,828	1,305,865
Affiliated investments	16,158,875	30,411,552	30,092,509	32,010,940
Capital gain distributions received from affiliated investments	29,788,586	40,856,054	37,692,641	40,206,631
	47,315,214	73,035,114	69,018,978	73,523,436
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	5,536,341	7,555,686	7,483,034	7,524,452
Affiliated investments	59,347,656	73,784,998	65,656,669	61,505,423
	64,883,997	81,340,684	73,139,703	69,029,875
Net realized and unrealized gain	112,199,211	154,375,798	142,158,681	142,553,311
Increase in net assets from operations	$121,117,921	$169,757,713	$160,373,156	$167,315,331
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	28

STATEMENTS OF OPERATIONS For the year ended 8-31-26

Continued
	Multimanager 2030 Lifetime Portfolio	Multimanager 2025 Lifetime Portfolio	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$26,802,457	$19,573,614	$10,624,888	$5,094,198
Dividends from unaffiliated investments	702,801	425,236	230,501	77,555
Interest	1,894,797	1,696,398	1,137,270	623,522
Other income received from advisor	128,935	17,097	16,042	12,120
Total investment income	29,528,990	21,712,345	12,008,701	5,807,395
Expenses
Investment management fees	2,613,705	1,731,325	939,447	435,249
Distribution and service fees	1,132,077	779,216	528,164	259,127
Accounting and legal services fees	186,270	116,735	59,975	26,995
Transfer agent fees	266,163	202,071	156,141	81,310
Trustees’ fees	24,716	15,809	8,043	3,602
Custodian fees	32,255	32,255	32,255	32,255
State registration fees	92,631	93,474	90,726	89,383
Printing and postage	25,129	23,159	19,719	17,804
Professional fees	80,133	68,132	58,294	52,591
Other	38,277	31,851	22,738	17,093
Total expenses	4,491,356	3,094,027	1,915,502	1,015,409
Less expense reductions	(3,093,425)	(2,113,427)	(1,231,245)	(674,993)
Net expenses	1,397,931	980,600	684,257	340,416
Net investment income	28,131,059	20,731,745	11,324,444	5,466,979
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	1,238,627	1,067,140	454,476	180,139
Affiliated investments	34,163,863	20,076,589	6,573,168	1,968,918
Capital gain distributions received from affiliated investments	35,097,089	19,565,884	8,844,060	3,552,305
	70,499,579	40,709,613	15,871,704	5,701,362
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	4,413,737	1,407,440	495,044	87,317
Affiliated investments	38,096,470	13,565,641	7,290,069	2,677,565
	42,510,207	14,973,081	7,785,113	2,764,882
Net realized and unrealized gain	113,009,786	55,682,694	23,656,817	8,466,244
Increase in net assets from operations	$141,140,845	$76,414,439	$34,981,261	$13,933,223
29	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 8-31-26

Continued
Multimanager 2010 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$3,565,468
Dividends from unaffiliated investments	50,466
Interest	489,603
Other income received from advisor	8,561
Total investment income	4,114,098
Expenses
Investment management fees	303,770
Distribution and service fees	141,836
Accounting and legal services fees	17,901
Transfer agent fees	41,243
Trustees’ fees	2,393
Custodian fees	29,589
State registration fees	63,985
Printing and postage	16,420
Professional fees	51,066
Other	14,098
Total expenses	682,301
Less expense reductions	(499,222)
Net expenses	183,079
Net investment income	3,931,019
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	180,221
Affiliated investments	1,882,942
Capital gain distributions received from affiliated investments	1,972,109
4,035,272
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(39,616)
Affiliated investments	414,173
374,557
Net realized and unrealized gain	4,409,829
Increase in net assets from operations	$8,340,848
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	30

STATEMENTS OF CHANGES IN NET ASSETS

	Multimanager 2070 Lifetime Portfolio		Multimanager 2065 Lifetime Portfolio		Multimanager 2060 Lifetime Portfolio
	Year ended 8-31-26	Period ended 8-31-25[1]	Year ended 8-31-26	Year ended 8-31-25	Year ended 8-31-26	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$32,727	$253	$2,068,220	$1,405,272	$4,868,786	$4,031,294
Net realized gain	54,432	464	7,923,686	6,863,970	24,672,667	20,412,272
Change in net unrealized appreciation (depreciation)	770,544	24,188	18,261,268	6,596,000	34,319,751	14,940,637
Increase in net assets resulting from operations	857,703	24,905	28,253,174	14,865,242	63,861,204	39,384,203
Distributions to shareholders
From earnings
Class A	(898)	—	(123,997)	(49,623)	(844,697)	(367,459)
Class I	—	—	(4,076)	(3,086)	(8,926)	(927)
Class R2	—	—	(266)	(366)	(27,343)	(10,981)
Class R4	—	—	(4,307)	(2,458)	(1,198)	(595)
Class R5	—	—	(47,919)	(18,178)	(145,989)	(102,647)
Class R6	(913)	—	(676,889)	(318,343)	(3,258,632)	(1,304,923)
Class 1	(30,679)	—	(6,542,742)	(3,333,743)	(16,032,358)	(7,714,226)
Total distributions	(32,490)	—	(7,400,196)	(3,725,797)	(20,319,143)	(9,501,758)
Portfolio share transactions
From portfolio share transactions	11,262,408	640,527	14,413,911	28,059,690	(23,437,633)	6,447,607
Total increase	12,087,621	665,432	35,266,889	39,199,135	20,104,428	36,330,052
Net assets
Beginning of year	665,432	—	134,716,308	95,517,173	338,172,771	301,842,719
End of year	$12,753,053	$665,432	$169,983,197	$134,716,308	$358,277,199	$338,172,771

[1]	Period from 4-24-25 (commencement of operations) through 8-31-25.
31	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multimanager 2055 Lifetime Portfolio		Multimanager 2050 Lifetime Portfolio		Multimanager 2045 Lifetime Portfolio
	Year ended 8-31-26	Year ended 8-31-25	Year ended 8-31-26	Year ended 8-31-25	Year ended 8-31-26	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$6,396,544	$5,514,811	$8,918,710	$7,674,913	$15,381,915	$13,368,189
Net realized gain	33,253,046	29,693,479	47,315,214	46,153,403	73,035,114	76,603,884
Change in net unrealized appreciation (depreciation)	46,157,755	17,722,054	64,883,997	21,722,354	81,340,684	17,095,940
Increase in net assets resulting from operations	85,807,345	52,930,344	121,117,921	75,550,670	169,757,713	107,068,013
Distributions to shareholders
From earnings
Class A	(2,537,594)	(1,009,231)	(6,585,447)	(2,466,425)	(15,213,221)	(4,857,362)
Class I	(5,546)	(1,348)	(12,055)	(4,915)	(66,928)	(19,747)
Class R2	(50,397)	(24,127)	(211,468)	(95,056)	(565,885)	(183,516)
Class R4	(4,062)	(1,673)	(2,210)	(679)	(43,367)	(13,146)
Class R5	(260,361)	(183,613)	(272,946)	(179,841)	(482,165)	(216,463)
Class R6	(4,159,696)	(1,673,547)	(5,938,577)	(2,179,171)	(7,473,382)	(2,583,802)
Class 1	(22,684,978)	(10,281,837)	(32,365,138)	(13,759,027)	(59,425,941)	(22,071,604)
Total distributions	(29,702,634)	(13,175,376)	(45,387,841)	(18,685,114)	(83,270,889)	(29,945,640)
Portfolio share transactions
From portfolio share transactions	(27,115,348)	(9,033,380)	(27,900,805)	(20,501,655)	(10,189,604)	(51,675,584)
Total increase	28,989,363	30,721,588	47,829,275	36,363,901	76,297,220	25,446,789
Net assets
Beginning of year	453,937,936	423,216,348	649,812,704	613,448,803	948,047,921	922,601,132
End of year	$482,927,299	$453,937,936	$697,641,979	$649,812,704	$1,024,345,141	$948,047,921
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	32

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager 2040 Lifetime Portfolio		Multimanager 2035 Lifetime Portfolio		Multimanager 2030 Lifetime Portfolio
	Year ended 8-31-26	Year ended 8-31-25	Year ended 8-31-26	Year ended 8-31-25	Year ended 8-31-26	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$18,214,475	$16,238,670	$24,762,020	$22,381,843	$28,131,059	$27,565,374
Net realized gain	69,018,978	75,685,763	73,523,436	75,747,174	70,499,579	73,732,495
Change in net unrealized appreciation (depreciation)	73,139,703	10,249,048	69,029,875	8,253,344	42,510,207	(4,730,192)
Increase in net assets resulting from operations	160,373,156	102,173,481	167,315,331	106,382,361	141,140,845	96,567,677
Distributions to shareholders
From earnings
Class A	(16,949,639)	(5,051,257)	(18,120,095)	(5,322,560)	(18,325,769)	(5,796,821)
Class I	(94,894)	(24,902)	(10,637)	(1,041)	(118,581)	(37,631)
Class R2	(492,449)	(159,338)	(809,363)	(234,624)	(715,590)	(196,632)
Class R4	(24,007)	(6,253)	(17,087)	(7,299)	(24,639)	(7,070)
Class R5	(302,286)	(233,070)	(297,257)	(259,381)	(412,823)	(307,601)
Class R6	(6,452,999)	(2,143,661)	(8,422,693)	(2,562,624)	(7,225,022)	(2,666,619)
Class 1	(59,000,949)	(20,549,730)	(64,195,073)	(22,387,667)	(59,282,776)	(22,398,840)
Total distributions	(83,317,223)	(28,168,211)	(91,872,205)	(30,775,196)	(86,105,200)	(31,411,214)
Portfolio share transactions
From portfolio share transactions	21,674,013	(68,384,321)	7,311,646	(68,274,375)	(46,354,204)	(149,002,176)
Total increase (decrease)	98,729,946	5,620,949	82,754,772	7,332,790	8,681,441	(83,845,713)
Net assets
Beginning of year	960,183,897	954,562,948	1,107,868,931	1,100,536,141	1,077,515,935	1,161,361,648
End of year	$1,058,913,843	$960,183,897	$1,190,623,703	$1,107,868,931	$1,086,197,376	$1,077,515,935
33	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager 2025 Lifetime Portfolio		Multimanager 2020 Lifetime Portfolio		Multimanager 2015 Lifetime Portfolio
	Year ended 8-31-26	Year ended 8-31-25	Year ended 8-31-26	Year ended 8-31-25	Year ended 8-31-26	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$20,731,745	$22,723,757	$11,324,444	$12,761,816	$5,466,979	$5,400,725
Net realized gain	40,709,613	42,021,230	15,871,704	16,027,708	5,701,362	4,765,876
Change in net unrealized appreciation (depreciation)	14,973,081	(7,993,223)	7,785,113	(1,305,704)	2,764,882	746,535
Increase in net assets resulting from operations	76,414,439	56,751,764	34,981,261	27,483,820	13,933,223	10,913,136
Distributions to shareholders
From earnings
Class A	(13,691,104)	(5,826,049)	(8,285,472)	(4,986,778)	(4,594,078)	(2,566,506)
Class I	(218,571)	(62,593)	(11,981)	(9,409)	(7,766)	(4,829)
Class R2	(384,914)	(221,319)	(164,884)	(111,524)	(33,257)	(15,104)
Class R4	(52,049)	(18,882)	(2,599)	(1,416)	(1,325)	(710)
Class R5	(658,350)	(366,103)	(188,478)	(234,956)	(3,132)	(15,257)
Class R6	(4,605,225)	(2,141,190)	(1,373,478)	(883,823)	(627,224)	(408,506)
Class 1	(34,904,690)	(17,660,824)	(11,021,991)	(8,281,391)	(4,825,961)	(2,727,394)
Total distributions	(54,514,903)	(26,296,960)	(21,048,883)	(14,509,297)	(10,092,743)	(5,738,306)
Portfolio share transactions
From portfolio share transactions	(83,237,082)	(150,461,558)	(41,970,338)	(88,849,805)	(2,332,629)	(13,208,254)
Total increase (decrease)	(61,337,546)	(120,006,754)	(28,037,960)	(75,875,282)	1,507,851	(8,033,424)
Net assets
Beginning of year	712,257,384	832,264,138	362,655,777	438,531,059	154,847,703	162,881,127
End of year	$650,919,838	$712,257,384	$334,617,817	$362,655,777	$156,355,554	$154,847,703
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	34

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager 2010 Lifetime Portfolio
	Year ended 8-31-26	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$3,931,019	$4,308,380
Net realized gain	4,035,272	2,427,606
Change in net unrealized appreciation (depreciation)	374,557	673,130
Increase in net assets resulting from operations	8,340,848	7,409,116
Distributions to shareholders
From earnings
Class A	(2,042,528)	(1,412,425)
Class I	(2,513)	(1,621)
Class R2	(5,519)	(9,448)
Class R5	—	(95,537)[2]
Class R6	(465,331)	(355,012)
Class 1	(3,361,963)	(2,714,691)
Total distributions	(5,877,854)	(4,588,734)
Portfolio share transactions
From portfolio share transactions	(8,513,218)	(16,208,177)
Total decrease	(6,050,224)	(13,387,795)
Net assets
Beginning of year	109,772,663	123,160,458
End of year	$103,722,439	$109,772,663

[2]	Class R5 shares were fully redeemed on January 2, 2025.
35	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
Multimanager 2070 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2026	11.45	0.03[6]	2.27	2.30	(0.11)	(0.04)	(0.15)	13.60	20.24	4.53	0.41	0.24[6]	915	25
08-31-2025[7]	10.00	—[6,8]	1.45	1.45	—	—	—	11.45	14.50[9]	84.41[10]	0.41[11]	0.03[6,11]	57	3
Class R6
08-31-2026	11.47	0.18[6]	2.17	2.35	(0.14)	(0.04)	(0.18)	13.64	20.72	4.12	0.01	1.43[6]	68	25
08-31-2025[7]	10.00	0.02[6]	1.45	1.47	—	—	—	11.47	14.70[9]	84.00[10]	0.01[11]	0.43[6,11]	57	3
Class 1
08-31-2026	11.47	0.09[6]	2.26	2.35	(0.14)	(0.04)	(0.18)	13.64	20.68	4.17	0.05	0.70[6]	11,770	25
08-31-2025[7]	10.00	0.02[6]	1.45	1.47	—	—	—	11.47	14.70[9]	84.05[10]	0.05[11]	0.46[6,11]	551	3

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01 and less than $0.005 and 0.04% and 0.05% for the periods ended 8-31-26 and 8-31-25, respectively.
[7] Period from 4-24-25 (commencement of operations) through 8-31-25.
[8] Less than $0.005 per share.
[9] Not annualized.
[10] Annualized. Certain expenses are presented unannualized.
[11] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	36

Financial highlights continued
Multimanager 2065 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2026	14.53	0.14[6]	2.68	2.82	(0.17)	(0.55)	(0.72)	16.63	20.04	0.78	0.41	0.91[6]	3,759	19
08-31-2025	13.32	0.11[6]	1.53	1.64	(0.13)	(0.30)	(0.43)	14.53	12.67	0.82	0.41	0.82[6]	2,368	35
08-31-2024	11.37	0.10[6]	2.25	2.35	(0.16)	(0.24)	(0.40)	13.32	21.12	0.90	0.42	0.85[6]	1,441	23
08-31-2023	10.73	0.08[6]	0.98	1.06	(0.08)	(0.34)	(0.42)	11.37	10.36	1.11	0.42	0.77[6]	461	18
08-31-2022	13.58	0.10[6]	(2.53)	(2.43)	(0.10)	(0.32)	(0.42)	10.73	(18.51)	1.40	0.42	0.80[6]	190	52
Class I
08-31-2026	14.57	0.23[6]	2.63	2.86	(0.21)	(0.55)	(0.76)	16.67	20.32	0.48	0.11	1.52[6]	43	19
08-31-2025	13.35	0.18[6]	1.51	1.69	(0.17)	(0.30)	(0.47)	14.57	13.05	0.52	0.11	1.35[6]	78	35
08-31-2024	11.40	0.18[6]	2.20	2.38	(0.19)	(0.24)	(0.43)	13.35	21.40	0.60	0.12	1.45[6]	161	23
08-31-2023	10.75	0.15[6]	0.95	1.10	(0.11)	(0.34)	(0.45)	11.40	10.79	0.81	0.12	1.40[6]	124	18
08-31-2022	13.61	0.15[6]	(2.55)	(2.40)	(0.14)	(0.32)	(0.46)	10.75	(18.29)	1.10	0.12	1.19[6]	54	52
Class R2
08-31-2026	14.53	0.11[6]	2.70	2.81	(0.16)	(0.55)	(0.71)	16.63	20.02	0.87	0.50	0.67[6]	8	19
08-31-2025	13.33	0.05[6]	1.60	1.65	(0.15)	(0.30)	(0.45)	14.53	12.66	0.77	0.37	0.34[6]	15	35
08-31-2024	11.38	0.16[6]	2.20	2.36	(0.17)	(0.24)	(0.41)	13.33	21.27	0.75	0.27	1.33[6]	76	23
08-31-2023	10.74	0.12[6]	0.96	1.08	(0.10)	(0.34)	(0.44)	11.38	10.55	0.95	0.26	1.14[6]	58	18
08-31-2022	13.59	0.13[6]	(2.54)	(2.41)	(0.12)	(0.32)	(0.44)	10.74	(18.36)	1.25	0.26	1.05[6]	54	52
Class R4
08-31-2026	14.56	0.20[6]	2.66	2.86	(0.20)	(0.55)	(0.75)	16.67	20.24	0.64	0.17	1.26[6]	100	19
08-31-2025	13.34	0.16[6]	1.53	1.69	(0.17)	(0.30)	(0.47)	14.56	13.04	0.67	0.16	1.20[6]	81	35
08-31-2024	11.39	0.18[6]	2.20	2.38	(0.19)	(0.24)	(0.43)	13.34	21.38	0.74	0.16	1.49[6]	69	23
08-31-2023	10.75	0.14[6]	0.95	1.09	(0.11)	(0.34)	(0.45)	11.39	10.66	0.95	0.16	1.25[6]	57	18
08-31-2022	13.60	0.14[6]	(2.54)	(2.40)	(0.13)	(0.32)	(0.45)	10.75	(18.26)	1.25	0.16	1.15[6]	54	52
Class R5
08-31-2026	14.58	0.18[6]	2.70	2.88	(0.22)	(0.55)	(0.77)	16.69	20.44	0.42	0.05	1.16[6]	1,720	19
08-31-2025	13.36	0.16[6]	1.54	1.70	(0.18)	(0.30)	(0.48)	14.58	13.11	0.46	0.05	1.19[6]	766	35
08-31-2024	11.40	0.17[6]	2.23	2.40	(0.20)	(0.24)	(0.44)	13.36	21.56	0.53	0.05	1.40[6]	772	23
08-31-2023	10.76	0.13[6]	0.97	1.10	(0.12)	(0.34)	(0.46)	11.40	10.82	0.72	0.03	1.17[6]	192	18
08-31-2022	13.62	0.15[6]	(2.54)	(2.39)	(0.15)	(0.32)	(0.47)	10.76	(18.19)	1.00	0.01	1.21[6]	76	52
Class R6
08-31-2026	14.59	0.33[6]	2.56	2.89	(0.23)	(0.55)	(0.78)	16.70	20.49	0.38	—[7]	2.15[6]	4,517	19
08-31-2025	13.36	0.17[6]	1.54	1.71	(0.18)	(0.30)	(0.48)	14.59	13.24	0.41	0.01	1.29[6]	12,400	35
08-31-2024	11.41	0.18[6]	2.21	2.39	(0.20)	(0.24)	(0.44)	13.36	21.51	0.49	0.01	1.50[6]	7,467	23
08-31-2023	10.76	0.12[6]	0.99	1.11	(0.12)	(0.34)	(0.46)	11.41	10.90	0.70	0.01	1.13[6]	3,987	18
08-31-2022	13.62	0.14[6]	(2.53)	(2.39)	(0.15)	(0.32)	(0.47)	10.76	(18.20)	1.00	0.01	1.16[6]	1,601	52
Class 1
08-31-2026	14.57	0.21[6]	2.67	2.88	(0.22)	(0.55)	(0.77)	16.68	20.46	0.42	0.05	1.33[6]	159,835	19
08-31-2025	13.35	0.17[6]	1.53	1.70	(0.18)	(0.30)	(0.48)	14.57	13.13	0.45	0.05	1.26[6]	119,009	35
08-31-2024	11.40	0.18[6]	2.21	2.39	(0.20)	(0.24)	(0.44)	13.35	21.48	0.54	0.05	1.50[6]	85,530	23
08-31-2023	10.76	0.14[6]	0.96	1.10	(0.12)	(0.34)	(0.46)	11.40	10.76	0.74	0.05	1.25[6]	52,555	18
08-31-2022	13.61	0.12[6]	(2.51)	(2.39)	(0.14)	(0.32)	(0.46)	10.76	(18.17)	1.04	0.05	1.05[6]	27,569	52

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01, $0.01, $0.01, $0.01 and $0.01 per share and 0.04%, 0.06%, 0.07%, 0.06% and 0.08%, for the periods ended 8-31-26, 8-31-25, 8-31-24, 8-31-23 and 8-31-22, respectively.
[7] Less than 0.005%.
37	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2060 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2026	15.20	0.17[6]	2.75	2.92	(0.18)	(0.70)	(0.88)	17.24	19.98	0.71	0.41	1.05[6]	17,539	19
08-31-2025	13.87	0.13[6]	1.59	1.72	(0.14)	(0.25)	(0.39)	15.20	12.75	0.71	0.41	0.93[6]	14,901	37
08-31-2024	11.83	0.15[6]	2.29	2.44	(0.18)	(0.22)	(0.40)	13.87	21.08	0.72	0.42	1.19[6]	13,136	22
08-31-2023	12.21	0.11[6]	0.97	1.08	(0.09)	(1.37)	(1.46)	11.83	10.34	0.75	0.42	0.98[6]	10,101	14
08-31-2022	16.34	0.12[6]	(2.90)	(2.78)	(0.14)	(1.21)	(1.35)	12.21	(18.57)	0.73	0.42	0.88[6]	9,500	49
Class I
08-31-2026	15.27	0.19[6]	2.81	3.00	(0.23)	(0.70)	(0.93)	17.34	20.42	0.41	0.11	1.16[6]	248	19
08-31-2025	13.94	0.11[6]	1.65	1.76	(0.18)	(0.25)	(0.43)	15.27	13.01	0.41	0.11	0.75[6]	61	37
08-31-2024	11.88	0.12[6]	2.37	2.49	(0.21)	(0.22)	(0.43)	13.94	21.50	0.42	0.12	0.96[6]	84	22
08-31-2023	12.26	0.16[6]	0.96	1.12	(0.13)	(1.37)	(1.50)	11.88	10.69	0.45	0.12	1.35[6]	47	14
08-31-2022	16.39	0.18[6]	(2.91)	(2.73)	(0.18)	(1.22)	(1.40)	12.26	(18.26)	0.43	0.12	1.23[6]	48	49
Class R2
08-31-2026	15.19	0.14[6]	2.77	2.91	(0.17)	(0.70)	(0.87)	17.23	19.89	0.80	0.50	0.86[6]	659	19
08-31-2025	13.86	0.10[6]	1.61	1.71	(0.13)	(0.25)	(0.38)	15.19	12.66	0.80	0.50	0.70[6]	472	37
08-31-2024	11.83	0.14[6]	2.28	2.42	(0.17)	(0.22)	(0.39)	13.86	20.90	0.81	0.51	1.13[6]	1,211	22
08-31-2023	12.20	0.10[6]	0.98	1.08	(0.08)	(1.37)	(1.45)	11.83	10.32	0.83	0.50	0.83[6]	915	14
08-31-2022	16.33	0.10[6]	(2.89)	(2.79)	(0.12)	(1.22)	(1.34)	12.20	(18.65)	0.83	0.51	0.71[6]	706	49
Class R4
08-31-2026	15.24	0.18[6]	2.78	2.96	(0.21)	(0.70)	(0.91)	17.29	20.17	0.66	0.25	1.14[6]	24	19
08-31-2025	13.92	0.10[6]	1.65	1.75	(0.18)	(0.25)	(0.43)	15.24	12.90	0.61	0.21	0.71[6]	22	37
08-31-2024	11.87	0.19[6]	2.29	2.48	(0.21)	(0.22)	(0.43)	13.92	21.36	0.59	0.18	1.48[6]	74	22
08-31-2023	12.24	0.15[6]	0.96	1.11	(0.11)	(1.37)	(1.48)	11.87	10.60	0.62	0.19	1.26[6]	64	14
08-31-2022	16.37	0.17[6]	(2.91)	(2.74)	(0.17)	(1.22)	(1.39)	12.24	(18.36)	0.62	0.21	1.16[6]	72	49
Class R5
08-31-2026	15.26	0.21[6]	2.78	2.99	(0.24)	(0.70)	(0.94)	17.31	20.37	0.36	0.05	1.31[6]	2,924	19
08-31-2025	13.92	0.21[6]	1.57	1.78	(0.19)	(0.25)	(0.44)	15.26	13.17	0.35	0.06	1.51[6]	2,663	37
08-31-2024	11.87	0.18[6]	2.31	2.49	(0.22)	(0.22)	(0.44)	13.92	21.50	0.36	0.06	1.42[6]	3,630	22
08-31-2023	12.26	0.12[6]	0.99	1.11	(0.13)	(1.37)	(1.50)	11.87	10.67	0.39	0.06	1.04[6]	2,835	14
08-31-2022	16.39	0.17[6]	(2.89)	(2.72)	(0.19)	(1.22)	(1.41)	12.26	(18.21)	0.37	0.06	1.27[6]	1,261	49
Class R6
08-31-2026	15.28	0.35[6]	2.65	3.00	(0.24)	(0.70)	(0.94)	17.34	20.46	0.31	—[7]	2.19[6]	20,260	19
08-31-2025	13.95	0.19[6]	1.59	1.78	(0.20)	(0.25)	(0.45)	15.28	13.12	0.30	0.01	1.31[6]	52,421	37
08-31-2024	11.89	0.20[6]	2.31	2.51	(0.23)	(0.22)	(0.45)	13.95	21.61	0.31	0.01	1.57[6]	37,896	22
08-31-2023	12.27	0.15[6]	0.98	1.13	(0.14)	(1.37)	(1.51)	11.89	10.81	0.34	0.01	1.28[6]	25,496	14
08-31-2022	16.41	0.17[6]	(2.89)	(2.72)	(0.20)	(1.22)	(1.42)	12.27	(18.21)	0.32	0.01	1.25[6]	16,811	49
Class 1
08-31-2026	15.27	0.22[6]	2.78	3.00	(0.24)	(0.70)	(0.94)	17.33	20.42	0.35	0.05	1.35[6]	316,622	19
08-31-2025	13.94	0.19[6]	1.58	1.77	(0.19)	(0.25)	(0.44)	15.27	13.09	0.35	0.05	1.32[6]	267,634	37
08-31-2024	11.88	0.20[6]	2.30	2.50	(0.22)	(0.22)	(0.44)	13.94	21.58	0.36	0.05	1.59[6]	245,811	22
08-31-2023	12.26	0.15[6]	0.97	1.12	(0.13)	(1.37)	(1.50)	11.88	10.76	0.38	0.05	1.32[6]	201,931	14
08-31-2022	16.40	0.17[6]	(2.90)	(2.73)	(0.19)	(1.22)	(1.41)	12.26	(18.26)	0.36	0.05	1.21[6]	162,083	49

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01, $0.01, $0.01, $0.01 and $0.01 per share and 0.04%, 0.06%, 0.07%, 0.06% and 0.09%, for the periods ended 8-31-26, 8-31-25, 8-31-24, 8-31-23 and 8-31-22, respectively.
[7] Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	38

Financial highlights continued
Multimanager 2055 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2026	13.36	0.14[6]	2.42	2.56	(0.15)	(0.70)	(0.85)	15.07	19.99	0.70	0.41	1.00[6]	45,987	20
08-31-2025	12.20	0.12[6]	1.38	1.50	(0.12)	(0.22)	(0.34)	13.36	12.65	0.69	0.41	0.94[6]	40,103	39
08-31-2024	10.37	0.13[6]	2.01	2.14	(0.15)	(0.16)	(0.31)	12.20	21.10	0.70	0.42	1.21[6]	36,204	22
08-31-2023	10.79	0.10[6]	0.84	0.94	(0.07)	(1.29)	(1.36)	10.37	10.28	0.71	0.42	0.96[6]	30,960	16
08-31-2022	14.51	0.11[6]	(2.56)	(2.45)	(0.12)	(1.15)	(1.27)	10.79	(18.54)	0.69	0.42	0.87[6]	29,003	48
Class I
08-31-2026	13.41	0.14[6]	2.48	2.62	(0.19)	(0.70)	(0.89)	15.14	20.40	0.40	0.11	0.99[6]	127	20
08-31-2025	12.25	0.13[6]	1.41	1.54	(0.16)	(0.22)	(0.38)	13.41	12.92	0.40	0.11	1.10[6]	62	39
08-31-2024	10.41	0.12[6]	2.06	2.18	(0.18)	(0.16)	(0.34)	12.25	21.45	0.40	0.12	1.05[6]	47	22
08-31-2023	10.83	0.13[6]	0.84	0.97	(0.10)	(1.29)	(1.39)	10.41	10.63	0.41	0.11	1.30[6]	79	16
08-31-2022	14.56	0.15[6]	(2.56)	(2.41)	(0.17)	(1.15)	(1.32)	10.83	(18.29)	0.39	0.12	1.17[6]	101	48
Class R2
08-31-2026	13.34	0.12[6]	2.43	2.55	(0.14)	(0.70)	(0.84)	15.05	19.84	0.79	0.50	0.87[6]	1,036	20
08-31-2025	12.18	0.10[6]	1.39	1.49	(0.11)	(0.22)	(0.33)	13.34	12.57	0.79	0.51	0.77[6]	935	39
08-31-2024	10.36	0.11[6]	2.02	2.13	(0.15)	(0.16)	(0.31)	12.18	20.92	0.78	0.50	0.99[6]	1,575	22
08-31-2023	10.78	0.09[6]	0.84	0.93	(0.06)	(1.29)	(1.35)	10.36	10.18	0.80	0.51	0.87[6]	1,041	16
08-31-2022	14.50	0.10[6]	(2.56)	(2.46)	(0.11)	(1.15)	(1.26)	10.78	(18.61)	0.78	0.51	0.78[6]	936	48
Class R4
08-31-2026	13.41	0.18[6]	2.43	2.61	(0.18)	(0.70)	(0.88)	15.14	20.32	0.55	0.17	1.28[6]	72	20
08-31-2025	12.24	0.15[6]	1.40	1.55	(0.16)	(0.22)	(0.38)	13.41	12.98	0.54	0.16	1.20[6]	61	39
08-31-2024	10.41	0.16[6]	2.01	2.17	(0.18)	(0.16)	(0.34)	12.24	21.33	0.54	0.16	1.48[6]	54	22
08-31-2023	10.83	0.13[6]	0.84	0.97	(0.10)	(1.29)	(1.39)	10.41	10.56	0.56	0.16	1.29[6]	44	16
08-31-2022	14.55	0.15[6]	(2.58)	(2.43)	(0.14)	(1.15)	(1.29)	10.83	(18.27)	0.53	0.16	1.19[6]	44	48
Class R5
08-31-2026	13.44	0.19[6]	2.43	2.62	(0.20)	(0.70)	(0.90)	15.16	20.35	0.34	0.05	1.31[6]	4,892	20
08-31-2025	12.26	0.20[6]	1.37	1.57	(0.17)	(0.22)	(0.39)	13.44	13.14	0.34	0.06	1.64[6]	4,298	39
08-31-2024	10.42	0.17[6]	2.02	2.19	(0.19)	(0.16)	(0.35)	12.26	21.49	0.34	0.05	1.50[6]	5,637	22
08-31-2023	10.85	0.12[6]	0.85	0.97	(0.11)	(1.29)	(1.40)	10.42	10.59	0.35	0.06	1.19[6]	4,522	16
08-31-2022	14.58	0.16[6]	(2.57)	(2.41)	(0.17)	(1.15)	(1.32)	10.85	(18.21)	0.33	0.06	1.32[6]	2,940	48
Class R6
08-31-2026	13.44	0.30[6]	2.32	2.62	(0.20)	(0.70)	(0.90)	15.16	20.41	0.29	—[7]	2.14[6]	23,940	20
08-31-2025	12.26	0.17[6]	1.40	1.57	(0.17)	(0.22)	(0.39)	13.44	13.20	0.29	0.01	1.33[6]	63,850	39
08-31-2024	10.42	0.18[6]	2.02	2.20	(0.20)	(0.16)	(0.36)	12.26	21.55	0.29	0.01	1.60[6]	48,945	22
08-31-2023	10.85	0.13[6]	0.84	0.97	(0.11)	(1.29)	(1.40)	10.42	10.66	0.30	0.01	1.29[6]	38,922	16
08-31-2022	14.58	0.16[6]	(2.56)	(2.40)	(0.18)	(1.15)	(1.33)	10.85	(18.17)	0.28	0.01	1.27[6]	31,635	48
Class 1
08-31-2026	13.42	0.19[6]	2.44	2.63	(0.20)	(0.70)	(0.90)	15.15	20.47	0.34	0.05	1.35[6]	406,874	20
08-31-2025	12.25	0.17[6]	1.39	1.56	(0.17)	(0.22)	(0.39)	13.42	13.08	0.33	0.05	1.33[6]	344,628	39
08-31-2024	10.42	0.18[6]	2.00	2.18	(0.19)	(0.16)	(0.35)	12.25	21.41	0.33	0.05	1.59[6]	330,755	22
08-31-2023	10.84	0.14[6]	0.84	0.98	(0.11)	(1.29)	(1.40)	10.42	10.72	0.35	0.05	1.33[6]	285,504	16
08-31-2022	14.57	0.15[6]	(2.56)	(2.41)	(0.17)	(1.15)	(1.32)	10.84	(18.22)	0.32	0.05	1.22[6]	246,611	48

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01, $0.01, $0.01, $0.01 and $0.01 per share and 0.04%, 0.06%, 0.06%, 0.05% and 0.08%, for the periods ended 8-31-26, 8-31-25, 8-31-24, 8-31-23 and 8-31-22, respectively.
[7] Less than 0.005%.
39	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2050 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2026	13.81	0.15[6]	2.48	2.63	(0.16)	(0.80)	(0.96)	15.48	19.97	0.69	0.41	1.02[6]	108,304	21
08-31-2025	12.60	0.12[6]	1.44	1.56	(0.12)	(0.23)	(0.35)	13.81	12.73	0.68	0.41	0.93[6]	95,682	40
08-31-2024	10.71	0.14[6]	2.07	2.21	(0.16)	(0.16)	(0.32)	12.60	21.02	0.68	0.42	1.21[6]	88,202	19
08-31-2023	11.48	0.10[6]	0.87	0.97	(0.08)	(1.66)	(1.74)	10.71	10.35	0.69	0.42	0.96[6]	77,455	17
08-31-2022	15.43	0.12[6]	(2.73)	(2.61)	(0.12)	(1.22)	(1.34)	11.48	(18.56)	0.66	0.42	0.88[6]	74,589	48
Class I
08-31-2026	13.86	0.18[6]	2.51	2.69	(0.20)	(0.80)	(1.00)	15.55	20.38	0.39	0.11	1.22[6]	234	21
08-31-2025	12.65	0.14[6]	1.46	1.60	(0.16)	(0.23)	(0.39)	13.86	13.00	0.38	0.11	1.12[6]	192	40
08-31-2024	10.75	0.10[6]	2.15	2.25	(0.19)	(0.16)	(0.35)	12.65	21.37	0.38	0.12	0.84[6]	163	19
08-31-2023	11.52	0.14[6]	0.86	1.00	(0.11)	(1.66)	(1.77)	10.75	10.69	0.39	0.12	1.28[6]	151	17
08-31-2022	15.48	0.18[6]	(2.75)	(2.57)	(0.17)	(1.22)	(1.39)	11.52	(18.31)	0.36	0.12	1.32[6]	134	48
Class R2
08-31-2026	13.79	0.13[6]	2.49	2.62	(0.15)	(0.80)	(0.95)	15.46	19.89	0.78	0.50	0.90[6]	3,224	21
08-31-2025	12.59	0.11[6]	1.43	1.54	(0.11)	(0.23)	(0.34)	13.79	12.56	0.77	0.50	0.88[6]	3,510	40
08-31-2024	10.70	0.12[6]	2.08	2.20	(0.15)	(0.16)	(0.31)	12.59	20.94	0.76	0.50	1.10[6]	4,351	19
08-31-2023	11.47	0.09[6]	0.87	0.96	(0.07)	(1.66)	(1.73)	10.70	10.23	0.78	0.50	0.87[6]	3,853	17
08-31-2022	15.42	0.10[6]	(2.72)	(2.62)	(0.11)	(1.22)	(1.33)	11.47	(18.64)	0.75	0.51	0.75[6]	3,904	48
Class R4
08-31-2026	13.82	0.16[6]	2.49	2.65	(0.18)	(0.80)	(0.98)	15.49	20.13	0.63	0.25	1.12[6]	41	21
08-31-2025	12.61	0.14[6]	1.44	1.58	(0.14)	(0.23)	(0.37)	13.82	12.89	0.62	0.25	1.04[6]	29	40
08-31-2024	10.72	0.23[6]	1.99	2.22	(0.17)	(0.16)	(0.33)	12.61	21.18	0.62	0.25	2.09[6]	22	19
08-31-2023	11.50	0.12[6]	0.86	0.98	(0.10)	(1.66)	(1.76)	10.72	10.45	0.63	0.26	1.12[6]	1,607	17
08-31-2022	15.45	0.14[6]	(2.72)	(2.58)	(0.15)	(1.22)	(1.37)	11.50	(18.39)	0.60	0.26	1.05[6]	1,333	48
Class R5
08-31-2026	13.88	0.19[6]	2.51	2.70	(0.21)	(0.80)	(1.01)	15.57	20.42	0.33	0.05	1.30[6]	4,925	21
08-31-2025	12.66	0.21[6]	1.41	1.62	(0.17)	(0.23)	(0.40)	13.88	13.14	0.32	0.06	1.65[6]	3,944	40
08-31-2024	10.76	0.16[6]	2.09	2.25	(0.19)	(0.16)	(0.35)	12.66	21.42	0.32	0.06	1.44[6]	5,569	19
08-31-2023	11.54	0.12[6]	0.88	1.00	(0.12)	(1.66)	(1.78)	10.76	10.67	0.33	0.06	1.11[6]	4,682	17
08-31-2022	15.49	0.16[6]	(2.71)	(2.55)	(0.18)	(1.22)	(1.40)	11.54	(18.19)	0.30	0.06	1.25[6]	2,499	48
Class R6
08-31-2026	13.89	0.29[6]	2.42	2.71	(0.22)	(0.80)	(1.02)	15.58	20.46	0.28	—[7]	2.03[6]	34,557	21
08-31-2025	12.67	0.16[6]	1.46	1.62	(0.17)	(0.23)	(0.40)	13.89	13.18	0.27	0.01	1.28[6]	86,058	40
08-31-2024	10.76	0.18[6]	2.09	2.27	(0.20)	(0.16)	(0.36)	12.67	21.57	0.27	0.01	1.58[6]	65,371	19
08-31-2023	11.54	0.14[6]	0.87	1.01	(0.13)	(1.66)	(1.79)	10.76	10.73	0.28	0.01	1.30[6]	57,496	17
08-31-2022	15.50	0.17[6]	(2.73)	(2.56)	(0.18)	(1.22)	(1.40)	11.54	(18.20)	0.25	0.01	1.26[6]	46,800	48
Class 1
08-31-2026	13.85	0.20[6]	2.50	2.70	(0.21)	(0.80)	(1.01)	15.54	20.46	0.33	0.05	1.36[6]	546,356	21
08-31-2025	12.64	0.17[6]	1.44	1.61	(0.17)	(0.23)	(0.40)	13.85	13.09	0.32	0.05	1.32[6]	460,397	40
08-31-2024	10.74	0.18[6]	2.08	2.26	(0.20)	(0.16)	(0.36)	12.64	21.47	0.32	0.05	1.61[6]	449,771	19
08-31-2023	11.52	0.14[6]	0.86	1.00	(0.12)	(1.66)	(1.78)	10.74	10.69	0.33	0.05	1.32[6]	410,188	17
08-31-2022	15.48	0.16[6]	(2.72)	(2.56)	(0.18)	(1.22)	(1.40)	11.52	(18.26)	0.30	0.05	1.22[6]	369,001	48

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01, $0.01, $0.01, $0.01 and $0.01 per share and 0.03%, 0.05%, 0.05%, 0.04% and 0.07%, for the periods ended 8-31-26, 8-31-25, 8-31-24, 8-31-23 and 8-31-22, respectively.
[7] Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	40

Financial highlights continued
Multimanager 2045 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2026	11.58	0.15[6]	1.92	2.07	(0.16)	(0.88)	(1.04)	12.61	18.91	0.69	0.41	1.27[6]	196,616	20
08-31-2025	10.65	0.12[6]	1.13	1.25	(0.13)	(0.19)	(0.32)	11.58	12.12	0.68	0.41	1.15[6]	174,086	37
08-31-2024	9.11	0.13[6]	1.70	1.83	(0.15)	(0.14)	(0.29)	10.65	20.53	0.68	0.42	1.39[6]	160,620	16
08-31-2023	10.28	0.10[6]	0.68	0.78	(0.08)	(1.87)	(1.95)	9.11	9.96	0.68	0.42	1.07[6]	143,191	17
08-31-2022	13.72	0.11[6]	(2.42)	(2.31)	(0.11)	(1.02)	(1.13)	10.28	(18.42)	0.65	0.42	0.93[6]	137,181	47
Class I
08-31-2026	11.71	0.18[6]	1.95	2.13	(0.19)	(0.88)	(1.07)	12.77	19.30	0.39	0.11	1.47[6]	994	20
08-31-2025	10.77	0.15[6]	1.15	1.30	(0.17)	(0.19)	(0.36)	11.71	12.41	0.39	0.11	1.39[6]	721	37
08-31-2024	9.21	0.14[6]	1.74	1.88	(0.18)	(0.14)	(0.32)	10.77	20.86	0.38	0.12	1.40[6]	610	16
08-31-2023	10.37	0.12[6]	0.71	0.83	(0.12)	(1.87)	(1.99)	9.21	10.37	0.38	0.12	1.28[6]	401	17
08-31-2022	13.84	0.14[6]	(2.44)	(2.30)	(0.15)	(1.02)	(1.17)	10.37	(18.23)	0.35	0.12	1.14[6]	309	47
Class R2
08-31-2026	11.65	0.14[6]	1.94	2.08	(0.15)	(0.88)	(1.03)	12.70	18.87	0.78	0.50	1.15[6]	8,068	20
08-31-2025	10.71	0.12[6]	1.14	1.26	(0.13)	(0.19)	(0.32)	11.65	12.05	0.78	0.51	1.06[6]	6,873	37
08-31-2024	9.16	0.12[6]	1.71	1.83	(0.14)	(0.14)	(0.28)	10.71	20.43	0.77	0.50	1.26[6]	7,303	16
08-31-2023	10.33	0.09[6]	0.68	0.77	(0.07)	(1.87)	(1.94)	9.16	9.78	0.77	0.51	0.98[6]	6,258	17
08-31-2022	13.78	0.10[6]	(2.43)	(2.33)	(0.10)	(1.02)	(1.12)	10.33	(18.48)	0.74	0.51	0.82[6]	5,709	47
Class R4
08-31-2026	11.64	0.17[6]	1.93	2.10	(0.17)	(0.88)	(1.05)	12.69	19.18	0.64	0.25	1.44[6]	471	20
08-31-2025	10.70	0.14[6]	1.14	1.28	(0.15)	(0.19)	(0.34)	11.64	12.34	0.63	0.25	1.31[6]	475	37
08-31-2024	9.15	0.14[6]	1.72	1.86	(0.17)	(0.14)	(0.31)	10.70	20.60	0.62	0.25	1.49[6]	419	16
08-31-2023	10.32	0.11[6]	0.69	0.80	(0.10)	(1.87)	(1.97)	9.15	10.23	0.62	0.26	1.19[6]	308	17
08-31-2022	13.78	0.13[6]	(2.44)	(2.31)	(0.13)	(1.02)	(1.15)	10.32	(18.35)	0.59	0.26	1.05[6]	245	47
Class R5
08-31-2026	11.77	0.20[6]	1.95	2.15	(0.20)	(0.88)	(1.08)	12.84	19.36	0.34	0.05	1.63[6]	6,170	20
08-31-2025	10.81	0.19[6]	1.13	1.32	(0.17)	(0.19)	(0.36)	11.77	12.61	0.33	0.06	1.70[6]	5,424	37
08-31-2024	9.25	0.17[6]	1.71	1.88	(0.18)	(0.14)	(0.32)	10.81	20.84	0.32	0.06	1.71[6]	6,205	16
08-31-2023	10.41	0.12[6]	0.71	0.83	(0.12)	(1.87)	(1.99)	9.25	10.41	0.32	0.06	1.32[6]	5,846	17
08-31-2022	13.88	0.17[6]	(2.46)	(2.29)	(0.16)	(1.02)	(1.18)	10.41	(18.12)	0.29	0.06	1.42[6]	4,843	47
Class R6
08-31-2026	11.72	0.27[6]	1.87	2.14	(0.20)	(0.88)	(1.08)	12.78	19.41	0.29	—[7]	2.20[6]	40,271	20
08-31-2025	10.77	0.17[6]	1.15	1.32	(0.18)	(0.19)	(0.37)	11.72	12.62	0.28	0.01	1.55[6]	87,252	37
08-31-2024	9.21	0.17[6]	1.72	1.89	(0.19)	(0.14)	(0.33)	10.77	20.98	0.27	0.01	1.76[6]	74,077	16
08-31-2023	10.38	0.13[6]	0.70	0.83	(0.13)	(1.87)	(2.00)	9.21	10.38	0.27	0.01	1.45[6]	72,695	17
08-31-2022	13.85	0.16[6]	(2.43)	(2.27)	(0.17)	(1.03)	(1.20)	10.38	(18.12)	0.24	0.01	1.35[6]	61,640	47
Class 1
08-31-2026	11.73	0.20[6]	1.95	2.15	(0.20)	(0.88)	(1.08)	12.80	19.43	0.33	0.05	1.64[6]	771,755	20
08-31-2025	10.79	0.17[6]	1.13	1.30	(0.17)	(0.19)	(0.36)	11.73	12.46	0.32	0.05	1.54[6]	673,217	37
08-31-2024	9.22	0.17[6]	1.72	1.89	(0.18)	(0.14)	(0.32)	10.79	21.03	0.31	0.05	1.76[6]	673,367	16
08-31-2023	10.39	0.13[6]	0.69	0.82	(0.12)	(1.87)	(1.99)	9.22	10.32	0.32	0.05	1.44[6]	633,452	17
08-31-2022	13.86	0.15[6]	(2.44)	(2.29)	(0.16)	(1.02)	(1.18)	10.39	(18.14)	0.28	0.05	1.28[6]	601,581	47

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, $0.01, $0.01, $0.01 and $0.01 per share and 0.03%, 0.05%, 0.06%, 0.06% and 0.09%, for the periods ended 8-31-26, 8-31-25, 8-31-24, 8-31-23 and 8-31-22, respectively.
[7] Less than 0.005%.
41	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2040 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2026	11.62	0.19[6]	1.73	1.92	(0.19)	(0.84)	(1.03)	12.51	17.49	0.69	0.41	1.57[6]	213,054	22
08-31-2025	10.74	0.16[6]	1.02	1.18	(0.17)	(0.13)	(0.30)	11.62	11.28	0.69	0.41	1.44[6]	195,908	35
08-31-2024	9.25	0.16[6]	1.60	1.76	(0.19)	(0.08)	(0.27)	10.74	19.37	0.69	0.42	1.63[6]	183,622	17
08-31-2023	10.41	0.12[6]	0.59	0.71	(0.09)	(1.78)	(1.87)	9.25	8.87	0.69	0.42	1.29[6]	164,166	19
08-31-2022	13.88	0.13[6]	(2.43)	(2.30)	(0.12)	(1.05)	(1.17)	10.41	(18.12)	0.66	0.42	1.09[6]	160,083	49
Class I
08-31-2026	11.75	0.22[6]	1.76	1.98	(0.22)	(0.84)	(1.06)	12.67	17.90	0.39	0.11	1.84[6]	1,226	22
08-31-2025	10.86	0.18[6]	1.04	1.22	(0.20)	(0.13)	(0.33)	11.75	11.57	0.39	0.11	1.65[6]	1,045	35
08-31-2024	9.35	0.17[6]	1.64	1.81	(0.22)	(0.08)	(0.30)	10.86	19.71	0.39	0.12	1.72[6]	814	17
08-31-2023	10.51	0.15[6]	0.59	0.74	(0.12)	(1.78)	(1.90)	9.35	9.18	0.39	0.12	1.60[6]	533	19
08-31-2022	14.00	0.21[6]	(2.49)	(2.28)	(0.16)	(1.05)	(1.21)	10.51	(17.86)	0.36	0.11	1.67[6]	616	49
Class R2
08-31-2026	11.67	0.17[6]	1.75	1.92	(0.18)	(0.84)	(1.02)	12.57	17.51	0.78	0.50	1.45[6]	6,674	22
08-31-2025	10.78	0.15[6]	1.03	1.18	(0.16)	(0.13)	(0.29)	11.67	11.14	0.78	0.51	1.40[6]	5,943	35
08-31-2024	9.29	0.15[6]	1.60	1.75	(0.18)	(0.08)	(0.26)	10.78	19.19	0.77	0.50	1.52[6]	6,668	17
08-31-2023	10.44	0.11[6]	0.60	0.71	(0.08)	(1.78)	(1.86)	9.29	8.84	0.78	0.50	1.19[6]	5,250	19
08-31-2022	13.92	0.12[6]	(2.44)	(2.32)	(0.11)	(1.05)	(1.16)	10.44	(18.21)	0.75	0.51	1.00[6]	5,170	49
Class R4
08-31-2026	11.64	0.20[6]	1.75	1.95	(0.21)	(0.84)	(1.05)	12.54	17.74	0.63	0.25	1.69[6]	333	22
08-31-2025	10.76	0.17[6]	1.03	1.20	(0.19)	(0.13)	(0.32)	11.64	11.44	0.62	0.25	1.56[6]	260	35
08-31-2024	9.27	0.22[6]	1.55	1.77	(0.20)	(0.08)	(0.28)	10.76	19.51	0.62	0.25	2.26[6]	242	17
08-31-2023	10.43	0.13[6]	0.60	0.73	(0.11)	(1.78)	(1.89)	9.27	9.07	0.63	0.25	1.43[6]	497	19
08-31-2022	13.90	0.15[6]	(2.42)	(2.27)	(0.15)	(1.05)	(1.20)	10.43	(17.96)	0.60	0.26	1.24[6]	381	49
Class R5
08-31-2026	11.77	0.22[6]	1.77	1.99	(0.23)	(0.84)	(1.07)	12.69	17.94	0.33	0.05	1.80[6]	4,365	22
08-31-2025	10.88	0.26[6]	0.97	1.23	(0.21)	(0.13)	(0.34)	11.77	11.62	0.33	0.05	2.35[6]	3,936	35
08-31-2024	9.37	0.20[6]	1.61	1.81	(0.22)	(0.08)	(0.30)	10.88	19.74	0.32	0.06	1.98[6]	7,585	17
08-31-2023	10.53	0.15[6]	0.60	0.75	(0.13)	(1.78)	(1.91)	9.37	9.24	0.33	0.06	1.56[6]	6,431	19
08-31-2022	14.02	0.17[6]	(2.42)	(2.25)	(0.18)	(1.06)	(1.24)	10.53	(17.78)	0.30	0.06	1.42[6]	4,902	49
Class R6
08-31-2026	11.73	0.30[6]	1.69	1.99	(0.24)	(0.84)	(1.08)	12.64	17.97	0.28	—[7]	2.45[6]	35,656	22
08-31-2025	10.84	0.20[6]	1.03	1.23	(0.21)	(0.13)	(0.34)	11.73	11.72	0.28	0.01	1.83[6]	76,743	35
08-31-2024	9.33	0.20[6]	1.62	1.82	(0.23)	(0.08)	(0.31)	10.84	19.88	0.27	0.01	2.01[6]	69,886	17
08-31-2023	10.50	0.16[6]	0.59	0.75	(0.14)	(1.78)	(1.92)	9.33	9.22	0.28	0.01	1.69[6]	77,694	19
08-31-2022	13.98	0.18[6]	(2.43)	(2.25)	(0.18)	(1.05)	(1.23)	10.50	(17.72)	0.25	0.01	1.52[6]	65,036	49
Class 1
08-31-2026	11.75	0.23[6]	1.75	1.98	(0.23)	(0.84)	(1.07)	12.66	17.89	0.33	0.05	1.91[6]	797,606	22
08-31-2025	10.85	0.20[6]	1.04	1.24	(0.21)	(0.13)	(0.34)	11.75	11.75	0.32	0.05	1.82[6]	676,349	35
08-31-2024	9.35	0.20[6]	1.60	1.80	(0.22)	(0.08)	(0.30)	10.85	19.68	0.32	0.05	2.02[6]	685,746	17
08-31-2023	10.51	0.16[6]	0.59	0.75	(0.13)	(1.78)	(1.91)	9.35	9.28	0.32	0.05	1.66[6]	657,016	19
08-31-2022	13.99	0.18[6]	(2.44)	(2.26)	(0.17)	(1.05)	(1.22)	10.51	(17.74)	0.29	0.05	1.44[6]	632,481	49

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, $0.01, $0.01, less than $0.005 and $0.01 per share and 0.02%, 0.04%, 0.05%, 0.04% and 0.08%, for the periods ended 8-31-26, 8-31-25, 8-31-24, 8-31-23 and 8-31-22, respectively.
[7] Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	42

Financial highlights continued
Multimanager 2035 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2026	11.19	0.22[6]	1.45	1.67	(0.22)	(0.73)	(0.95)	11.91	15.77	0.70	0.41	1.92[6]	232,449	22
08-31-2025	10.42	0.19[6]	0.85	1.04	(0.19)	(0.08)	(0.27)	11.19	10.26	0.69	0.41	1.78[6]	217,749	34
08-31-2024	9.07	0.18[6]	1.41	1.59	(0.21)	(0.03)	(0.24)	10.42	17.78	0.69	0.42	1.93[6]	209,464	16
08-31-2023	10.13	0.14[6]	0.47	0.61	(0.10)	(1.57)	(1.67)	9.07	7.67	0.70	0.42	1.55[6]	191,072	20
08-31-2022	13.46	0.15[6]	(2.27)	(2.12)	(0.16)	(1.05)	(1.21)	10.13	(17.39)	0.67	0.42	1.28[6]	187,557	49
Class I
08-31-2026	11.25	0.23[6]	1.49	1.72	(0.25)	(0.73)	(0.98)	11.99	16.20	0.40	0.11	2.00[6]	204	22
08-31-2025	10.49	0.18[6]	0.88	1.06	(0.22)	(0.08)	(0.30)	11.25	10.42	0.39	0.11	1.73[6]	49	34
08-31-2024	9.12	0.16[6]	1.47	1.63	(0.23)	(0.03)	(0.26)	10.49	18.23	0.39	0.12	1.62[6]	40	16
08-31-2023	10.19	0.16[6]	0.47	0.63	(0.13)	(1.57)	(1.70)	9.12	7.89	0.40	0.12	1.75[6]	96	20
08-31-2022	13.54	0.24[6]	(2.34)	(2.10)	(0.20)	(1.05)	(1.25)	10.19	(17.19)	0.37	0.12	2.10[6]	119	49
Class R2
08-31-2026	11.26	0.21[6]	1.47	1.68	(0.21)	(0.73)	(0.94)	12.00	15.74	0.79	0.50	1.80[6]	10,922	22
08-31-2025	10.49	0.18[6]	0.85	1.03	(0.18)	(0.08)	(0.26)	11.26	10.09	0.78	0.50	1.68[6]	10,537	34
08-31-2024	9.12	0.17[6]	1.43	1.60	(0.20)	(0.03)	(0.23)	10.49	17.80	0.78	0.51	1.82[6]	10,553	16
08-31-2023	10.18	0.13[6]	0.46	0.59	(0.08)	(1.57)	(1.65)	9.12	7.49	0.78	0.50	1.43[6]	9,315	20
08-31-2022	13.53	0.14[6]	(2.29)	(2.15)	(0.15)	(1.05)	(1.20)	10.18	(17.52)	0.76	0.51	1.15[6]	8,291	49
Class R4
08-31-2026	11.28	0.24[6]	1.47	1.71	(0.24)	(0.73)	(0.97)	12.02	16.00	0.64	0.26	2.04[6]	232	22
08-31-2025	10.51	0.21[6]	0.85	1.06	(0.21)	(0.08)	(0.29)	11.28	10.40	0.59	0.21	2.00[6]	186	34
08-31-2024	9.14	0.20[6]	1.42	1.62	(0.22)	(0.03)	(0.25)	10.51	18.09	0.59	0.22	2.09[6]	259	16
08-31-2023	10.20	0.16[6]	0.46	0.62	(0.11)	(1.57)	(1.68)	9.14	7.80	0.59	0.21	1.73[6]	205	20
08-31-2022	13.54	0.16[6]	(2.27)	(2.11)	(0.18)	(1.05)	(1.23)	10.20	(17.22)	0.56	0.21	1.42[6]	171	49
Class R5
08-31-2026	11.32	0.26[6]	1.48	1.74	(0.26)	(0.73)	(0.99)	12.07	16.25	0.34	0.05	2.28[6]	3,731	22
08-31-2025	10.54	0.30[6]	0.79	1.09	(0.23)	(0.08)	(0.31)	11.32	10.63	0.34	0.06	2.81[6]	3,393	34
08-31-2024	9.17	0.21[6]	1.43	1.64	(0.24)	(0.03)	(0.27)	10.54	18.20	0.33	0.06	2.22[6]	10,173	16
08-31-2023	10.23	0.17[6]	0.47	0.64	(0.13)	(1.57)	(1.70)	9.17	8.05	0.34	0.06	1.80[6]	10,092	20
08-31-2022	13.59	0.17[6]	(2.28)	(2.11)	(0.20)	(1.05)	(1.25)	10.23	(17.15)	0.31	0.06	1.50[6]	7,777	49
Class R6
08-31-2026	11.31	0.30[6]	1.44	1.74	(0.27)	(0.73)	(1.00)	12.05	16.23	0.29	—[7]	2.58[6]	65,202	22
08-31-2025	10.53	0.23[6]	0.86	1.09	(0.23)	(0.08)	(0.31)	11.31	10.69	0.29	0.01	2.18[6]	105,826	34
08-31-2024	9.16	0.22[6]	1.42	1.64	(0.24)	(0.03)	(0.27)	10.53	18.27	0.28	0.01	2.33[6]	83,135	16
08-31-2023	10.22	0.18[6]	0.47	0.65	(0.14)	(1.57)	(1.71)	9.16	8.11	0.29	0.01	1.93[6]	89,702	20
08-31-2022	13.58	0.20[6]	(2.30)	(2.10)	(0.21)	(1.05)	(1.26)	10.22	(17.11)	0.26	0.01	1.71[6]	74,714	49
Class 1
08-31-2026	11.33	0.26[6]	1.47	1.73	(0.26)	(0.73)	(0.99)	12.07	16.25	0.34	0.05	2.26[6]	877,884	22
08-31-2025	10.55	0.23[6]	0.86	1.09	(0.23)	(0.08)	(0.31)	11.33	10.53	0.33	0.05	2.17[6]	770,128	34
08-31-2024	9.17	0.22[6]	1.43	1.65	(0.24)	(0.03)	(0.27)	10.55	18.32	0.33	0.05	2.31[6]	786,911	16
08-31-2023	10.23	0.18[6]	0.46	0.64	(0.13)	(1.57)	(1.70)	9.17	8.06	0.33	0.05	1.92[6]	762,184	20
08-31-2022	13.59	0.19[6]	(2.29)	(2.10)	(0.21)	(1.05)	(1.26)	10.23	(17.14)	0.30	0.05	1.62[6]	750,728	49

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, less than $0.005 and less than $0.005 per share and 0.01%, 0.03%, 0.03%, 0.02% and 0.04%, for the periods ended 8-31-26, 8-31-25, 8-31-24, 8-31-23 and 8-31-22, respectively.
[7] Less than 0.005%.
43	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2030 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2026	10.72	0.26[6]	1.14	1.40	(0.27)	(0.60)	(0.87)	11.25	13.75	0.70	0.41	2.35[6]	241,183	21
08-31-2025	10.07	0.22[6]	0.69	0.91	(0.23)	(0.03)	(0.26)	10.72	9.24	0.70	0.41	2.22[6]	230,369	29
08-31-2024	8.92	0.22[6]	1.18	1.40	(0.24)	(0.01)	(0.25)	10.07	16.02	0.70	0.42	2.35[6]	235,401	17
08-31-2023	9.84	0.17[6]	0.35	0.52	(0.12)	(1.32)	(1.44)	8.92	6.56	0.70	0.42	1.91[6]	225,786	22
08-31-2022	12.84	0.18[6]	(2.09)	(1.91)	(0.18)	(0.91)	(1.09)	9.84	(16.34)	0.67	0.42	1.60[6]	223,543	46
Class I
08-31-2026	10.69	0.29[6]	1.14	1.43	(0.30)	(0.60)	(0.90)	11.22	14.11	0.40	0.11	2.62[6]	1,642	21
08-31-2025	10.05	0.26[6]	0.66	0.92	(0.25)	(0.03)	(0.28)	10.69	9.48	0.40	0.11	2.62[6]	1,361	29
08-31-2024	8.89	0.24[6]	1.20	1.44	(0.27)	(0.01)	(0.28)	10.05	16.51	0.40	0.12	2.59[6]	1,370	17
08-31-2023	9.82	0.21[6]	0.33	0.54	(0.15)	(1.32)	(1.47)	8.89	6.84	0.40	0.11	2.37[6]	1,422	22
08-31-2022	12.82	0.19[6]	(2.07)	(1.88)	(0.21)	(0.91)	(1.12)	9.82	(16.11)	0.37	0.12	1.71[6]	1,804	46
Class R2
08-31-2026	10.60	0.25[6]	1.12	1.37	(0.26)	(0.60)	(0.86)	11.11	13.61	0.79	0.50	2.28[6]	8,994	21
08-31-2025	9.96	0.21[6]	0.68	0.89	(0.22)	(0.03)	(0.25)	10.60	9.15	0.79	0.50	2.10[6]	9,086	29
08-31-2024	8.82	0.21[6]	1.18	1.39	(0.24)	(0.01)	(0.25)	9.96	15.99	0.79	0.50	2.27[6]	9,429	17
08-31-2023	9.75	0.16[6]	0.34	0.50	(0.11)	(1.32)	(1.43)	8.82	6.40	0.79	0.50	1.80[6]	9,418	22
08-31-2022	12.73	0.17[6]	(2.07)	(1.90)	(0.17)	(0.91)	(1.08)	9.75	(16.40)	0.76	0.50	1.50[6]	8,911	46
Class R4
08-31-2026	10.64	0.27[6]	1.14	1.41	(0.29)	(0.60)	(0.89)	11.16	13.93	0.64	0.25	2.51[6]	316	21
08-31-2025	10.00	0.24[6]	0.67	0.91	(0.24)	(0.03)	(0.27)	10.64	9.38	0.64	0.25	2.36[6]	292	29
08-31-2024	8.86	0.27[6]	1.14	1.41	(0.26)	(0.01)	(0.27)	10.00	16.19	0.64	0.25	3.01[6]	259	17
08-31-2023	9.78	0.18[6]	0.35	0.53	(0.13)	(1.32)	(1.45)	8.86	6.82	0.65	0.26	2.06[6]	916	22
08-31-2022	12.78	0.20[6]	(2.09)	(1.89)	(0.20)	(0.91)	(1.11)	9.78	(16.27)	0.62	0.26	1.75[6]	767	46
Class R5
08-31-2026	10.67	0.29[6]	1.14	1.43	(0.31)	(0.60)	(0.91)	11.19	14.11	0.35	0.05	2.65[6]	5,855	21
08-31-2025	10.03	0.31[6]	0.62	0.93	(0.26)	(0.03)	(0.29)	10.67	9.57	0.34	0.06	3.10[6]	5,256	29
08-31-2024	8.88	0.24[6]	1.20	1.44	(0.28)	(0.01)	(0.29)	10.03	16.48	0.34	0.06	2.64[6]	11,534	17
08-31-2023	9.81	0.19[6]	0.35	0.54	(0.15)	(1.32)	(1.47)	8.88	6.94	0.35	0.06	2.18[6]	10,747	22
08-31-2022	12.81	0.21[6]	(2.08)	(1.87)	(0.22)	(0.91)	(1.13)	9.81	(16.07)	0.32	0.06	1.92[6]	8,677	46
Class R6
08-31-2026	10.67	0.33[6]	1.11	1.44	(0.31)	(0.60)	(0.91)	11.20	14.27	0.30	—[7]	3.01[6]	50,284	21
08-31-2025	10.03	0.27[6]	0.67	0.94	(0.27)	(0.03)	(0.30)	10.67	9.62	0.29	0.01	2.67[6]	90,307	29
08-31-2024	8.88	0.25[6]	1.19	1.44	(0.28)	(0.01)	(0.29)	10.03	16.54	0.29	0.01	2.73[6]	88,335	17
08-31-2023	9.81	0.20[6]	0.35	0.55	(0.16)	(1.32)	(1.48)	8.88	6.99	0.30	0.01	2.29[6]	98,309	22
08-31-2022	12.81	0.23[6]	(2.09)	(1.86)	(0.23)	(0.91)	(1.14)	9.81	(16.03)	0.27	0.01	2.02[6]	85,111	46
Class 1
08-31-2026	10.68	0.29[6]	1.15	1.44	(0.31)	(0.60)	(0.91)	11.21	14.21	0.34	0.05	2.70[6]	777,923	21
08-31-2025	10.04	0.26[6]	0.67	0.93	(0.26)	(0.03)	(0.29)	10.68	9.57	0.34	0.05	2.61[6]	740,844	29
08-31-2024	8.89	0.25[6]	1.19	1.44	(0.28)	(0.01)	(0.29)	10.04	16.48	0.33	0.05	2.72[6]	815,034	17
08-31-2023	9.82	0.20[6]	0.34	0.54	(0.15)	(1.32)	(1.47)	8.89	7.05	0.34	0.05	2.29[6]	824,933	22
08-31-2022	12.82	0.22[6]	(2.09)	(1.87)	(0.22)	(0.91)	(1.13)	9.82	(16.13)	0.31	0.05	1.95[6]	851,307	46

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, less than $0.005 and less than $0.005 per share and 0.01%, 0.03%, 0.04%, 0.02% and 0.04%, for the periods ended 8-31-26, 8-31-25, 8-31-24, 8-31-23 and 8-31-22, respectively.
[7] Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	44

Financial highlights continued
Multimanager 2025 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2026	9.88	0.28[6]	0.82	1.10	(0.31)	(0.48)	(0.79)	10.19	11.65	0.73	0.41	2.82[6]	174,289	19
08-31-2025	9.44	0.26[6]	0.47	0.73	(0.27)	(0.02)	(0.29)	9.88	8.05	0.73	0.41	2.74[6]	180,324	26
08-31-2024	8.55	0.25[6]	0.94	1.19	(0.30)	—[7]	(0.30)	9.44	14.15	0.73	0.42	2.79[6]	193,107	17
08-31-2023	9.42	0.20[6]	0.21	0.41	(0.15)	(1.13)	(1.28)	8.55	5.43	0.72	0.42	2.32[6]	195,706	20
08-31-2022	12.17	0.21[6]	(1.83)	(1.62)	(0.20)	(0.93)	(1.13)	9.42	(14.73)	0.69	0.42	1.97[6]	207,424	45
Class I
08-31-2026	9.83	0.31[6]	0.82	1.13	(0.33)	(0.48)	(0.81)	10.15	12.14	0.43	0.11	3.12[6]	2,803	19
08-31-2025	9.40	0.28[6]	0.47	0.75	(0.30)	(0.02)	(0.32)	9.83	8.30	0.43	0.11	2.97[6]	2,673	26
08-31-2024	8.51	0.27[6]	0.94	1.21	(0.32)	—[7]	(0.32)	9.40	14.54	0.43	0.12	3.08[6]	1,889	17
08-31-2023	9.39	0.23[6]	0.20	0.43	(0.18)	(1.13)	(1.31)	8.51	5.70	0.42	0.12	2.70[6]	1,623	20
08-31-2022	12.13	0.24[6]	(1.81)	(1.57)	(0.24)	(0.93)	(1.17)	9.39	(14.43)	0.39	0.12	2.26[6]	1,856	45
Class R2
08-31-2026	9.77	0.27[6]	0.82	1.09	(0.30)	(0.48)	(0.78)	10.08	11.69	0.82	0.50	2.72[6]	4,087	19
08-31-2025	9.34	0.25[6]	0.47	0.72	(0.27)	(0.02)	(0.29)	9.77	7.93	0.82	0.50	2.68[6]	6,586	26
08-31-2024	8.47	0.24[6]	0.92	1.16	(0.29)	—[7]	(0.29)	9.34	13.95	0.82	0.51	2.71[6]	8,105	17
08-31-2023	9.34	0.19[6]	0.21	0.40	(0.14)	(1.13)	(1.27)	8.47	5.37	0.81	0.51	2.22[6]	7,929	20
08-31-2022	12.07	0.20[6]	(1.81)	(1.61)	(0.19)	(0.93)	(1.12)	9.34	(14.77)	0.79	0.51	1.87[6]	8,960	45
Class R4
08-31-2026	9.84	0.29[6]	0.82	1.11	(0.32)	(0.48)	(0.80)	10.15	11.88	0.67	0.25	2.94[6]	748	19
08-31-2025	9.40	0.27[6]	0.48	0.75	(0.29)	(0.02)	(0.31)	9.84	8.25	0.67	0.26	2.86[6]	620	26
08-31-2024	8.52	0.25[6]	0.94	1.19	(0.31)	—[7]	(0.31)	9.40	14.25	0.66	0.25	2.89[6]	577	17
08-31-2023	9.39	0.21[6]	0.22	0.43	(0.17)	(1.13)	(1.30)	8.52	5.65	0.67	0.26	2.50[6]	697	20
08-31-2022	12.13	0.22[6]	(1.81)	(1.59)	(0.22)	(0.93)	(1.15)	9.39	(14.56)	0.63	0.26	2.08[6]	670	45
Class R5
08-31-2026	9.82	0.31[6]	0.82	1.13	(0.34)	(0.48)	(0.82)	10.13	12.13	0.37	0.06	3.17[6]	8,336	19
08-31-2025	9.39	0.31[6]	0.45	0.76	(0.31)	(0.02)	(0.33)	9.82	8.48	0.37	0.05	3.27[6]	7,971	26
08-31-2024	8.50	0.27[6]	0.95	1.22	(0.33)	—[7]	(0.33)	9.39	14.50	0.36	0.05	3.10[6]	9,001	17
08-31-2023	9.38	0.22[6]	0.22	0.44	(0.19)	(1.13)	(1.32)	8.50	5.78	0.37	0.06	2.53[6]	9,373	20
08-31-2022	12.12	0.24[6]	(1.81)	(1.57)	(0.24)	(0.93)	(1.17)	9.38	(14.40)	0.33	0.06	2.28[6]	7,409	45
Class R6
08-31-2026	9.81	0.33[6]	0.81	1.14	(0.35)	(0.48)	(0.83)	10.12	12.20	0.32	—[8]	3.36[6]	39,907	19
08-31-2025	9.38	0.29[6]	0.47	0.76	(0.31)	(0.02)	(0.33)	9.81	8.43	0.32	0.01	3.14[6]	64,120	26
08-31-2024	8.50	0.28[6]	0.93	1.21	(0.33)	—[7]	(0.33)	9.38	14.70	0.31	0.01	3.17[6]	62,136	17
08-31-2023	9.37	0.23[6]	0.22	0.45	(0.19)	(1.13)	(1.32)	8.50	5.84	0.32	0.01	2.71[6]	69,535	20
08-31-2022	12.11	0.26[6]	(1.82)	(1.56)	(0.25)	(0.93)	(1.18)	9.37	(14.36)	0.28	0.01	2.41[6]	63,101	45
Class 1
08-31-2026	9.82	0.32[6]	0.81	1.13	(0.34)	(0.48)	(0.82)	10.13	12.13	0.37	0.05	3.20[6]	420,750	19
08-31-2025	9.39	0.29[6]	0.47	0.76	(0.31)	(0.02)	(0.33)	9.82	8.38	0.36	0.05	3.13[6]	449,964	26
08-31-2024	8.51	0.28[6]	0.93	1.21	(0.33)	—[7]	(0.33)	9.39	14.50	0.36	0.05	3.18[6]	557,449	17
08-31-2023	9.38	0.23[6]	0.22	0.45	(0.19)	(1.13)	(1.32)	8.51	5.91	0.36	0.05	2.71[6]	636,988	20
08-31-2022	12.12	0.25[6]	(1.82)	(1.57)	(0.24)	(0.93)	(1.17)	9.38	(14.40)	0.32	0.05	2.34[6]	731,490	45

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, less than $0.005 and less than $0.005 per share and less than 0.005%, 0.02%, 0.03%, 0.02% and 0.04%, for the periods ended 8-31-26, 8-31-25, 8-31-24, 8-31-23 and 8-31-22, respectively.
[7] Less than $0.005 per share.
[8] Less than 0.005%.
45	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2020 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2026	8.86	0.28[6]	0.62	0.90	(0.31)	(0.23)	(0.54)	9.22	10.50	0.77	0.41	3.09[6]	137,999	21
08-31-2025	8.53	0.26[6]	0.35	0.61	(0.26)	(0.02)	(0.28)	8.86	7.47	0.76	0.41	3.02[6]	143,126	21
08-31-2024	7.80	0.25[6]	0.74	0.99	(0.26)	—[7]	(0.26)	8.53	12.92	0.76	0.42	3.10[6]	157,367	19
08-31-2023	8.51	0.21[6]	0.13	0.34	(0.22)	(0.83)	(1.05)	7.80	4.76	0.75	0.42	2.67[6]	161,772	19
08-31-2022	10.90	0.22[6]	(1.49)	(1.27)	(0.22)	(0.90)	(1.12)	8.51	(13.07)	0.72	0.42	2.32[6]	176,088	38
Class I
08-31-2026	8.89	0.31[6]	0.61	0.92	(0.33)	(0.23)	(0.56)	9.25	10.80	0.47	0.11	3.41[6]	53	21
08-31-2025	8.56	0.29[6]	0.35	0.64	(0.29)	(0.02)	(0.31)	8.89	7.77	0.46	0.11	3.41[6]	250	21
08-31-2024	7.81	0.26[6]	0.77	1.03	(0.28)	—[7]	(0.28)	8.56	13.48	0.46	0.12	3.33[6]	286	19
08-31-2023	8.53	0.22[6]	0.13	0.35	(0.24)	(0.83)	(1.07)	7.81	4.97	0.46	0.12	2.77[6]	921	19
08-31-2022	10.92	0.29[6]	(1.53)	(1.24)	(0.25)	(0.90)	(1.15)	8.53	(12.78)	0.42	0.12	2.98[6]	344	38
Class R2
08-31-2026	8.80	0.27[6]	0.61	0.88	(0.30)	(0.23)	(0.53)	9.15	10.36	0.85	0.49	3.03[6]	2,622	21
08-31-2025	8.48	0.25[6]	0.35	0.60	(0.26)	(0.02)	(0.28)	8.80	7.43	0.86	0.51	2.96[6]	2,787	21
08-31-2024	7.74	0.24[6]	0.75	0.99	(0.25)	—[7]	(0.25)	8.48	12.92	0.83	0.49	2.97[6]	5,136	19
08-31-2023	8.46	0.20[6]	0.12	0.32	(0.21)	(0.83)	(1.04)	7.74	4.54	0.85	0.51	2.60[6]	4,220	19
08-31-2022	10.84	0.21[6]	(1.48)	(1.27)	(0.21)	(0.90)	(1.11)	8.46	(13.13)	0.81	0.50	2.22[6]	5,397	38
Class R4
08-31-2026	8.81	0.29[6]	0.60	0.89	(0.32)	(0.23)	(0.55)	9.15	10.63	0.71	0.26	3.22[6]	47	21
08-31-2025	8.48	0.26[6]	0.37	0.63	(0.28)	(0.02)	(0.30)	8.81	7.57	0.70	0.25	3.10[6]	41	21
08-31-2024	7.75	0.29[6]	0.71	1.00	(0.27)	—[7]	(0.27)	8.48	13.18	0.70	0.26	3.68[6]	73	19
08-31-2023	8.46	0.22[6]	0.13	0.35	(0.23)	(0.83)	(1.06)	7.75	4.97	0.70	0.26	2.81[6]	342	19
08-31-2022	10.85	0.28[6]	(1.53)	(1.25)	(0.24)	(0.90)	(1.14)	8.46	(12.99)	0.66	0.26	2.80[6]	263	38
Class R5
08-31-2026	8.86	0.31[6]	0.61	0.92	(0.34)	(0.23)	(0.57)	9.21	10.78	0.41	0.05	3.48[6]	2,935	21
08-31-2025	8.53	0.34[6]	0.30	0.64	(0.29)	(0.02)	(0.31)	8.86	7.86	0.40	0.05	3.95[6]	2,930	21
08-31-2024	7.79	0.28[6]	0.75	1.03	(0.29)	—[7]	(0.29)	8.53	13.45	0.40	0.06	3.52[6]	7,088	19
08-31-2023	8.51	0.24[6]	0.12	0.36	(0.25)	(0.83)	(1.08)	7.79	5.06	0.39	0.05	3.02[6]	7,670	19
08-31-2022	10.90	0.26[6]	(1.49)	(1.23)	(0.26)	(0.90)	(1.16)	8.51	(12.75)	0.36	0.06	2.71[6]	7,380	38
Class R6
08-31-2026	8.83	0.33[6]	0.59	0.92	(0.34)	(0.23)	(0.57)	9.18	10.87	0.36	—[8]	3.66[6]	12,882	21
08-31-2025	8.51	0.29[6]	0.35	0.64	(0.30)	(0.02)	(0.32)	8.83	7.82	0.35	0.01	3.43[6]	21,544	21
08-31-2024	7.77	0.28[6]	0.75	1.03	(0.29)	—[7]	(0.29)	8.51	13.55	0.35	0.01	3.54[6]	23,423	19
08-31-2023	8.49	0.24[6]	0.12	0.36	(0.25)	(0.83)	(1.08)	7.77	5.13	0.35	0.01	3.09[6]	31,413	19
08-31-2022	10.88	0.26[6]	(1.49)	(1.23)	(0.26)	(0.90)	(1.16)	8.49	(12.73)	0.31	0.01	2.73[6]	29,900	38
Class 1
08-31-2026	8.85	0.31[6]	0.62	0.93	(0.34)	(0.23)	(0.57)	9.21	10.91	0.41	0.05	3.44[6]	178,081	21
08-31-2025	8.53	0.29[6]	0.34	0.63	(0.29)	(0.02)	(0.31)	8.85	7.75	0.40	0.05	3.40[6]	191,978	21
08-31-2024	7.79	0.28[6]	0.75	1.03	(0.29)	—[7]	(0.29)	8.53	13.47	0.39	0.05	3.48[6]	245,159	19
08-31-2023	8.50	0.24[6]	0.13	0.37	(0.25)	(0.83)	(1.08)	7.79	5.20	0.39	0.05	3.06[6]	283,344	19
08-31-2022	10.90	0.26[6]	(1.50)	(1.24)	(0.26)	(0.90)	(1.16)	8.50	(12.84)	0.35	0.05	2.69[6]	330,749	38

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, less than $0.005 and less than $0.005 per share and less than 0.005%, 0.03%, 0.03%, 0.02% and 0.04%, for the periods ended 8-31-26, 8-31-25, 8-31-24, 8-31-23 and 8-31-22, respectively.
[7] Less than $0.005 per share.
[8] Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	46

Financial highlights continued
Multimanager 2015 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2026	8.12	0.27[6]	0.45	0.72	(0.28)	(0.24)	(0.52)	8.32	9.26	0.85	0.41	3.34[6]	72,519	30
08-31-2025	7.85	0.25[6]	0.29	0.54	(0.26)	(0.01)	(0.27)	8.12	7.15	0.84	0.41	3.25[6]	74,535	22
08-31-2024	7.24	0.25[6]	0.61	0.86	(0.25)	—[7]	(0.25)	7.85	12.15	0.85	0.42	3.34[6]	77,344	19
08-31-2023	7.84	0.21[6]	0.09	0.30	(0.22)	(0.68)	(0.90)	7.24	4.55	0.83	0.42	2.93[6]	77,802	17
08-31-2022	9.73	0.22[6]	(1.27)	(1.05)	(0.22)	(0.62)	(0.84)	7.84	(11.87)	0.78	0.42	2.56[6]	85,355	36
Class I
08-31-2026	8.12	0.30[6]	0.44	0.74	(0.31)	(0.24)	(0.55)	8.31	9.46	0.55	0.11	3.63[6]	126	30
08-31-2025	7.85	0.28[6]	0.28	0.56	(0.28)	(0.01)	(0.29)	8.12	7.47	0.54	0.11	3.60[6]	115	22
08-31-2024	7.24	0.26[6]	0.62	0.88	(0.27)	—[7]	(0.27)	7.85	12.47	0.55	0.12	3.50[6]	149	19
08-31-2023	7.84	0.23[6]	0.10	0.33	(0.25)	(0.68)	(0.93)	7.24	4.92	0.53	0.11	3.13[6]	703	17
08-31-2022	9.74	0.24[6]	(1.29)	(1.05)	(0.24)	(0.61)	(0.85)	7.84	(11.69)	0.48	0.12	2.81[6]	1,399	36
Class R2
08-31-2026	8.05	0.26[6]	0.45	0.71	(0.28)	(0.24)	(0.52)	8.24	9.11	0.94	0.50	3.23[6]	531	30
08-31-2025	7.79	0.24[6]	0.28	0.52	(0.25)	(0.01)	(0.26)	8.05	6.98	0.93	0.50	3.15[6]	530	22
08-31-2024	7.18	0.24[6]	0.62	0.86	(0.25)	—[7]	(0.25)	7.79	12.16	0.94	0.51	3.28[6]	469	19
08-31-2023	7.78	0.21[6]	0.08	0.29	(0.21)	(0.68)	(0.89)	7.18	4.47	0.92	0.51	2.88[6]	493	17
08-31-2022	9.67	0.20[6]	(1.26)	(1.06)	(0.21)	(0.62)	(0.83)	7.78	(12.03)	0.87	0.51	2.19[6]	621	36
Class R4
08-31-2026	8.14	0.30[6]	0.44	0.74	(0.31)	(0.24)	(0.55)	8.33	9.41	0.69	0.16	3.62[6]	20	30
08-31-2025	7.87	0.28[6]	0.28	0.56	(0.28)	(0.01)	(0.29)	8.14	7.45	0.69	0.16	3.52[6]	20	22
08-31-2024	7.25	0.27[6]	0.62	0.89	(0.27)	—[7]	(0.27)	7.87	12.58	0.69	0.15	3.61[6]	19	19
08-31-2023	7.85	0.24[6]	0.08	0.32	(0.24)	(0.68)	(0.92)	7.25	4.79	0.67	0.16	3.23[6]	18	17
08-31-2022	9.75	0.25[6]	(1.28)	(1.03)	(0.25)	(0.62)	(0.87)	7.85	(11.65)	0.63	0.16	2.85[6]	8	36
Class R5
08-31-2026	8.11	0.27[6]	0.47	0.74	(0.31)	(0.24)	(0.55)	8.30	9.66	0.49	0.06	3.34[6]	249	30
08-31-2025	7.84	0.34[6]	0.23	0.57	(0.29)	(0.01)	(0.30)	8.11	7.41	0.48	0.05	4.34[6]	56	22
08-31-2024	7.23	0.27[6]	0.62	0.89	(0.28)	—[7]	(0.28)	7.84	12.55	0.49	0.06	3.64[6]	530	19
08-31-2023	7.83	0.24[6]	0.09	0.33	(0.25)	(0.68)	(0.93)	7.23	4.98	0.47	0.06	3.27[6]	487	17
08-31-2022	9.73	0.24[6]	(1.27)	(1.03)	(0.25)	(0.62)	(0.87)	7.83	(11.66)	0.42	0.06	2.82[6]	516	36
Class R6
08-31-2026	8.13	0.31[6]	0.45	0.76	(0.32)	(0.24)	(0.56)	8.33	9.69	0.44	—[8]	3.77[6]	8,621	30
08-31-2025	7.86	0.28[6]	0.29	0.57	(0.29)	(0.01)	(0.30)	8.13	7.58	0.44	0.01	3.66[6]	10,188	22
08-31-2024	7.24	0.28[6]	0.62	0.90	(0.28)	—[7]	(0.28)	7.86	12.73	0.44	0.01	3.80[6]	7,816	19
08-31-2023	7.85	0.24[6]	0.08	0.32	(0.25)	(0.68)	(0.93)	7.24	4.89	0.42	0.01	3.35[6]	10,008	17
08-31-2022	9.74	0.26[6]	(1.28)	(1.02)	(0.25)	(0.62)	(0.87)	7.85	(11.49)	0.37	0.01	2.98[6]	9,685	36
Class 1
08-31-2026	8.12	0.30[6]	0.45	0.75	(0.31)	(0.24)	(0.55)	8.32	9.53	0.49	0.05	3.72[6]	74,289	30
08-31-2025	7.85	0.28[6]	0.29	0.57	(0.29)	(0.01)	(0.30)	8.12	7.55	0.48	0.05	3.61[6]	69,404	22
08-31-2024	7.24	0.27[6]	0.62	0.89	(0.28)	—[7]	(0.28)	7.85	12.55	0.48	0.05	3.72[6]	76,553	19
08-31-2023	7.84	0.24[6]	0.09	0.33	(0.25)	(0.68)	(0.93)	7.24	4.98	0.47	0.05	3.30[6]	85,981	17
08-31-2022	9.73	0.26[6]	(1.29)	(1.03)	(0.25)	(0.61)	(0.86)	7.84	(11.53)	0.42	0.05	2.94[6]	99,848	36

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, less than $0.005 and less than $0.005 per share and 0.01%, 0.02%, 0.03%, 0.02% and 0.04%, for the periods ended 8-31-26, 8-31-25, 8-31-24, 8-31-23 and 8-31-22, respectively.
[7] Less than $0.005 per share.
[8] Less than 0.005%.
47	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2010 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
08-31-2026	8.10	0.29[6]	0.35	0.64	(0.33)	(0.13)	(0.46)	8.28	8.13	0.90	0.41	3.61[6]	36,809	27
08-31-2025	7.89	0.28[6]	0.23	0.51	(0.29)	(0.01)	(0.30)	8.10	6.70	0.89	0.41	3.54[6]	37,541	23
08-31-2024	7.36	0.27[6]	0.54	0.81	(0.28)	—[7]	(0.28)	7.89	11.21	0.90	0.42	3.59[6]	39,158	24
08-31-2023	7.78	0.23[6]	0.07	0.30	(0.24)	(0.48)	(0.72)	7.36	4.37	0.88	0.42	3.18[6]	39,826	25
08-31-2022	9.41	0.24[6]	(1.16)	(0.92)	(0.22)	(0.49)	(0.71)	7.78	(10.62)	0.83	0.42	2.79[6]	42,560	39
Class I
08-31-2026	8.10	0.32[6]	0.34	0.66	(0.35)	(0.13)	(0.48)	8.28	8.44	0.60	0.11	3.93[6]	44	27
08-31-2025	7.90	0.30[6]	0.22	0.52	(0.31)	(0.01)	(0.32)	8.10	6.89	0.59	0.11	3.84[6]	42	23
08-31-2024	7.35	0.30[6]	0.55	0.85	(0.30)	—[7]	(0.30)	7.90	11.82	0.61	0.12	3.96[6]	40	24
08-31-2023	7.79	0.26[6]	0.04	0.30	(0.26)	(0.48)	(0.74)	7.35	4.45	0.57	0.11	3.49[6]	279	25
08-31-2022	9.41	0.26[6]	(1.14)	(0.88)	(0.25)	(0.49)	(0.74)	7.79	(10.24)	0.53	0.12	3.06[6]	515	39
Class R2
08-31-2026	8.09	0.29[6]	0.34	0.63	(0.32)	(0.13)	(0.45)	8.27	7.92	0.99	0.51	3.50[6]	101	27
08-31-2025	7.88	0.29[6]	0.21	0.50	(0.28)	(0.01)	(0.29)	8.09	6.61	0.98	0.50	3.72[6]	101	23
08-31-2024	7.34	0.24[6]	0.57	0.81	(0.27)	—[7]	(0.27)	7.88	11.28	0.97	0.49	3.22[6]	488	24
08-31-2023	7.77	0.23[6]	0.05	0.28	(0.23)	(0.48)	(0.71)	7.34	4.13	0.96	0.50	3.15[6]	132	25
08-31-2022	9.39	0.23[6]	(1.15)	(0.92)	(0.21)	(0.49)	(0.70)	7.77	(10.59)	0.91	0.50	2.71[6]	553	39
Class R6
08-31-2026	8.12	0.34[6]	0.33	0.67	(0.36)	(0.13)	(0.49)	8.30	8.55	0.49	—[8]	4.16[6]	4,240	27
08-31-2025	7.91	0.31[6]	0.23	0.54	(0.32)	(0.01)	(0.33)	8.12	7.12	0.48	0.01	3.95[6]	8,666	23
08-31-2024	7.37	0.30[6]	0.55	0.85	(0.31)	—[7]	(0.31)	7.91	11.77	0.49	0.01	4.04[6]	8,675	24
08-31-2023	7.80	0.26[6]	0.06	0.32	(0.27)	(0.48)	(0.75)	7.37	4.69	0.47	0.01	3.57[6]	10,420	25
08-31-2022	9.43	0.28[6]	(1.16)	(0.88)	(0.26)	(0.49)	(0.75)	7.80	(10.22)	0.42	0.01	3.21[6]	10,168	39
Class 1
08-31-2026	8.11	0.32[6]	0.36	0.68	(0.36)	(0.13)	(0.49)	8.30	8.50	0.54	0.05	3.96[6]	62,527	27
08-31-2025	7.91	0.31[6]	0.21	0.52	(0.31)	(0.01)	(0.32)	8.11	7.08	0.53	0.05	3.90[6]	63,423	23
08-31-2024	7.36	0.30[6]	0.55	0.85	(0.30)	—[7]	(0.30)	7.91	11.74	0.54	0.05	3.96[6]	73,487	24
08-31-2023	7.79	0.26[6]	0.06	0.32	(0.27)	(0.48)	(0.75)	7.36	4.64	0.51	0.05	3.55[6]	78,429	25
08-31-2022	9.42	0.27[6]	(1.16)	(0.89)	(0.25)	(0.49)	(0.74)	7.79	(10.27)	0.46	0.05	3.17[6]	87,991	39

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, less than $0.005 and less than $0.005 per share and 0.01%, 0.03%, 0.03%, 0.03% and 0.05%, for the periods ended 8-31-26, 8-31-25, 8-31-24, 8-31-23 and 8-31-22, respectively.
[7] Less than $0.005 per share.
[8] Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	48

Notes to financial statements
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, thirteen of which are presented in this report (collectively, Multimanager Lifetime Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objective of each portfolio is to seek high total return through the portfolio’s target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements.  These are available on the Securities and Exchange Commission (SEC) website at sec.gov.  John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
49	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

The following is a summary of the values by input classification of the portfolios’ investments as of August 31, 2026, by major security category or type:
	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2070 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$11,891,397	$11,891,397	—	—
Unaffiliated investment companies	811,109	811,109	—	—
U.S. Government and Agency obligations	51,816	—	$51,816	—
Short-term investments	34,047	34,047	—	—
Total investments in securities	$12,788,369	$12,736,553	$51,816	—

Multimanager 2065 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$158,504,735	$158,504,735	—	—
Unaffiliated investment companies	10,762,905	10,762,905	—	—
Common stocks	1,358	328	$237	$793
U.S. Government and Agency obligations	705,050	—	705,050	—
Warrants	38	22	16	—
Rights	—	—	—	—
Short-term investments	1,934	1,934	—	—
Total investments in securities	$169,976,020	$169,269,924	$705,303	$793

Multimanager 2060 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$333,986,462	$333,986,462	—	—
Unaffiliated investment companies	22,601,853	22,601,853	—	—
Common stocks	7,926	845	$593	$6,488
U.S. Government and Agency obligations	1,676,544	—	1,676,544	—
Warrants	98	57	41	—
Rights	—	—	—	—
Short-term investments	5,426	5,426	—	—
Total investments in securities	$358,278,309	$356,594,643	$1,677,178	$6,488

Multimanager 2055 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$450,134,415	$450,134,415	—	—
Unaffiliated investment companies	30,509,280	30,509,280	—	—
Common stocks	13,532	1,149	$842	$11,541
U.S. Government and Agency obligations	2,250,924	—	2,250,924	—
Warrants	134	78	56	—
Rights	—	—	—	—
Short-term investments	7,431	7,431	—	—
Total investments in securities	$482,915,716	$480,652,353	$2,251,822	$11,541

Multimanager 2050 Lifetime Portfolio
Investments in securities:
Assets
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	50

	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2050 Lifetime Portfolio (continued)
Affiliated investment companies	$650,676,489	$650,676,489	—	—
Unaffiliated investment companies	43,712,011	43,712,011	—	—
Common stocks	22,783	1,690	$1,227	$19,866
U.S. Government and Agency obligations	3,192,354	—	3,192,354	—
Warrants	197	115	82	—
Rights	—	—	—	—
Short-term investments	11,369	11,369	—	—
Total investments in securities	$697,615,203	$694,401,674	$3,193,663	$19,866

Multimanager 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$958,636,003	$958,636,003	—	—
Unaffiliated investment companies	59,202,001	59,202,001	—	—
Common stocks	37,355	2,461	$1,789	$33,105
U.S. Government and Agency obligations	6,442,385	—	6,442,385	—
Warrants	288	168	120	—
Rights	—	—	—	—
Short-term investments	18,142	18,142	—	—
Total investments in securities	$1,024,336,174	$1,017,858,775	$6,444,294	$33,105

Multimanager 2040 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$993,019,454	$993,019,454	—	—
Unaffiliated investment companies	57,363,683	57,363,683	—	—
Common stocks	38,849	2,568	$1,849	$34,432
U.S. Government and Agency obligations	8,419,588	—	8,419,588	—
Warrants	300	175	125	—
Rights	—	—	—	—
Short-term investments	1,384	1,384	—	—
Total investments in securities	$1,058,843,258	$1,050,387,264	$8,421,562	$34,432

Multimanager 2035 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,107,216,599	$1,107,216,599	—	—
Unaffiliated investment companies	59,322,605	59,322,605	—	—
Common stocks	40,843	2,650	$1,922	$36,271
U.S. Government and Agency obligations	23,875,098	—	23,875,098	—
Warrants	310	180	130	—
Rights	—	—	—	—
Short-term investments	22,140	22,140	—	—
Total investments in securities	$1,190,477,595	$1,166,564,174	$23,877,150	$36,271

Multimanager 2030 Lifetime Portfolio
Investments in securities:
Assets
51	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2030 Lifetime Portfolio (continued)
Affiliated investment companies	$1,003,589,254	$1,003,589,254	—	—
Unaffiliated investment companies	41,819,046	41,819,046	—	—
Common stocks	41,952	2,502	$1,819	$37,631
U.S. Government and Agency obligations	40,478,560	—	40,478,560	—
Warrants	293	170	123	—
Rights	—	—	—	—
Short-term investments	21,544	21,544	—	—
Total investments in securities	$1,085,950,649	$1,045,432,516	$40,480,502	$37,631

Multimanager 2025 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$595,174,208	$595,174,208	—	—
Unaffiliated investment companies	21,590,373	21,590,373	—	—
Common stocks	29,723	1,362	$976	$27,385
U.S. Government and Agency obligations	33,884,943	—	33,884,943	—
Warrants	158	92	66	—
Rights	—	—	—	—
Short-term investments	14,202	14,202	—	—
Total investments in securities	$650,693,607	$616,780,237	$33,885,985	$27,385

Multimanager 2020 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$301,057,988	$301,057,988	—	—
Unaffiliated investment companies	10,979,712	10,979,712	—	—
Common stocks	13,249	533	$385	$12,331
U.S. Government and Agency obligations	22,427,684	—	22,427,684	—
Warrants	62	36	26	—
Rights	—	—	—	—
Short-term investments	8,690	8,690	—	—
Total investments in securities	$334,487,385	$312,046,959	$22,428,095	$12,331

Multimanager 2015 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$139,249,082	$139,249,082	—	—
Unaffiliated investment companies	4,427,987	4,427,987	—	—
Common stocks	3,986	148	$104	$3,734
U.S. Government and Agency obligations	12,621,464	—	12,621,464	—
Warrants	17	10	7	—
Rights	—	—	—	—
Short-term investments	4,560	4,560	—	—
Total investments in securities	$156,307,096	$143,681,787	$12,621,575	$3,734

Multimanager 2010 Lifetime Portfolio
Investments in securities:
Assets
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	52

	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2010 Lifetime Portfolio (continued)
Affiliated investment companies	$90,841,413	$90,841,413	—	—
Unaffiliated investment companies	2,990,211	2,990,211	—	—
Common stocks	2,277	107	$74	$2,096
U.S. Government and Agency obligations	9,854,392	—	9,854,392	—
Warrants	12	7	5	—
Rights	—	—	—	—
Short-term investments	3,350	3,350	—	—
Total investments in securities	$103,691,655	$93,835,088	$9,854,471	$2,096
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with The Bank of New York Mellon as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 12, 2027 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to July 13, 2026, a similar syndicated line of credit agreement was held with Citibank N.A. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the year ended August 31, 2026, the portfolios had no borrowings under the line of credit.
Commitment fees for the year ended August 31, 2026 were as follows:
Portfolio	Commitment fee
Multimanager 2070 Lifetime Portfolio	$24
Multimanager 2065 Lifetime Portfolio	767
Multimanager 2060 Lifetime Portfolio	1,739
Multimanager 2055 Lifetime Portfolio	2,336
Multimanager 2050 Lifetime Portfolio	3,291
Multimanager 2045 Lifetime Portfolio	4,842
Multimanager 2040 Lifetime Portfolio	4,925
Multimanager 2035 Lifetime Portfolio	5,643
53	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Portfolio	Commitment fee
Multimanager 2030 Lifetime Portfolio	$5,381
Multimanager 2025 Lifetime Portfolio	3,368
Multimanager 2020 Lifetime Portfolio	1,730
Multimanager 2015 Lifetime Portfolio	776
Multimanager 2010 Lifetime Portfolio	517
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.The Multimanager 2070 Lifetime Portfolio incurred offering costs of $96,939 which are amortized over the portfolio’s first year of operations. During the year ended August 31, 2026, $62,944 of offering costs were expensed and are included in Offering costs within the Statements of Operations.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2026, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on August 31, 2026, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager 2070 Lifetime Portfolio	$11,993,637	$801,884	$(7,152)	$794,732
Multimanager 2065 Lifetime Portfolio	134,323,721	35,852,543	(200,244)	35,652,299
Multimanager 2060 Lifetime Portfolio	271,420,951	87,327,075	(469,717)	86,857,358
Multimanager 2055 Lifetime Portfolio	363,814,032	119,725,932	(624,248)	119,101,684
Multimanager 2050 Lifetime Portfolio	525,854,586	172,677,782	(917,165)	171,760,617
Multimanager 2045 Lifetime Portfolio	762,075,547	264,291,839	(2,031,212)	262,260,627
Multimanager 2040 Lifetime Portfolio	818,386,906	243,734,395	(3,278,043)	240,456,352
Multimanager 2035 Lifetime Portfolio	954,346,264	241,950,129	(5,818,798)	236,131,331
Multimanager 2030 Lifetime Portfolio	906,514,571	187,572,779	(8,136,701)	179,436,078
Multimanager 2025 Lifetime Portfolio	580,012,945	76,608,377	(5,927,715)	70,680,662
Multimanager 2020 Lifetime Portfolio	308,598,746	31,510,944	(5,622,305)	25,888,639
Multimanager 2015 Lifetime Portfolio	148,535,175	10,851,979	(3,080,058)	7,771,921
Multimanager 2010 Lifetime Portfolio	101,689,429	3,434,593	(1,432,367)	2,002,226
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
The tax character of distributions for the year ended August 31, 2026 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Multimanager 2070 Lifetime Portfolio	$32,490	—	$32,490
Multimanager 2065 Lifetime Portfolio	2,572,088	$4,828,108	7,400,196
Multimanager 2060 Lifetime Portfolio	6,170,823	14,148,320	20,319,143
Multimanager 2055 Lifetime Portfolio	8,153,924	21,548,710	29,702,634
Multimanager 2050 Lifetime Portfolio	11,354,088	34,033,753	45,387,841
Multimanager 2045 Lifetime Portfolio	18,419,705	64,851,184	83,270,889
Multimanager 2040 Lifetime Portfolio	21,123,117	62,194,106	83,317,223
Multimanager 2035 Lifetime Portfolio	27,567,037	64,305,168	91,872,205
Multimanager 2030 Lifetime Portfolio	31,298,867	54,806,333	86,105,200
Multimanager 2025 Lifetime Portfolio	23,912,784	30,602,119	54,514,903
Multimanager 2020 Lifetime Portfolio	12,999,829	8,049,054	21,048,883
Multimanager 2015 Lifetime Portfolio	5,924,538	4,168,205	10,092,743
Multimanager 2010 Lifetime Portfolio	4,419,255	1,458,599	5,877,854
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	54

The tax character of distributions for the year ended August 31, 2025 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Multimanager 2065 Lifetime Portfolio	$1,795,017	$1,930,780	$3,725,797
Multimanager 2060 Lifetime Portfolio	5,256,940	4,244,818	9,501,758
Multimanager 2055 Lifetime Portfolio	7,426,764	5,748,612	13,175,376
Multimanager 2050 Lifetime Portfolio	10,438,891	8,246,223	18,685,114
Multimanager 2045 Lifetime Portfolio	19,739,287	10,206,353	29,945,640
Multimanager 2040 Lifetime Portfolio	22,044,303	6,123,908	28,168,211
Multimanager 2035 Lifetime Portfolio	28,464,854	2,310,342	30,775,196
Multimanager 2030 Lifetime Portfolio	31,411,214	—	31,411,214
Multimanager 2025 Lifetime Portfolio	26,296,960	—	26,296,960
Multimanager 2020 Lifetime Portfolio	14,509,297	—	14,509,297
Multimanager 2015 Lifetime Portfolio	5,738,306	—	5,738,306
Multimanager 2010 Lifetime Portfolio	4,588,734	—	4,588,734
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
Multimanager 2070 Lifetime Portfolio	$7,413	$47,988
Multimanager 2065 Lifetime Portfolio	387,595	7,392,857
Multimanager 2060 Lifetime Portfolio	1,113,721	21,561,498
Multimanager 2055 Lifetime Portfolio	1,668,997	28,447,941
Multimanager 2050 Lifetime Portfolio	2,804,849	40,092,307
Multimanager 2045 Lifetime Portfolio	6,138,282	62,066,540
Multimanager 2040 Lifetime Portfolio	8,197,039	59,225,653
Multimanager 2035 Lifetime Portfolio	13,555,137	59,985,809
Multimanager 2030 Lifetime Portfolio	15,286,442	58,502,956
Multimanager 2025 Lifetime Portfolio	11,319,606	33,264,796
Multimanager 2020 Lifetime Portfolio	6,196,190	13,773,852
Multimanager 2015 Lifetime Portfolio	3,219,044	5,245,269
Multimanager 2010 Lifetime Portfolio	2,349,484	3,098,699
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
55	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
Other assets	0.510%	0.500%
Expense reimbursements. The Advisor has contractually agreed to reduce its management fees or if necessary make payment to each portfolio in an amount by which certain expenses, including underlying fund expenses (acquired fund fees), exceed the amount indicated below of the respective portfolio’s average net assets.
Portfolio	Expense limitation as a percentage of average net assets
Multimanager 2070 Lifetime Portfolio	0.58%
Multimanager 2065 Lifetime Portfolio	0.58%
Multimanager 2060 Lifetime Portfolio	0.58%
Multimanager 2055 Lifetime Portfolio	0.58%
Multimanager 2050 Lifetime Portfolio	0.58%
Multimanager 2045 Lifetime Portfolio	0.58%
Multimanager 2040 Lifetime Portfolio	0.58%
Portfolio	Expense limitation as a percentage of average net assets
Multimanager 2035 Lifetime Portfolio	0.58%
Multimanager 2030 Lifetime Portfolio	0.57%
Multimanager 2025 Lifetime Portfolio	0.56%
Multimanager 2020 Lifetime Portfolio	0.54%
Multimanager 2015 Lifetime Portfolio	0.52%
Multimanager 2010 Lifetime Portfolio	0.50%

Prior to January 1, 2026, the Advisor had contractually agreed to reduce its management fees or if necessary make payment to each portfolio in an amount by which certain expenses, including underlying fund expenses (acquired fund fees), exceeded the amount indicated below of the respective portfolio’s average net assets.
Portfolio	Expense limitation as a percentage of average net assets
Multimanager 2055 Lifetime Portfolio	0.59%
Multimanager 2050 Lifetime Portfolio	0.60%
Portfolio	Expense limitation as a percentage of average net assets
Multimanager 2035 Lifetime Portfolio	0.59%

Expenses include acquired fund fees and all portfolio expenses other than (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, (e) Rule 12b-1 fees, (f) transfer agent fees and service fees, (g) shareholder servicing fees, (h) borrowing costs, (i) prime brokerage fees, and (j) short dividend expense. This agreement expires on December 31, 2026, unless renewed by mutual agreement of the portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Payments under this arrangement are intended to reimburse the portfolios for a portion of the indirect net expenses associated with the portfolios’ investments in underlying funds. Amounts received in excess of portfolio level operating expenses, if any, are included as Other income received from advisor in the Statements of operations.
Additionally, the Advisor has voluntarily agreed to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio’s first $7.5 billion of average net assets and 0.50% of the portfolio’s average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	56

For the year ended August 31, 2026, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Total
Multimanager 2070 Lifetime Portfolio	$9,093	—	—	—	—	$5,136	$183,773	$198,002
Multimanager 2065 Lifetime Portfolio	10,851	$269	$27	$334	$4,431	31,280	513,290	560,482
Multimanager 2060 Lifetime Portfolio	48,510	558	1,651	68	8,201	105,056	869,930	1,033,974
Multimanager 2055 Lifetime Portfolio	124,859	292	2,603	190	12,766	119,515	1,065,971	1,326,196
Multimanager 2050 Lifetime Portfolio	282,235	538	9,315	96	11,889	157,749	1,339,957	1,801,779
Multimanager 2045 Lifetime Portfolio	521,379	2,439	20,164	1,453	16,064	172,131	1,969,824	2,703,454
Multimanager 2040 Lifetime Portfolio	570,372	3,192	17,031	823	11,140	151,587	1,961,495	2,715,640
Multimanager 2035 Lifetime Portfolio	651,099	487	30,313	623	10,362	235,673	2,282,656	3,211,213
Multimanager 2030 Lifetime Portfolio	689,823	4,432	26,287	900	15,762	205,188	2,150,723	3,093,115
Multimanager 2025 Lifetime Portfolio	566,165	8,693	15,906	2,174	25,863	157,183	1,336,756	2,112,740
Multimanager 2020 Lifetime Portfolio	507,835	389	9,836	159	10,557	62,922	639,503	1,231,201
Multimanager 2015 Lifetime Portfolio	322,262	531	2,390	87	566	40,274	308,863	674,973
Multimanager 2010 Lifetime Portfolio	182,292	210	506	—	—	30,071	286,143	499,222
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2026, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Multimanager 2070 Lifetime Portfolio	0.00%
Multimanager 2065 Lifetime Portfolio	0.00%
Multimanager 2060 Lifetime Portfolio	0.00%
Multimanager 2055 Lifetime Portfolio	0.00%
Multimanager 2050 Lifetime Portfolio	0.00%
Multimanager 2045 Lifetime Portfolio	0.00%
Multimanager 2040 Lifetime Portfolio	0.00%
Portfolio	Net Annual Effective Rate
Multimanager 2035 Lifetime Portfolio	0.00%
Multimanager 2030 Lifetime Portfolio	0.00%
Multimanager 2025 Lifetime Portfolio	0.00%
Multimanager 2020 Lifetime Portfolio	0.00%
Multimanager 2015 Lifetime Portfolio	0.00%
Multimanager 2010 Lifetime Portfolio	0.00%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2026, amounted to an annual rate of 0.02% of each portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—
The portfolios’ Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2026, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the year ended August 31, 2026:
Portfolio	Class R4
Multimanager 2065 Lifetime Portfolio	$90
Multimanager 2060 Lifetime Portfolio	23
Multimanager 2055 Lifetime Portfolio	66
Multimanager 2050 Lifetime Portfolio	35
Multimanager 2045 Lifetime Portfolio	516
Portfolio	Class R4
Multimanager 2040 Lifetime Portfolio	$297
Multimanager 2035 Lifetime Portfolio	217
Multimanager 2030 Lifetime Portfolio	310
Multimanager 2025 Lifetime Portfolio	687
Multimanager 2020 Lifetime Portfolio	44

57	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Portfolio	Class R4
Multimanager 2015 Lifetime Portfolio	$20
Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the year ended August 31, 2026:
Portfolio	Total net sales charges	Retained for printing prospectus, advertising and sales literature	Sales commission to unrelated broker-dealers
Multimanager 2065 Lifetime Portfolio	$3,877	$675	$3,202
Multimanager 2060 Lifetime Portfolio	7,967	1,292	6,675
Multimanager 2055 Lifetime Portfolio	7,590	1,235	6,355
Multimanager 2050 Lifetime Portfolio	9,309	1,565	7,744
Multimanager 2045 Lifetime Portfolio	7,352	1,208	6,144
Multimanager 2040 Lifetime Portfolio	15,945	2,677	13,268
Multimanager 2035 Lifetime Portfolio	13,300	2,319	10,981
Multimanager 2030 Lifetime Portfolio	16,751	2,829	13,922
Multimanager 2025 Lifetime Portfolio	6,016	1,004	5,012
Multimanager 2020 Lifetime Portfolio	2,979	475	2,504
Multimanager 2015 Lifetime Portfolio	1,134	179	955
Multimanager 2010 Lifetime Portfolio	56	9	47
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2026, CDSCs received by the Distributor for Class A shares were as follows:
Portfolio	Class A
Multimanager 2065 Lifetime Portfolio	$64
Multimanager 2055 Lifetime Portfolio	40
Multimanager 2050 Lifetime Portfolio	125
Multimanager 2040 Lifetime Portfolio	89
Multimanager 2035 Lifetime Portfolio	5
Multimanager 2030 Lifetime Portfolio	287
Multimanager 2025 Lifetime Portfolio	174
Multimanager 2020 Lifetime Portfolio	19
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2026 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager 2070 Lifetime Portfolio	Class A	$745	$273
	Class R6	—	3
	Class 1	2,247	—
	Total	$2,992	$276
Multimanager 2065 Lifetime Portfolio	Class A	$8,811	$3,219
	Class I	—	79
	Class R2	36	—
	Class R4	239	5
	Class R5	593	60
	Class R6	—	416
	Class 1	69,290	—
	Total	$78,969	$3,779
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	58

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager 2060 Lifetime Portfolio	Class A	$48,235	$17,619
	Class I	—	203
	Class R2	2,725	27
	Class R4	79	1
	Class R5	1,347	135
	Class R6	—	1,726
	Class 1	144,186	—
	Total	$196,572	$19,711
Multimanager 2055 Lifetime Portfolio	Class A	$130,235	$47,572
	Class I	—	110
	Class R2	4,512	45
	Class R4	173	3
	Class R5	2,166	220
	Class R6	—	2,072
	Class 1	185,305	—
	Total	$322,391	$50,022
Multimanager 2050 Lifetime Portfolio	Class A	$306,730	$112,032
	Class I	—	214
	Class R2	16,800	167
	Class R4	123	2
	Class R5	2,122	213
	Class R6	—	2,866
	Class 1	242,738	—
	Total	$568,513	$115,494
Multimanager 2045 Lifetime Portfolio	Class A	$556,270	$203,175
	Class I	—	951
	Class R2	35,768	355
	Class R4	1,805	26
	Class R5	2,818	283
	Class R6	—	3,018
	Class 1	350,304	—
	Total	$946,965	$207,808
Multimanager 2040 Lifetime Portfolio	Class A	$615,737	$224,886
	Class I	—	1,259
	Class R2	30,598	303
	Class R4	1,015	15
	Class R5	1,958	199
	Class R6	—	2,686
	Class 1	353,139	—
	Total	$1,002,447	$229,348
Multimanager 2035 Lifetime Portfolio	Class A	$680,766	$248,629
	Class I	—	185
	Class R2	52,700	522
	Class R4	763	11
	Class R5	1,786	179
	Class R6	—	4,066
	Class 1	397,872	—
	Total	$1,133,887	$253,592
Multimanager 2030 Lifetime Portfolio	Class A	$712,683	$260,271
	Class I	—	1,673
	Class R2	45,184	448
	Class R4	1,083	15
	Class R5	2,700	269
	Class R6	—	3,487
	Class 1	370,427	—
59	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Portfolio	Class	Distribution and service fees	Transfer agent fees
	Total	$1,132,077	$266,163
Multimanager 2025 Lifetime Portfolio	Class A	$536,523	$195,926
	Class I	—	3,011
	Class R2	25,053	248
	Class R4	2,396	34
	Class R5	4,111	405
	Class R6	—	2,447
	Class 1	211,133	—
	Total	$779,216	$202,071
Multimanager 2020 Lifetime Portfolio	Class A	$424,148	$154,879
	Class I	—	114
	Class R2	13,345	136
	Class R4	155	2
	Class R5	1,457	146
	Class R6	—	864
	Class 1	89,059	—
	Total	$528,164	$156,141
Multimanager 2015 Lifetime Portfolio	Class A	$220,970	$80,687
	Class I	—	133
	Class R2	2,717	27
	Class R4	50	1
	Class R5	65	6
	Class R6	—	456
	Class 1	35,325	—
	Total	$259,127	$81,310
Multimanager 2010 Lifetime Portfolio	Class A	$111,970	$40,887
	Class I	—	47
	Class R2	518	5
	Class R6	—	304
	Class 1	29,348	—
	Total	$141,836	$41,243
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the years ended August 31, 2026 and 2025 were as follows:
Multimanager 2070 Lifetime Portfolio	Year Ended 8-31-26		Period ended 8-31-25[1]
	Shares	Amount	Shares	Amount
Class A shares
Sold	65,526	$882,742	5,008	$50,091
Distributions reinvested	13	154	—	—
Repurchased	(3,307)	(41,957)	—	—
Net increase	62,232	$840,939	5,008	$50,091
Class R6 shares
Sold	—	—	5,000	$50,000
Net increase	—	—	5,000	$50,000
Class 1 shares
Sold	906,084	$11,584,400	48,026	$540,439
Distributions reinvested	2,548	30,679	—	—
Repurchased	(93,596)	(1,193,610)	—	(3)
Net increase	815,036	$10,421,469	48,026	$540,436
Total net increase	877,268	$11,262,408	58,034	$640,527

| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	60

[1]	Period from 4-24-25 (commencement of operations) through 8-31-25.

Multimanager 2065 Lifetime Portfolio	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	93,357	$1,493,175	102,096	$1,361,544
Distributions reinvested	8,412	123,997	3,801	49,603
Repurchased	(38,640)	(617,614)	(51,195)	(690,489)
Net increase	63,129	$999,558	54,702	$720,658
Class I shares
Sold	—	—	755	$10,001
Distributions reinvested	276	$4,076	237	3,086
Repurchased	(3,024)	(47,382)	(7,692)	(102,978)
Net decrease	(2,748)	$(43,306)	(6,700)	$(89,891)
Class R2 shares
Sold	138	$2,129	271	$3,633
Distributions reinvested	18	266	28	366
Repurchased	(705)	(10,692)	(5,008)	(70,135)
Net decrease	(549)	$(8,297)	(4,709)	$(66,136)
Class R4 shares
Sold	401	$6,217	406	$5,401
Distributions reinvested	38	554	10	132
Repurchased	(19)	(295)	(13)	(174)
Net increase	420	$6,476	403	$5,359
Class R5 shares
Sold	53,408	$807,725	37,035	$503,298
Distributions reinvested	3,247	47,919	1,392	18,178
Repurchased	(6,149)	(97,074)	(43,733)	(581,585)
Net increase (decrease)	50,506	$758,570	(5,306)	$(60,109)
Class R6 shares
Sold	188,686	$2,876,425	371,354	$5,026,669
Distributions reinvested	45,860	676,889	24,375	318,343
Repurchased	(814,136)	(12,420,490)	(104,463)	(1,403,834)
Net increase (decrease)	(579,590)	$(8,867,176)	291,266	$3,941,178
Class 1 shares
Sold	2,074,390	$32,202,075	2,389,153	$32,171,165
Distributions reinvested	443,576	6,542,742	255,459	3,333,743
Repurchased	(1,102,879)	(17,176,731)	(884,023)	(11,896,277)
Net increase	1,415,087	$21,568,086	1,760,589	$23,608,631
Total net increase	946,255	$14,413,911	2,090,245	$28,059,690

Multimanager 2060 Lifetime Portfolio	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	250,544	$4,070,589	228,126	$3,166,642
Distributions reinvested	55,257	844,334	26,934	367,377
Repurchased	(268,854)	(4,368,470)	(221,476)	(3,094,893)
Net increase	36,947	$546,453	33,584	$439,126
61	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Multimanager 2060 Lifetime Portfolio, Cont’d	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class I shares
Sold	9,861	$156,644	2,133	$30,136
Distributions reinvested	582	8,926	68	927
Repurchased	(99)	(1,613)	(4,285)	(62,730)
Net increase (decrease)	10,344	$163,957	(2,084)	$(31,667)
Class R2 shares
Sold	6,587	$107,708	24,771	$351,887
Distributions reinvested	1,790	27,343	805	10,981
Repurchased	(1,183)	(18,804)	(81,866)	(1,140,696)
Net increase (decrease)	7,194	$116,247	(56,290)	$(777,828)
Class R4 shares
Distributions reinvested	78	$1,198	43	$595
Repurchased	(94)	(1,483)	(3,928)	(57,456)
Net decrease	(16)	$(285)	(3,885)	$(56,861)
Class R5 shares
Sold	31,784	$511,238	63,351	$896,109
Distributions reinvested	9,536	145,989	7,514	102,647
Repurchased	(46,979)	(752,045)	(157,032)	(2,173,439)
Net decrease	(5,659)	$(94,818)	(86,167)	$(1,174,683)
Class R6 shares
Sold	497,853	$7,943,197	1,177,464	$16,618,391
Distributions reinvested	211,272	3,238,804	94,503	1,292,796
Repurchased	(2,970,993)	(46,974,587)	(559,049)	(7,942,086)
Net increase (decrease)	(2,261,868)	$(35,792,586)	712,918	$9,969,101
Class 1 shares
Sold	2,175,364	$35,646,666	1,747,808	$24,492,216
Distributions reinvested	1,046,499	16,032,358	564,318	7,714,226
Repurchased	(2,477,765)	(40,055,625)	(2,422,779)	(34,126,023)
Net increase (decrease)	744,098	$11,623,399	(110,653)	$(1,919,581)
Total net increase (decrease)	(1,468,960)	$(23,437,633)	487,423	$6,447,607

Multimanager 2055 Lifetime Portfolio	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	368,002	$5,180,660	461,536	$5,673,226
Distributions reinvested	188,515	2,518,555	83,290	999,478
Repurchased	(506,445)	(7,159,006)	(511,390)	(6,322,494)
Net increase	50,072	$540,209	33,436	$350,210
Class I shares
Sold	16,871	$239,429	21,918	$273,512
Distributions reinvested	414	5,546	112	1,348
Repurchased	(13,551)	(194,332)	(21,255)	(263,747)
Net increase	3,734	$50,643	775	$11,113
Class R2 shares
Sold	11,841	$169,144	20,961	$259,684
Distributions reinvested	3,775	50,397	2,012	24,127
Repurchased	(16,844)	(236,847)	(82,160)	(1,005,981)
Net decrease	(1,228)	$(17,306)	(59,187)	$(722,170)
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	62

Multimanager 2055 Lifetime Portfolio, Cont’d	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	146	$2,050	166	$2,050
Distributions reinvested	35	468	12	140
Repurchased	(12)	(176)	(5)	(69)
Net increase	169	$2,342	173	$2,121
Class R5 shares
Sold	42,776	$606,759	89,122	$1,109,930
Distributions reinvested	19,415	260,361	15,250	183,613
Repurchased	(59,430)	(834,296)	(244,132)	(2,931,033)
Net increase (decrease)	2,761	$32,824	(139,760)	$(1,637,490)
Class R6 shares
Sold	620,180	$8,682,399	1,451,943	$18,049,780
Distributions reinvested	309,260	4,144,084	138,462	1,665,704
Repurchased	(4,102,630)	(56,864,388)	(829,446)	(10,307,951)
Net increase (decrease)	(3,173,190)	$(44,037,905)	760,959	$9,407,533
Class 1 shares
Sold	3,708,124	$53,358,615	2,267,095	$27,914,566
Distributions reinvested	1,694,173	22,684,978	855,394	10,281,837
Repurchased	(4,212,569)	(59,729,748)	(4,442,937)	(54,641,100)
Net increase (decrease)	1,189,728	$16,313,845	(1,320,448)	$(16,444,697)
Total net decrease	(1,927,954)	$(27,115,348)	(724,052)	$(9,033,380)

Multimanager 2050 Lifetime Portfolio	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	505,695	$7,362,512	733,793	$9,303,845
Distributions reinvested	476,634	6,539,412	197,428	2,448,106
Repurchased	(915,100)	(13,353,552)	(999,749)	(12,750,564)
Net increase (decrease)	67,229	$548,372	(68,528)	$(998,613)
Class I shares
Sold	3,580	$51,887	9,213	$116,895
Distributions reinvested	877	12,055	396	4,915
Repurchased	(3,235)	(46,403)	(8,677)	(107,193)
Net increase	1,222	$17,539	932	$14,617
Class R2 shares
Sold	31,142	$445,902	38,538	$489,323
Distributions reinvested	15,332	210,201	7,635	94,600
Repurchased	(92,413)	(1,321,293)	(137,245)	(1,738,617)
Net decrease	(45,939)	$(665,190)	(91,072)	$(1,154,694)
Class R4 shares
Sold	389	$5,670	346	$4,409
Distributions reinvested	161	2,210	55	679
Repurchased	(11)	(160)	(11)	(145)
Net increase	539	$7,720	390	$4,943
63	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Multimanager 2050 Lifetime Portfolio, Cont’d	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	80,348	$1,157,905	67,491	$856,109
Distributions reinvested	19,836	272,946	14,468	179,841
Repurchased	(67,964)	(988,305)	(237,560)	(2,922,856)
Net increase (decrease)	32,220	$442,546	(155,601)	$(1,886,906)
Class R6 shares
Sold	656,144	$9,475,493	1,875,845	$24,021,498
Distributions reinvested	429,142	5,909,282	174,182	2,166,821
Repurchased	(5,063,586)	(72,429,910)	(1,011,611)	(13,013,253)
Net increase (decrease)	(3,978,300)	$(57,045,135)	1,038,416	$13,175,066
Class 1 shares
Sold	5,433,691	$81,868,811	3,036,023	$39,093,096
Distributions reinvested	2,355,541	32,365,138	1,108,705	13,759,027
Repurchased	(5,857,193)	(85,440,606)	(6,484,212)	(82,508,191)
Net increase (decrease)	1,932,039	$28,793,343	(2,339,484)	$(29,656,068)
Total net decrease	(1,990,990)	$(27,900,805)	(1,614,947)	$(20,501,655)

Multimanager 2045 Lifetime Portfolio	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,030,418	$12,280,775	1,084,575	$11,606,640
Distributions reinvested	1,324,529	14,914,202	456,555	4,752,733
Repurchased	(1,803,379)	(21,564,345)	(1,588,763)	(17,069,527)
Net increase (decrease)	551,568	$5,630,632	(47,633)	$(710,154)
Class I shares
Sold	34,720	$425,278	12,771	$132,909
Distributions reinvested	5,873	66,839	1,876	19,718
Repurchased	(24,333)	(307,307)	(9,694)	(99,867)
Net increase	16,260	$184,810	4,953	$52,760
Class R2 shares
Sold	72,800	$887,258	49,840	$539,458
Distributions reinvested	49,902	565,885	17,511	183,516
Repurchased	(77,279)	(931,302)	(159,160)	(1,718,066)
Net increase (decrease)	45,423	$521,841	(91,809)	$(995,092)
Class R4 shares
Sold	4,764	$57,177	4,905	$53,149
Distributions reinvested	3,834	43,367	1,258	13,146
Repurchased	(12,301)	(154,359)	(4,523)	(47,907)
Net increase (decrease)	(3,703)	$(53,815)	1,640	$18,388
Class R5 shares
Sold	50,327	$610,610	146,465	$1,534,756
Distributions reinvested	42,184	482,165	20,518	216,463
Repurchased	(72,866)	(874,855)	(279,776)	(2,950,751)
Net increase (decrease)	19,645	$217,920	(112,793)	$(1,199,532)
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	64

Multimanager 2045 Lifetime Portfolio, Cont’d	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	754,614	$9,082,926	1,767,468	$19,244,152
Distributions reinvested	627,880	7,145,274	235,231	2,472,280
Repurchased	(5,677,380)	(67,224,293)	(1,433,373)	(15,670,104)
Net increase (decrease)	(4,294,886)	$(50,996,093)	569,326	$6,046,328
Class 1 shares
Sold	7,794,207	$97,488,498	2,795,673	$30,277,565
Distributions reinvested	5,212,802	59,425,941	2,098,061	22,071,604
Repurchased	(10,088,290)	(122,609,338)	(9,942,958)	(107,237,451)
Net increase (decrease)	2,918,719	$34,305,101	(5,049,224)	$(54,888,282)
Total net decrease	(746,974)	$(10,189,604)	(4,725,540)	$(51,675,584)

Multimanager 2040 Lifetime Portfolio	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	629,588	$7,524,641	992,989	$10,745,470
Distributions reinvested	1,486,685	16,754,938	475,573	4,984,000
Repurchased	(1,952,827)	(23,149,018)	(1,703,528)	(18,338,286)
Net increase (decrease)	163,446	$1,130,561	(234,966)	$(2,608,816)
Class I shares
Sold	16,739	$192,641	33,438	$359,444
Distributions reinvested	8,010	91,239	2,254	23,848
Repurchased	(16,900)	(200,990)	(21,740)	(239,793)
Net increase	7,849	$82,890	13,952	$143,499
Class R2 shares
Sold	101,614	$1,227,769	64,216	$696,815
Distributions reinvested	43,464	492,449	15,146	159,338
Repurchased	(123,509)	(1,486,128)	(188,360)	(2,034,233)
Net increase (decrease)	21,569	$234,090	(108,998)	$(1,178,080)
Class R4 shares
Sold	2,209	$26,244	2,781	$29,590
Distributions reinvested	2,126	24,007	597	6,253
Repurchased	(74)	(882)	(3,529)	(38,326)
Net increase (decrease)	4,261	$49,369	(151)	$(2,483)
Class R5 shares
Sold	261,152	$3,099,441	173,966	$1,889,547
Distributions reinvested	26,493	302,286	22,008	233,070
Repurchased	(278,207)	(3,330,366)	(558,747)	(5,930,504)
Net increase (decrease)	9,438	$71,361	(362,773)	$(3,807,887)
Class R6 shares
Sold	780,703	$9,358,552	1,823,643	$19,827,197
Distributions reinvested	563,025	6,395,961	199,262	2,102,217
Repurchased	(5,067,267)	(59,918,909)	(1,927,482)	(20,998,227)
Net increase (decrease)	(3,723,539)	$(44,164,396)	95,423	$931,187
65	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Multimanager 2040 Lifetime Portfolio, Cont’d	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	10,147,280	$125,583,802	2,958,749	$32,270,811
Distributions reinvested	5,184,618	59,000,949	1,944,156	20,549,730
Repurchased	(9,932,662)	(120,314,613)	(10,498,503)	(114,682,282)
Net increase (decrease)	5,399,236	$64,270,138	(5,595,598)	$(61,861,741)
Total net increase (decrease)	1,882,260	$21,674,013	(6,193,111)	$(68,384,321)

Multimanager 2035 Lifetime Portfolio	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	869,476	$9,926,180	1,081,529	$11,259,355
Distributions reinvested	1,642,810	17,824,489	515,569	5,222,712
Repurchased	(2,458,836)	(28,161,298)	(2,232,270)	(23,388,554)
Net increase (decrease)	53,450	$(410,629)	(635,172)	$(6,906,487)
Class I shares
Sold	26,207	$296,103	13,356	$140,353
Distributions reinvested	976	10,637	102	1,041
Repurchased	(14,585)	(168,339)	(12,880)	(137,784)
Net increase	12,598	$138,401	578	$3,610
Class R2 shares
Sold	66,756	$770,984	76,715	$812,303
Distributions reinvested	73,982	809,363	22,954	234,360
Repurchased	(165,809)	(1,930,508)	(170,186)	(1,788,806)
Net decrease	(25,071)	$(350,161)	(70,517)	$(742,143)
Class R4 shares
Sold	2,886	$33,496	2,386	$25,152
Distributions reinvested	1,562	17,087	715	7,299
Repurchased	(1,704)	(20,224)	(11,249)	(125,063)
Net increase (decrease)	2,744	$30,359	(8,148)	$(92,612)
Class R5 shares
Sold	54,511	$630,050	77,490	$821,971
Distributions reinvested	27,097	297,257	25,355	259,381
Repurchased	(72,044)	(838,489)	(768,010)	(7,913,963)
Net increase (decrease)	9,564	$88,818	(665,165)	$(6,832,611)
Class R6 shares
Sold	849,287	$9,801,201	3,043,680	$32,687,951
Distributions reinvested	746,348	8,172,513	243,713	2,490,749
Repurchased	(5,542,768)	(63,239,052)	(1,824,072)	(19,010,254)
Net increase (decrease)	(3,947,133)	$(45,265,338)	1,463,321	$16,168,446
Class 1 shares
Sold	10,674,399	$126,199,271	3,416,909	$36,102,194
Distributions reinvested	5,851,875	64,195,073	2,188,433	22,387,667
Repurchased	(11,800,660)	(137,314,148)	(12,217,526)	(128,362,439)
Net increase (decrease)	4,725,614	$53,080,196	(6,612,184)	$(69,872,578)
Total net increase (decrease)	831,766	$7,311,646	(6,527,287)	$(68,274,375)

| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	66

Multimanager 2030 Lifetime Portfolio	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,090,821	$11,873,292	1,086,656	$10,955,216
Distributions reinvested	1,744,810	18,093,674	585,687	5,722,160
Repurchased	(2,891,812)	(31,467,440)	(3,542,306)	(35,874,874)
Net decrease	(56,181)	$(1,500,474)	(1,869,963)	$(19,197,498)
Class I shares
Sold	11,012	$119,072	88,051	$895,709
Distributions reinvested	11,138	115,052	3,753	36,481
Repurchased	(3,131)	(34,151)	(100,800)	(968,933)
Net increase (decrease)	19,019	$199,973	(8,996)	$(36,743)
Class R2 shares
Sold	69,468	$746,030	99,568	$989,993
Distributions reinvested	69,701	715,130	20,342	196,503
Repurchased	(187,196)	(2,002,397)	(208,791)	(2,101,438)
Net decrease	(48,027)	$(541,237)	(88,881)	$(914,942)
Class R4 shares
Sold	4,584	$51,057	1,061	$10,617
Distributions reinvested	2,397	24,639	730	7,070
Repurchased	(6,100)	(66,929)	(218)	(2,169)
Net increase	881	$8,767	1,573	$15,518
Class R5 shares
Sold	107,251	$1,152,034	115,686	$1,163,108
Distributions reinvested	40,080	412,823	31,711	307,601
Repurchased	(117,056)	(1,274,409)	(804,596)	(7,866,062)
Net increase (decrease)	30,275	$290,448	(657,199)	$(6,395,353)
Class R6 shares
Sold	1,064,871	$11,558,583	2,718,992	$27,357,127
Distributions reinvested	691,304	7,120,436	253,971	2,463,521
Repurchased	(5,729,427)	(61,564,972)	(3,315,513)	(33,171,485)
Net decrease	(3,973,252)	$(42,885,953)	(342,550)	$(3,350,837)
Class 1 shares
Sold	9,428,693	$103,971,080	2,972,543	$29,823,605
Distributions reinvested	5,750,027	59,282,776	2,306,781	22,398,840
Repurchased	(15,136,526)	(165,179,584)	(17,085,372)	(171,344,766)
Net increase (decrease)	42,194	$(1,925,728)	(11,806,048)	$(119,122,321)
Total net decrease	(3,985,091)	$(46,354,204)	(14,772,064)	$(149,002,176)

Multimanager 2025 Lifetime Portfolio	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	776,103	$7,661,177	946,146	$8,866,732
Distributions reinvested	1,423,677	13,553,409	631,545	5,726,210
Repurchased	(3,356,930)	(33,372,445)	(3,779,850)	(35,392,191)
Net decrease	(1,157,150)	$(12,157,859)	(2,202,159)	$(20,799,249)
67	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Multimanager 2025 Lifetime Portfolio, Cont’d	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class I shares
Sold	12,394	$117,633	104,882	$1,000,804
Distributions reinvested	22,165	209,678	6,940	62,533
Repurchased	(30,120)	(292,222)	(40,988)	(387,102)
Net increase	4,439	$35,089	70,834	$676,235
Class R2 shares
Sold	40,323	$397,742	59,455	$553,980
Distributions reinvested	40,861	384,914	24,646	221,319
Repurchased	(349,345)	(3,469,557)	(277,850)	(2,605,855)
Net decrease	(268,161)	$(2,686,901)	(193,749)	$(1,830,556)
Class R4 shares
Sold	5,391	$53,637	8,240	$76,667
Distributions reinvested	5,496	52,049	2,093	18,882
Repurchased	(215)	(2,143)	(8,651)	(81,584)
Net increase	10,672	$103,543	1,682	$13,965
Class R5 shares
Sold	72,716	$706,581	595,713	$5,619,092
Distributions reinvested	69,740	658,350	40,678	366,103
Repurchased	(131,148)	(1,290,287)	(783,887)	(7,167,993)
Net increase (decrease)	11,308	$74,644	(147,496)	$(1,182,798)
Class R6 shares
Sold	528,341	$5,196,765	2,152,039	$20,442,530
Distributions reinvested	443,627	4,178,969	220,200	1,977,400
Repurchased	(3,563,165)	(35,002,302)	(2,463,111)	(22,943,402)
Net decrease	(2,591,197)	$(25,626,568)	(90,872)	$(523,472)
Class 1 shares
Sold	4,965,349	$49,752,495	1,898,491	$17,727,503
Distributions reinvested	3,697,531	34,904,690	1,962,314	17,660,824
Repurchased	(12,939,836)	(127,636,215)	(17,424,226)	(162,204,010)
Net decrease	(4,276,956)	$(42,979,030)	(13,563,421)	$(126,815,683)
Total net decrease	(8,267,045)	$(83,237,082)	(16,125,181)	$(150,461,558)

Multimanager 2020 Lifetime Portfolio	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	308,625	$2,770,826	311,037	$2,627,348
Distributions reinvested	950,317	8,248,754	606,665	4,962,338
Repurchased	(2,434,329)	(21,882,148)	(3,207,721)	(27,042,333)
Net decrease	(1,175,387)	$(10,862,568)	(2,290,019)	$(19,452,647)
Class I shares
Sold	110,373	$971,272	68,686	$573,289
Distributions reinvested	1,056	9,169	624	5,109
Repurchased	(133,889)	(1,183,342)	(74,520)	(625,180)
Net decrease	(22,460)	$(202,901)	(5,210)	$(46,782)
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	68

Multimanager 2020 Lifetime Portfolio, Cont’d	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	29,501	$264,433	36,932	$309,690
Distributions reinvested	19,060	164,296	13,680	111,216
Repurchased	(78,641)	(702,874)	(339,865)	(2,858,925)
Net decrease	(30,080)	$(274,145)	(289,253)	$(2,438,019)
Class R4 shares
Sold	181	$1,612	1,129	$9,434
Distributions reinvested	302	2,599	174	1,416
Repurchased	(9)	(84)	(5,316)	(45,062)
Net increase (decrease)	474	$4,127	(4,013)	$(34,212)
Class R5 shares
Sold	14,987	$134,501	131,042	$1,126,079
Distributions reinvested	21,789	188,478	28,794	234,956
Repurchased	(48,900)	(433,452)	(659,923)	(5,466,003)
Net decrease	(12,124)	$(110,473)	(500,087)	$(4,104,968)
Class R6 shares
Sold	241,188	$2,162,825	698,636	$5,859,358
Distributions reinvested	159,183	1,372,158	106,646	867,033
Repurchased	(1,436,908)	(12,784,154)	(1,119,769)	(9,367,206)
Net decrease	(1,036,537)	$(9,249,171)	(314,487)	$(2,640,815)
Class 1 shares
Sold	3,703,812	$33,726,770	698,075	$5,853,001
Distributions reinvested	1,274,219	11,021,991	1,016,122	8,281,391
Repurchased	(7,318,774)	(66,023,968)	(8,784,969)	(74,266,754)
Net decrease	(2,340,743)	$(21,275,207)	(7,070,772)	$(60,132,362)
Total net decrease	(4,616,857)	$(41,970,338)	(10,473,841)	$(88,849,805)

Multimanager 2015 Lifetime Portfolio	Year Ended 8-31-26[1]		Year Ended 8-31-25[1]
	Shares	Amount	Shares	Amount
Class A shares
Sold	34,456	$283,348	67,980	$531,581
Distributions reinvested	580,676	4,581,535	340,410	2,559,881
Repurchased	(1,075,888)	(8,801,204)	(1,082,029)	(8,437,920)
Net decrease	(460,756)	$(3,936,321)	(673,639)	$(5,346,458)
Class I shares
Sold	—	—	11,705	$91,105
Distributions reinvested	987	$7,766	644	4,829
Repurchased	—	—	(17,204)	(133,820)
Net increase (decrease)	987	$7,766	(4,855)	$(37,886)
Class R2 shares
Sold	7,205	$58,586	12,917	$100,781
Distributions reinvested	4,247	33,257	2,025	15,104
Repurchased	(12,834)	(105,240)	(9,382)	(72,153)
Net increase (decrease)	(1,382)	$(13,397)	5,560	$43,732
69	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Multimanager 2015 Lifetime Portfolio, Cont’d	Year Ended 8-31-26[1]		Year Ended 8-31-25[1]
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	27,324	$219,141	2,499	$19,549
Distributions reinvested	398	3,132	2,034	15,257
Repurchased	(4,560)	(37,267)	(65,194)	(496,159)
Net increase (decrease)	23,162	$185,006	(60,661)	$(461,353)
Class R6 shares
Sold	52,928	$434,519	597,196	$4,734,131
Distributions reinvested	79,597	627,224	54,394	408,496
Repurchased	(350,604)	(2,868,281)	(392,945)	(3,052,473)
Net increase (decrease)	(218,079)	$(1,806,538)	258,645	$2,090,154
Class 1 shares
Sold	3,074,471	$25,400,829	537,988	$4,192,394
Distributions reinvested	613,210	4,825,961	363,653	2,727,394
Repurchased	(3,302,521)	(26,995,935)	(2,105,937)	(16,416,231)
Net increase (decrease)	385,160	$3,230,855	(1,204,296)	$(9,496,443)
Total net decrease	(270,908)	$(2,332,629)	(1,679,246)	$(13,208,254)

[1]	There were no share transactions for Class R4 for the years ended 8-31-26 and 8-31-25.

Multimanager 2010 Lifetime Portfolio	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	116,427	$949,176	153,445	$1,202,076
Distributions reinvested	255,965	2,027,240	186,541	1,406,520
Repurchased	(560,670)	(4,581,888)	(668,079)	(5,214,015)
Net decrease	(188,278)	$(1,605,472)	(328,093)	$(2,605,419)
Class I shares
Sold	172	$1,412	2,575	$20,288
Distributions reinvested	318	2,513	216	1,621
Repurchased	(307)	(2,429)	(2,637)	(20,774)
Net increase	183	$1,496	154	$1,135
Class R2 shares
Sold	1,465	$12,025	2,145	$16,811
Distributions reinvested	629	4,971	1,255	9,448
Repurchased	(2,339)	(19,320)	(52,783)	(409,691)
Net decrease	(245)	$(2,324)	(49,383)	$(383,432)
Class R5 shares[1]
Sold	—	—	143,560	$1,137,686
Distributions reinvested	—	—	12,704	95,537
Repurchased	—	—	(322,534)	(2,434,060)
Net decrease	—	—	(166,270)	$(1,200,837)
Class R6 shares
Sold	73,544	$599,825	176,252	$1,374,612
Distributions reinvested	58,187	460,257	46,694	351,607
Repurchased	(688,145)	(5,598,136)	(252,531)	(1,963,330)
Net decrease	(556,414)	$(4,538,054)	(29,585)	$(237,111)
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	70

Multimanager 2010 Lifetime Portfolio, Cont’d	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,506,413	$12,358,865	985,089	$7,656,602
Distributions reinvested	425,027	3,361,963	360,517	2,714,691
Repurchased	(2,209,502)	(18,089,692)	(2,825,822)	(22,153,806)
Net decrease	(278,062)	$(2,368,864)	(1,480,216)	$(11,782,513)
Total net decrease	(1,022,816)	$(8,513,218)	(2,053,393)	$(16,208,177)

[1]	Class R5 shares were fully redeemed on January 2, 2025.
Affiliates of the Trust owned shares of the following classes of the portfolios on August 31, 2026. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
Multimanager 2070 Lifetime Portfolio	Class A	7%
Multimanager 2070 Lifetime Portfolio	Class R6	100%
Multimanager 2070 Lifetime Portfolio	Class 1	100%
Multimanager 2065 Lifetime Portfolio	Class R4	83%
Multimanager 2065 Lifetime Portfolio	Class R6	9%
Multimanager 2065 Lifetime Portfolio	Class 1	100%
Multimanager 2060 Lifetime Portfolio	Class R6	1%
Multimanager 2060 Lifetime Portfolio	Class 1	100%
Multimanager 2055 Lifetime Portfolio	Class R4	86%
Multimanager 2055 Lifetime Portfolio	Class 1	100%
Multimanager 2050 Lifetime Portfolio	Class R6	3%
Multimanager 2050 Lifetime Portfolio	Class 1	100%
Multimanager 2045 Lifetime Portfolio	Class R6	1%
Multimanager 2045 Lifetime Portfolio	Class 1	100%
Multimanager 2040 Lifetime Portfolio	Class R6	1%
Multimanager 2040 Lifetime Portfolio	Class 1	100%
Multimanager 2035 Lifetime Portfolio	Class 1	100%
Multimanager 2030 Lifetime Portfolio	Class R6	1%
Multimanager 2030 Lifetime Portfolio	Class 1	100%
Multimanager 2025 Lifetime Portfolio	Class 1	100%
Multimanager 2020 Lifetime Portfolio	Class 1	100%
Multimanager 2015 Lifetime Portfolio	Class R4	100%
Multimanager 2015 Lifetime Portfolio	Class 1	100%
Multimanager 2010 Lifetime Portfolio	Class 1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended August 31, 2026:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Multimanager 2070 Lifetime Portfolio	$54,900	$12,536,593	$4,547	$1,236,054
Multimanager 2065 Lifetime Portfolio	194,100	44,661,533	225,940	28,994,105
Multimanager 2060 Lifetime Portfolio	419,507	64,488,688	637,779	87,535,866
Multimanager 2055 Lifetime Portfolio	573,487	90,865,599	869,251	120,145,177
Multimanager 2050 Lifetime Portfolio	803,883	134,804,544	1,266,464	169,092,793
Multimanager 2045 Lifetime Portfolio	1,716,018	187,090,967	2,575,305	223,750,405
Multimanager 2040 Lifetime Portfolio	2,253,396	216,758,875	3,433,613	221,778,065
Multimanager 2035 Lifetime Portfolio	15,326,318	230,142,835	7,312,363	258,659,032
Multimanager 2030 Lifetime Portfolio	20,870,585	207,950,482	14,275,849	285,290,671
Multimanager 2025 Lifetime Portfolio	15,475,569	114,147,407	13,974,882	214,412,597
Multimanager 2020 Lifetime Portfolio	9,493,348	62,592,375	8,997,540	106,811,924
Multimanager 2015 Lifetime Portfolio	5,759,336	40,281,827	4,703,052	45,220,979
Multimanager 2010 Lifetime Portfolio	4,123,670	23,554,573	3,921,134	32,612,899
71	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Note 7—Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets. At August 31, 2026, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Fund	Percentage of underlying fund net assets
Multimanager 2035 Lifetime Portfolio	JHF II Core Bond Fund	5.3%
Multimanager 2030 Lifetime Portfolio	JHF II Core Bond Fund	6.8%
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2070 Lifetime Portfolio
Blue Chip Growth	21,145	$74,251	$1,470,531	$(153,041)	$(8,765)	$36,090	—	$18,074	$1,419,066
Bond	4,791	—	66,972	(2,227)	(29)	(990)	$460	—	63,726
Capital Appreciation Value	34,116	19,636	357,960	(68,194)	(4,465)	14,393	1,008	6,631	319,330
Disciplined Value	49,283	77,327	1,408,690	(136,484)	(57)	127,529	1,973	11,909	1,477,005
Disciplined Value International	39,003	38,614	706,038	(39,524)	(316)	53,023	2,615	6,517	757,835
Diversified Macro	4,492	6,552	34,661	(748)	—	1,761	44	—	42,226
Emerging Markets Debt	8,828	3,595	77,421	(8,995)	(68)	(178)	1,536	—	71,775
Emerging Markets Equity	36,520	26,968	479,937	(51,273)	(1,998)	50,704	1,642	—	504,338
Fundamental Large Cap Core	7,076	28,024	543,366	(58,813)	(2,960)	31,801	432	7,817	541,418
High Yield	13,298	2,666	51,978	(14,195)	(208)	(215)	1,317	—	40,026
International Dynamic Growth	34,719	30,631	643,986	(62,511)	(3,714)	27,305	727	1,906	635,697
International Strategic Equity Allocation	143,116	100,435	1,939,693	(117,177)	(1,245)	150,621	8,125	—	2,072,327
John Hancock Collateral Trust	3,405	61,246	353,779	(383,101)	1,727	396	2,266	—	34,047
Mid Cap Growth	26,912	28,303	546,510	(58,386)	(2,003)	11,168	—	7,561	525,592
Mid Value	35,583	33,193	615,029	(68,545)	(514)	37,847	1,256	7,980	617,010
Multifactor Emerging Markets ETF	5,890	12,350	223,119	(20,705)	(766)	22,500	1,418	—	236,498
Short Duration Bond	33,717	11,864	338,667	(35,773)	(359)	(2,851)	5,810	—	311,548
Small Cap Core	9,333	9,838	182,025	(21,672)	(84)	16,637	48	1,153	186,744
U.S. Sector Rotation	136,313	116,561	2,067,215	(251,009)	(4,470)	140,939	2,542	16,138	2,069,236
					$(30,294)	$718,480	$33,219	$85,686	$11,925,444
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	72

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2065 Lifetime Portfolio
Blue Chip Growth	282,389	$15,018,757	$7,443,212	$(3,378,958)	$15,302	$(147,193)	—	$1,380,833	$18,951,120
Bond	63,094	—	904,289	(52,388)	(821)	(11,931)	$6,348	—	839,149
Capital Appreciation Value	455,883	3,958,331	1,757,783	(1,287,971)	(122,350)	(38,724)	77,704	511,066	4,267,069
Disciplined Value	653,550	15,763,561	3,797,866	(3,270,299)	203,881	3,091,899	151,707	915,738	19,586,908
Disciplined Value International	518,637	7,783,736	2,182,011	(1,391,843)	106,985	1,396,238	203,404	506,891	10,077,127
Diversified Macro	80,762	1,337,076	4,373	(652,159)	(81,033)	150,902	4,373	—	759,159
Emerging Markets Debt	116,255	726,429	425,076	(219,714)	5,513	7,847	47,077	—	945,151
Emerging Markets Equity	484,297	5,436,194	1,229,160	(1,655,612)	206,111	1,472,285	126,142	—	6,688,138
Fundamental Large Cap Core	95,225	5,668,887	2,410,943	(974,845)	(64,877)	246,482	33,200	600,667	7,286,590
High Yield	175,104	540,576	313,984	(313,533)	(3,444)	(10,520)	40,891	—	527,063
International Dynamic Growth	460,411	6,174,491	2,287,698	(1,402,219)	240,152	1,130,008	55,497	145,489	8,430,130
International Strategic Equity Allocation	1,903,956	20,245,271	5,108,985	(2,719,283)	427,289	4,507,014	630,850	—	27,569,276
John Hancock Collateral Trust	193	5,027	559,826	(563,216)	266	31	276	—	1,934
Mid Cap Growth	356,887	5,791,861	2,942,267	(1,848,042)	21,237	62,678	—	581,013	6,970,001
Mid Value	471,875	6,808,734	2,763,060	(2,213,212)	(107,186)	930,919	96,722	614,640	8,182,315
Multifactor Emerging Markets ETF	79,097	2,492,271	454,408	(577,282)	50,817	755,728	57,685	—	3,175,942
Short Duration Bond	447,430	2,397,013	2,608,854	(798,500)	(2,384)	(70,726)	168,107	—	4,134,257
Small Cap Core	123,761	2,006,829	825,958	(774,318)	26,811	391,181	3,730	88,886	2,476,461
U.S. Sector Rotation	1,820,743	23,588,093	4,453,693	(3,593,204)	238,910	2,951,387	195,329	1,240,053	27,638,879
					$1,161,179	$16,815,505	$1,899,042	$6,585,276	$158,506,669
Multimanager 2060 Lifetime Portfolio
Blue Chip Growth	592,895	$37,739,634	$10,764,639	$(8,171,147)	$929,178	$(1,473,103)	—	$3,294,727	$39,789,201
Bond	133,122	—	1,861,438	(64,553)	(847)	(25,522)	$13,226	—	1,770,516
Capital Appreciation Value	964,074	9,989,880	2,994,058	(3,494,884)	(487,125)	21,808	185,909	1,222,733	9,023,737
Disciplined Value	1,382,065	39,415,391	5,503,232	(10,757,417)	1,256,611	6,002,685	362,746	2,189,615	41,420,502
Disciplined Value International	1,094,249	19,593,530	3,038,980	(4,767,058)	658,112	2,737,698	485,145	1,209,003	21,261,262
73	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Diversified Macro	175,682	$3,362,886	$10,648	$(1,875,138)	$(297,445)	$450,460	$10,648	—	$1,651,411
Emerging Markets Debt	245,285	1,830,993	672,584	(543,357)	21,283	12,665	105,483	—	1,994,168
Emerging Markets Equity	1,028,292	13,650,220	1,614,059	(4,858,399)	754,281	3,040,546	302,232	—	14,200,707
Fundamental Large Cap Core	201,152	14,257,510	3,675,343	(2,822,127)	(12,223)	293,685	79,558	$1,439,378	15,392,188
High Yield	369,451	1,358,376	506,494	(721,974)	(5,138)	(25,712)	91,446	—	1,112,046
International Dynamic Growth	962,609	15,559,991	3,506,690	(4,633,111)	1,283,590	1,908,216	132,530	347,437	17,625,376
International Strategic Equity Allocation	4,031,358	51,170,667	6,287,630	(10,312,825)	1,929,607	9,298,980	1,507,796	—	58,374,059
John Hancock Collateral Trust	543	9,066	730,920	(734,558)	(2)	—	254	—	5,426
Mid Cap Growth	746,165	14,372,843	4,261,254	(4,087,507)	332,805	(306,798)	—	1,383,330	14,572,597
Mid Value	986,577	16,872,114	4,098,234	(5,591,507)	1,300	1,727,113	231,270	1,469,661	17,107,254
Multifactor Emerging Markets ETF	167,428	6,289,894	513,311	(1,956,580)	339,064	1,536,964	133,812	—	6,722,653
Short Duration Bond	926,835	6,042,749	4,852,188	(2,173,575)	(5,838)	(151,565)	372,831	—	8,563,959
Small Cap Core	258,755	4,956,504	1,237,781	(1,917,618)	74,065	826,953	8,920	212,534	5,177,685
U.S. Sector Rotation	3,835,780	59,218,352	5,235,250	(13,214,441)	1,403,299	5,584,681	465,058	2,952,436	58,227,141
					$8,174,577	$31,459,754	$4,488,864	$15,720,854	$333,991,888
Multimanager 2055 Lifetime Portfolio
Blue Chip Growth	796,254	$50,593,269	$14,439,818	$(10,869,172)	$1,367,172	$(2,094,472)	—	$4,392,610	$53,436,615
Bond	179,274	—	2,498,350	(83,360)	(1,100)	(29,540)	$17,204	—	2,384,350
Capital Appreciation Value	1,301,436	13,408,265	3,949,979	(4,564,346)	(628,348)	15,895	248,043	1,631,395	12,181,445
Disciplined Value	1,870,696	52,893,559	8,170,409	(14,809,384)	1,813,565	7,996,598	483,711	2,919,786	56,064,747
Disciplined Value International	1,478,061	26,297,564	4,529,101	(6,704,322)	947,807	3,648,567	645,688	1,609,085	28,718,717
Diversified Macro	238,263	4,534,518	14,279	(2,523,588)	(397,937)	612,398	14,279	—	2,239,670
Emerging Markets Debt	331,130	2,459,487	909,912	(722,372)	25,703	19,360	141,612	—	2,692,090
Emerging Markets Equity	1,380,079	18,284,341	2,080,363	(6,408,173)	1,018,446	4,083,913	401,272	—	19,058,890
Fundamental Large Cap Core	270,708	19,176,201	5,133,603	(3,987,969)	12,615	380,138	106,123	1,920,003	20,714,588
High Yield	497,021	1,821,022	647,991	(931,698)	(6,202)	(35,078)	122,676	—	1,496,035
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	74

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Dynamic Growth	1,291,137	$20,899,662	$4,396,639	$(5,844,287)	$1,665,974	$2,522,726	$176,373	$462,376	$23,640,714
International Strategic Equity Allocation	5,445,167	68,639,090	9,211,574	(14,164,872)	2,482,659	12,677,571	2,008,155	—	78,846,022
John Hancock Collateral Trust	743	1,735	1,001,407	(995,715)	5	(1)	502	—	7,431
Mid Cap Growth	1,000,822	19,287,664	6,109,074	(5,931,352)	433,353	(352,684)	—	1,848,272	19,546,055
Mid Value	1,323,285	22,641,566	5,634,401	(7,696,013)	162,518	2,203,290	308,527	1,960,605	22,945,762
Multifactor Emerging Markets ETF	225,040	8,437,813	588,185	(2,508,072)	398,833	2,119,160	180,093	—	9,035,919
Short Duration Bond	1,243,858	8,096,245	6,581,628	(2,973,972)	(13,839)	(196,817)	500,298	—	11,493,245
Small Cap Core	347,065	6,651,389	1,694,019	(2,624,695)	131,536	1,092,519	11,865	282,703	6,944,768
U.S. Sector Rotation	5,184,110	79,642,152	8,619,824	(19,018,541)	1,776,545	7,674,803	621,366	3,944,760	78,694,783
					$11,189,305	$42,338,346	$5,987,787	$20,971,595	$450,141,846
Multimanager 2050 Lifetime Portfolio
Blue Chip Growth	1,147,423	$72,123,544	$18,262,287	$(12,296,319)	$1,022,785	$(2,108,739)	—	$6,233,714	$77,003,558
Bond	468,486	—	6,551,497	(237,006)	(2,639)	(80,989)	$45,558	—	6,230,863
Capital Appreciation Value	1,882,857	19,049,371	5,842,669	(6,371,491)	(850,717)	(46,287)	353,129	2,322,548	17,623,545
Disciplined Value	2,672,644	75,949,931	12,145,274	(21,752,502)	2,882,820	10,873,608	685,588	4,138,360	80,099,131
Disciplined Value International	2,110,032	37,729,450	6,648,411	(9,923,285)	1,615,044	4,928,294	915,021	2,280,275	40,997,914
Diversified Macro	332,734	6,354,720	20,368	(3,542,428)	(599,821)	894,856	20,369	—	3,127,695
Diversified Real Assets	118,899	—	1,748,902	(133,881)	4,936	120,720	—	—	1,740,677
Emerging Markets Debt	514,718	3,507,577	1,634,385	(1,015,796)	34,490	23,998	203,533	—	4,184,654
Emerging Markets Equity	1,975,151	26,151,333	3,446,554	(9,581,870)	1,616,193	5,644,628	570,521	—	27,276,838
Fundamental Large Cap Core	388,774	27,582,574	6,881,878	(5,264,423)	51,489	497,493	151,073	2,733,247	29,749,011
High Yield	798,785	2,601,526	991,995	(1,129,489)	(5,982)	(53,707)	176,721	—	2,404,343
International Dynamic Growth	1,850,946	29,649,697	5,489,241	(7,187,520)	2,248,070	3,691,342	250,368	656,360	33,890,830
International Strategic Equity Allocation	7,864,031	98,637,909	14,256,560	(20,573,163)	3,775,440	17,774,417	2,847,062	—	113,871,163
John Hancock Collateral Trust	1,137	1,188	2,411,380	(2,401,240)	42	(1)	1,833	—	11,369
75	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Cap Growth	1,401,390	$27,702,807	$8,215,068	$(8,583,968)	$313,159	$(277,913)	—	$2,623,634	$27,369,153
Mid Value	1,885,985	32,520,659	7,956,530	(11,043,510)	438,556	2,830,746	$438,330	2,785,468	32,702,981
Multifactor Emerging Markets ETF	322,289	12,102,017	1,354,549	(4,111,109)	718,114	2,877,138	253,584	—	12,940,709
Short Duration Bond	1,781,135	11,575,253	8,767,791	(3,587,849)	(17,767)	(279,742)	702,605	—	16,457,686
Small Cap Core	499,338	9,552,715	2,109,716	(3,354,658)	179,016	1,504,968	16,865	401,837	9,991,757
U.S. Sector Rotation	7,444,926	113,780,610	15,074,312	(29,109,414)	2,735,647	10,532,826	884,164	5,613,143	113,013,981
					$16,158,875	$59,347,656	$8,516,324	$29,788,586	$650,687,858
Multimanager 2045 Lifetime Portfolio
Blue Chip Growth	1,521,456	$97,787,803	$21,053,979	$(15,485,835)	$2,034,852	$(3,285,906)	—	$8,405,694	$102,104,893
Bond	4,866,310	39,643,127	29,777,548	(3,329,221)	(25,012)	(1,344,513)	$2,200,225	—	64,721,929
Capital Appreciation Value	1,934,077	18,229,973	4,331,182	(3,646,975)	(349,490)	(461,727)	334,289	2,198,642	18,102,963
Disciplined Value	3,573,083	102,869,799	14,166,187	(28,617,859)	4,546,246	14,120,912	929,505	5,610,697	107,085,285
Disciplined Value International	2,894,010	53,530,446	8,208,493	(14,715,849)	2,572,843	6,634,672	1,307,837	3,259,190	56,230,605
Diversified Macro	519,894	14,029,305	44,530	(9,912,602)	(1,078,251)	1,804,020	44,529	—	4,887,002
Diversified Real Assets	719,419	10,462,032	3,336,970	(4,820,809)	635,466	918,635	383,599	1,291,922	10,532,294
Emerging Markets Debt	1,715,682	11,125,143	3,850,009	(1,207,939)	68,252	113,032	670,146	—	13,948,497
Emerging Markets Equity	2,154,828	30,653,686	3,376,797	(12,628,228)	2,988,106	5,367,815	667,131	—	29,758,176
Fundamental Large Cap Core	512,081	36,777,995	7,888,083	(6,199,386)	419,765	297,996	201,369	3,643,215	39,184,453
Global Equity	670,971	9,607,635	1,747,542	(2,611,586)	129,640	493,528	121,782	656,661	9,366,759
High Yield	3,317,830	8,253,623	3,019,052	(1,073,417)	(5,165)	(207,423)	623,742	—	9,986,670
International Dynamic Growth	2,516,340	42,010,440	7,285,481	(11,748,821)	3,362,593	5,164,492	355,291	931,422	46,074,185
International Strategic Equity Allocation	11,339,861	139,677,631	19,997,856	(26,487,119)	4,758,732	26,254,094	4,059,123	—	164,201,194
John Hancock Collateral Trust	1,814	1,192	2,817,919	(2,801,021)	52	—	2,439	—	18,142
Mid Cap Growth	1,762,303	35,346,765	8,238,674	(9,257,648)	780,786	(690,804)	—	3,305,301	34,417,773
Mid Value	2,369,129	41,527,246	8,249,791	(12,901,267)	853,414	3,351,504	558,870	3,551,467	41,080,688
Multifactor Emerging Markets ETF	359,089	14,183,660	981,210	(4,878,025)	974,739	3,156,737	295,131	—	14,418,321
Short Duration Bond	2,586,480	15,725,289	10,278,383	(1,691,161)	(14,859)	(398,578)	957,028	—	23,899,074
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	76

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Core	602,805	$11,736,002	$2,039,513	$(3,779,437)	$265,912	$1,800,144	$20,663	$492,346	$12,062,134
U.S. Sector Rotation	10,314,434	153,149,024	21,520,084	(36,285,299)	7,492,931	10,696,368	1,182,871	7,509,497	156,573,108
					$30,411,552	$73,784,998	$14,915,570	$40,856,054	$958,654,145
Multimanager 2040 Lifetime Portfolio
Blue Chip Growth	1,397,914	$88,769,018	$20,996,378	$(14,696,452)	$1,696,297	$(2,951,215)	—	$7,763,212	$93,814,026
Bond	5,694,953	53,744,553	27,364,327	(3,708,977)	(50,451)	(1,606,579)	$2,815,109	—	75,742,873
Capital Appreciation Value	1,991,183	17,976,205	6,499,151	(5,355,981)	(178,914)	(302,991)	294,331	1,935,836	18,637,470
Core Bond	4,621,581	35,030,187	18,431,800	(2,558,163)	(27,404)	(1,009,556)	1,517,034	—	49,866,864
Disciplined Value	3,280,892	94,187,120	14,035,099	(26,830,792)	4,591,171	12,345,735	854,531	5,158,136	98,328,333
Disciplined Value International	2,757,523	50,306,930	8,172,204	(13,588,554)	2,459,294	6,228,789	1,220,216	3,040,834	53,578,663
Diversified Macro	537,685	14,201,051	45,327	(9,927,927)	(1,141,625)	1,877,412	45,327	—	5,054,238
Diversified Real Assets	1,408,661	21,424,716	7,925,463	(11,967,516)	2,050,558	1,189,577	656,780	2,211,964	20,622,798
Emerging Markets Debt	2,924,727	19,422,429	5,894,422	(1,868,847)	10,971	319,059	1,162,591	—	23,778,034
Emerging Markets Equity	1,613,808	23,578,212	3,150,547	(10,781,373)	2,700,287	3,639,021	510,669	—	22,286,694
Fundamental Large Cap Core	378,489	27,642,407	6,799,598	(6,037,409)	497,016	60,395	150,334	2,719,884	28,962,007
Global Equity	692,433	9,459,425	2,365,819	(2,815,530)	41,635	615,022	106,334	573,366	9,666,371
High Yield	5,564,232	14,381,727	5,104,888	(2,374,642)	(31,428)	(332,206)	1,076,096	—	16,748,339
International Dynamic Growth	2,405,210	40,054,255	8,247,618	(12,413,542)	3,451,845	4,699,216	335,056	878,377	44,039,392
International Strategic Equity Allocation	11,042,155	132,268,116	20,617,695	(22,531,691)	4,008,802	25,527,482	3,832,757	—	159,890,404
John Hancock Collateral Trust	138	1,195	2,157,396	(2,157,204)	(2)	(1)	975	—	1,384
Mid Cap Growth	1,486,915	29,690,879	7,676,510	(8,457,415)	909,257	(779,782)	—	2,789,885	29,039,449
Mid Value	2,020,760	35,237,709	6,959,897	(10,701,103)	897,547	2,645,926	467,607	2,971,517	35,039,976
Multifactor Emerging Markets ETF	270,157	10,838,450	969,480	(4,082,596)	816,804	2,305,341	223,453	—	10,847,479
Short Duration Bond	3,138,057	19,896,948	11,563,903	(1,956,026)	(8,289)	(500,894)	1,190,090	—	28,995,642
Small Cap Core	457,054	8,850,039	1,538,253	(2,782,382)	247,230	1,292,516	15,321	365,058	9,145,656
Strategic Income Opportunities	524,610	5,722,173	1,155,244	(1,497,708)	48,669	(72,105)	206,144	—	5,356,273
U.S. Sector Rotation	10,117,159	145,639,152	23,839,686	(33,470,111)	7,103,239	10,466,507	1,147,442	7,284,572	153,578,473
					$30,092,509	$65,656,669	$17,828,197	$37,692,641	$993,020,838
77	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2035 Lifetime Portfolio
Blue Chip Growth	1,308,555	$84,805,293	$18,245,192	$(14,169,248)	$3,079,153	$(4,143,243)	—	$7,360,137	$87,817,147
Bond	8,766,714	98,371,036	29,848,242	(9,009,192)	(1,090,431)	(1,522,363)	$4,798,536	—	116,597,292
Capital Appreciation Value	2,934,980	31,349,968	6,599,685	(9,219,805)	(593,622)	(664,815)	535,261	3,520,446	27,471,411
Core Bond	8,252,125	75,199,273	22,829,515	(7,001,716)	(343,296)	(1,643,343)	3,100,650	—	89,040,433
Disciplined Value	3,062,164	90,255,844	13,766,282	(28,618,440)	4,899,875	11,469,492	809,407	4,885,758	91,773,053
Disciplined Value International	2,998,816	53,823,683	9,010,887	(14,005,565)	2,673,754	6,764,227	1,290,442	3,215,842	58,266,986
Diversified Macro	607,498	16,527,328	52,318	(11,729,718)	(1,295,976)	2,156,529	52,317	—	5,710,481
Diversified Real Assets	2,329,823	36,397,635	10,487,821	(17,973,007)	3,454,589	1,741,565	1,197,288	4,032,338	34,108,603
Emerging Markets Debt	4,322,696	31,973,391	6,613,021	(4,019,183)	(314,908)	891,197	1,827,604	—	35,143,518
Emerging Markets Equity	1,553,478	22,134,916	2,696,949	(9,336,145)	2,322,955	3,634,856	478,416	—	21,453,531
Floating Rate Income	879,179	2,771,375	4,358,649	(538,299)	(18,872)	(110,891)	287,449	—	6,461,962
Fundamental Large Cap Core	306,850	22,725,142	4,958,133	(4,656,668)	549,714	(96,134)	122,540	2,217,027	23,480,187
Global Equity	1,009,756	16,232,490	2,701,510	(5,825,827)	793,331	194,689	189,229	1,020,344	14,096,193
High Yield	8,496,002	23,765,666	5,685,379	(3,311,528)	(256,030)	(310,521)	1,692,840	—	25,572,966
International Dynamic Growth	2,598,707	42,438,038	7,751,295	(11,261,070)	2,963,869	5,690,193	353,396	926,454	47,582,325
International Strategic Equity Allocation	10,206,200	123,023,325	20,051,051	(22,922,181)	3,979,476	23,654,109	3,525,282	—	147,785,780
John Hancock Collateral Trust	2,214	1,195	2,658,499	(2,637,559)	5	—	1,163	—	22,140
Mid Cap Growth	1,323,179	27,826,715	6,289,520	(8,476,661)	1,165,168	(963,064)	—	2,558,036	25,841,678
Mid Value	1,810,256	32,800,732	6,691,928	(11,431,272)	1,085,759	2,242,685	430,327	2,734,612	31,389,832
Multifactor Emerging Markets ETF	268,246	10,207,866	1,183,430	(3,566,077)	665,105	2,280,424	211,540	—	10,770,748
Short Duration Bond	4,533,306	28,592,284	17,036,856	(3,004,090)	(28,209)	(709,098)	1,695,591	—	41,887,743
Small Cap Core	355,793	7,061,840	1,248,280	(2,426,770)	206,923	1,029,154	12,157	289,672	7,119,427
Strategic Income Opportunities	823,385	8,871,571	1,508,500	(1,933,834)	20,125	(59,596)	324,997	—	8,406,766
U.S. Sector Rotation	9,844,436	149,399,932	22,376,383	(40,409,632)	8,092,483	9,979,371	1,172,864	7,445,965	149,438,537
					$32,010,940	$61,505,423	$24,109,296	$40,206,631	$1,107,238,739
Multimanager 2030 Lifetime Portfolio
Blue Chip Growth	909,392	$63,300,885	$14,536,483	$(16,021,247)	$6,208,971	$(6,995,770)	—	$5,425,722	$61,029,322
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	78

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Bond	8,238,289	$96,850,313	$25,784,486	$(10,547,267)	$(1,465,823)	$(1,052,461)	$4,692,479	—	$109,569,248
Capital Appreciation Value	3,283,117	40,935,059	7,657,527	(16,084,045)	(993,983)	(784,584)	707,038	$4,650,230	30,729,974
Core Bond	10,557,615	100,698,698	26,858,707	(11,020,922)	(1,494,518)	(1,125,298)	4,134,526	—	113,916,667
Disciplined Value	2,109,234	66,468,690	8,260,732	(23,322,971)	4,681,440	7,125,851	593,547	3,582,779	63,213,742
Disciplined Value International	2,338,543	44,179,302	7,403,843	(13,811,934)	2,417,275	5,249,400	1,044,223	2,602,252	45,437,886
Diversified Macro	571,260	18,701,068	62,438	(14,288,142)	(1,411,024)	2,305,508	62,439	—	5,369,848
Diversified Real Assets	2,776,644	46,880,560	12,280,648	(24,916,332)	5,150,230	1,254,960	1,580,809	5,323,995	40,650,066
Emerging Markets Debt	4,941,848	37,857,882	6,803,478	(5,167,105)	(554,767)	1,237,736	2,162,423	—	40,177,224
Emerging Markets Equity	1,065,615	15,646,299	1,633,564	(6,632,684)	1,399,392	2,669,572	331,211	—	14,716,143
Floating Rate Income	1,901,050	13,114,609	3,172,519	(1,900,457)	(202,264)	(211,692)	836,440	—	13,972,715
Fundamental Large Cap Core	133,303	10,570,660	2,083,899	(2,642,274)	539,959	(351,879)	56,363	1,019,732	10,200,365
Global Equity	1,117,919	21,005,852	3,083,576	(9,685,369)	1,095,899	106,187	248,258	1,338,640	15,606,145
High Yield	9,842,414	27,992,166	6,328,543	(4,022,394)	(432,805)	(239,844)	2,005,652	—	29,625,666
International Dynamic Growth	2,169,350	35,005,370	8,213,209	(10,713,110)	2,918,015	4,297,311	285,303	747,945	39,720,795
International Strategic Equity Allocation	7,770,588	99,237,941	15,028,174	(23,690,461)	3,591,024	18,351,434	2,802,772	—	112,518,112
John Hancock Collateral Trust	2,154	1,195	2,528,007	(2,507,671)	13	—	818	—	21,544
Mid Cap Growth	943,162	20,681,087	5,492,797	(7,943,919)	1,266,400	(1,076,408)	—	1,898,771	18,419,957
Mid Value	1,246,717	24,295,233	5,014,181	(10,143,766)	1,352,062	1,100,364	318,411	2,023,417	21,618,074
Multifactor Emerging Markets ETF	186,044	7,146,010	1,121,340	(2,786,504)	344,338	1,644,948	149,361	—	7,470,132
Short Duration Bond	6,504,913	47,307,190	19,327,518	(5,422,963)	(36,708)	(1,069,643)	2,616,583	—	60,105,394
Small Cap Core	242,651	5,027,147	945,397	(1,986,976)	117,269	752,613	8,660	206,335	4,855,450
Strategic Income Opportunities	2,931,492	30,690,335	4,570,245	(5,177,607)	26,245	(178,686)	1,176,366	—	29,930,532
U.S. Sector Rotation	7,558,353	128,322,696	16,098,433	(44,419,406)	9,647,223	5,086,851	988,775	6,277,271	114,735,797
					$34,163,863	$38,096,470	$26,802,457	$35,097,089	$1,003,610,798
Multimanager 2025 Lifetime Portfolio
Blue Chip Growth	367,325	$24,785,487	$9,211,950	$(9,021,215)	$3,615,943	$(3,940,960)	—	$2,104,134	$24,651,205
Bond	5,849,515	83,593,921	10,839,862	(14,828,002)	(1,945,907)	138,679	$3,731,296	—	77,798,553
79	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value	2,081,758	$31,804,335	$5,320,428	$(15,925,219)	$(821,045)	$(893,241)	$541,202	$3,559,520	$19,485,258
Core Bond	7,287,117	82,356,050	11,825,041	(13,677,293)	(1,775,927)	(99,874)	3,200,044	—	78,627,997
Disciplined Value	849,927	25,975,168	5,177,885	(10,177,021)	2,166,243	2,330,050	230,777	1,393,021	25,472,325
Disciplined Value International	953,795	23,325,256	2,806,542	(11,244,855)	2,765,246	880,051	538,263	1,341,376	18,532,240
Diversified Macro	342,310	12,438,443	40,244	(9,817,599)	(960,082)	1,516,711	40,243	—	3,217,717
Diversified Real Assets	1,878,208	37,452,867	7,564,256	(21,921,383)	4,714,166	(312,945)	1,280,922	4,314,009	27,496,961
Emerging Markets Debt	3,555,089	31,263,663	3,595,177	(6,547,735)	(458,291)	1,050,063	1,668,910	—	28,902,877
Emerging Markets Equity	352,585	5,995,559	564,495	(3,133,223)	721,279	721,095	125,038	—	4,869,205
Floating Rate Income	1,802,356	14,491,764	2,096,860	(2,906,288)	(95,342)	(339,677)	856,129	—	13,247,317
Fundamental Large Cap Core	52,006	3,993,546	1,210,127	(1,301,391)	133,378	(56,161)	20,894	378,018	3,979,499
Global Equity	708,508	16,214,426	2,062,886	(9,148,535)	1,491,362	(729,374)	188,797	1,018,015	9,890,765
High Yield	7,180,111	23,158,267	3,369,323	(4,394,454)	(390,339)	(130,663)	1,554,291	—	21,612,134
International Dynamic Growth	879,549	18,633,503	2,645,949	(9,083,925)	2,769,050	1,139,970	152,122	398,800	16,104,547
International Strategic Equity Allocation	4,038,168	50,940,455	10,177,049	(13,797,328)	2,170,726	8,981,769	1,404,570	—	58,472,671
John Hancock Collateral Trust	1,420	1,192	6,161,520	(6,148,870)	361	(1)	10,850	—	14,202
Mid Cap Growth	394,194	9,612,189	2,510,877	(4,454,194)	880,320	(850,587)	—	875,007	7,698,605
Mid Value	523,394	11,284,370	1,957,460	(5,175,871)	1,159,786	(150,092)	145,332	923,544	9,075,653
Multifactor Emerging Markets ETF	78,962	3,541,306	312,608	(1,604,414)	179,429	741,593	69,070	—	3,170,522
Short Duration Bond	4,721,762	44,520,413	8,392,781	(8,420,907)	(20,246)	(842,959)	2,154,771	—	43,629,082
Small Cap Core	154,167	3,509,155	606,668	(1,580,159)	92,688	456,533	5,930	141,306	3,084,885
Strategic Income Opportunities	2,743,845	32,517,234	3,031,600	(7,404,513)	48,805	(178,472)	1,162,847	—	28,014,654
U.S. Sector Rotation	4,488,771	65,068,114	15,709,323	(20,407,020)	3,634,986	4,134,133	491,316	3,119,134	68,139,536
					$20,076,589	$13,565,641	$19,573,614	$19,565,884	$595,188,410
Multimanager 2020 Lifetime Portfolio
Blue Chip Growth	93,084	$5,975,076	$1,807,757	$(1,475,784)	$268,930	$(329,137)	—	$508,724	$6,246,842
Bond	3,198,801	45,118,258	6,757,018	(8,336,114)	(1,110,783)	115,673	$2,028,451	—	42,544,052
Capital Appreciation Value	1,068,059	16,303,412	3,065,742	(8,509,069)	(308,668)	(554,383)	274,834	1,807,599	9,997,034
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	80

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Core Bond	4,107,509	$46,279,928	$7,019,715	$(7,914,150)	$(1,150,730)	$85,264	$1,801,412	—	$44,320,027
Disciplined Value	216,966	6,275,324	1,294,818	(2,199,013)	383,830	747,498	55,813	$336,902	6,502,457
Disciplined Value International	508,438	11,090,091	1,997,505	(5,041,787)	1,093,701	739,445	252,788	629,959	9,878,955
Diversified Macro	172,213	6,333,449	20,424	(5,030,954)	(499,296)	795,179	20,424	—	1,618,802
Diversified Real Assets	963,999	19,174,775	4,362,574	(11,743,465)	2,517,595	(198,540)	645,653	2,174,489	14,112,939
Emerging Markets Debt	1,939,336	16,981,692	2,461,418	(3,996,344)	(222,489)	542,524	909,484	—	15,766,801
Emerging Markets Equity	104,376	1,093,881	403,695	(435,863)	81,590	298,130	29,336	—	1,441,433
Floating Rate Income	1,261,660	10,336,425	1,583,336	(2,335,814)	(80,132)	(230,612)	609,995	—	9,273,203
Fundamental Large Cap Core	54,274	4,183,928	1,105,671	(1,222,689)	110,140	(24,041)	21,533	389,587	4,153,009
Global Equity	362,930	8,285,537	1,132,699	(4,744,762)	621,596	(228,574)	95,933	517,282	5,066,496
High Yield	3,900,128	12,572,750	2,580,697	(3,130,600)	(254,953)	(28,509)	846,734	—	11,739,385
International Dynamic Growth	465,997	9,171,353	1,518,315	(4,164,452)	1,180,175	827,020	72,755	190,734	8,532,411
International Strategic Equity Allocation	1,581,595	22,272,570	5,081,583	(8,944,543)	1,558,165	2,933,726	606,068	—	22,901,501
John Hancock Collateral Trust	869	1,188	882,121	(874,626)	7	—	1,033	—	8,690
Mid Cap Growth	137,262	3,442,602	742,451	(1,532,715)	374,482	(346,085)	—	305,540	2,680,735
Mid Value	185,040	4,070,847	724,274	(1,957,895)	496,822	(125,451)	51,568	327,699	3,208,597
Short Duration Bond	3,086,834	29,447,488	5,562,173	(5,913,290)	(179,167)	(394,858)	1,421,457	—	28,522,346
Small Cap Core	74,448	1,715,622	236,273	(734,939)	69,169	203,578	2,858	68,103	1,489,703
Strategic Income Opportunities	1,475,775	17,385,648	2,088,070	(4,335,726)	27,891	(98,219)	626,710	—	15,067,664
U.S. Sector Rotation	2,371,119	33,637,560	7,569,762	(9,369,460)	1,595,293	2,560,441	250,049	1,587,442	35,993,596
					$6,573,168	$7,290,069	$10,624,888	$8,844,060	$301,066,678
Multimanager 2015 Lifetime Portfolio
Blue Chip Growth	42,381	$2,374,227	$1,179,884	$(691,796)	$111,477	$(129,572)	—	$214,755	$2,844,220
Bond	1,629,653	20,894,273	4,752,717	(3,455,457)	(471,725)	(45,430)	$995,504	—	21,674,378
Capital Appreciation Value	499,168	6,884,950	1,927,153	(3,751,428)	(112,705)	(275,761)	125,105	822,825	4,672,209
Core Bond	2,057,259	20,841,953	5,251,960	(3,356,903)	(516,406)	(22,778)	861,791	—	22,197,826
Disciplined Value	98,443	2,516,175	757,490	(804,644)	94,303	387,013	23,539	142,085	2,950,337
Disciplined Value International	199,453	4,020,352	1,511,921	(2,394,240)	348,500	388,847	98,275	244,906	3,875,380
81	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Diversified Macro	79,610	$2,674,604	$8,891	$(2,072,990)	$(190,133)	$327,965	$8,891	—	$748,337
Diversified Real Assets	449,732	8,266,882	2,434,809	(5,134,452)	985,750	31,084	294,430	$991,607	6,584,073
Emerging Markets Debt	960,066	7,606,308	1,687,907	(1,629,994)	(85,185)	226,298	434,088	—	7,805,334
Floating Rate Income	747,954	5,604,084	1,352,208	(1,283,839)	(45,473)	(129,517)	349,909	—	5,497,463
Fundamental Large Cap Core	19,102	1,282,541	496,493	(352,372)	46,756	(11,757)	7,006	126,763	1,461,661
Global Equity	169,320	3,512,029	745,479	(2,076,233)	232,216	(49,780)	43,626	235,235	2,363,711
High Yield	1,879,636	5,660,509	1,584,560	(1,452,232)	(141,741)	6,608	402,381	—	5,657,704
International Dynamic Growth	188,831	3,234,741	1,515,234	(2,105,688)	403,482	409,729	27,482	72,045	3,457,498
International Strategic Equity Allocation	604,049	8,787,058	3,190,044	(4,920,710)	903,961	786,283	256,462	—	8,746,636
John Hancock Collateral Trust	456	1,257	546,534	(543,237)	7	(1)	657	—	4,560
Mid Cap Growth	36,836	861,165	288,303	(435,884)	85,400	(79,576)	—	81,609	719,408
Mid Value	49,128	1,016,974	242,388	(503,781)	115,356	(19,063)	13,591	86,367	851,874
Short Duration Bond	1,729,109	15,076,463	4,192,449	(2,978,999)	(195,446)	(117,499)	770,125	—	15,976,968
Strategic Income Opportunities	728,558	7,763,775	1,623,735	(1,909,794)	16,500	(55,639)	297,205	—	7,438,577
U.S. Sector Rotation	904,182	10,593,445	4,216,404	(2,518,496)	384,024	1,050,111	84,131	534,108	13,725,488
					$1,968,918	$2,677,565	$5,094,198	$3,552,305	$139,253,642
Multimanager 2010 Lifetime Portfolio
Blue Chip Growth	12,980	$753,366	$472,640	$(354,287)	$105,471	$(106,123)	—	$64,177	$871,067
Bond	1,109,519	15,143,009	2,607,834	(2,667,859)	(336,350)	9,965	$676,734	—	14,756,599
Capital Appreciation Value	331,798	4,897,267	894,967	(2,432,901)	(20,000)	(233,701)	82,463	542,364	3,105,632
Core Bond	1,456,969	15,810,972	3,075,465	(2,809,991)	(395,043)	39,294	612,146	—	15,720,697
Disciplined Value	30,208	790,543	308,146	(336,950)	33,699	109,904	7,074	42,703	905,342
Disciplined Value International	114,593	2,544,111	987,387	(1,755,558)	256,198	194,413	57,414	143,079	2,226,551
Diversified Macro	52,722	1,902,782	6,099	(1,505,185)	(131,749)	223,640	6,100	—	495,587
Diversified Real Assets	299,038	5,958,962	1,375,767	(3,644,108)	788,945	(101,648)	193,961	653,237	4,377,918
Emerging Markets Debt	673,003	5,711,101	887,547	(1,234,970)	(31,902)	139,733	304,098	—	5,471,509
Floating Rate Income	603,238	4,864,289	861,365	(1,149,144)	(33,981)	(108,728)	283,182	—	4,433,801
Fundamental Large Cap Core	11,448	814,191	343,177	(303,901)	48,186	(25,648)	4,090	73,998	876,005
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	82

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Global Equity	111,555	$2,486,719	$382,552	$(1,431,718)	$181,645	$(61,887)	$28,644	$154,452	$1,557,311
High Yield	1,341,316	4,236,789	717,314	(822,926)	(64,162)	(29,654)	282,744	—	4,037,361
International Dynamic Growth	106,858	2,112,995	1,154,697	(1,833,098)	346,150	175,825	16,208	42,490	1,956,569
International Strategic Equity Allocation	283,064	5,051,186	1,710,489	(3,493,771)	875,608	(44,741)	136,218	—	4,098,771
John Hancock Collateral Trust	335	1,220	293,748	(291,618)	—	—	417	—	3,350
Short Duration Bond	1,397,771	13,157,446	2,570,864	(2,562,608)	(81,917)	(168,383)	626,453	—	12,915,402
Strategic Income Opportunities	508,627	5,773,333	791,454	(1,349,864)	25,661	(47,505)	207,259	—	5,193,079
U.S. Sector Rotation	516,615	5,516,147	3,509,353	(1,949,188)	316,483	449,417	40,263	255,609	7,842,212
					$1,882,942	$414,173	$3,565,468	$1,972,109	$90,844,763
Note 8—Segment reporting
The management committee of the Advisor acts as the portfolios’ chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each portfolio represents a single operating segment, as the CODM monitors and assesses the operating results of the portfolio as a whole, and the portfolio’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the portfolio’s subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from portfolio share transactions”, and Financial highlights, which includes total return and income and expense ratios.
83	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of John Hancock Funds II and Shareholders of each of the thirteen portfolios listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios’ investments, of each of the portfolios listed in the table below (thirteen of the portfolios constituting John Hancock Funds II, hereafter collectively referred to as the “Portfolios”) as of August 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios listed in the table below as of August 31, 2026, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Portfolio	Statement of operations	Statement of changes in net assets	Financial highlights
Multimanager 2070 Lifetime Portfolio	For the year ended August 31, 2026	For the year ended August 31, 2026 and the period April 24, 2025 (commencement of operations) through August 31, 2025
Multimanager 2065 Lifetime Portfolio
Multimanager 2060 Lifetime Portfolio
Multimanager 2055 Lifetime Portfolio
Multimanager 2050 Lifetime Portfolio
Multimanager 2045 Lifetime Portfolio
Multimanager 2040 Lifetime Portfolio
Multimanager 2035 Lifetime Portfolio
Multimanager 2030 Lifetime Portfolio
Multimanager 2025 Lifetime Portfolio
Multimanager 2020 Lifetime Portfolio
Multimanager 2015 Lifetime Portfolio
Multimanager 2010 Lifetime Portfolio	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For each of the five years in the period ended August 31, 2026
Basis for Opinions
These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP Boston, Massachusetts October 8, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	84

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during its taxable year ended August 31, 2026.
Each portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
Each portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each portfolio reports the maximum amount allowable as Section 163(j) Interest Dividends.
Each portfolio reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
The portfolios below have the following amounts as foreign tax credits, which represent taxes paid on the income derived from foreign sources:
Portfolio	Foreign sourced income	Foreign tax credit
Multimanager 2065 Lifetime Portfolio	$1,188,048	$93,850
Multimanager 2060 Lifetime Portfolio	2,832,596	222,818
Multimanager 2055 Lifetime Portfolio	3,772,677	297,127
Multimanager 2050 Lifetime Portfolio	5,348,429	420,788
Multimanager 2045 Lifetime Portfolio	7,387,969	559,544
Multimanager 2040 Lifetime Portfolio	6,772,177	494,831
Multimanager 2035 Lifetime Portfolio	6,567,303	474,684
Multimanager 2030 Lifetime Portfolio	5,083,682	363,699
Multimanager 2025 Lifetime Portfolio	2,605,937	177,984
The portfolios below paid the following amounts in capital gain dividends:
Portfolio	Long term capital gains
Multimanager 2065 Lifetime Portfolio	$4,828,108
Multimanager 2060 Lifetime Portfolio	14,148,320
Multimanager 2055 Lifetime Portfolio	21,548,710
Multimanager 2050 Lifetime Portfolio	34,033,753
Multimanager 2045 Lifetime Portfolio	64,851,184
Multimanager 2040 Lifetime Portfolio	62,194,106
Multimanager 2035 Lifetime Portfolio	64,305,168
Multimanager 2030 Lifetime Portfolio	54,806,333
Multimanager 2025 Lifetime Portfolio	30,602,119
Multimanager 2020 Lifetime Portfolio	8,049,054
Multimanager 2015 Lifetime Portfolio	4,168,205
Multimanager 2010 Lifetime Portfolio	1,458,599
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in a portfolio.
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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) and the Subadvisory Agreement (the Subadvisory Agreement) with respect to each of the portfolios of the Trust included in this report (the Funds).  The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-25, 2026 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 26-28, 2026. The Trustees who are not “interested persons” of the Trust as deﬁned by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting ﬁrm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 22-25, 2026, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement between the Advisor and Manulife Investment Management (US) (the Subadvisor) with respect to each of the Funds identified in Appendix A.
In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the Funds. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds, and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
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In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with Fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds; and
(f)the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the Funds’ performance;
(b)considered the comparative performance of each Fund’s respective benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the peer group. The Board reviewed Fund performance against each Fund’s respective peer group median and benchmark index and concluded that the performance of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds over the longer term, with certain exceptions noted in Appendix A. In such cases, the Board concluded that the Fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor, respectively. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds.  In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as any actions taken over the past several years to reduce the Funds’ operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each Fund and that each Fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and a Subadvisor’s services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent, and quality of the services provided to the Funds under the Advisory Agreement.
In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with each Fund’s investments in the underlying portfolios and the Advisor made a finding that each Fund’s expenses do not duplicate the fees and expenses of the underlying portfolios.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
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(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to each Fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)noted that affiliates of the Advisor provide transfer agency services and distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the Funds;
(h)noted that the Funds’ Subadvisor is an affiliate of the Advisor;
(i)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j)noted that the subadvisory fees for the Funds are paid by the Advisor;
(k)with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying funds in which the Funds may invest;
(l)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor), from their relationship with each Fund was not unreasonable in view of all factors considered.
Economies of scale. In considering the extent to which a Fund may realize any economies of scale as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a)considered that with respect to the John Hancock underlying funds in which the Funds invest, the Advisor has agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based upon the aggregate net assets of all the Participating Portfolios. The funds that are not Participating Portfolios as of the date of this annual report are each of the Funds, each of the other funds of funds of the Trust and of John Hancock Variable Insurance Trust, John Hancock Collateral Trust, and John Hancock Managed Account Shares. The Funds also benefit from such overall management fee waiver through their investment in underlying funds that include certain of the Participating Portfolios, which are subject to the Reimbursement;
(b)reviewed the Trust’s advisory fee structure and concluded that (i) the Funds’ fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and
(c)considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark index and comparable funds; and
(3)the subadvisory fee for each Fund, and comparative fee information, where available, prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and
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organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that each Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered, if available, each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data, to the extent applicable. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the Funds to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group median and the benchmark index and noted that the Board reviews information about the Funds’ performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile over the long term with certain exceptions, as noted in Appendix A (with respect to such exceptions, the Board concluded that the Fund’s performance is being monitored and reasonably addressed where appropriate);
(3)the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)noted that the subadvisory fees are paid by the Advisor and not the Funds and the advisory fee for each of the funds contains breakpoints that permit shareholders to benefit from economies of scale.
In addition, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for each Fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with each Fund’s investments in the underlying portfolios and that the Advisor made a finding that each Fund’s expenses do not duplicate the fees and expenses of the underlying portfolios.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.
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APPENDIX A

Portfolio (subadvisor)	Performance of fund, as of 12.31.2025	Fees and expenses	Comments
Multimanager 2010 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, and five-year periods and outperformed for the ten-year period.
Lipper Category – The fund outperformed the median for the one-, three-, five-, and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the ten-year period and peer group median for the one-, three-, five-, and ten-year periods.
The Board also took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, and five-year periods.
Multimanager 2015 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, and five-year periods and outperformed for the ten-year period.
Lipper Category – The fund outperformed the median for the one-, five-, and ten-year periods and underperformed for the three-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the ten-year period and peer group median for the one-, five-, and ten-year periods.
The Board also took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, and five-year periods and the peer group median for the three-year period.
Multimanager 2020 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the one- and ten-year periods and underperformed for the three- and five-year periods.
Lipper Category – The fund underperformed the median for the one-, three-, and five-year periods and outperformed the median for the ten-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one- and ten-year periods and peer group median for the ten-year period.
The Board also took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three- and five-year periods and peer group median for the one-, three-, and five-year periods.
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Portfolio (subadvisor)	Performance of fund, as of 12.31.2025	Fees and expenses	Comments
Multimanager 2025 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the ten-year period and underperformed for the one-, three-, and five-year periods.
Lipper Category – The fund outperformed the median for the one- and ten-year periods and underperformed for the three- and five-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the ten-year period and peer group median for the one- and ten-year periods.
The Board also took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, and five-year periods and peer group median for the three- and five-year periods.
Multimanager 2030 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the one- and ten-year periods and underperformed for the three- and five-year periods.
Lipper Category – The fund outperformed the median for the one-, three-, and ten-year periods and underperformed for the five-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one- and ten-year periods and peer group median for the one-, three-, and ten-year periods.
The Board also took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three- and five-year periods and the peer group median for the five-year period.
Multimanager 2035 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, and five-year periods and outperformed for the ten-year period.
Lipper Category – The fund outperformed the median for the one-, three-, and ten-year periods and underperformed for the five-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, and five-year periods and the peer group median for the five-year period.
The Board also took into account the fund’s favorable performance relative to the benchmark index for the ten-year period and to the peer group median for the one-, three-, and ten-year periods.
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Portfolio (subadvisor)	Performance of fund, as of 12.31.2025	Fees and expenses	Comments
Multimanager 2040 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for thunderperformed for the one-, three-, five-, and ten-year periods.
Lipper Category – The fund underperformed the median for the one-, three-, and five-year periods and outperformed the median for the ten-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five-, and ten-year periods and the peer group median for the one-, three-, and five-year periods.
The Board also took into account the fund’s favorable performance relative to the peer group median for the ten-year period.
Multimanager 2045 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, five-, and ten-year periods.
Lipper Category – The fund underperformed the median for the one-, three-, and five-year periods and outperformed the median for the ten-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five-, and ten-year periods and the peer group median for the one-, three-, and five-year periods.
The Board also took into account the fund’s favorable performance relative to the peer group median for the ten-year period.
Multimanager 2050 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, five-, and ten-year periods.
Lipper Category – The fund underperformed the median for the one-, three-, and five-year periods and outperformed the median for the ten-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five-, and ten-year periods and the peer group median for the one-, three-, and five-year periods.
The Board also took into account the fund’s favorable performance relative to the peer group median for the ten-year period.
Multimanager 2055 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, five-, and ten-year periods.
Lipper Category – The fund underperformed the median for the one-, three-, and five-year periods and outperformed the median for the ten-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five-, and ten-year periods and the peer group median for the one-, three-, and five-year periods.
The Board also took into account the fund’s favorable performance relative to the peer group median for the ten-year period.
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Portfolio (subadvisor)	Performance of fund, as of 12.31.2025	Fees and expenses	Comments
Multimanager 2060 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, and five-year periods. Lipper Category – The fund underperformed for the one-, three-, and five-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
		Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and the peer group median for the one-, three-, and five-year periods.
Multimanager 2065 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, and five-year periods. Lipper Category – The fund underperformed for the one-, three-, and five-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
		Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and the peer group median for the one-, three-, and five-year periods.
Multimanager 2070 Lifetime Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the period since its inception on April 25, 2025. Lipper Category – The fund underperformed for the period since its inception on April 25, 2025.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the peer group median for the period since its inception on April 25, 2025.
The Board also took into account the fund’s favorable performance relative to the benchmark index for the period since its inception on April 25, 2025.
93	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS |

Other N-CSR Items
(Unaudited)
Item 8.  Changes in and disagreements with accountants
None.
Item 9.  Proxy disclosures
When applicable, results of shareholder voting are included in the Shareholder meeting section of this report.
Item 10.  Remuneration paid to Trustees, officers, and others
Trustees’ fees are included in the financial statements.
Item 11.  Statement regarding basis for approval of investment advisory contract
When applicable, the statement regarding the basis for approval of any investment advisory contract is included in the Evaluation of advisory and subadvisory agreements by the Board of Trustees section of this report.
| JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	94

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multimanager Lifetime Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5889406	LCA 8/26
10/26

Annual Financial Statements & Other N-CSR Items
John Hancock
Multimanager Lifestyle Portfolios
Asset allocation
August 31, 2026

John Hancock
Multimanager Lifestyle Portfolios

2	Portfolios’ investments
10	Financial statements
17	Financial highlights
27	Notes to financial statements
47	Report of independent registered public accounting firm
48	Tax information
49	Evaluation of advisory and subadvisory agreements by the Board of Trustees
56	Other N-CSR Items
1	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (US) LLC	(MIM US)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.5%
Equity - 93.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	5,836,162	$391,664,827
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	12,763,517	119,466,516
Disciplined Value, Class NAV, JHF III (Boston Partners)	14,551,416	436,105,929
Disciplined Value International, Class NAV, JHIT (Boston Partners)	15,840,749	307,785,753
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	11,155,548	154,058,122
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,906,160	298,899,388
International Dynamic Growth, Class NAV, JHIT (Axiom)	13,590,822	248,847,953
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	25,432,035	368,255,874
Mid Cap Growth, Class NAV, JHIT (Wellington)	6,523,349	127,401,002
Mid Value, Class NAV, JHF II (T. Rowe Price)	12,051,294	208,969,438
Multifactor Emerging Markets ETF, JHETF (DFA)	2,116,599	84,986,741
Small Cap Core, Class NAV, JHIT (MIM US) (B)	7,950,501	159,089,532
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	9,773,648	148,363,972
Fixed income - 2.7%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,031,579	16,516,736
High Yield, Class NAV, JHBT (MIM US) (B)	4,389,830	13,213,389
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	6,235,591	57,616,859
Alternative and specialty - 3.6%
Diversified Macro, Class NAV, JHIT (Graham)	1,630,218	15,324,047
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	7,033,901	102,976,304

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,140,641,861)		$3,259,542,382
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	3,438	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	57,902	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	24,608	0
Genting Hong Kong, Ltd. (C)(D)	102,729	0
Peace Mark Holdings, Ltd. (C)(D)	33,620	0
Consumer staples - 0.0%
Pacific Andes International Holdings, Ltd. (C)(D)	405,556	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	2,092	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	105,157	0
Ezion Holdings, Ltd. (C)(D)	210,318	0
Ezra Holdings, Ltd. (C)(D)	81,996	0
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	2

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Energy - (continued)
Lightstream Resources, Ltd. (C)(D)	14,190	$0
Manitok Energy, Inc. (C)(D)	31	0
Paladin Energy, Ltd. (D)	1,937	15,891
Peninsula Energy, Ltd. (D)	2,110	437
Sakari Resources, Ltd. (C)(D)(E)	215,623	37,319
Savannah Energy PLC (C)(D)	9,979	745
Swiber Holdings, Ltd. (C)(D)	23,955	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	315	0
Convoy Global Holdings, Ltd. (C)(D)	117,671	0
Good Resources Holdings, Ltd. (C)(D)	50,431	0
TT Hellenic Postbank SA (C)(D)	3,871	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	338	0
Lakefront Biotherapeutics NV (D)	328	9,364
Pihlajalinna OYJ	120	1,512
Zenith Capital Corp. (D)	990	50
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	227,124	0
Carillion PLC (C)(D)	21,342	0
CW Group Holdings, Ltd. (C)(D)	25,215	0
Gold-Finance Holdings, Ltd. (C)(D)	39,971	0
Hsin Chong Group Holdings, Ltd. (C)(D)	137,470	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	23,721	0
DMX Technologies Group, Ltd. (C)(D)	6,351	0
MH Development, Ltd. (C)(D)	23,161	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	60,308	5,056
Danakali, Ltd. (D)	3,180	114
EcoGreen International Group, Ltd. (C)(D)	14,195	0
Firefinch, Ltd. (C)(D)	7,613	164
Fraser Papers Holdings, Inc. (C)(D)	897	0
Hanfeng Evergreen, Inc. (C)(D)	691	0
Midas Holdings, Ltd. (C)(D)	46,508	0
Orbite Technologies, Inc. (C)(D)	19,705	0
Ten Sixty Four, Ltd. (C)(D)	14,533	890
Up Energy Development Group, Ltd. (C)(D)	167,728	0
Victoria Gold Corp. (C)(D)	62	8
Wiluna Mining Corp., Ltd. (C)(D)	1,869	0
Real estate - 0.0%
Lerthai Group, Ltd. (C)(D)	3,362	0
Utilities - 0.0%
Hyflux, Ltd. (C)(D)	10,348	0

TOTAL COMMON STOCKS (Cost $121,572)		$71,550
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.5%
U.S. Government - 0.5%
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	$20,033,400	$4,423,464
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	22,807,600	5,337,235
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	19,010,800	4,706,921
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	6,779,200	1,785,636

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $19,719,205)		$16,253,256
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	9,047	1,062
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	9,958	17
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	414	0
Webuild SpA (Expiration Date: 8-2-30) (D)(F)	1,065	777

TOTAL WARRANTS (Cost $1,069)		$1,856

RIGHTS - 0.0%
Intercell AG (C)(D)(F)	1,625	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6571% (G)(H)	7,368	73,684

TOTAL SHORT-TERM INVESTMENTS (Cost $73,683)		$73,684
Total investments (Cost $2,160,557,390) - 100.0%		$3,275,942,728
Other assets and liabilities, net - (0.0%)		(258,591)
TOTAL NET ASSETS - 100.0%		$3,275,684,137
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.5%
Equity - 80.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	13,414,246	$900,230,046
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	26,868,102	251,485,435
Disciplined Value, Class NAV, JHF III (Boston Partners)	32,316,514	968,525,928
Disciplined Value International, Class NAV, JHIT (Boston Partners)	38,069,900	739,698,151
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	21,857,832	301,856,664
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	6,567,382	502,536,040
Global Equity, Class NAV, JHF II (MIM US) (B)	14,173,555	197,862,832
3	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Dynamic Growth, Class NAV, JHIT (Axiom)	28,626,997	$524,160,317
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	57,216,632	828,496,838
Mid Cap Growth, Class NAV, JHIT (Wellington)	13,715,519	267,864,082
Mid Value, Class NAV, JHF II (T. Rowe Price)	25,460,390	441,483,167
Multifactor Emerging Markets ETF, JHETF (DFA)	4,206,622	168,906,390
Small Cap Core, Class NAV, JHIT (MIM US) (B)	15,921,663	318,592,473
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	22,177,372	336,652,509
Fixed income - 14.3%
Bond, Class NAV, JHSB (MIM US) (B)	36,083,586	479,911,697
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	20,181,590	164,076,329
Floating Rate Income, Class NAV, JHF II (Bain Capital)	16,362,541	120,264,676
High Yield, Class NAV, JHBT (MIM US) (B)	33,799,903	101,737,707
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	17,192,131	158,855,295
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	17,742,187	181,147,734
Alternative and specialty - 3.0%
Diversified Macro, Class NAV, JHIT (Graham)	4,490,703	42,212,609
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	14,279,840	209,056,860

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,793,153,279)		$8,205,613,779
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	7,240	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	121,915	0
Calida Holding AG	1	17
EganaGoldpfeil Holdings, Ltd. (C)(D)	51,814	0
Genting Hong Kong, Ltd. (C)(D)	216,301	0
Peace Mark Holdings, Ltd. (C)(D)	70,791	0
Consumer staples - 0.0%
Pacific Andes International Holdings, Ltd. (C)(D)	853,924	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	4,404	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	221,414	0
Ezion Holdings, Ltd. (C)(D)	442,837	0
Ezra Holdings, Ltd. (C)(D)	172,645	0
Lightstream Resources, Ltd. (C)(D)	29,877	0
Manitok Energy, Inc. (C)(D)	66	0
Paladin Energy, Ltd. (D)	4,079	33,463
Peninsula Energy, Ltd. (D)	4,443	920
Sakari Resources, Ltd. (C)(D)(E)	489,868	84,788
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Energy - (continued)
Savannah Energy PLC (C)(D)	21,010	$1,569
Swiber Holdings, Ltd. (C)(D)	50,438	0
VAALCO Energy, Inc.	1	6
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	661	0
Convoy Global Holdings, Ltd. (C)(D)	247,765	0
Good Resources Holdings, Ltd. (C)(D)	106,185	0
TT Hellenic Postbank SA (C)(D)	8,153	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	714	0
Lakefront Biotherapeutics NV (D)	688	19,642
Pihlajalinna OYJ	254	3,201
Zenith Capital Corp. (D)	2,086	104
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	478,224	0
Carillion PLC (C)(D)	44,938	0
CW Group Holdings, Ltd. (C)(D)	53,091	0
Gold-Finance Holdings, Ltd. (C)(D)	84,162	0
Hsin Chong Group Holdings, Ltd. (C)(D)	289,451	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	49,947	0
DMX Technologies Group, Ltd. (C)(D)	13,373	0
MH Development, Ltd. (C)(D)	48,767	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	126,980	10,646
Danakali, Ltd. (D)	6,694	240
EcoGreen International Group, Ltd. (C)(D)	29,890	0
Firefinch, Ltd. (C)(D)	16,029	345
Fraser Papers Holdings, Inc. (C)(D)	1,888	0
Hanfeng Evergreen, Inc. (C)(D)	1,455	0
Midas Holdings, Ltd. (C)(D)	97,926	0
Orbite Technologies, Inc. (C)(D)	41,492	0
Ten Sixty Four, Ltd. (C)(D)	30,600	1,875
Up Energy Development Group, Ltd. (C)(D)	353,161	0
Victoria Gold Corp. (C)(D)	132	17
Wiluna Mining Corp., Ltd. (C)(D)	3,934	0
Real estate - 0.0%
Lerthai Group, Ltd. (C)(D)	7,079	0
Utilities - 0.0%
Hyflux, Ltd. (C)(D)	21,788	0

TOTAL COMMON STOCKS (Cost $271,257)		$156,833
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.5%
U.S. Government - 2.5%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$36,799,731	36,169,102
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2031	16,000,720	15,366,929
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	4

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	66,384,668	$65,181,579
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	55,003,068	54,936,072
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	52,531,300	11,599,144
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	59,931,000	14,024,527
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	49,955,600	12,368,605
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	17,101,500	4,504,522

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $225,094,962)		$214,150,480
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	19,048	2,236
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	20,969	35
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	993	0
Webuild SpA (Expiration Date: 8-2-30) (D)(F)	2,244	1,637

TOTAL WARRANTS (Cost $2,259)		$3,908

RIGHTS - 0.0%
Intercell AG (C)(D)(F)	3,421	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6571% (G)(H)	18,813	188,125

TOTAL SHORT-TERM INVESTMENTS (Cost $188,124)		$188,125
Total investments (Cost $6,018,709,881) - 100.0%		$8,420,113,125
Other assets and liabilities, net - 0.0%		943,893
TOTAL NET ASSETS - 100.0%		$8,421,057,018
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.1%
Equity - 61.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	7,361,067	$494,001,181
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	27,589,859	258,241,081
Disciplined Value, Class NAV, JHF III (Boston Partners)	17,752,030	532,028,325
Disciplined Value International, Class NAV, JHIT (Boston Partners)	23,550,835	457,592,728
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	13,362,661	184,538,342
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,341,905	$255,722,596
Global Equity, Class NAV, JHF II (MIM US) (B)	10,931,627	152,605,511
International Dynamic Growth, Class NAV, JHIT (Axiom)	18,802,777	344,278,842
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	35,292,614	511,037,053
Mid Cap Growth, Class NAV, JHIT (Wellington)	8,596,016	167,880,190
Mid Value, Class NAV, JHF II (T. Rowe Price)	16,362,977	283,734,013
Multifactor Emerging Markets ETF, JHETF (DFA)	3,201,079	128,531,325
Small Cap Core, Class NAV, JHIT (MIM US) (B)	9,223,341	184,559,058
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	24,386,146	370,181,698
Fixed income - 31.2%
Bond, Class NAV, JHSB (MIM US) (B)	49,105,463	653,102,658
Core Bond, Class NAV, JHF II (Allspring Investments)	25,378,468	273,833,665
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	30,662,304	249,284,531
Floating Rate Income, Class NAV, JHF II (Bain Capital)	27,686,792	203,497,921
High Yield, Class NAV, JHBT (MIM US) (B)	60,406,057	181,822,233
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	25,432,154	234,993,104
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	40,032,959	408,736,509
Alternative and specialty - 2.8%
Diversified Macro, Class NAV, JHIT (Graham)	3,793,439	35,658,330
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	8,675,770	127,013,275
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,366,649	35,652,816

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,254,949,755)		$6,728,526,985
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	3,449	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	58,093	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	24,690	0
Genting Hong Kong, Ltd. (C)(D)	103,069	0
Peace Mark Holdings, Ltd. (C)(D)	33,732	0
Consumer staples - 0.0%
Pacific Andes International Holdings, Ltd. (C)(D)	406,897	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	2,099	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	105,505	0
Ezion Holdings, Ltd. (C)(D)	211,013	0
Ezra Holdings, Ltd. (C)(D)	82,267	0
5	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Energy - (continued)
Lightstream Resources, Ltd. (C)(D)	14,237	$0
Manitok Energy, Inc. (C)(D)	31	0
Paladin Energy, Ltd. (D)	1,943	15,940
Peninsula Energy, Ltd. (D)	2,117	438
Sakari Resources, Ltd. (C)(D)(E)	303,543	52,536
Savannah Energy PLC (C)(D)	10,012	748
Swiber Holdings, Ltd. (C)(D)	24,034	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	316	0
Convoy Global Holdings, Ltd. (C)(D)	118,060	0
Good Resources Holdings, Ltd. (C)(D)	50,597	0
TT Hellenic Postbank SA (C)(D)	3,884	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	339	0
Lakefront Biotherapeutics NV (D)	329	9,393
Pihlajalinna OYJ	120	1,512
Zenith Capital Corp. (D)	993	50
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	227,875	0
Carillion PLC (C)(D)	21,413	0
CW Group Holdings, Ltd. (C)(D)	25,299	0
Gold-Finance Holdings, Ltd. (C)(D)	40,103	0
Hsin Chong Group Holdings, Ltd. (C)(D)	137,924	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	23,799	0
DMX Technologies Group, Ltd. (C)(D)	6,372	0
MH Development, Ltd. (C)(D)	23,237	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	60,507	5,073
Danakali, Ltd. (D)	3,190	114
EcoGreen International Group, Ltd. (C)(D)	14,242	0
Firefinch, Ltd. (C)(D)	7,638	164
Fraser Papers Holdings, Inc. (C)(D)	900	0
Hanfeng Evergreen, Inc. (C)(D)	693	0
Midas Holdings, Ltd. (C)(D)	46,662	0
Orbite Technologies, Inc. (C)(D)	19,770	0
Ten Sixty Four, Ltd. (C)(D)	14,581	893
Up Energy Development Group, Ltd. (C)(D)	168,283	0
Victoria Gold Corp. (C)(D)	62	8
Wiluna Mining Corp., Ltd. (C)(D)	1,875	0
Real estate - 0.0%
Lerthai Group, Ltd. (C)(D)	3,373	0
Utilities - 0.0%
Hyflux, Ltd. (C)(D)	10,382	0

TOTAL COMMON STOCKS (Cost $159,071)		$86,869
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.9%
U.S. Government - 4.9%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$62,661,093	$61,587,284
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2031	27,249,196	26,169,851
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	113,377,601	111,322,860
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	93,937,633	93,823,213
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	68,783,900	15,187,791
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	77,354,200	18,101,751
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	64,478,300	15,964,309
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	21,645,000	5,701,277

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $363,110,150)		$347,858,336
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	9,077	1,065
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	9,991	17
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	786	0
Webuild SpA (Expiration Date: 8-2-30) (D)(F)	1,069	780

TOTAL WARRANTS (Cost $1,102)		$1,862

RIGHTS - 0.0%
Intercell AG (C)(D)(F)	1,630	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6571% (G)(H)	14,516	145,155

TOTAL SHORT-TERM INVESTMENTS (Cost $145,154)		$145,155
Total investments (Cost $5,618,365,232) - 100.0%		$7,076,619,207
Other assets and liabilities, net - 0.0%		1,284,321
TOTAL NET ASSETS - 100.0%		$7,077,903,528
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.3%
Equity - 41.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,133,809	$76,089,906
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	6,114,182	57,228,748
Disciplined Value, Class NAV, JHF III (Boston Partners)	3,007,462	90,133,632
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	6

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,869,946	$75,193,045
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,173,680	30,018,521
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	589,573	45,114,156
Global Equity, Class NAV, JHF II (MIM US) (B)	2,483,654	34,671,805
International Dynamic Growth, Class NAV, JHIT (Axiom)	3,562,290	65,225,534
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,600,553	95,576,012
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,966,657	38,408,814
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,823,809	48,964,843
Multifactor Emerging Markets ETF, JHETF (DFA)	591,417	23,746,871
Small Cap Core, Class NAV, JHIT (MIM US) (B)	1,284,682	25,706,490
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	6,033,838	91,593,657
Fixed income - 48.7%
Bond, Class NAV, JHSB (MIM US) (B)	18,059,634	240,193,131
Core Bond, Class NAV, JHF II (Allspring Investments)	18,666,460	201,411,100
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	11,896,753	96,720,598
Floating Rate Income, Class NAV, JHF II (Bain Capital)	11,285,279	82,946,803
High Yield, Class NAV, JHBT (MIM US) (B)	25,105,586	75,567,814
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	11,935,288	110,282,060
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	12,984,820	132,575,011
Alternative and specialty - 3.3%
Diversified Macro, Class NAV, JHIT (Graham)	1,041,144	9,786,754
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	1,763,940	25,824,086
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	2,744,527	29,064,544

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,569,127,310)		$1,802,043,935
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	744	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	12,538	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	5,329	0
Genting Hong Kong, Ltd. (C)(D)	22,245	0
Peace Mark Holdings, Ltd. (C)(D)	7,280	0
Consumer staples - 0.0%
Pacific Andes International Holdings, Ltd. (C)(D)	87,821	0
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	453	$0
Brightoil Petroleum Holdings, Ltd. (C)(D)	22,771	0
Ezion Holdings, Ltd. (C)(D)	45,543	0
Ezra Holdings, Ltd. (C)(D)	17,756	0
Lightstream Resources, Ltd. (C)(D)	3,073	0
Manitok Energy, Inc. (C)(D)	7	0
Paladin Energy, Ltd. (D)	419	3,437
Peninsula Energy, Ltd. (D)	457	95
Sakari Resources, Ltd. (C)(D)(E)	50,910	8,809
Savannah Energy PLC (C)(D)	2,161	161
Swiber Holdings, Ltd. (C)(D)	5,187	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	68	0
Convoy Global Holdings, Ltd. (C)(D)	25,481	0
Good Resources Holdings, Ltd. (C)(D)	10,920	0
TT Hellenic Postbank SA (C)(D)	838	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	73	0
Lakefront Biotherapeutics NV (D)	71	2,027
Pihlajalinna OYJ	26	328
Zenith Capital Corp. (D)	214	11
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	49,183	0
Carillion PLC (C)(D)	4,622	0
CW Group Holdings, Ltd. (C)(D)	5,460	0
Gold-Finance Holdings, Ltd. (C)(D)	8,655	0
Hsin Chong Group Holdings, Ltd. (C)(D)	29,768	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	5,137	0
DMX Technologies Group, Ltd. (C)(D)	1,375	0
MH Development, Ltd. (C)(D)	5,015	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	13,059	1,095
Danakali, Ltd. (D)	689	25
EcoGreen International Group, Ltd. (C)(D)	3,074	0
Firefinch, Ltd. (C)(D)	1,648	35
Fraser Papers Holdings, Inc. (C)(D)	194	0
Hanfeng Evergreen, Inc. (C)(D)	150	0
Midas Holdings, Ltd. (C)(D)	10,071	0
Orbite Technologies, Inc. (C)(D)	4,267	0
Ten Sixty Four, Ltd. (C)(D)	3,147	193
Up Energy Development Group, Ltd. (C)(D)	36,321	0
Victoria Gold Corp. (C)(D)	13	2
Wiluna Mining Corp., Ltd. (C)(D)	405	0
Real estate - 0.0%
Lerthai Group, Ltd. (C)(D)	728	0
7	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Utilities - 0.0%
Hyflux, Ltd. (C)(D)	2,241	$0

TOTAL COMMON STOCKS (Cost $28,121)		$16,218
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.7%
U.S. Government - 6.7%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$25,258,853	24,825,997
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2031	10,984,229	10,549,142
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	45,767,573	44,938,128
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	37,920,416	37,874,228
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	12,972,800	2,864,452
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	14,523,900	3,398,756
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	12,106,500	2,997,472
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	3,916,900	1,031,709

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $132,157,634)		$128,479,884
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	1,959	230
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	2,156	4
Webuild SpA (Expiration Date: 8-2-30) (D)(F)	231	169

TOTAL WARRANTS (Cost $224)		$403

RIGHTS - 0.0%
Intercell AG (C)(D)(F)	352	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6571% (G)(H)	172	1,717

TOTAL SHORT-TERM INVESTMENTS (Cost $1,716)		$1,717
Total investments (Cost $1,701,315,005) - 100.0%		$1,930,542,157
Other assets and liabilities, net - 0.0%		697,839
TOTAL NET ASSETS - 100.0%		$1,931,239,996
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.1%
Equity - 21.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	255,437	$17,142,387
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,739,266	25,639,530
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Disciplined Value, Class NAV, JHF III (Boston Partners)	731,122	$21,911,713
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,070,674	20,803,191
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	590,576	8,155,854
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	265,429	20,310,638
Global Equity, Class NAV, JHF II (MIM US) (B)	1,100,719	15,366,036
International Dynamic Growth, Class NAV, JHIT (Axiom)	843,321	15,441,200
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,885,915	56,268,045
Mid Cap Growth, Class NAV, JHIT (Wellington)	731,737	14,290,829
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,032,621	17,905,644
Small Cap Core, Class NAV, JHIT (MIM US) (B)	648,510	12,976,681
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,108,233	62,362,975
Fixed income - 66.4%
Bond, Class NAV, JHSB (MIM US) (B)	18,885,368	251,175,390
Core Bond, Class NAV, JHF II (Allspring Investments)	19,943,239	215,187,548
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	11,368,764	92,428,052
Floating Rate Income, Class NAV, JHF II (Bain Capital)	11,064,842	81,326,589
High Yield, Class NAV, JHBT (MIM US) (B)	24,851,842	74,804,044
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	11,872,188	109,699,014
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	11,787,313	120,348,462
Alternative and specialty - 2.0%
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	2,690,965	28,497,321

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,235,197,478)		$1,282,041,143
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.8%
U.S. Government - 9.8%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$29,944,084	29,430,940
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2031	13,092,159	12,573,577
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	54,115,847	53,135,106
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	44,847,981	44,793,355

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $141,783,796)		$139,932,978
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6571% (G)(H)	3,437	34,373
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	8

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $34,372)	$34,373
Total investments (Cost $1,377,015,646) - 99.9%	$1,422,008,494
Other assets and liabilities, net - 0.1%	824,646
TOTAL NET ASSETS - 100.0%	$1,422,833,140
Percentages are based upon net assets.
Currency Abbreviations
HKD	Hong Kong Dollar
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	Non-income producing.
(E)	Restricted security as to resale.
(F)	Strike price and/or expiration date not available.
(G)	The rate shown is the annualized seven-day yield as of 8-31-26.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
9	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 8-31-26

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Assets
Unaffiliated investments, at value	$16,326,662	$214,311,221	$347,947,067	$128,496,505	$139,932,978
Affiliated investments, at value	3,259,616,066	8,205,801,904	6,728,672,140	1,802,045,652	1,282,075,516
Total investments, at value	3,275,942,728	8,420,113,125	7,076,619,207	1,930,542,157	1,422,008,494
Dividends and interest receivable	790,691	7,434,454	10,955,568	4,201,613	4,236,207
Receivable for fund shares sold	652,145	829,968	468,338	476,702	22,863
Receivable for investments sold	516,175	2,450,954	3,992,227	444,040	315,478
Other assets	178,945	409,628	366,440	132,942	112,591
Total assets	3,278,080,684	8,431,238,129	7,092,401,780	1,935,797,454	1,426,695,633
Liabilities
Due to custodian	49,575	143,625	132,813	55,226	36,098
Payable for investments purchased	412,034	5,346,836	8,533,343	3,316,772	3,305,832
Payable for fund shares repurchased	1,614,811	3,937,916	5,183,138	946,358	318,849
Payable to affiliates
Accounting and legal services fees	152,097	387,908	327,752	89,409	66,658
Transfer agent fees	66,697	198,910	171,857	60,771	52,364
Distribution and service fees	3,101	6,104	3,544	1,617	999
Trustees’ fees	1,375	3,524	2,984	815	610
Other liabilities and accrued expenses	96,857	156,288	142,821	86,490	81,083
Total liabilities	2,396,547	10,181,111	14,498,252	4,557,458	3,862,493
Net assets	$3,275,684,137	$8,421,057,018	$7,077,903,528	$1,931,239,996	$1,422,833,140
Net assets consist of
Paid-in capital	$1,917,781,752	$5,518,537,786	$5,341,465,687	$1,679,232,513	$1,434,960,219
Total distributable earnings (loss)	1,357,902,385	2,902,519,232	1,736,437,841	252,007,483	(12,127,079)
Net assets	$3,275,684,137	$8,421,057,018	$7,077,903,528	$1,931,239,996	$1,422,833,140
Unaffiliated investments, at cost	$19,841,846	$225,368,478	$363,270,323	$132,185,979	$141,783,796
Affiliated investments, at cost	2,140,715,544	5,793,341,403	5,255,094,909	1,569,129,026	1,235,231,850
Total investments, at cost	2,160,557,390	6,018,709,881	5,618,365,232	1,701,315,005	1,377,015,646
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$666,988,353	$2,006,658,114	$1,746,723,536	$608,560,812	$525,662,742
Shares outstanding	39,409,538	124,506,024	116,810,077	45,309,609	41,816,619
Net asset value and redemption price per share	$16.92	$16.12	$14.95	$13.43	$12.57
Class C1
Net assets	$27,315,094	$64,346,619	$36,441,885	$15,744,525	$11,750,740
Shares outstanding	1,618,282	4,012,512	2,446,816	1,165,439	935,835
Net asset value, offering price and redemption price per share	$16.88	$16.04	$14.89	$13.51	$12.56
Class I
Net assets	$10,354,505	$32,689,541	$34,519,101	$20,016,701	$14,780,680
Shares outstanding	613,931	2,044,559	2,331,048	1,504,392	1,177,767
Net asset value, offering price and redemption price per share	$16.87	$15.99	$14.81	$13.31	$12.55
Class R2
Net assets	$13,318,406	$26,362,738	$13,892,498	$6,338,866	$3,782,846
Shares outstanding	798,905	1,660,507	938,943	474,219	301,583
Net asset value, offering price and redemption price per share	$16.67	$15.88	$14.80	$13.37	$12.54
Class R4
Net assets	$1,436,355	$3,271,701	$3,849,774	$384,857	$2,480,443
Shares outstanding	85,517	203,200	258,288	28,903	197,880
Net asset value, offering price and redemption price per share	$16.80	$16.10	$14.90	$13.32	$12.54
Class R5
Net assets	$3,556,622	$6,186,128	$8,360,243	$6,211,688	$1,624,556
Shares outstanding	210,480	381,882	558,862	466,282	129,523
Net asset value, offering price and redemption price per share	$16.90	$16.20	$14.96	$13.32	$12.54
Class R6
Net assets	$81,269,059	$143,177,945	$132,029,046	$52,824,966	$29,008,206
Shares outstanding	4,813,721	8,931,905	8,921,300	3,977,057	2,313,787
Net asset value, offering price and redemption price per share	$16.88	$16.03	$14.80	$13.28	$12.54
Class 1
Net assets	$2,471,445,743	$5,675,477,404	$4,927,271,418	$1,165,343,278	$833,742,927
Shares outstanding	146,946,230	354,165,983	333,068,357	87,499,411	66,484,505
Net asset value, offering price and redemption price per share	$16.82	$16.02	$14.79	$13.32	$12.54
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	10

STATEMENTS OF ASSETS AND LIABILITIES 8-31-26

Continued
	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Class 5
Net assets	—	$462,886,828	$174,816,027	$55,814,303	—
Shares outstanding	—	28,952,583	11,805,397	4,201,549	—
Net asset value, offering price and redemption price per share	—	$15.99	$14.81	$13.28	—
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$17.72	$16.88	$15.65	$14.06	$13.16

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
11	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 8-31-26

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio
Investment income
Dividends from affiliated investments	$43,578,075	$151,631,628	$173,824,888
Interest	959,528	11,689,929	18,954,478
Dividends from unaffiliated investments	5,135	5,892	4,052
Total investment income	44,542,738	163,327,449	192,783,418
Expenses
Investment management fees	8,462,019	21,908,400	18,320,156
Distribution and service fees	3,530,207	9,636,675	8,275,600
Accounting and legal services fees	594,642	1,538,980	1,316,067
Transfer agent fees	740,830	2,258,768	1,989,046
Trustees’ fees	75,561	196,286	167,684
Custodian fees	32,187	34,879	34,390
State registration fees	118,006	129,191	128,916
Printing and postage	43,027	105,051	96,278
Professional fees	144,397	300,568	260,995
Other	91,101	217,118	194,746
Total expenses	13,831,977	36,325,916	30,783,878
Less expense reductions	(6,045,142)	(14,006,788)	(10,114,806)
Net expenses	7,786,835	22,319,128	20,669,072
Net investment income	36,755,903	141,008,321	172,114,346
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(1,571,710)	(5,104,359)	(8,123,531)
Affiliated investments	119,347,944	258,162,080	179,928,118
Capital gain distributions received from affiliated investments	190,340,773	421,376,784	280,378,909
	308,117,007	674,434,505	452,183,496
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	252,702	(4,626,131)	(7,126,137)
Affiliated investments	278,058,192	590,502,667	336,948,145
	278,310,894	585,876,536	329,822,008
Net realized and unrealized gain	586,427,901	1,260,311,041	782,005,504
Increase in net assets from operations	$623,183,804	$1,401,319,362	$954,119,850
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	12

STATEMENTS OF OPERATIONS For the year ended 8-31-26

Continued
	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Investment income
Dividends from affiliated investments	$61,802,402	$56,254,610
Interest	7,103,755	8,016,815
Dividends from unaffiliated investments	700	214
Total investment income	68,906,857	64,271,639
Expenses
Investment management fees	5,041,690	3,877,210
Distribution and service fees	2,687,742	2,262,807
Accounting and legal services fees	365,874	274,842
Transfer agent fees	720,211	632,902
Trustees’ fees	46,719	35,082
Custodian fees	34,971	34,133
State registration fees	116,564	117,772
Printing and postage	42,248	34,130
Professional fees	104,887	89,916
Other	66,418	53,964
Total expenses	9,227,324	7,412,758
Less expense reductions	(2,390,503)	(1,448,583)
Net expenses	6,836,821	5,964,175
Net investment income	62,070,036	58,307,464
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(1,571,747)	(69,733)
Affiliated investments	22,766,915	(929,725)
Capital gain distributions received from affiliated investments	54,867,834	19,626,730
	76,063,002	18,627,272
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(3,702,011)	(5,370,137)
Affiliated investments	60,684,068	21,275,504
	56,982,057	15,905,367
Net realized and unrealized gain	133,045,059	34,532,639
Increase in net assets from operations	$195,115,095	$92,840,103
13	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Multimanager Lifestyle Aggressive Portfolio			Multimanager Lifestyle Growth Portfolio
	Year ended 8-31-26	Period ended 8-31-25[1]	Year ended 12-31-24	Year ended 8-31-26	Period ended 8-31-25[1]	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income (loss)	$36,755,903	$42,880	$35,882,729	$141,008,321	$38,718,549	$145,833,723
Net realized gain	308,117,007	200,942,358	224,046,982	674,434,505	421,208,864	526,621,790
Change in net unrealized appreciation (depreciation)	278,310,894	130,935,667	156,688,117	585,876,536	363,125,173	308,564,490
Increase in net assets resulting from operations	623,183,804	331,920,905	416,617,828	1,401,319,362	823,052,586	981,020,003
Distributions to shareholders
From earnings
Class A	(80,231,440)	—	(14,758,194)	(224,938,229)	—	(46,061,794)
Class C	(3,607,559)	—	(573,338)	(7,800,491)	—	(1,405,655)
Class I	(1,252,083)	—	(223,825)	(3,703,021)	—	(772,067)
Class R2	(1,662,984)	—	(342,043)	(2,792,921)	—	(551,182)
Class R4	(179,077)	—	(31,197)	(355,807)	—	(102,848)
Class R5	(550,547)	—	(121,744)	(895,734)	—	(223,114)
Class R6	(10,628,411)	—	(2,045,440)	(17,933,456)	—	(3,967,493)
Class 1	(338,087,650)	—	(73,158,368)	(716,775,440)	—	(171,776,011)
Class 5	—	—	—	(52,684,142)	—	(11,521,115)
Total distributions	(436,199,751)	—	(91,254,149)	(1,027,879,241)	—	(236,381,279)
Portfolio share transactions
From portfolio share transactions	(160,217,091)	(278,979,042)	(296,526,728)	(484,539,277)	(809,573,251)	(845,403,537)
Total increase (decrease)	26,766,962	52,941,863	28,836,951	(111,099,156)	13,479,335	(100,764,813)
Net assets
Beginning of year	3,248,917,175	3,195,975,312	3,167,138,361	8,532,156,174	8,518,676,839	8,619,441,652
End of year	$3,275,684,137	$3,248,917,175	$3,195,975,312	$8,421,057,018	$8,532,156,174	$8,518,676,839

[1]	For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	14

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multimanager Lifestyle Balanced Portfolio			Multimanager Lifestyle Moderate Portfolio
	Year ended 8-31-26	Period ended 8-31-25[1]	Year ended 12-31-24	Year ended 8-31-26	Period ended 8-31-25[1]	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income (loss)	$172,114,346	$77,542,896	$184,364,731	$62,070,036	$34,045,247	$69,522,321
Net realized gain	452,183,496	276,409,907	336,721,135	76,063,002	46,570,165	48,638,715
Change in net unrealized appreciation (depreciation)	329,822,008	272,549,300	196,608,786	56,982,057	74,475,710	42,688,719
Increase in net assets resulting from operations	954,119,850	626,502,103	717,694,652	195,115,095	155,091,122	160,849,755
Distributions to shareholders
From earnings
Class A	(162,112,732)	(10,756,983)	(43,531,764)	(38,550,434)	(6,733,880)	(19,968,144)
Class C	(3,599,723)	(130,246)	(904,068)	(964,970)	(149,384)	(587,494)
Class I	(3,176,174)	(224,622)	(784,261)	(1,392,764)	(232,637)	(653,014)
Class R2	(1,197,493)	(93,963)	(447,284)	(393,709)	(75,649)	(232,287)
Class R4	(346,911)	(25,381)	(131,641)	(31,781)	(5,852)	(27,426)
Class R5	(941,855)	(59,712)	(303,490)	(744,438)	(147,507)	(405,113)
Class R6	(14,029,281)	(1,222,904)	(4,047,353)	(3,439,473)	(640,724)	(1,386,977)
Class 1	(509,583,777)	(42,992,337)	(158,519,880)	(84,541,345)	(16,777,393)	(48,579,811)
Class 5	(16,611,727)	(1,359,417)	(4,714,451)	(3,690,859)	(703,512)	(1,927,507)
Total distributions	(711,599,673)	(56,865,565)	(213,384,192)	(133,749,773)	(25,466,538)	(73,767,773)
Portfolio share transactions
From portfolio share transactions	(552,580,240)	(685,914,405)	(810,270,613)	(224,727,205)	(175,080,518)	(228,856,302)
Total decrease	(310,060,063)	(116,277,867)	(305,960,153)	(163,361,883)	(45,455,934)	(141,774,320)
Net assets
Beginning of year	7,387,963,591	7,504,241,458	7,810,201,611	2,094,601,879	2,140,057,813	2,281,832,133
End of year	$7,077,903,528	$7,387,963,591	$7,504,241,458	$1,931,239,996	$2,094,601,879	$2,140,057,813

[1]	For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.
15	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multimanager Lifestyle Conservative Portfolio
	Year ended 8-31-26	Period ended 8-31-25[1]	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income (loss)	$58,307,464	$35,909,642	$64,684,199
Net realized gain (loss)	18,627,272	17,629,949	(6,975,858)
Change in net unrealized appreciation (depreciation)	15,905,367	46,574,574	39,684,427
Increase in net assets resulting from operations	92,840,103	100,114,165	97,392,768
Distributions to shareholders
From earnings
Class A	(19,907,434)	(9,058,836)	(22,670,233)
Class C	(389,155)	(186,318)	(543,121)
Class I	(573,679)	(186,076)	(443,138)
Class R2	(157,984)	(78,642)	(208,349)
Class R4	(90,216)	(30,683)	(75,564)
Class R5	(59,024)	(20,370)	(56,236)
Class R6	(1,208,356)	(519,132)	(1,098,298)
Class 1	(36,867,876)	(16,863,406)	(41,123,493)
Total distributions	(59,253,724)	(26,943,463)	(66,218,432)
Portfolio share transactions
From portfolio share transactions	(195,764,336)	(102,569,774)	(174,092,146)
Total decrease	(162,177,957)	(29,399,072)	(142,917,810)
Net assets
Beginning of year	1,585,011,097	1,614,410,169	1,757,327,979
End of year	$1,422,833,140	$1,585,011,097	$1,614,410,169

[1]	For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	16

Financial highlights
Multimanager Lifestyle Aggressive Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Aggressive Portfolio
Class A
08-31-2026	16.17	0.13	2.84	2.97	(0.16)	(2.06)	(2.22)	16.92	20.18	0.70	0.52	0.81	667	11
08-31-2025[7]	14.59	(0.03)	1.61	1.58	—	—	—	16.17	10.83[8]	0.70[9]	0.52[9]	(0.28)[9]	601	29
12-31-2024	13.20	0.12	1.65	1.77	(0.12)	(0.26)	(0.38)	14.59	13.44	0.68	0.52	0.83	574	13
12-31-2023	11.90	0.13	1.93	2.06	(0.13)	(0.63)	(0.76)	13.20	17.32	0.69	0.52	1.01	557	12
12-31-2022	16.99	0.09	(3.32)	(3.23)	(0.10)	(1.76)	(1.86)	11.90	(18.89)	0.67	0.51	0.65	515	10
12-31-2021	16.16	0.11	2.53	2.64	(0.12)	(1.69)	(1.81)	16.99	16.33	0.64	0.50	0.63	671	21
Class C
08-31-2026	16.13	0.03	2.83	2.86	(0.05)	(2.06)	(2.11)	16.88	19.41	1.40	1.22	0.17	27	11
08-31-2025[7]	14.62	(0.10)	1.61	1.51	—	—	—	16.13	10.33[8]	1.40[9]	1.22[9]	(0.99)[9]	29	29
12-31-2024	13.24	0.01	1.65	1.66	(0.02)	(0.26)	(0.28)	14.62	12.56	1.38	1.22	0.07	30	13
12-31-2023	11.94	0.03	1.94	1.97	(0.04)	(0.63)	(0.67)	13.24	16.52	1.39	1.23	0.20	34	12
12-31-2022	17.03	(0.02)	(3.32)	(3.34)	—	(1.75)	(1.75)	11.94	(19.47)	1.37	1.22	(0.15)	37	10
12-31-2021	16.20	(0.03)	2.54	2.51	—	(1.68)	(1.68)	17.03	15.51	1.34	1.20	(0.16)	57	21
Class I
08-31-2026	16.12	0.18	2.84	3.02	(0.21)	(2.06)	(2.27)	16.87	20.61	0.40	0.22	1.10	10	11
08-31-2025[7]	14.51	—[10]	1.61	1.61	—	—	—	16.12	11.10[8]	0.40[9]	0.22[9]	0.02[9]	8	29
12-31-2024	13.14	0.16	1.64	1.80	(0.17)	(0.26)	(0.43)	14.51	13.67	0.38	0.22	1.11	8	13
12-31-2023	11.84	0.15	1.95	2.10	(0.17)	(0.63)	(0.80)	13.14	17.74	0.39	0.22	1.17	8	12
12-31-2022	16.92	0.14	(3.32)	(3.18)	(0.14)	(1.76)	(1.90)	11.84	(18.65)	0.37	0.21	0.94	8	10
12-31-2021	16.10	0.18	2.50	2.68	(0.17)	(1.69)	(1.86)	16.92	16.66	0.34	0.20	1.02	11	21
Class R2
08-31-2026	15.96	0.12	2.80	2.92	(0.15)	(2.06)	(2.21)	16.67	20.09	0.79	0.61	0.73	13	11
08-31-2025[7]	14.41	(0.04)	1.59	1.55	—	—	—	15.96	10.76[8]	0.79[9]	0.62[9]	(0.38)[9]	13	29
12-31-2024	13.04	0.10	1.64	1.74	(0.11)	(0.26)	(0.37)	14.41	13.35	0.77	0.61	0.74	14	13
12-31-2023	11.77	0.11	1.91	2.02	(0.12)	(0.63)	(0.75)	13.04	17.16	0.77	0.61	0.88	13	12
12-31-2022	16.82	0.08	(3.29)	(3.21)	(0.08)	(1.76)	(1.84)	11.77	(18.93)	0.77	0.62	0.56	12	10
12-31-2021	16.02	0.11	2.49	2.60	(0.11)	(1.69)	(1.80)	16.82	16.19	0.72	0.58	0.62	15	21
Class R4
08-31-2026	16.06	0.16	2.83	2.99	(0.19)	(2.06)	(2.25)	16.80	20.46	0.64	0.36	1.00	1	11
08-31-2025[7]	14.48	(0.01)	1.59	1.58	—	—	—	16.06	10.91[8]	0.63[9]	0.36[9]	(0.12)[9]	1	29
12-31-2024	13.10	0.13	1.66	1.79	(0.15)	(0.26)	(0.41)	14.48	13.64	0.62	0.36	0.89	1	13
12-31-2023	11.81	0.10	1.97	2.07	(0.15)	(0.63)	(0.78)	13.10	17.54	0.63	0.37	0.78	1	12
12-31-2022	16.89	0.12	(3.32)	(3.20)	(0.12)	(1.76)	(1.88)	11.81	(18.82)	0.62	0.36	0.85	3	10
12-31-2021	16.07	0.14	2.52	2.66	(0.15)	(1.69)	(1.84)	16.89	16.53	0.59	0.35	0.79	3	21
Class R5
08-31-2026	16.15	0.20	2.83	3.03	(0.22)	(2.06)	(2.28)	16.90	20.64	0.34	0.16	1.24	4	11
08-31-2025[7]	14.53	0.01	1.61	1.62	—	—	—	16.15	11.15[8]	0.34[9]	0.17[9]	0.07[9]	4	29
12-31-2024	13.15	0.17	1.65	1.82	(0.18)	(0.26)	(0.44)	14.53	13.80	0.32	0.16	1.19	4	13
12-31-2023	11.86	0.17	1.93	2.10	(0.18)	(0.63)	(0.81)	13.15	17.68	0.32	0.17	1.30	4	12
12-31-2022	16.94	0.17	(3.34)	(3.17)	(0.15)	(1.76)	(1.91)	11.86	(18.59)	0.32	0.16	1.21	3	10
12-31-2021	16.11	0.18	2.52	2.70	(0.18)	(1.69)	(1.87)	16.94	16.76	0.29	0.15	1.01	3	21
Class R6
08-31-2026	16.13	0.20	2.83	3.03	(0.22)	(2.06)	(2.28)	16.88	20.72	0.29	0.11	1.23	81	11
08-31-2025[7]	14.52	0.01	1.60	1.61	—	—	—	16.13	11.09[8]	0.29[9]	0.12[9]	0.12[9]	74	29
12-31-2024	13.14	0.18	1.64	1.82	(0.18)	(0.26)	(0.44)	14.52	13.87	0.27	0.11	1.23	68	13
12-31-2023	11.84	0.20	1.92	2.12	(0.19)	(0.63)	(0.82)	13.14	17.84	0.27	0.11	1.59	71	12
12-31-2022	16.92	0.16	(3.32)	(3.16)	(0.16)	(1.76)	(1.92)	11.84	(18.57)	0.27	0.11	1.10	54	10
12-31-2021	16.10	0.19	2.51	2.70	(0.19)	(1.69)	(1.88)	16.92	16.77	0.24	0.10	1.08	60	21
17	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Aggressive Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 1
08-31-2026	16.08	0.19	2.83	3.02	(0.22)	(2.06)	(2.28)	16.82	20.67	0.34	0.16	1.19	2,471	11
08-31-2025[7]	14.47	0.01	1.60	1.61	—	—	—	16.08	11.13[8]	0.34[9]	0.16[9]	0.08[9]	2,518	29
12-31-2024	13.10	0.17	1.64	1.81	(0.18)	(0.26)	(0.44)	14.47	13.78	0.31	0.16	1.18	2,497	13
12-31-2023	11.81	0.17	1.93	2.10	(0.18)	(0.63)	(0.81)	13.10	17.76	0.32	0.16	1.36	2,480	12
12-31-2022	16.88	0.14	(3.30)	(3.16)	(0.15)	(1.76)	(1.91)	11.81	(18.59)	0.31	0.15	0.99	2,336	10
12-31-2021	16.07	0.17	2.52	2.69	(0.19)	(1.69)	(1.88)	16.88	16.70	0.28	0.14	0.95	3,178	21

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds.
[4] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5] Does not reflect the effect of sales charges, if any.
[6] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[7] For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.
[8] Not annualized.
[9] Annualized.
[10] Less than $0.005 per share.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	18

Financial highlights
Multimanager Lifestyle Growth Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Growth Portfolio
Class A
08-31-2026	15.54	0.21	2.28	2.49	(0.23)	(1.68)	(1.91)	16.12	17.43	0.69	0.53	1.36	2,007	11
08-31-2025[6]	14.12	0.04	1.38	1.42	—	—	—	15.54	10.06[7]	0.69[8]	0.54[8]	0.42[8]	1,883	27
12-31-2024	12.98	0.20	1.30	1.50	(0.21)	(0.15)	(0.36)	14.12	11.56	0.68	0.54	1.40	1,843	13
12-31-2023	11.86	0.20	1.67	1.87	(0.21)	(0.54)	(0.75)	12.98	15.78	0.69	0.54	1.57	1,824	11
12-31-2022	16.44	0.17	(3.09)	(2.92)	(0.18)	(1.48)	(1.66)	11.86	(17.63)	0.67	0.53	1.23	1,702	12
12-31-2021	15.91	0.18	2.04	2.22	(0.19)	(1.50)	(1.69)	16.44	13.95	0.64	0.51	1.02	2,213	24
Class C
08-31-2026	15.48	0.11	2.26	2.37	(0.13)	(1.68)	(1.81)	16.04	16.55	1.39	1.23	0.69	64	11
08-31-2025[6]	14.12	(0.03)	1.39	1.36	—	—	—	15.48	9.63[7]	1.39[8]	1.24[8]	(0.28)[8]	72	27
12-31-2024	12.98	0.09	1.31	1.40	(0.11)	(0.15)	(0.26)	14.12	10.81	1.38	1.24	0.63	77	13
12-31-2023	11.87	0.09	1.69	1.78	(0.13)	(0.54)	(0.67)	12.98	14.94	1.39	1.25	0.74	91	11
12-31-2022	16.44	0.06	(3.07)	(3.01)	(0.08)	(1.48)	(1.56)	11.87	(18.20)	1.37	1.23	0.41	109	12
12-31-2021	15.92	0.03	2.06	2.09	(0.07)	(1.50)	(1.57)	16.44	13.10	1.34	1.21	0.17	187	24
Class I
08-31-2026	15.43	0.26	2.26	2.52	(0.28)	(1.68)	(1.96)	15.99	17.77	0.39	0.23	1.66	33	11
08-31-2025[6]	13.99	0.07	1.37	1.44	—	—	—	15.43	10.29[7]	0.39[8]	0.24[8]	0.72[8]	29	27
12-31-2024	12.86	0.23	1.30	1.53	(0.25)	(0.15)	(0.40)	13.99	11.92	0.38	0.24	1.69	27	13
12-31-2023	11.75	0.23	1.67	1.90	(0.25)	(0.54)	(0.79)	12.86	16.17	0.39	0.24	1.82	28	11
12-31-2022	16.31	0.21	(3.06)	(2.85)	(0.23)	(1.48)	(1.71)	11.75	(17.39)	0.37	0.23	1.48	29	12
12-31-2021	15.80	0.23	2.02	2.25	(0.24)	(1.50)	(1.74)	16.31	14.24	0.34	0.21	1.35	41	24
Class R2
08-31-2026	15.34	0.19	2.25	2.44	(0.22)	(1.68)	(1.90)	15.88	17.28	0.78	0.62	1.25	26	11
08-31-2025[6]	13.94	0.03	1.37	1.40	—	—	—	15.34	10.04[7]	0.78[8]	0.62[8]	0.33[8]	23	27
12-31-2024	12.82	0.17	1.30	1.47	(0.20)	(0.15)	(0.35)	13.94	11.46	0.76	0.63	1.20	23	13
12-31-2023	11.72	0.18	1.66	1.84	(0.20)	(0.54)	(0.74)	12.82	15.71	0.77	0.63	1.47	26	11
12-31-2022	16.27	0.16	(3.06)	(2.90)	(0.17)	(1.48)	(1.65)	11.72	(17.71)	0.76	0.62	1.15	25	12
12-31-2021	15.76	0.17	2.01	2.18	(0.17)	(1.50)	(1.67)	16.27	13.85	0.72	0.60	0.97	31	24
Class R4
08-31-2026	15.53	0.24	2.27	2.51	(0.26)	(1.68)	(1.94)	16.10	17.55	0.64	0.38	1.51	3	11
08-31-2025[6]	14.09	0.06	1.38	1.44	—	—	—	15.53	10.22[7]	0.64[8]	0.38[8]	0.57[8]	3	27
12-31-2024	12.95	0.23	1.29	1.52	(0.23)	(0.15)	(0.38)	14.09	11.76	0.62	0.38	1.62	4	13
12-31-2023	11.83	0.22	1.67	1.89	(0.23)	(0.54)	(0.77)	12.95	15.98	0.63	0.39	1.73	3	11
12-31-2022	16.41	0.18	(3.07)	(2.89)	(0.21)	(1.48)	(1.69)	11.83	(17.54)	0.62	0.38	1.29	3	12
12-31-2021	15.89	0.21	2.02	2.23	(0.21)	(1.50)	(1.71)	16.41	14.13	0.58	0.36	1.18	5	24
Class R5
08-31-2026	15.61	0.29	2.27	2.56	(0.29)	(1.68)	(1.97)	16.20	17.82	0.34	0.18	1.87	6	11
08-31-2025[6]	14.14	0.08	1.39	1.47	—	—	—	15.61	10.40[7]	0.34[8]	0.18[8]	0.78[8]	7	27
12-31-2024	13.00	0.27	1.28	1.55	(0.26)	(0.15)	(0.41)	14.14	11.93	0.32	0.18	1.93	8	13
12-31-2023	11.87	0.22	1.71	1.93	(0.26)	(0.54)	(0.80)	13.00	16.23	0.33	0.19	1.72	6	11
12-31-2022	16.46	0.23	(3.11)	(2.88)	(0.23)	(1.48)	(1.71)	11.87	(17.36)	0.32	0.18	1.64	6	12
12-31-2021	15.93	0.24	2.04	2.28	(0.25)	(1.50)	(1.75)	16.46	14.31	0.28	0.16	1.38	7	24
Class R6
08-31-2026	15.47	0.28	2.25	2.53	(0.29)	(1.68)	(1.97)	16.03	17.84	0.29	0.13	1.80	143	11
08-31-2025[6]	14.01	0.08	1.38	1.46	—	—	—	15.47	10.42[7]	0.29[8]	0.13[8]	0.83[8]	143	27
12-31-2024	12.88	0.26	1.29	1.55	(0.27)	(0.15)	(0.42)	14.01	12.01	0.27	0.13	1.86	134	13
12-31-2023	11.77	0.25	1.66	1.91	(0.26)	(0.54)	(0.80)	12.88	16.25	0.28	0.14	1.98	128	11
12-31-2022	16.33	0.23	(3.07)	(2.84)	(0.24)	(1.48)	(1.72)	11.77	(17.27)	0.27	0.13	1.64	118	12
12-31-2021	15.82	0.25	2.02	2.27	(0.26)	(1.50)	(1.76)	16.33	14.33	0.23	0.11	1.42	135	24
Class 1
08-31-2026	15.47	0.27	2.25	2.52	(0.29)	(1.68)	(1.97)	16.02	17.72	0.33	0.17	1.74	5,675	11
08-31-2025[6]	14.01	0.08	1.38	1.46	—	—	—	15.47	10.42[7]	0.33[8]	0.17[8]	0.78[8]	5,953	27
12-31-2024	12.88	0.24	1.30	1.54	(0.26)	(0.15)	(0.41)	14.01	11.96	0.32	0.18	1.75	6,008	13
12-31-2023	11.77	0.24	1.67	1.91	(0.26)	(0.54)	(0.80)	12.88	16.19	0.32	0.18	1.91	6,139	11
12-31-2022	16.34	0.22	(3.07)	(2.85)	(0.24)	(1.48)	(1.72)	11.77	(17.31)	0.31	0.17	1.57	5,975	12
12-31-2021	15.82	0.23	2.04	2.27	(0.25)	(1.50)	(1.75)	16.34	14.29	0.27	0.15	1.33	8,114	24
19	|

Multimanager Lifestyle Growth Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
08-31-2026	15.43	0.27	2.26	2.53	(0.29)	(1.68)	(1.97)	15.99	17.90	0.28	0.12	1.76	463	11
08-31-2025[6]	13.98	0.08	1.37	1.45	—	—	—	15.43	10.37[7]	0.28[8]	0.12[8]	0.83[8]	419	27
12-31-2024	12.85	0.25	1.30	1.55	(0.27)	(0.15)	(0.42)	13.98	12.05	0.27	0.13	1.84	396	13
12-31-2023	11.74	0.25	1.66	1.91	(0.26)	(0.54)	(0.80)	12.85	16.29	0.27	0.13	1.99	373	11
12-31-2022	16.30	0.23	(3.07)	(2.84)	(0.24)	(1.48)	(1.72)	11.74	(17.31)	0.26	0.12	1.66	338	12
12-31-2021	15.79	0.25	2.02	2.27	(0.26)	(1.50)	(1.76)	16.30	14.37	0.22	0.10	1.43	416	24

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.
[7] Not annualized.
[8] Annualized.
|	20

Financial highlights
Multimanager Lifestyle Balanced Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Balanced Portfolio
Class A
08-31-2026	14.52	0.30	1.54	1.84	(0.27)	(1.14)	(1.41)	14.95	13.51	0.69	0.55	2.07	1,747	12
08-31-2025[6]	13.44	0.12	1.05	1.17	(0.09)	—	(0.09)	14.52	8.73[7]	0.69[8]	0.56[8]	1.32[8]	1,711	21
12-31-2024	12.61	0.28	0.89	1.17	(0.29)	(0.05)	(0.34)	13.44	9.28	0.68	0.56	2.10	1,720	14
12-31-2023	11.65	0.27	1.30	1.57	(0.28)	(0.33)	(0.61)	12.61	13.51	0.70	0.57	2.19	1,774	14
12-31-2022	15.57	0.26	(2.81)	(2.55)	(0.27)	(1.10)	(1.37)	11.65	(16.33)	0.68	0.56	1.92	1,748	13
12-31-2021	15.44	0.24	1.47	1.71	(0.26)	(1.32)	(1.58)	15.57	11.07	0.65	0.53	1.47	2,281	30
Class C
08-31-2026	14.49	0.20	1.54	1.74	(0.20)	(1.14)	(1.34)	14.89	12.72	1.39	1.25	1.40	36	12
08-31-2025[6]	13.43	0.06	1.04	1.10	(0.04)	—	(0.04)	14.49	8.22[7]	1.39[8]	1.26[8]	0.61[8]	43	21
12-31-2024	12.60	0.17	0.91	1.08	(0.20)	(0.05)	(0.25)	13.43	8.54	1.38	1.26	1.31	48	14
12-31-2023	11.65	0.16	1.31	1.47	(0.19)	(0.33)	(0.52)	12.60	12.64	1.39	1.27	1.33	63	14
12-31-2022	15.56	0.15	(2.79)	(2.64)	(0.17)	(1.10)	(1.27)	11.65	(16.89)	1.38	1.26	1.08	88	13
12-31-2021	15.44	0.10	1.48	1.58	(0.14)	(1.32)	(1.46)	15.56	10.27	1.35	1.24	0.62	170	30
Class I
08-31-2026	14.38	0.34	1.54	1.88	(0.31)	(1.14)	(1.45)	14.81	13.92	0.39	0.25	2.35	35	12
08-31-2025[6]	13.31	0.15	1.03	1.18	(0.11)	—	(0.11)	14.38	8.98[7]	0.39[8]	0.26[8]	1.62[8]	32	21
12-31-2024	12.48	0.32	0.89	1.21	(0.33)	(0.05)	(0.38)	13.31	9.62	0.38	0.26	2.41	27	14
12-31-2023	11.55	0.30	1.27	1.57	(0.31)	(0.33)	(0.64)	12.48	13.79	0.39	0.27	2.44	28	14
12-31-2022	15.45	0.30	(2.79)	(2.49)	(0.31)	(1.10)	(1.41)	11.55	(16.13)	0.38	0.26	2.21	31	13
12-31-2021	15.33	0.30	1.45	1.75	(0.31)	(1.32)	(1.63)	15.45	11.43	0.35	0.23	1.81	43	30
Class R2
08-31-2026	14.38	0.28	1.55	1.83	(0.27)	(1.14)	(1.41)	14.80	13.51	0.78	0.64	1.95	14	12
08-31-2025[6]	13.31	0.12	1.03	1.15	(0.08)	—	(0.08)	14.38	8.69[7]	0.77[8]	0.63[8]	1.24[8]	15	21
12-31-2024	12.49	0.25	0.90	1.15	(0.28)	(0.05)	(0.33)	13.31	9.21	0.76	0.64	1.91	17	14
12-31-2023	11.55	0.26	1.28	1.54	(0.27)	(0.33)	(0.60)	12.49	13.36	0.77	0.65	2.11	21	14
12-31-2022	15.46	0.25	(2.80)	(2.55)	(0.26)	(1.10)	(1.36)	11.55	(16.46)	0.78	0.65	1.83	20	13
12-31-2021	15.34	0.23	1.45	1.68	(0.24)	(1.32)	(1.56)	15.46	11.01	0.72	0.61	1.42	26	30
Class R4
08-31-2026	14.47	0.32	1.54	1.86	(0.29)	(1.14)	(1.43)	14.90	13.69	0.63	0.40	2.21	4	12
08-31-2025[6]	13.39	0.14	1.04	1.18	(0.10)	—	(0.10)	14.47	8.85[7]	0.61[8]	0.38[8]	1.48[8]	4	21
12-31-2024	12.56	0.30	0.89	1.19	(0.31)	(0.05)	(0.36)	13.39	9.50	0.63	0.41	2.25	5	14
12-31-2023	11.61	0.29	1.28	1.57	(0.29)	(0.33)	(0.62)	12.56	13.64	0.63	0.41	2.35	5	14
12-31-2022	15.53	0.28	(2.81)	(2.53)	(0.29)	(1.10)	(1.39)	11.61	(16.24)	0.63	0.40	2.06	6	13
12-31-2021	15.40	0.27	1.46	1.73	(0.28)	(1.32)	(1.60)	15.53	11.28	0.59	0.38	1.61	8	30
Class R5
08-31-2026	14.52	0.35	1.55	1.90	(0.32)	(1.14)	(1.46)	14.96	13.91	0.33	0.20	2.43	8	12
08-31-2025[6]	13.42	0.16	1.05	1.21	(0.11)	—	(0.11)	14.52	9.08[7]	0.33[8]	0.20[8]	1.66[8]	8	21
12-31-2024	12.59	0.32	0.90	1.22	(0.34)	(0.05)	(0.39)	13.42	9.68	0.32	0.20	2.38	10	14
12-31-2023	11.64	0.30	1.30	1.60	(0.32)	(0.33)	(0.65)	12.59	13.82	0.33	0.21	2.44	12	14
12-31-2022	15.56	0.32	(2.82)	(2.50)	(0.32)	(1.10)	(1.42)	11.64	(16.02)	0.32	0.20	2.33	14	13
12-31-2021	15.43	0.30	1.46	1.76	(0.31)	(1.32)	(1.63)	15.56	11.47	0.29	0.18	1.80	17	30
Class R6
08-31-2026	14.37	0.36	1.53	1.89	(0.32)	(1.14)	(1.46)	14.80	14.03	0.28	0.15	2.50	132	12
08-31-2025[6]	13.29	0.16	1.04	1.20	(0.12)	—	(0.12)	14.37	9.04[7]	0.28[8]	0.15[8]	1.73[8]	143	21
12-31-2024	12.47	0.33	0.88	1.21	(0.34)	(0.05)	(0.39)	13.29	9.74	0.27	0.15	2.54	136	14
12-31-2023	11.54	0.32	1.26	1.58	(0.32)	(0.33)	(0.65)	12.47	13.83	0.28	0.16	2.67	132	14
12-31-2022	15.44	0.32	(2.80)	(2.48)	(0.32)	(1.10)	(1.42)	11.54	(15.97)	0.28	0.15	2.35	119	13
12-31-2021	15.32	0.31	1.45	1.76	(0.32)	(1.32)	(1.64)	15.44	11.54	0.24	0.13	1.91	119	30
Class 1
08-31-2026	14.37	0.35	1.53	1.88	(0.32)	(1.14)	(1.46)	14.79	13.91	0.33	0.19	2.44	4,927	12
08-31-2025[6]	13.29	0.15	1.04	1.19	(0.11)	—	(0.11)	14.37	9.02[7]	0.33[8]	0.20[8]	1.68[8]	5,269	21
12-31-2024	12.47	0.32	0.89	1.21	(0.34)	(0.05)	(0.39)	13.29	9.70	0.32	0.20	2.46	5,382	14
12-31-2023	11.53	0.31	1.28	1.59	(0.32)	(0.33)	(0.65)	12.47	13.87	0.33	0.21	2.55	5,619	14
12-31-2022	15.43	0.31	(2.79)	(2.48)	(0.32)	(1.10)	(1.42)	11.53	(16.03)	0.32	0.20	2.27	5,540	13
12-31-2021	15.31	0.29	1.46	1.75	(0.31)	(1.32)	(1.63)	15.43	11.50	0.28	0.17	1.79	7,529	30
21	|

Multimanager Lifestyle Balanced Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
08-31-2026	14.38	0.36	1.53	1.89	(0.32)	(1.14)	(1.46)	14.81	14.03	0.28	0.14	2.47	175	12
08-31-2025[6]	13.30	0.16	1.04	1.20	(0.12)	—	(0.12)	14.38	9.04[7]	0.28[8]	0.15[8]	1.73[8]	164	21
12-31-2024	12.48	0.33	0.88	1.21	(0.34)	(0.05)	(0.39)	13.30	9.74	0.27	0.15	2.52	160	14
12-31-2023	11.54	0.32	1.28	1.60	(0.33)	(0.33)	(0.66)	12.48	13.92	0.28	0.16	2.62	157	14
12-31-2022	15.44	0.32	(2.79)	(2.47)	(0.33)	(1.10)	(1.43)	11.54	(15.97)	0.27	0.15	2.34	147	13
12-31-2021	15.32	0.31	1.45	1.76	(0.32)	(1.32)	(1.64)	15.44	11.55	0.23	0.12	1.88	185	30

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.
[7] Not annualized.
[8] Annualized.
|	22

Financial highlights
Multimanager Lifestyle Moderate Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Moderate Portfolio
Class A
08-31-2026	13.04	0.37	0.85	1.22	(0.34)	(0.49)	(0.83)	13.43	9.73	0.70	0.58	2.80	609	12
08-31-2025[6]	12.26	0.18	0.74	0.92	(0.14)	—	(0.14)	13.04	7.52[7]	0.70[8]	0.58[8]	2.19[8]	624	18
12-31-2024	11.80	0.35	0.49	0.84	(0.36)	(0.02)	(0.38)	12.26	7.18	0.68	0.58	2.88	629	14
12-31-2023	11.09	0.33	0.89	1.22	(0.34)	(0.17)	(0.51)	11.80	11.11	0.69	0.59	2.89	669	14
12-31-2022	14.05	0.32	(2.30)	(1.98)	(0.33)	(0.65)	(0.98)	11.09	(14.07)	0.68	0.57	2.59	670	14
12-31-2021	14.16	0.29	0.76	1.05	(0.28)	(0.88)	(1.16)	14.05	7.46	0.65	0.56	1.93	867	31
Class C
08-31-2026	13.11	0.28	0.86	1.14	(0.25)	(0.49)	(0.74)	13.51	9.00	1.40	1.28	2.11	16	12
08-31-2025[6]	12.35	0.13	0.72	0.85	(0.09)	—	(0.09)	13.11	7.03[7]	1.40[8]	1.29[8]	1.48[8]	19	18
12-31-2024	11.88	0.26	0.51	0.77	(0.28)	(0.02)	(0.30)	12.35	6.40	1.38	1.29	2.11	23	14
12-31-2023	11.16	0.24	0.91	1.15	(0.26)	(0.17)	(0.43)	11.88	10.37	1.39	1.29	2.08	30	14
12-31-2022	14.13	0.22	(2.30)	(2.08)	(0.24)	(0.65)	(0.89)	11.16	(14.68)	1.38	1.28	1.77	40	14
12-31-2021	14.24	0.16	0.79	0.95	(0.18)	(0.88)	(1.06)	14.13	6.68	1.35	1.26	1.08	72	31
Class I
08-31-2026	12.93	0.41	0.84	1.25	(0.38)	(0.49)	(0.87)	13.31	9.98	0.40	0.28	3.13	20	12
08-31-2025[6]	12.15	0.20	0.74	0.94	(0.16)	—	(0.16)	12.93	7.75[7]	0.40[8]	0.28[8]	2.49[8]	21	18
12-31-2024	11.69	0.39	0.49	0.88	(0.40)	(0.02)	(0.42)	12.15	7.57	0.38	0.28	3.24	18	14
12-31-2023	10.99	0.36	0.89	1.25	(0.38)	(0.17)	(0.55)	11.69	11.45	0.39	0.29	3.18	15	14
12-31-2022	13.94	0.36	(2.29)	(1.93)	(0.37)	(0.65)	(1.02)	10.99	(13.84)	0.38	0.27	2.95	15	14
12-31-2021	14.06	0.34	0.75	1.09	(0.33)	(0.88)	(1.21)	13.94	7.77	0.35	0.26	2.31	15	31
Class R2
08-31-2026	12.98	0.36	0.85	1.21	(0.33)	(0.49)	(0.82)	13.37	9.67	0.79	0.67	2.71	6	12
08-31-2025[6]	12.21	0.18	0.72	0.90	(0.13)	—	(0.13)	12.98	7.43[7]	0.78[8]	0.67[8]	2.11[8]	7	18
12-31-2024	11.75	0.34	0.49	0.83	(0.35)	(0.02)	(0.37)	12.21	7.12	0.77	0.68	2.76	7	14
12-31-2023	11.05	0.32	0.88	1.20	(0.33)	(0.17)	(0.50)	11.75	11.06	0.78	0.68	2.82	8	14
12-31-2022	14.00	0.31	(2.29)	(1.98)	(0.32)	(0.65)	(0.97)	11.05	(14.20)	0.78	0.69	2.47	8	14
12-31-2021	14.11	0.28	0.76	1.04	(0.27)	(0.88)	(1.15)	14.00	7.39	0.73	0.64	1.87	10	31
Class R4
08-31-2026	12.93	0.39	0.85	1.24	(0.36)	(0.49)	(0.85)	13.32	9.90	0.64	0.42	3.02	—[9]	12
08-31-2025[6]	12.16	0.21	0.71	0.92	(0.15)	—	(0.15)	12.93	7.59[7]	0.63[8]	0.42[8]	2.33[8]	1	18
12-31-2024	11.71	0.35	0.51	0.86	(0.39)	(0.02)	(0.41)	12.16	7.34	0.62	0.42	2.89	1	14
12-31-2023	11.01	0.35	0.88	1.23	(0.36)	(0.17)	(0.53)	11.71	11.30	0.63	0.43	3.05	1	14
12-31-2022	13.96	0.30	(2.25)	(1.95)	(0.35)	(0.65)	(1.00)	11.01	(13.95)	0.62	0.42	2.40	1	14
12-31-2021	14.07	0.30	0.77	1.07	(0.30)	(0.88)	(1.18)	13.96	7.68	0.59	0.40	2.05	3	31
Class R5
08-31-2026	12.94	0.45	0.81	1.26	(0.39)	(0.49)	(0.88)	13.32	10.12	0.34	0.22	3.45	6	12
08-31-2025[6]	12.16	0.21	0.73	0.94	(0.16)	—	(0.16)	12.94	7.78[7]	0.34[8]	0.23[8]	2.55[8]	12	18
12-31-2024	11.70	0.39	0.50	0.89	(0.41)	(0.02)	(0.43)	12.16	7.62	0.33	0.23	3.24	11	14
12-31-2023	11.00	0.38	0.87	1.25	(0.38)	(0.17)	(0.55)	11.70	11.49	0.33	0.23	3.29	12	14
12-31-2022	13.95	0.37	(2.30)	(1.93)	(0.37)	(0.65)	(1.02)	11.00	(13.78)	0.32	0.22	2.97	10	14
12-31-2021	14.07	0.33	0.76	1.09	(0.33)	(0.88)	(1.21)	13.95	7.82	0.29	0.20	2.24	8	31
Class R6
08-31-2026	12.90	0.41	0.86	1.27	(0.40)	(0.49)	(0.89)	13.28	10.20	0.29	0.17	3.17	53	12
08-31-2025[6]	12.13	0.21	0.72	0.93	(0.16)	—	(0.16)	12.90	7.74[7]	0.29[8]	0.18[8]	2.63[8]	51	18
12-31-2024	11.67	0.40	0.49	0.89	(0.41)	(0.02)	(0.43)	12.13	7.69	0.28	0.18	3.33	39	14
12-31-2023	10.97	0.39	0.87	1.26	(0.39)	(0.17)	(0.56)	11.67	11.58	0.28	0.18	3.41	37	14
12-31-2022	13.92	0.38	(2.30)	(1.92)	(0.38)	(0.65)	(1.03)	10.97	(13.77)	0.27	0.17	3.10	30	14
12-31-2021	14.04	0.32	0.78	1.10	(0.34)	(0.88)	(1.22)	13.92	7.89	0.24	0.15	2.20	28	31
Class 1
08-31-2026	12.94	0.41	0.85	1.26	(0.39)	(0.49)	(0.88)	13.32	10.12	0.34	0.22	3.17	1,165	12
08-31-2025[6]	12.16	0.21	0.73	0.94	(0.16)	—	(0.16)	12.94	7.78[7]	0.33[8]	0.22[8]	2.55[8]	1,305	18
12-31-2024	11.70	0.39	0.50	0.89	(0.41)	(0.02)	(0.43)	12.16	7.63	0.32	0.22	3.24	1,359	14
12-31-2023	11.00	0.37	0.88	1.25	(0.38)	(0.17)	(0.55)	11.70	11.51	0.33	0.23	3.25	1,456	14
12-31-2022	13.95	0.37	(2.29)	(1.92)	(0.38)	(0.65)	(1.03)	11.00	(13.77)	0.31	0.21	2.95	1,473	14
12-31-2021	14.07	0.33	0.76	1.09	(0.33)	(0.88)	(1.21)	13.95	7.83	0.28	0.20	2.23	1,942	31
23	|

Multimanager Lifestyle Moderate Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
08-31-2026	12.91	0.42	0.84	1.26	(0.40)	(0.49)	(0.89)	13.28	10.12	0.29	0.17	3.21	56	12
08-31-2025[6]	12.13	0.22	0.72	0.94	(0.16)	—	(0.16)	12.91	7.83[7]	0.28[8]	0.17[8]	2.61[8]	55	18
12-31-2024	11.67	0.40	0.49	0.89	(0.41)	(0.02)	(0.43)	12.13	7.70	0.27	0.17	3.30	53	14
12-31-2023	10.98	0.38	0.87	1.25	(0.39)	(0.17)	(0.56)	11.67	11.49	0.28	0.18	3.31	55	14
12-31-2022	13.92	0.37	(2.28)	(1.91)	(0.38)	(0.65)	(1.03)	10.98	(13.68)	0.26	0.16	3.01	55	14
12-31-2021	14.04	0.34	0.76	1.10	(0.34)	(0.88)	(1.22)	13.92	7.90	0.23	0.15	2.33	70	31

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.
[7] Not annualized.
[8] Annualized.
[9] Less than $500,000.
|	24

Financial highlights
Multimanager Lifestyle Conservative Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Conservative Portfolio
Class A
08-31-2026	12.30	0.45	0.27	0.72	(0.43)	(0.02)	(0.45)	12.57	5.98	0.71	0.61	3.59	526	13
08-31-2025[6]	11.75	0.25	0.49	0.74	(0.19)	—	(0.19)	12.30	6.35[7]	0.71[8]	0.62[8]	3.17[8]	568	15
12-31-2024	11.55	0.43	0.22	0.65	(0.44)	(0.01)	(0.45)	11.75	5.64	0.71	0.61	3.61	584	16
12-31-2023	11.00	0.40	0.56	0.96	(0.41)	—[9]	(0.41)	11.55	8.84	0.71	0.61	3.52	643	15
12-31-2022	13.31	0.39	(2.00)	(1.61)	(0.39)	(0.31)	(0.70)	11.00	(12.02)	0.70	0.60	3.23	667	14
12-31-2021	13.65	0.32	0.12	0.44	(0.32)	(0.46)	(0.78)	13.31	3.17	0.67	0.58	2.29	866	32
Class C
08-31-2026	12.29	0.36	0.28	0.64	(0.35)	(0.02)	(0.37)	12.56	5.25	1.41	1.31	2.89	12	13
08-31-2025[6]	11.75	0.20	0.49	0.69	(0.15)	—	(0.15)	12.29	5.90[7]	1.41[8]	1.32[8]	2.47[8]	15	15
12-31-2024	11.55	0.34	0.22	0.56	(0.35)	(0.01)	(0.36)	11.75	4.90	1.41	1.32	2.85	16	16
12-31-2023	11.01	0.31	0.56	0.87	(0.33)	—[9]	(0.33)	11.55	8.09	1.41	1.32	2.72	22	15
12-31-2022	13.31	0.29	(1.97)	(1.68)	(0.31)	(0.31)	(0.62)	11.01	(12.73)	1.40	1.31	2.41	32	14
12-31-2021	13.65	0.20	0.14	0.34	(0.22)	(0.46)	(0.68)	13.31	2.52	1.37	1.28	1.46	61	32
Class I
08-31-2026	12.28	0.48	0.28	0.76	(0.47)	(0.02)	(0.49)	12.55	6.31	0.41	0.31	3.90	15	13
08-31-2025[6]	11.73	0.27	0.49	0.76	(0.21)	—	(0.21)	12.28	6.52[7]	0.41[8]	0.32[8]	3.48[8]	12	15
12-31-2024	11.52	0.46	0.23	0.69	(0.47)	(0.01)	(0.48)	11.73	6.05	0.41	0.31	3.91	10	16
12-31-2023	10.98	0.42	0.56	0.98	(0.44)	—[9]	(0.44)	11.52	9.09	0.41	0.31	3.73	12	15
12-31-2022	13.28	0.42	(1.98)	(1.56)	(0.43)	(0.31)	(0.74)	10.98	(11.76)	0.40	0.30	3.51	16	14
12-31-2021	13.62	0.36	0.12	0.48	(0.36)	(0.46)	(0.82)	13.28	3.56	0.37	0.28	2.62	23	32
Class R2
08-31-2026	12.28	0.44	0.26	0.70	(0.42)	(0.02)	(0.44)	12.54	5.91	0.77	0.68	3.56	4	13
08-31-2025[6]	11.73	0.25	0.49	0.74	(0.19)	—	(0.19)	12.28	6.24[7]	0.78[8]	0.68[8]	3.11[8]	5	15
12-31-2024	11.52	0.41	0.24	0.65	(0.43)	(0.01)	(0.44)	11.73	5.68	0.77	0.68	3.51	5	16
12-31-2023	10.98	0.39	0.55	0.94	(0.40)	—[9]	(0.40)	11.52	8.70	0.77	0.68	3.48	7	15
12-31-2022	13.28	0.38	(1.99)	(1.61)	(0.38)	(0.31)	(0.69)	10.98	(12.09)	0.77	0.68	3.16	6	14
12-31-2021	13.62	0.30	0.13	0.43	(0.31)	(0.46)	(0.77)	13.28	3.18	0.71	0.63	2.18	8	32
Class R4
08-31-2026	12.27	0.46	0.28	0.74	(0.45)	(0.02)	(0.47)	12.54	6.08	0.65	0.45	3.73	2	13
08-31-2025[6]	11.72	0.27	0.48	0.75	(0.20)	—	(0.20)	12.27	6.45[7]	0.65[8]	0.46[8]	3.32[8]	2	15
12-31-2024	11.51	0.45	0.23	0.68	(0.46)	(0.01)	(0.47)	11.72	5.91	0.65	0.46	3.86	2	16
12-31-2023	10.97	0.41	0.56	0.97	(0.43)	—[9]	(0.43)	11.51	8.93	0.65	0.46	3.69	1	15
12-31-2022	13.27	0.41	(1.99)	(1.58)	(0.41)	(0.31)	(0.72)	10.97	(11.90)	0.64	0.45	3.39	2	14
12-31-2021	13.62	0.32	0.13	0.45	(0.34)	(0.46)	(0.80)	13.27	3.33	0.62	0.43	2.35	2	32
Class R5
08-31-2026	12.28	0.50	0.26	0.76	(0.48)	(0.02)	(0.50)	12.54	6.28	0.35	0.25	4.00	2	13
08-31-2025[6]	11.72	0.28	0.49	0.77	(0.21)	—	(0.21)	12.28	6.65[7]	0.35[8]	0.25[8]	3.54[8]	1	15
12-31-2024	11.52	0.47	0.22	0.69	(0.48)	(0.01)	(0.49)	11.72	6.03	0.35	0.26	3.98	1	16
12-31-2023	10.98	0.42	0.57	0.99	(0.45)	—[9]	(0.45)	11.52	9.24	0.35	0.26	3.75	2	15
12-31-2022	13.28	0.43	(1.99)	(1.56)	(0.43)	(0.31)	(0.74)	10.98	(11.79)	0.34	0.25	3.56	2	14
12-31-2021	13.62	0.37	0.12	0.49	(0.37)	(0.46)	(0.83)	13.28	3.61	0.32	0.23	2.66	3	32
Class R6
08-31-2026	12.27	0.50	0.27	0.77	(0.48)	(0.02)	(0.50)	12.54	6.43	0.30	0.21	3.99	29	13
08-31-2025[6]	11.71	0.28	0.49	0.77	(0.21)	—	(0.21)	12.27	6.67[7]	0.30[8]	0.21[8]	3.59[8]	29	15
12-31-2024	11.51	0.48	0.21	0.69	(0.48)	(0.01)	(0.49)	11.71	6.08	0.30	0.21	4.10	27	16
12-31-2023	10.97	0.46	0.53	0.99	(0.45)	—[9]	(0.45)	11.51	9.20	0.30	0.21	4.08	25	15
12-31-2022	13.27	0.43	(1.98)	(1.55)	(0.44)	(0.31)	(0.75)	10.97	(11.67)	0.29	0.20	3.63	15	14
12-31-2021	13.61	0.37	0.12	0.49	(0.37)	(0.46)	(0.83)	13.27	3.67	0.27	0.18	2.65	18	32
25	|

Multimanager Lifestyle Conservative Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 1
08-31-2026	12.27	0.49	0.28	0.77	(0.48)	(0.02)	(0.50)	12.54	6.38	0.35	0.25	3.96	834	13
08-31-2025[6]	11.72	0.28	0.48	0.76	(0.21)	—	(0.21)	12.27	6.56[7]	0.35[8]	0.26[8]	3.54[8]	952	15
12-31-2024	11.52	0.47	0.22	0.69	(0.48)	(0.01)	(0.49)	11.72	6.12	0.34	0.25	3.98	968	16
12-31-2023	10.97	0.43	0.57	1.00	(0.45)	—[9]	(0.45)	11.52	9.15	0.35	0.25	3.87	1,046	15
12-31-2022	13.27	0.43	(1.98)	(1.55)	(0.44)	(0.31)	(0.75)	10.97	(11.72)	0.33	0.24	3.59	1,112	14
12-31-2021	13.62	0.36	0.12	0.48	(0.37)	(0.46)	(0.83)	13.27	3.55	0.31	0.22	2.58	1,444	32

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.
[7] Not annualized.
[8] Annualized.
[9] Less than $0.005 per share.
|	26

Notes to financial statements
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (collectively, Multimanager Lifestyle Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A and Class C shares are open to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class 5 shares are available only to the John Hancock Freedom 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objectives of portfolios are as follows:
Multimanager Lifestyle Aggressive Portfolio
To seek long-term growth of capital. Current income is not a consideration.
Multimanager Lifestyle Growth Portfolio
To seek long-term growth of capital. Current income is also a consideration.
Multimanager Lifestyle Balanced Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Multimanager Lifestyle Moderate Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Multimanager Lifestyle Conservative Portfolio
To seek a high level of current income with some consideration given to growth of capital.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements.  These are available on the Securities and Exchange Commission (SEC) website at sec.gov.  John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
27	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of August 31, 2026, by major security category or type:
	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$3,259,542,382	$3,259,542,382	—	—
Common stocks	71,550	15,891	$11,477	$44,182
U.S. Government and Agency obligations	16,253,256	—	16,253,256	—
Warrants	1,856	1,079	777	—
Rights	—	—	—	—
Short-term investments	73,684	73,684	—	—
Total investments in securities	$3,275,942,728	$3,259,633,036	$16,265,510	$44,182

Multimanager Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$8,205,613,779	$8,205,613,779	—	—
Common stocks	156,833	33,469	$24,124	$99,240
U.S. Government and Agency obligations	214,150,480	—	214,150,480	—
Warrants	3,908	2,271	1,637	—
Rights	—	—	—	—
Short-term investments	188,125	188,125	—	—
Total investments in securities	$8,420,113,125	$8,205,837,644	$214,176,241	$99,240

Multimanager Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$6,728,526,985	$6,728,526,985	—	—
Common stocks	86,869	15,940	$11,507	$59,422
U.S. Government and Agency obligations	347,858,336	—	347,858,336	—
Warrants	1,862	1,082	780	—
Rights	—	—	—	—
Short-term investments	145,155	145,155	—	—
Total investments in securities	$7,076,619,207	$6,728,689,162	$347,870,623	$59,422

Multimanager Lifestyle Moderate Portfolio
Investments in securities:
Assets
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	28

	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Moderate Portfolio (continued)
Affiliated investment companies	$1,802,043,935	$1,802,043,935	—	—
Common stocks	16,218	3,437	$2,486	$10,295
U.S. Government and Agency obligations	128,479,884	—	128,479,884	—
Warrants	403	234	169	—
Rights	—	—	—	—
Short-term investments	1,717	1,717	—	—
Total investments in securities	$1,930,542,157	$1,802,049,323	$128,482,539	$10,295

Multimanager Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,282,041,143	$1,282,041,143	—	—
U.S. Government and Agency obligations	139,932,978	—	$139,932,978	—
Short-term investments	34,373	34,373	—	—
Total investments in securities	$1,422,008,494	$1,282,075,516	$139,932,978	—
Level 3 includes  securities valued at $0. Refer to Portfolios’ investments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
29	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with The Bank of New York Mellon as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 12, 2027 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to July 13, 2026, a similar syndicated line of credit agreement was held with Citibank N.A. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the year ended August 31, 2026, the portfolios had no borrowings under the line of credit.
Commitment fees for the year ended August 31, 2026 were as follows:
Portfolio	Commitment fee
Multimanager Lifestyle Aggressive Portfolio	$17,007
Multimanager Lifestyle Growth Portfolio	43,823
Multimanager Lifestyle Balanced Portfolio	37,485
Multimanager Lifestyle Moderate Portfolio	10,400
Multimanager Lifestyle Conservative Portfolio	7,831
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2026, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2026:
	No Expiration Date
Portfolio	Short Term	Long Term
Multimanager Lifestyle Conservative Portfolio	—	$7,056,519
As of August 31, 2026, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on August 31, 2026, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager Lifestyle Aggressive Portfolio	$2,189,311,547	$1,090,574,826	$(3,943,645)	$1,086,631,181
Multimanager Lifestyle Growth Portfolio	6,154,023,054	2,321,182,229	(55,092,158)	2,266,090,071
Multimanager Lifestyle Balanced Portfolio	5,784,593,408	1,407,370,336	(115,344,537)	1,292,025,799
Multimanager Lifestyle Moderate Portfolio	1,760,411,696	228,351,184	(58,220,723)	170,130,461
Multimanager Lifestyle Conservative Portfolio	1,437,218,863	41,513,767	(56,724,136)	(15,210,369)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Multimanager Lifestyle Aggressive Portfolio and Multimanager Lifestyle Growth Portfolio generally declare and pay dividends and capital gain distributions, if any, at least annually. The Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Moderate Portfolio and Multimanager Lifestyle Conservative Portfolio generally declare and pay dividends quarterly and capital gain distributions, if any, at least annually.
The tax character of distributions for the year ended August 31, 2026 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Multimanager Lifestyle Aggressive Portfolio	$53,794,394	$382,405,357	$436,199,751
Multimanager Lifestyle Growth Portfolio	179,186,281	848,692,960	1,027,879,241
Multimanager Lifestyle Balanced Portfolio	190,933,863	520,665,810	711,599,673
Multimanager Lifestyle Moderate Portfolio	67,144,323	66,605,450	133,749,773
Multimanager Lifestyle Conservative Portfolio	59,253,724	—	59,253,724
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	30

The tax character of distributions for the eight-month period ended August 31, 2025 was as follows:
Portfolio	Ordinary Income
Multimanager Lifestyle Balanced Portfolio	$56,865,565
Multimanager Lifestyle Moderate Portfolio	25,466,538
Multimanager Lifestyle Conservative Portfolio	26,943,463
The tax character of distributions for the year ended December 31, 2024 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Multimanager Lifestyle Aggressive Portfolio	$65,692,585	$25,561,564	$91,254,149
Multimanager Lifestyle Growth Portfolio	217,408,639	18,972,640	236,381,279
Multimanager Lifestyle Balanced Portfolio	213,384,192	—	213,384,192
Multimanager Lifestyle Moderate Portfolio	73,767,773	—	73,767,773
Multimanager Lifestyle Conservative Portfolio	66,218,432	—	66,218,432
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
Multimanager Lifestyle Aggressive Portfolio	$21,168,908	$250,102,296
Multimanager Lifestyle Growth Portfolio	88,660,546	547,768,615
Multimanager Lifestyle Balanced Portfolio	79,868,116	364,543,926
Multimanager Lifestyle Moderate Portfolio	20,383,147	61,493,875
Multimanager Lifestyle Conservative Portfolio	10,139,809	—
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of MFC and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.050%	0.040%
Other assets	0.500%	0.490%
31	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

The Advisor voluntarily agreed to waive its advisory fee for each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the portfolio’s first $7.5 billion of average net assets and 0.49% of the portfolio’s average net assets in excess of $7.5 billion. This voluntary waiver may be amended or terminated at any time by the Advisor upon notice to the portfolio.
For the year ended August 31, 2026, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Class 5	Total
Multimanager Lifestyle Aggressive Portfolio	$1,153,341	$51,333	$17,749	$23,169	$2,465	$7,259	$145,429	$4,643,042	—	$6,043,787
Multimanager Lifestyle Growth Portfolio	3,187,947	111,921	50,776	39,980	4,956	10,594	236,369	9,635,784	$725,425	14,003,752
Multimanager Lifestyle Balanced Portfolio	2,392,954	54,172	46,249	18,282	5,111	12,668	191,418	7,152,654	237,592	10,111,100
Multimanager Lifestyle Moderate Portfolio	724,662	20,192	24,027	7,542	534	9,747	62,453	1,475,680	65,210	2,390,047
Multimanager Lifestyle Conservative Portfolio	518,953	12,391	13,744	3,998	2,264	1,367	28,261	865,213	—	1,446,191
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2026, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Multimanager Lifestyle Aggressive Portfolio	0.07%
Multimanager Lifestyle Growth Portfolio	0.09%
Multimanager Lifestyle Balanced Portfolio	0.11%
Portfolio	Net Annual Effective Rate
Multimanager Lifestyle Moderate Portfolio	0.13%
Multimanager Lifestyle Conservative Portfolio	0.16%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2026, amounted to an annual rate of 0.02% of the portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—
The portfolios’ Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2026, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the year ended August 31, 2026:
Portfolio	Class R4
Multimanager Lifestyle Aggressive Portfolio	$1,355
Multimanager Lifestyle Growth Portfolio	3,036
Multimanager Lifestyle Balanced Portfolio	3,706
Portfolio	Class R4
Multimanager Lifestyle Moderate Portfolio	$456
Multimanager Lifestyle Conservative Portfolio	2,392

Sales charges. Class A shares are assessed up-front sales charges of up to 4.50% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the year ended August 31, 2026:
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	32

Portfolio	Total net sales charges	Retained for printing prospectus, advertising and sales literature	Sales commission to unrelated broker-dealers
Multimanager Lifestyle Aggressive Portfolio	$128,655	$13,621	$115,034
Multimanager Lifestyle Growth Portfolio	308,222	35,965	272,257
Multimanager Lifestyle Balanced Portfolio	170,557	20,359	150,198
Multimanager Lifestyle Moderate Portfolio	82,797	6,877	75,920
Multimanager Lifestyle Conservative Portfolio	54,896	4,798	50,098
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2026, CDSCs received by the Distributor for Class A and Class C shares were as follows:
Portfolio	Class A	Class C
Multimanager Lifestyle Aggressive Portfolio	$4,654	$4,955
Multimanager Lifestyle Growth Portfolio	29,856	7,265
Multimanager Lifestyle Balanced Portfolio	7,206	3,094
Multimanager Lifestyle Moderate Portfolio	2,625	2,061
Multimanager Lifestyle Conservative Portfolio	11,452	865
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2026 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager Lifestyle Aggressive Portfolio	Class A	$1,901,072	$694,350
	Class C	282,424	30,940
	Class I	—	10,687
	Class R2	63,592	629
	Class R4	4,736	67
	Class R5	1,972	198
	Class R6	—	3,959
	Class 1	1,276,411	—
	Total	$3,530,207	$740,830
Multimanager Lifestyle Growth Portfolio	Class A	$5,861,148	$2,140,620
	Class C	686,442	75,198
	Class I	—	34,087
	Class R2	121,153	1,212
	Class R4	10,618	150
	Class R5	3,250	321
	Class R6	—	7,180
	Class 1	2,954,064	—
	Total	$9,636,675	$2,258,768
Multimanager Lifestyle Balanced Portfolio	Class A	$5,205,767	$1,901,094
	Class C	393,157	43,060
	Class I	—	36,727
	Class R2	64,981	654
	Class R4	12,907	183
	Class R5	4,568	453
	Class R6	—	6,875
	Class 1	2,594,220	—
	Total	$8,275,600	$1,989,046
33	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager Lifestyle Moderate Portfolio	Class A	$1,850,150	$675,601
	Class C	171,964	18,831
	Class I	—	22,401
	Class R2	31,874	317
	Class R4	1,596	22
	Class R5	4,014	415
	Class R6	—	2,624
	Class 1	628,144	—
	Total	$2,687,742	$720,211
Multimanager Lifestyle Conservative Portfolio	Class A	$1,645,407	$600,762
	Class C	131,058	14,353
	Class I	—	15,907
	Class R2	20,058	210
	Class R4	8,332	119
	Class R5	706	72
	Class R6	—	1,479
	Class 1	457,246	—
	Total	$2,262,807	$632,902
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the year ended August 31, 2026, period ended August 31, 2025 and the year ended December 31, 2024 were as follows:
Multimanager Lifestyle Aggressive Portfolio	Year Ended 8-31-26		Period Ended 8-31-25[1]		Year Ended 12-31-24
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares
Sold	2,519,955	$40,889,674	1,287,202	$19,195,087	2,028,051	$28,999,360
Distributions reinvested	5,334,605	79,752,347	—	—	1,004,231	14,661,793
Repurchased	(5,601,530)	(90,558,379)	(3,503,225)	(52,402,153)	(5,858,632)	(84,017,931)
Net increase (decrease)	2,253,030	$30,083,642	(2,216,023)	$(33,207,066)	(2,826,350)	$(40,356,778)
Class C shares
Sold	210,114	$3,383,079	181,107	$2,686,351	289,141	$4,149,703
Distributions reinvested	240,599	3,604,167	—	—	39,072	572,008
Repurchased	(628,227)	(10,043,033)	(446,521)	(6,642,621)	(813,981)	(11,593,084)
Net decrease	(177,514)	$(3,055,787)	(265,414)	$(3,956,270)	(485,768)	$(6,871,373)
Class I shares
Sold	299,073	$4,812,000	116,068	$1,720,279	201,223	$2,857,001
Distributions reinvested	68,766	1,022,554	—	—	12,562	182,526
Repurchased	(276,770)	(4,443,599)	(129,376)	(1,898,827)	(253,641)	(3,629,332)
Net increase (decrease)	91,069	$1,390,955	(13,308)	$(178,548)	(39,856)	$(589,805)
Class R2 shares
Sold	74,945	$1,207,076	56,070	$817,786	116,219	$1,643,196
Distributions reinvested	112,821	1,662,984	—	—	23,720	342,043
Repurchased	(185,692)	(2,952,640)	(205,751)	(3,070,007)	(154,704)	(2,222,029)
Net increase (decrease)	2,074	$(82,580)	(149,681)	$(2,252,221)	(14,765)	$(236,790)
Class R4 shares
Sold	22,784	$373,140	17,775	$265,022	6,530	$92,123
Distributions reinvested	12,083	179,077	—	—	2,153	31,197
Repurchased	(36,216)	(576,805)	(9,808)	(143,037)	(26,208)	(380,128)
Net increase (decrease)	(1,349)	$(24,588)	7,967	$121,985	(17,525)	$(256,808)
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	34

Multimanager Lifestyle Aggressive Portfolio , Cont’d	Year Ended 8-31-26		Period Ended 8-31-25[1]		Year Ended 12-31-24
	Shares	Amount	Shares	Amount	Shares	Amount
Class R5 shares
Sold	43,844	$695,672	15,228	$227,069	29,337	$420,784
Distributions reinvested	36,974	550,547	—	—	8,367	121,744
Repurchased	(146,127)	(2,357,122)	(27,717)	(405,048)	(62,718)	(879,655)
Net decrease	(65,309)	$(1,110,903)	(12,489)	$(177,979)	(25,014)	$(337,127)
Class R6 shares
Sold	1,021,403	$16,307,896	851,944	$12,736,895	1,302,777	$18,674,660
Distributions reinvested	623,248	9,267,696	—	—	125,047	1,816,939
Repurchased	(1,437,557)	(23,199,500)	(916,664)	(13,835,878)	(2,128,562)	(30,231,171)
Net increase (decrease)	207,094	$2,376,092	(64,720)	$(1,098,983)	(700,738)	$(9,739,572)
Class 1 shares
Sold	1,375,910	$21,714,324	709,912	$10,534,895	1,484,458	$21,474,370
Distributions reinvested	22,812,932	338,087,650	—	—	5,048,887	73,158,368
Repurchased	(33,805,603)	(549,595,896)	(16,680,052)	(248,764,855)	(23,338,031)	(332,771,213)
Net decrease	(9,616,761)	$(189,793,922)	(15,970,140)	$(238,229,960)	(16,804,686)	$(238,138,475)
Total net decrease	(7,307,666)	$(160,217,091)	(18,683,808)	$(278,979,042)	(20,914,702)	$(296,526,728)

[1]	For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.

Multimanager Lifestyle Growth Portfolio	Year Ended 8-31-26		Period Ended 8-31-25[1]		Year Ended 12-31-24
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares
Sold	6,148,724	$95,431,776	3,654,814	$52,858,906	7,136,332	$99,198,189
Distributions reinvested	15,357,505	222,530,249	—	—	3,225,188	45,571,918
Repurchased	(18,119,060)	(281,530,214)	(13,078,192)	(188,851,908)	(20,426,259)	(284,584,603)
Net increase (decrease)	3,387,169	$36,431,811	(9,423,378)	$(135,993,002)	(10,064,739)	$(139,814,496)
Class C shares
Sold	392,538	$6,052,637	333,419	$4,799,813	521,058	$7,205,262
Distributions reinvested	537,626	7,790,207	—	—	99,242	1,402,290
Repurchased	(1,556,631)	(24,086,575)	(1,125,521)	(16,205,960)	(2,218,178)	(30,632,270)
Net decrease	(626,467)	$(10,243,731)	(792,102)	$(11,406,147)	(1,597,878)	$(22,024,718)
Class I shares
Sold	737,308	$11,324,850	644,600	$9,228,058	878,639	$12,243,935
Distributions reinvested	252,106	3,617,725	—	—	53,457	748,400
Repurchased	(842,982)	(12,907,999)	(703,327)	(10,093,620)	(1,150,488)	(16,052,062)
Net increase (decrease)	146,432	$2,034,576	(58,727)	$(865,562)	(218,392)	$(3,059,727)
Class R2 shares
Sold	111,896	$1,725,901	76,379	$1,095,469	120,018	$1,641,539
Distributions reinvested	194,557	2,780,219	—	—	39,423	549,957
Repurchased	(133,826)	(2,055,999)	(207,585)	(2,971,546)	(604,283)	(8,497,021)
Net increase (decrease)	172,627	$2,450,121	(131,206)	$(1,876,077)	(444,842)	$(6,305,525)
Class R4 shares
Sold	15,562	$244,727	9,003	$130,918	29,535	$409,758
Distributions reinvested	24,606	355,807	—	—	7,294	102,848
Repurchased	(16,666)	(255,905)	(104,551)	(1,468,560)	(14,967)	(215,272)
Net increase (decrease)	23,502	$344,629	(95,548)	$(1,337,642)	21,862	$297,334
35	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Multimanager Lifestyle Growth Portfolio, Cont’d	Year Ended 8-31-26		Period Ended 8-31-25[1]		Year Ended 12-31-24
	Shares	Amount	Shares	Amount	Shares	Amount
Class R5 shares
Sold	177,620	$2,830,045	26,151	$381,282	266,725	$3,838,959
Distributions reinvested	61,647	895,734	—	—	15,757	223,114
Repurchased	(330,947)	(5,054,287)	(111,413)	(1,599,961)	(197,505)	(2,813,919)
Net increase (decrease)	(91,680)	$(1,328,508)	(85,262)	$(1,218,679)	84,977	$1,248,154
Class R6 shares
Sold	1,741,318	$26,817,442	1,630,353	$23,457,562	2,627,085	$36,823,881
Distributions reinvested	1,029,846	14,809,182	—	—	239,636	3,359,700
Repurchased	(3,064,978)	(46,999,923)	(1,948,189)	(28,170,022)	(3,249,691)	(45,385,065)
Net decrease	(293,814)	$(5,373,299)	(317,836)	$(4,712,460)	(382,970)	$(5,201,484)
Class 1 shares
Sold	654,930	$10,061,915	477,336	$6,844,615	1,023,771	$14,228,010
Distributions reinvested	49,845,302	716,775,440	—	—	12,252,212	171,776,011
Repurchased	(81,281,907)	(1,259,074,456)	(44,389,123)	(641,850,096)	(61,089,867)	(847,031,124)
Net decrease	(30,781,675)	$(532,237,101)	(43,911,787)	$(635,005,481)	(47,813,884)	$(661,027,103)
Class 5 shares
Sold	393,214	$6,014,688	299,823	$4,202,806	639,267	$8,931,803
Distributions reinvested	3,673,929	52,684,142	—	—	823,525	11,521,115
Repurchased	(2,274,596)	(35,316,605)	(1,469,098)	(21,361,007)	(2,162,705)	(29,968,890)
Net increase (decrease)	1,792,547	$23,382,225	(1,169,275)	$(17,158,201)	(699,913)	$(9,515,972)
Total net decrease	(26,271,359)	$(484,539,277)	(55,985,121)	$(809,573,251)	(61,115,779)	$(845,403,537)

[1]	For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.

Multimanager Lifestyle Balanced Portfolio	Year Ended 8-31-26		Period Ended 8-31-25[1]		Year Ended 12-31-24
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares
Sold	5,113,618	$74,276,997	3,166,329	$43,579,848	6,150,219	$81,987,939
Distributions reinvested	11,581,470	160,885,749	774,009	10,676,104	3,212,142	43,206,841
Repurchased	(17,726,252)	(257,606,161)	(14,101,313)	(193,659,458)	(22,082,866)	(293,248,712)
Net decrease	(1,031,164)	$(22,443,415)	(10,160,975)	$(139,403,506)	(12,720,505)	$(168,053,932)
Class C shares
Sold	257,808	$3,750,872	250,032	$3,417,600	304,152	$4,022,280
Distributions reinvested	257,994	3,572,311	9,370	129,347	66,837	898,547
Repurchased	(1,015,135)	(14,699,126)	(879,037)	(12,003,778)	(1,783,209)	(23,626,782)
Net decrease	(499,333)	$(7,375,943)	(619,635)	$(8,456,831)	(1,412,220)	$(18,705,955)
Class I shares
Sold	738,504	$10,591,261	834,210	$11,359,462	972,726	$12,788,481
Distributions reinvested	213,186	2,932,618	15,151	207,038	54,352	724,089
Repurchased	(860,925)	(12,374,985)	(656,627)	(8,943,513)	(1,252,906)	(16,475,854)
Net increase (decrease)	90,765	$1,148,894	192,734	$2,622,987	(225,828)	$(2,963,284)
Class R2 shares
Sold	79,953	$1,150,721	74,971	$1,015,530	125,224	$1,645,060
Distributions reinvested	85,563	1,176,849	6,653	90,952	31,214	416,153
Repurchased	(245,247)	(3,579,082)	(313,078)	(4,282,376)	(564,929)	(7,556,840)
Net decrease	(79,731)	$(1,251,512)	(231,454)	$(3,175,894)	(408,491)	$(5,495,627)
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	36

Multimanager Lifestyle Balanced Portfolio, Cont’d	Year Ended 8-31-26		Period Ended 8-31-25[1]		Year Ended 12-31-24
	Shares	Amount	Shares	Amount	Shares	Amount
Class R4 shares
Sold	7,774	$112,944	11,751	$160,984	30,431	$404,663
Distributions reinvested	25,047	346,911	1,848	25,381	9,824	131,641
Repurchased	(25,828)	(376,854)	(126,606)	(1,704,850)	(78,415)	(1,037,440)
Net increase (decrease)	6,993	$83,001	(113,007)	$(1,518,485)	(38,160)	$(501,136)
Class R5 shares
Sold	193,860	$2,843,533	31,232	$429,199	62,272	$823,473
Distributions reinvested	67,833	941,855	4,332	59,712	22,597	303,490
Repurchased	(236,958)	(3,373,791)	(250,715)	(3,401,501)	(273,920)	(3,707,259)
Net increase (decrease)	24,735	$411,597	(215,151)	$(2,912,590)	(189,051)	$(2,580,296)
Class R6 shares
Sold	1,368,835	$19,674,817	1,814,535	$24,587,627	2,031,651	$26,913,221
Distributions reinvested	866,913	11,916,313	74,997	1,023,510	258,425	3,440,212
Repurchased	(3,249,234)	(46,753,832)	(2,183,837)	(29,856,940)	(2,622,494)	(34,747,029)
Net decrease	(1,013,486)	$(15,162,702)	(294,305)	$(4,245,803)	(332,418)	$(4,393,596)
Class 1 shares
Sold	1,669,197	$23,884,411	1,118,797	$15,186,147	1,803,688	$23,690,323
Distributions reinvested	37,070,128	509,583,777	3,152,438	42,992,337	11,916,755	158,519,880
Repurchased	(72,308,853)	(1,045,948,437)	(42,569,996)	(579,027,322)	(59,349,178)	(782,325,123)
Net decrease	(33,569,528)	$(512,480,249)	(38,298,761)	$(520,848,838)	(45,628,735)	$(600,114,920)
Class 5 shares
Sold	408,964	$5,899,808	197,254	$2,641,673	370,919	$4,876,072
Distributions reinvested	1,207,219	16,611,727	99,566	1,359,417	354,119	4,714,451
Repurchased	(1,242,281)	(18,021,446)	(872,456)	(11,976,535)	(1,290,152)	(17,052,390)
Net increase (decrease)	373,902	$4,490,089	(575,636)	$(7,975,445)	(565,114)	$(7,461,867)
Total net decrease	(35,696,847)	$(552,580,240)	(50,316,190)	$(685,914,405)	(61,520,522)	$(810,270,613)

[1]	For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.

Multimanager Lifestyle Moderate Portfolio	Year Ended 8-31-26		Period Ended 8-31-25[1]		Year Ended 12-31-24
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares
Sold	2,648,924	$34,898,315	1,592,681	$19,881,094	3,506,560	$43,013,750
Distributions reinvested	2,924,466	37,648,136	522,514	6,559,414	1,579,681	19,426,917
Repurchased	(8,144,937)	(107,265,968)	(5,498,427)	(68,741,764)	(10,490,706)	(128,166,542)
Net decrease	(2,571,547)	$(34,719,517)	(3,383,232)	$(42,301,256)	(5,404,465)	$(65,725,875)
Class C shares
Sold	141,417	$1,876,003	93,253	$1,173,872	240,582	$2,937,387
Distributions reinvested	74,445	963,970	11,791	149,098	47,454	587,140
Repurchased	(527,333)	(7,003,147)	(468,552)	(5,883,332)	(935,087)	(11,485,874)
Net decrease	(311,471)	$(4,163,174)	(363,508)	$(4,560,362)	(647,051)	$(7,961,347)
Class I shares
Sold	388,801	$5,086,863	440,027	$5,454,653	993,599	$12,036,293
Distributions reinvested	99,024	1,262,875	16,464	204,927	47,535	579,568
Repurchased	(597,911)	(7,777,747)	(331,889)	(4,112,982)	(807,165)	(9,871,455)
Net increase (decrease)	(110,086)	$(1,428,009)	124,602	$1,546,598	233,969	$2,744,406
37	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Multimanager Lifestyle Moderate Portfolio, Cont’d	Year Ended 8-31-26		Period Ended 8-31-25[1]		Year Ended 12-31-24
	Shares	Amount	Shares	Amount	Shares	Amount
Class R2 shares
Sold	26,098	$342,317	27,145	$340,221	39,868	$483,239
Distributions reinvested	30,695	393,709	6,049	75,628	18,658	228,395
Repurchased	(147,983)	(1,942,636)	(60,343)	(759,746)	(154,473)	(1,919,492)
Net decrease	(91,190)	$(1,206,610)	(27,149)	$(343,897)	(95,947)	$(1,207,858)
Class R4 shares
Sold	2,131	$27,672	2,368	$29,352	10,217	$123,636
Distributions reinvested	2,492	31,781	470	5,852	2,253	27,426
Repurchased	(14,415)	(179,042)	(22,712)	(275,701)	(43,152)	(529,143)
Net decrease	(9,792)	$(119,589)	(19,874)	$(240,497)	(30,682)	$(378,081)
Class R5 shares
Sold	82,238	$1,077,265	83,329	$1,023,690	148,151	$1,805,314
Distributions reinvested	58,406	744,438	11,842	147,507	33,223	405,113
Repurchased	(592,747)	(7,644,172)	(120,650)	(1,505,176)	(283,462)	(3,426,645)
Net decrease	(452,103)	$(5,822,469)	(25,479)	$(333,979)	(102,088)	$(1,216,218)
Class R6 shares
Sold	1,065,183	$13,770,998	1,406,465	$17,361,157	1,092,783	$13,300,360
Distributions reinvested	213,121	2,714,155	41,821	519,117	90,285	1,098,409
Repurchased	(1,221,453)	(15,869,572)	(734,972)	(9,087,210)	(1,158,973)	(14,063,628)
Net increase	56,851	$615,581	713,314	$8,793,064	24,095	$335,141
Class 1 shares
Sold	1,217,495	$15,992,273	953,549	$11,783,115	2,420,703	$29,789,749
Distributions reinvested	6,621,315	84,541,345	1,348,060	16,777,393	3,983,075	48,579,811
Repurchased	(21,215,667)	(277,949,637)	(13,208,753)	(164,285,460)	(19,003,849)	(229,978,639)
Net decrease	(13,376,857)	$(177,416,019)	(10,907,144)	$(135,724,952)	(12,600,071)	$(151,609,079)
Class 5 shares
Sold	239,756	$3,138,875	160,337	$1,989,078	189,162	$2,263,592
Distributions reinvested	289,688	3,690,859	56,674	703,512	158,430	1,927,507
Repurchased	(557,742)	(7,297,133)	(370,991)	(4,607,827)	(663,895)	(8,028,490)
Net decrease	(28,298)	$(467,399)	(153,980)	$(1,915,237)	(316,303)	$(3,837,391)
Total net decrease	(16,894,493)	$(224,727,205)	(14,042,450)	$(175,080,518)	(18,938,543)	$(228,856,302)

[1]	For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.

Multimanager Lifestyle Conservative Portfolio	Year Ended 8-31-26		Period Ended 8-31-25[1]		Year Ended 12-31-24
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares
Sold	2,837,289	$35,358,064	2,537,159	$30,147,327	5,329,076	$62,804,121
Distributions reinvested	1,547,176	19,155,453	727,106	8,704,775	1,841,294	21,710,533
Repurchased	(8,777,097)	(109,438,725)	(6,759,588)	(80,736,158)	(13,146,794)	(154,655,074)
Net decrease	(4,392,632)	$(54,925,208)	(3,495,323)	$(41,884,056)	(5,976,424)	$(70,140,420)
Class C shares
Sold	64,024	$798,382	102,749	$1,225,213	99,784	$1,170,560
Distributions reinvested	31,328	387,907	15,509	185,711	45,952	541,629
Repurchased	(348,038)	(4,336,210)	(298,369)	(3,555,933)	(721,008)	(8,461,741)
Net decrease	(252,686)	$(3,149,921)	(180,111)	$(2,145,009)	(575,272)	$(6,749,552)
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	38

Multimanager Lifestyle Conservative Portfolio, Cont’d	Year Ended 8-31-26		Period Ended 8-31-25[1]		Year Ended 12-31-24
	Shares	Amount	Shares	Amount	Shares	Amount
Class I shares
Sold	559,556	$6,965,243	408,879	$4,899,006	369,386	$4,334,547
Distributions reinvested	41,028	506,995	14,533	173,557	35,495	417,605
Repurchased	(399,571)	(4,974,879)	(333,449)	(3,977,730)	(517,183)	(6,073,348)
Net increase (decrease)	201,013	$2,497,359	89,963	$1,094,833	(112,302)	$(1,321,196)
Class R2 shares
Sold	17,591	$218,441	19,081	$227,246	33,358	$390,768
Distributions reinvested	12,788	157,973	6,582	78,642	17,123	201,480
Repurchased	(145,861)	(1,811,120)	(38,111)	(452,925)	(199,673)	(2,346,609)
Net decrease	(115,482)	$(1,434,706)	(12,448)	$(147,037)	(149,192)	$(1,754,361)
Class R4 shares
Sold	12,374	$153,885	50,769	$618,168	34,567	$402,779
Distributions reinvested	7,307	90,216	2,570	30,683	6,426	75,564
Repurchased	(21,473)	(266,870)	(21,205)	(252,943)	(3,106)	(37,077)
Net increase (decrease)	(1,792)	$(22,769)	32,134	$395,908	37,887	$441,266
Class R5 shares
Sold	76,210	$950,715	9,416	$112,305	92,456	$1,094,792
Distributions reinvested	4,779	59,024	1,706	20,370	4,767	56,236
Repurchased	(49,478)	(615,559)	(17,140)	(202,794)	(132,104)	(1,565,911)
Net increase (decrease)	31,511	$394,180	(6,018)	$(70,119)	(34,881)	$(414,883)
Class R6 shares
Sold	585,574	$7,271,196	493,465	$5,868,527	1,198,596	$14,105,286
Distributions reinvested	67,473	832,641	31,601	377,038	61,361	721,100
Repurchased	(702,892)	(8,756,842)	(505,316)	(6,012,410)	(1,088,569)	(12,757,953)
Net increase (decrease)	(49,845)	$(653,005)	19,750	$233,155	171,388	$2,068,433
Class 1 shares
Sold	2,562,523	$31,855,821	2,169,376	$25,825,530	3,524,993	$41,317,302
Distributions reinvested	2,986,446	36,867,876	1,412,950	16,863,406	3,497,679	41,123,493
Repurchased	(16,637,078)	(207,193,963)	(8,621,102)	(102,736,385)	(15,214,866)	(178,662,228)
Net decrease	(11,088,109)	$(138,470,266)	(5,038,776)	$(60,047,449)	(8,192,194)	$(96,221,433)
Total net decrease	(15,668,022)	$(195,764,336)	(8,590,829)	$(102,569,774)	(14,830,990)	$(174,092,146)

[1]	For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.
Affiliates of the Trust owned shares of the following classes of the portfolios on August 31, 2026. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
Multimanager Lifestyle Aggressive Portfolio	Class R6	4%
Multimanager Lifestyle Aggressive Portfolio	Class 1	100%
Multimanager Lifestyle Growth Portfolio	Class R6	3%
Multimanager Lifestyle Growth Portfolio	Class 1	100%
Multimanager Lifestyle Growth Portfolio	Class 5	100%
Multimanager Lifestyle Balanced Portfolio	Class 1	100%
Multimanager Lifestyle Balanced Portfolio	Class 5	100%
Multimanager Lifestyle Moderate Portfolio	Class 1	100%
Multimanager Lifestyle Moderate Portfolio	Class 5	100%
Multimanager Lifestyle Conservative Portfolio	Class 1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended August 31, 2026:
39	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Multimanager Lifestyle Aggressive Portfolio	$4,392,532	$369,755,197	$6,728,040	$737,081,883
Multimanager Lifestyle Growth Portfolio	78,795,847	845,405,848	80,532,061	1,802,020,455
Multimanager Lifestyle Balanced Portfolio	131,733,041	746,499,233	137,795,140	1,566,102,190
Multimanager Lifestyle Moderate Portfolio	46,373,719	206,282,705	53,529,773	445,913,311
Multimanager Lifestyle Conservative Portfolio	48,054,144	144,199,962	64,462,611	310,732,734
Note 7—Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets. At August 31, 2026, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Fund	Percentage of underlying fund net assets
Multimanager Lifestyle Aggressive Portfolio
	JHF II Mid Value Fund	17.1%
	JHF Diversified Real Assets Fund	10.8%
	JHF Mid Cap Growth Fund	10.6%
	JHF Emerging Markets Equity Fund	10.3%
	JHF II Capital Appreciation Value	8.9%
	JHF Small Cap Core Fund	8.3%
	JHETF Multifactor Emerging Markets ETF	8.1%
	JHF II Blue Chip Growth Fund	7.2%
	JHF II International Strategic Equity Allocation Fund	6.8%
Multimanager Lifestyle Growth Portfolio
	JHF II Mid Value Fund	36.0%
	JHF Mid Cap Growth Fund	22.3%
	JHF Diversified Real Assets Fund	21.8%
	JHF Emerging Markets Equity Fund	20.1%
	JHF II Capital Appreciation Value	18.8%
	JHF II Global Equity Fund	18.1%
	JHF Small Cap Core Fund	16.6%
	JHF II Blue Chip Growth Fund	16.5%
	JHETF Multifactor Emerging Markets ETF	16.2%
	JHF II International Strategic Equity Allocation Fund	15.2%
	JHF II Floating Rate Income Fund	14.5%
	JHF Disciplined Value International Fund	10.8%
	JHF International Dynamic Growth Fund	10.4%
	JHF Fundamental Large Cap Core Fund	8.3%
	JHF Short Duration Bond Fund	8.0%
	JHF II Emerging Markets Debt Fund	7.8%
	JHF II Strategic Income Opportunities Fund	7.5%
	JHF II U.S. Sector Rotation Fund	6.6%
	JHF High Yield Fund	5.3%
Multimanager Lifestyle Balanced Portfolio
	JHF II Floating Rate Income Fund	24.5%
	JHF II Mid Value Fund	23.2%
	JHF II Capital Appreciation Value	19.3%
	JHF II Strategic Income Opportunities Fund	17.0%
	JHF II Core Bond Fund	16.2%
	JHF Mid Cap Growth Fund	14.0%
	JHF II Global Equity Fund	14.0%
	JHF Diversified Real Assets Fund	13.3%
	JHF Emerging Markets Equity Fund	12.3%
	JHETF Multifactor Emerging Markets ETF	12.3%
	JHF II Emerging Markets Debt Fund	11.9%
	JHF Short Duration Bond Fund	11.8%
	JHF Small Cap Core Fund	9.6%
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	40

Portfolio	Affiliated Fund	Percentage of underlying fund net assets
	JHF High Yield Fund	9.5%
	JHF II International Strategic Equity Allocation Fund	9.4%
	JHF II Blue Chip Growth Fund	9.0%
	JHF II Multi-Asset High Income Fund	8.9%
	JHF II U.S. Sector Rotation Fund	7.3%
	JHF International Dynamic Growth Fund	6.8%
	JHF Disciplined Value International Fund	6.7%
Multimanager Lifestyle Moderate Portfolio
	JHF II Core Bond Fund	11.9%
	JHF II Floating Rate Income Fund	10.0%
	JHF II Multi-Asset High Income Fund	7.3%
	JHF Short Duration Bond Fund	5.6%
	JHF II Strategic Income Opportunities Fund	5.5%
Multimanager Lifestyle Conservative Portfolio
	JHF II Core Bond Fund	12.8%
	JHF II Floating Rate Income Fund	9.8%
	JHF II Multi-Asset High Income Fund	7.1%
	JHF Short Duration Bond Fund	5.5%
	JHF II Strategic Income Opportunities Fund	5.0%
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Aggressive Portfolio
Blue Chip Growth	5,836,162	$385,700,595	$41,286,410	$(30,118,967)	$7,526,897	$(12,730,108)	—	$33,989,037	$391,664,827
Capital Appreciation Value	12,763,517	134,996,120	21,445,107	(31,084,380)	(1,393,467)	(4,496,864)	$2,413,585	15,874,292	119,466,516
Disciplined Value	14,551,416	429,787,040	31,767,106	(107,856,280)	19,421,368	62,986,695	3,945,136	23,813,701	436,105,929
Disciplined Value International	15,840,749	297,357,638	25,200,522	(66,292,851)	12,193,879	39,326,565	7,216,549	17,983,973	307,785,753
Diversified Macro	1,630,218	24,445,280	62,265	(10,753,097)	(1,013,577)	2,583,176	62,266	—	15,324,047
Diversified Real Assets	7,033,901	123,777,554	21,832,587	(57,885,353)	12,093,794	3,157,722	4,482,783	15,097,531	102,976,304
Emerging Markets Debt	2,031,579	15,839,989	2,846,293	(2,448,718)	45,432	233,740	931,024	—	16,516,736
Emerging Markets Equity	11,155,548	142,762,793	3,924,447	(34,052,712)	8,790,117	32,633,477	3,020,112	—	154,058,122
Fundamental Large Cap Core	3,906,160	301,054,187	35,145,372	(42,500,331)	5,451,401	(251,241)	1,638,189	29,638,553	298,899,388
High Yield	4,389,830	7,947,308	9,214,056	(3,613,808)	(66,762)	(267,405)	839,099	—	13,213,389
International Dynamic Growth	13,590,822	224,996,517	11,455,490	(34,297,980)	10,044,336	36,649,590	1,882,657	4,935,533	248,847,953
International Strategic Equity Allocation	25,432,035	312,677,485	41,255,906	(56,512,635)	6,764,690	64,070,428	9,051,521	—	368,255,874
41	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	7,368	$1,225	$7,537,477	$(7,465,030)	$12	—	$2,524	—	$73,684
Mid Cap Growth	6,523,349	142,397,100	15,032,109	(31,681,702)	4,873,809	$(3,220,314)	—	$13,437,152	127,401,002
Mid Value	12,051,294	225,453,976	22,100,057	(62,430,281)	6,370,877	17,474,809	3,004,877	19,095,180	208,969,438
Multifactor Emerging Markets ETF	2,116,599	65,960,377	5,962,985	(8,947,274)	1,601,451	20,409,202	1,475,936	—	84,986,741
Short Duration Bond	6,235,591	54,705,694	35,488,197	(31,879,091)	208,666	(906,607)	1,700,188	—	57,616,859
Small Cap Core	7,950,501	141,415,245	21,004,119	(29,101,430)	5,482,037	20,289,561	248,292	5,916,069	159,089,532
U.S. Sector Rotation	9,773,648	198,180,119	24,732,171	(95,617,068)	20,952,984	115,766	1,663,337	10,559,752	148,363,972
					$119,347,944	$278,058,192	$43,578,075	$190,340,773	$3,259,616,066
Multimanager Lifestyle Growth Portfolio
Blue Chip Growth	13,414,246	$902,544,077	$83,693,595	$(74,160,940)	$22,827,761	$(34,674,447)	—	$78,489,385	$900,230,046
Bond	36,083,586	539,566,194	37,001,035	(84,886,166)	(14,163,436)	2,394,070	$23,948,580	—	479,911,697
Capital Appreciation Value	26,868,102	301,138,856	41,672,345	(76,823,732)	(4,739,665)	(9,762,369)	5,433,074	35,733,657	251,485,435
Disciplined Value	32,316,514	960,721,417	65,993,675	(240,863,135)	52,169,376	130,504,595	8,739,146	52,751,390	968,525,928
Disciplined Value International	38,069,900	704,998,100	60,151,854	(148,393,724)	29,882,865	93,059,056	17,035,464	42,453,161	739,698,151
Diversified Macro	4,490,703	106,411,806	270,276	(68,711,113)	(7,304,522)	11,546,162	270,275	—	42,212,609
Diversified Real Assets	14,279,840	259,009,733	42,275,972	(123,102,989)	26,107,102	4,767,042	9,397,162	31,648,631	209,056,860
Emerging Markets Debt	20,181,590	138,559,054	30,196,809	(7,088,372)	(964,598)	3,373,436	8,419,709	—	164,076,329
Emerging Markets Equity	21,857,832	274,539,008	7,695,104	(59,925,917)	15,021,964	64,526,505	5,810,002	—	301,856,664
Floating Rate Income	16,362,541	125,132,460	12,605,298	(13,445,855)	(658,362)	(3,368,865)	7,909,458	—	120,264,676
Fundamental Large Cap Core	6,567,382	522,068,517	54,174,477	(82,017,519)	11,531,448	(3,220,883)	2,811,242	50,861,740	502,536,040
Global Equity	14,173,555	233,269,379	18,695,217	(67,439,359)	7,675,422	5,662,173	2,924,727	15,770,491	197,862,832
High Yield	33,799,903	108,211,906	10,082,316	(14,019,251)	(1,252,646)	(1,284,618)	7,567,138	—	101,737,707
International Dynamic Growth	28,626,997	482,426,079	25,232,138	(84,772,018)	24,411,386	76,862,732	4,034,579	10,576,968	524,160,317
International Strategic Equity Allocation	57,216,632	705,427,277	85,742,096	(122,127,519)	16,465,411	142,989,573	20,417,567	—	828,496,838
John Hancock Collateral Trust	18,813	1,311	24,327,885	(24,140,958)	(113)	—	9,635	—	188,125
Mid Cap Growth	13,715,519	306,784,020	31,017,197	(73,171,181)	11,819,671	(8,585,625)	—	28,425,858	267,864,082
Mid Value	25,460,390	480,662,875	47,009,566	(136,375,559)	13,814,045	36,372,240	6,391,747	40,617,818	441,483,167
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	42

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Emerging Markets ETF	4,206,622	$126,225,115	$15,304,798	$(15,335,666)	$2,648,264	$40,063,879	$2,839,257	—	$168,906,390
Short Duration Bond	17,192,131	134,346,190	48,481,312	(21,326,890)	277,117	(2,922,434)	6,421,798	—	158,855,295
Small Cap Core	15,921,663	291,600,705	44,932,663	(70,205,127)	13,552,404	38,711,828	507,998	$12,104,098	318,592,473
Strategic Income Opportunities	17,742,187	195,440,961	10,755,153	(24,000,526)	121,905	(1,169,759)	7,286,589	—	181,147,734
U.S. Sector Rotation	22,177,372	414,463,109	72,422,950	(193,811,207)	38,919,281	4,658,376	3,456,481	21,943,587	336,652,509
					$258,162,080	$590,502,667	$151,631,628	$421,376,784	$8,205,801,904
Multimanager Lifestyle Balanced Portfolio
Blue Chip Growth	7,361,067	$512,175,198	$57,425,252	$(69,806,375)	$15,090,592	$(20,883,486)	—	$44,584,691	$494,001,181
Bond	49,105,463	699,858,430	39,546,598	(70,215,441)	(11,652,515)	(4,434,414)	$32,147,816	—	653,102,658
Capital Appreciation Value	27,589,859	331,589,785	44,951,248	(101,819,488)	(6,566,906)	(9,913,558)	5,932,544	39,018,705	258,241,081
Core Bond	25,378,468	278,229,602	26,842,518	(24,537,406)	(1,911,266)	(4,789,783)	11,032,577	—	273,833,665
Disciplined Value	17,752,030	551,712,192	40,730,635	(165,164,324)	40,084,183	64,665,639	4,970,153	30,000,925	532,028,325
Disciplined Value International	23,550,835	446,323,671	40,203,126	(106,310,564)	22,013,551	55,362,944	10,695,270	26,653,104	457,592,728
Diversified Macro	3,793,439	111,205,185	323,236	(80,760,110)	(5,008,397)	9,898,416	323,236	—	35,658,330
Diversified Real Assets	8,675,770	169,949,899	28,354,724	(90,636,267)	19,230,499	114,420	6,040,398	20,343,410	127,013,275
Emerging Markets Debt	30,662,304	241,501,652	20,812,436	(17,472,052)	(2,645,098)	7,087,593	13,896,404	—	249,284,531
Emerging Markets Equity	13,362,661	164,030,967	13,895,165	(40,612,761)	7,353,073	39,871,898	3,439,096	—	184,538,342
Floating Rate Income	27,686,792	221,503,844	15,999,171	(27,054,733)	(1,071,378)	(5,878,983)	13,668,482	—	203,497,921
Fundamental Large Cap Core	3,341,905	276,183,891	29,790,106	(54,603,043)	7,054,079	(2,702,437)	1,477,950	26,739,474	255,722,596
Global Equity	10,931,627	197,171,864	15,586,882	(71,175,669)	9,033,182	1,989,252	2,427,112	13,087,290	152,605,511
High Yield	60,406,057	190,277,008	17,277,600	(21,322,115)	(1,938,196)	(2,472,064)	13,173,884	—	181,822,233
International Dynamic Growth	18,802,777	312,647,910	26,345,261	(60,458,124)	17,030,677	48,713,118	2,628,847	6,891,731	344,278,842
International Strategic Equity Allocation	35,292,614	402,124,779	102,747,151	(88,701,419)	11,835,186	83,031,356	11,483,896	—	511,037,053
John Hancock Collateral Trust	14,516	1,305	49,841,670	(49,698,170)	350	—	23,607	—	145,155
Mid Cap Growth	8,596,016	195,892,598	20,749,799	(51,240,921)	11,212,077	(8,733,363)	—	17,938,186	167,880,190
Mid Value	16,362,977	316,207,415	30,248,786	(95,867,632)	11,251,477	21,893,967	4,112,835	26,135,951	283,734,013
Multi-Asset High Income	3,366,649	37,385,227	1,930,299	(5,287,107)	117,380	1,507,017	1,930,299	—	35,652,816
43	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Emerging Markets ETF	3,201,079	$75,447,675	$36,301,987	$(10,960,806)	$1,536,955	$26,205,514	$1,824,590	—	$128,531,325
Short Duration Bond	25,432,154	265,518,547	28,049,894	(53,913,237)	(1,862,887)	(2,799,213)	12,127,497	—	234,993,104
Small Cap Core	9,223,341	165,442,680	27,376,818	(39,422,379)	8,276,684	22,885,255	282,624	$6,734,109	184,559,058
Strategic Income Opportunities	40,032,959	435,781,701	22,195,476	(46,823,646)	45,730	(2,462,752)	16,680,815	—	408,736,509
U.S. Sector Rotation	24,386,146	433,084,358	58,815,062	(171,928,617)	31,419,086	18,791,809	3,504,956	22,251,333	370,181,698
					$179,928,118	$336,948,145	$173,824,888	$280,378,909	$6,728,672,140
Multimanager Lifestyle Moderate Portfolio
Blue Chip Growth	1,133,809	$78,515,873	$12,583,772	$(14,237,237)	$3,667,279	$(4,439,781)	—	$6,904,985	$76,089,906
Bond	18,059,634	265,419,666	14,346,362	(33,721,901)	(5,506,220)	(344,776)	$11,956,969	—	240,193,131
Capital Appreciation Value	6,114,182	89,199,645	11,920,887	(38,855,843)	(1,853,744)	(3,182,197)	1,573,287	10,347,600	57,228,748
Core Bond	18,666,460	217,428,217	12,113,540	(23,023,221)	(3,283,239)	(1,824,197)	8,578,772	—	201,411,100
Disciplined Value	3,007,462	98,365,744	7,628,566	(33,900,572)	6,522,161	11,517,733	888,986	5,366,114	90,133,632
Disciplined Value International	3,869,946	75,892,112	6,997,782	(20,669,844)	4,131,353	8,841,642	1,833,308	4,568,687	75,193,045
Diversified Macro	1,041,144	31,580,315	92,933	(23,226,177)	(1,233,158)	2,572,841	92,933	—	9,786,754
Diversified Real Assets	1,763,940	31,798,527	4,931,969	(15,047,856)	3,424,241	717,205	1,129,141	3,802,827	25,824,086
Emerging Markets Debt	11,896,753	102,389,906	6,024,257	(13,637,540)	(1,904,713)	3,848,688	5,718,243	—	96,720,598
Emerging Markets Equity	2,173,680	26,523,303	4,944,993	(8,862,649)	1,411,744	6,001,130	554,719	—	30,018,521
Floating Rate Income	11,285,279	94,313,276	5,999,937	(14,445,586)	(1,421,696)	(1,499,128)	5,719,420	—	82,946,803
Fundamental Large Cap Core	589,573	49,966,028	6,010,852	(11,590,428)	1,062,427	(334,723)	271,198	4,906,579	45,114,156
Global Equity	2,483,654	50,775,961	4,053,697	(22,782,695)	3,486,301	(861,459)	617,406	3,329,127	34,671,805
High Yield	25,105,586	80,408,841	7,104,662	(10,081,997)	(1,118,826)	(744,866)	5,548,965	—	75,567,814
International Dynamic Growth	3,562,290	60,915,574	7,685,865	(15,849,097)	1,673,886	10,799,306	506,786	1,328,579	65,225,534
International Strategic Equity Allocation	6,600,553	74,716,485	29,369,368	(26,556,794)	3,321,288	14,725,665	2,116,856	—	95,576,012
John Hancock Collateral Trust	172	1,223	13,669,951	(13,669,412)	(44)	(1)	7,310	—	1,717
Mid Cap Growth	1,966,657	43,317,766	6,382,044	(11,762,011)	2,186,745	(1,715,730)	—	3,968,426	38,408,814
Mid Value	2,823,809	54,394,973	5,623,055	(16,558,082)	2,289,151	3,215,746	705,555	4,483,612	48,964,843
Multi-Asset High Income	2,744,527	31,736,691	1,608,968	(5,659,659)	171,141	1,207,403	1,608,969	—	29,064,544
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	44

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Emerging Markets ETF	591,417	$12,265,410	$9,134,845	$(2,384,280)	$413,448	$4,317,448	$302,364	—	$23,746,871
Short Duration Bond	11,935,288	122,474,556	8,478,132	(18,421,208)	(1,190,370)	(1,059,050)	5,724,775	—	110,282,060
Small Cap Core	1,284,682	24,265,384	4,209,683	(7,707,559)	1,041,741	3,897,241	41,197	$981,606	25,706,490
Strategic Income Opportunities	12,984,820	146,370,968	5,708,394	(18,775,713)	95,597	(824,235)	5,536,610	—	132,575,011
U.S. Sector Rotation	6,033,838	95,186,580	23,328,135	(38,153,643)	5,380,422	5,852,163	768,633	4,879,692	91,593,657
					$22,766,915	$60,684,068	$61,802,402	$54,867,834	$1,802,045,652
Multimanager Lifestyle Conservative Portfolio
Blue Chip Growth	255,437	$18,643,325	$5,131,401	$(6,514,874)	$1,084,414	$(1,201,879)	—	$1,640,620	$17,142,387
Bond	18,885,368	282,184,493	15,165,369	(39,978,256)	(6,411,279)	215,063	$12,734,692	—	251,175,390
Capital Appreciation Value	2,739,266	41,168,706	5,871,359	(18,887,336)	(812,964)	(1,700,235)	734,678	4,832,019	25,639,530
Core Bond	19,943,239	239,739,989	13,568,852	(32,481,384)	(4,806,935)	(832,974)	9,492,716	—	215,187,548
Disciplined Value	731,122	24,799,415	3,238,582	(10,635,005)	1,928,827	2,579,894	225,684	1,362,276	21,911,713
Disciplined Value International	1,070,674	21,777,727	2,890,625	(7,507,191)	1,514,488	2,127,542	516,652	1,287,520	20,803,191
Emerging Markets Debt	11,368,764	102,695,930	5,640,816	(17,926,030)	(1,777,273)	3,794,609	5,640,817	—	92,428,052
Emerging Markets Equity	590,576	6,259,410	2,500,453	(2,504,850)	367,686	1,533,155	134,194	—	8,155,854
Floating Rate Income	11,064,842	95,106,530	6,693,632	(17,564,245)	(1,345,758)	(1,563,570)	5,716,139	—	81,326,589
Fundamental Large Cap Core	265,429	23,373,709	4,299,635	(7,754,288)	872,231	(480,649)	124,518	2,252,816	20,310,638
Global Equity	1,100,719	21,794,832	2,701,066	(10,311,695)	1,242,608	(60,775)	266,462	1,436,798	15,366,036
High Yield	24,851,842	80,901,063	7,959,780	(12,183,994)	(744,594)	(1,128,211)	5,581,860	—	74,804,044
International Dynamic Growth	843,321	16,619,099	3,027,851	(7,660,459)	1,054,515	2,400,194	136,693	358,351	15,441,200
International Strategic Equity Allocation	3,885,915	51,426,220	20,677,684	(27,829,004)	3,630,437	8,362,708	1,456,463	—	56,268,045
John Hancock Collateral Trust	3,437	1,218	5,145,671	(5,112,515)	(1)	—	7,307	—	34,373
Mid Cap Growth	731,737	16,774,826	3,702,211	(6,356,514)	892,119	(721,813)	—	1,561,085	14,290,829
Mid Value	1,032,621	20,506,462	3,400,395	(8,074,118)	1,029,774	1,043,131	268,544	1,706,521	17,905,644
Multi-Asset High Income	2,690,965	31,725,907	1,603,437	(6,208,446)	200,953	1,175,470	1,603,437	—	28,497,321
Short Duration Bond	11,872,188	131,267,526	8,328,771	(27,550,133)	(1,398,175)	(948,975)	6,053,111	—	109,699,014
Small Cap Core	648,510	14,939,662	2,461,142	(7,047,907)	451,227	2,172,557	25,720	612,837	12,976,681
45	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Income Opportunities	11,787,313	$134,482,947	$5,569,252	$(19,040,163)	$91,293	$(754,867)	$5,129,178	—	$120,348,462
U.S. Sector Rotation	4,108,233	52,040,356	19,767,650	(16,716,842)	2,006,682	5,265,129	405,745	$2,575,887	62,362,975
					$(929,725)	$21,275,504	$56,254,610	$19,626,730	$1,282,075,516
Note 8—Segment reporting
The management committee of the Advisor acts as the portfolios’ chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each portfolio represents a single operating segment, as the CODM monitors and assesses the operating results of the portfolio as a whole, and the portfolio’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the portfolio’s subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from portfolio share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	46

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of Multimanager Lifestyle Aggressive Portfolio, Multimanager Lifestyle Growth Portfolio, Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Moderate Portfolio and Multimanager Lifestyle Conservative Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios’ investments, of Multimanager Lifestyle Aggressive Portfolio, Multimanager Lifestyle Growth Portfolio, Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Moderate Portfolio and Multimanager Lifestyle Conservative Portfolio (five of the portfolios constituting John Hancock Funds II, hereafter collectively referred to as the "Portfolios") as of August 31, 2026, the related statements of operations for the year ended August 31, 2026, the statements of changes in net assets for the year ended August 31, 2026, for the eight months in the period ended August 31, 2025 and for the year ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of August 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for the year ended August 31, 2026, for the eight months in the period ended August 31, 2025 and for the year ended December 31, 2024, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 8, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
47	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during its taxable year ended August 31, 2026.
Each portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
Each portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each portfolio reports the maximum amount allowable as Section 163(j) Interest Dividends.
Each portfolio reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Portfolio	Foreign sourced income	Foreign tax credit
Multimanager Lifestyle Aggressive Portfolio	$23,160,999	$1,992,977
Multimanager Lifestyle Growth Portfolio	51,024,140	4,209,076
Multimanager Lifestyle Balanced Portfolio	30,651,544	2,567,384
Multimanager Lifestyle Moderate Portfolio	5,407,821	449,813
Multimanager Lifestyle Conservative Portfolio	2,236,312	154,873
The portfolios below paid the following amounts in capital gain dividends:
Portfolio	Long term capital gains
Multimanager Lifestyle Aggressive Portfolio	$382,405,357
Multimanager Lifestyle Growth Portfolio	848,692,960
Multimanager Lifestyle Balanced Portfolio	520,665,810
Multimanager Lifestyle Moderate Portfolio	66,605,450
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in a portfolio.
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	48

EVALUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) and the Subadvisory Agreement (the Subadvisory Agreement) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-25, 2026 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 26-28, 2026, The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 22-25, 2026, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement between the Advisor and Manulife Investment Management (US) (the Subadvisor) with respect to each of the Funds identified in Appendix A.
In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the Funds. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds, including entrepreneurial risk in sponsoring new Funds, and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
49	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with Fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds; and
(f)the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment Performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the Funds’ performance;
(b)considered the comparative performance of each Fund’s respective benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the peer group. The Board reviewed Fund performance against each Fund’s respective peer group median and benchmark index and concluded that the performance of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile over the longer-term with certain exceptions noted in Appendix A.  In such cases, the Board considered the steps the Advisor has taken or plans to take to address performance and concluded that such performance is being monitored or reasonably addressed.
Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor, respectively. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the Funds and that each Fund has breakpoints in its contractual management fee schedule that reduces management fees and assets increase. The Board also noted that the Advisor pays the subadvisory fees of the Funds. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses.The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the Funds’ investments in the underlying portfolios and that the Advisor made a finding that the Funds’ expenses do not duplicate the fees and expenses of the underlying portfolios.
Profitability/Fall Out Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor that is affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	50

(b)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c)received and reviewed profitability information with respect to the John Hancock Fund omplex as a whole and with respect to each Fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)noted that the Funds’ Subadvisor is an affiliate of the Advisor;
(h)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(i)noted that the subadvisory fees for the Funds are paid by the Advisor;
(j)with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest;
(k)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor, which are affiliated with the Advisor), from their relationship with each Fund was not unreasonable in view of all factors considered.
Economies of Scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a)considered that with respect to the John Hancock underlying portfolios in which the Funds invest, the Advisor has agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on upon the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years. The Funds that are not Participating Portfolios as of the date of this annual report are each of the Funds, each of the other funds of funds of the Trust and of John Hancock Variable Insurance Trust, John Hancock Collateral Trust, and John Hancock Managed Account Shares. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement;
(b)reviewed the Trust’s advisory fee structure and concluded that (i) the Funds’ fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and
(c)considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreements
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)the historical and current performance of each Fund and comparative performance information relating to each Fund’s benchmark and comparable funds; and
(3)the subadvisory fee for each Fund and comparative fee information, where available, prepared by an independent third-party provider of fund data.
Nature, Extent, and Quality of Services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and
51	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the Funds which is consistent with the Fund’s investment objectives, the selection of investment securities and underlying portfolios and the placement of orders for the purchase and sale of such securities and underlying portfolios, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor Compensation. In considering the cost of services to be provided by the Subadvisor, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory Fees. The Board considered that the Funds pay an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board also took into account the sub-advisory fees paid by the Advisor to the Subadvisor with respect to the Funds and compared them to fees charged by the Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor Performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group median and benchmark index and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the performance of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile over the long term with certain exceptions noted in Appendix A (with respect to such exceptions, the Board considered the steps the Subadvisor had taken or plans to take to address performance and concluded that performance is being monitored and reasonably being addressed, where appropriate);
(3)the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)subadvisory fees are paid by the Advisor and not the Funds and the advisory fees for each Fund contains breakpoints that permit shareholders to benefit from economies of scale if those Funds grow.
In addition, in the case of each Fund, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for each Fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the Funds’ investments in the underlying portfolios and that the Advisor made a finding that the Funds’ expenses do not duplicate the fees and expenses of the underlying portfolios.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	52

APPENDIX A

Portfolio (subadviser)	Performance as of 12.31.2025	Fees and expenses	Comments
Multimanager Lifestyle Aggressive Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Fund underperformed the benchmark index for the one-, three-, ﬁve- and ten-year periods.
Broadridge Category – The Fund underperformed the peer group median for the one-, three-, five-, and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Fund are higher than the peer group median.
Net total expenses for this Fund are lower than the peer group median.	The Board took into account management’s discussion of the Fund’s performance relative to the benchmark index and the peer group median for the one-, three-, five-, and ten-year periods, including the impact of past and current market conditions on the Fund’s strategy and management’s outlook for the Fund.
The Board took into account management’s discussion of the Fund’s fees and expenses and considered the relatively higher net management fees and lower net total expenses compared to peers.
Multimanager Lifestyle Balanced Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Fund underperformed the benchmark index for the one-, three-, ﬁve-, and ten-year periods.
Broadridge Category – The Fund underperformed the peer group median for the one- and five-year periods and outperformed the peer group median for the three- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Fund are equal to the peer group median.
Net total expenses for this Fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Fund’s performance relative to the benchmark index for the one-, three-, five-, and ten-year periods and to the peer group median for the one- and five-year periods, including the impact of past and current market conditions on the Fund’s strategy and management’s outlook for the Fund.
The Board noted that the Fund outperformed its peer group median for the three- and ten-year periods.
The Board took into account management’s discussion of the Fund’s fees and expenses and considered the net management fees equal to peers and relatively lower net total expenses.
53	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Portfolio (subadviser)	Performance as of 12.31.2025	Fees and expenses	Comments
Multimanager Lifestyle Conservative Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Fund underperformed the benchmark index for the one-, three-, five-, and ten-year periods.
Broadridge Category – The Fund outperformed the peer group median for the one-, three-, five-, and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Fund are higher than the peer group median.
Net total expenses for this Fund are lower than the peer group median.	The Board took into account management’s discussion of the Fund’s performance relative to the benchmark index for the one-, three-, five-, and ten-year periods.
The Board noted the Fund’s favorable performance relative to the peer group median for the one-, three-, five-, and ten-year periods.
The Board took into account management’s discussion of the Fund’s fees and expenses and considered the relatively higher net management fees and relatively lower net total expenses compared to peers.
Multimanager Lifestyle Growth Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Fund underperformed the benchmark index for the one-, three-, ﬁve-, and ten-year periods.
Broadridge Category – The Fund underperformed the peer group median for the one- and five-year periods and outperformed the peer group median for the three- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Fund are higher than the peer group median.
Net total expenses for this Fund are lower than the peer group median.	The Board took into account management’s discussion of the Fund’s performance relative to the benchmark index for the one-, three-, ﬁve-, and ten-year periods and to the peer group median for the one- and five-year periods, including the impact of past and current market conditions on the Fund’s strategy and management’s outlook for the Fund.
The Board noted the Fund’s favorable performance relative to the peer group median for the three- and ten-year periods.
The Board took into account management’s discussion of the Fund’s fees and expenses and considered the relatively higher net management fees and relatively lower net total expenses compare to peers.
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	54

Portfolio (subadviser)	Performance as of 12.31.2025	Fees and expenses	Comments
Multimanager Lifestyle Moderate Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Fund underperformed the benchmark index for the one-, three-, five-, and ten-year periods.
Broadridge Category – The Fund underperformed for the peer group median for the one-year period and outperformed the peer group median for the three-, five-, and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Fund are higher than the peer group median.
Net total expenses for this Fund are lower than the peer group median.	The Board took into account management’s discussion of the Fund’s performance relative to the benchmark index for the one-, three-, five-, and ten-year periods and to the peer group median for the one-year period.
The Board noted the Fund’s favorable performance relative to the peer group median for the three-, five-, and ten-year periods.
The Board took into account management’s discussion of the Fund’s fees and expenses and considered the relatively higher net management fees and relatively lower net total expenses compared to peers.
55	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Other N-CSR Items
(Unaudited)
Item 8.  Changes in and disagreements with accountants
None.
Item 9.  Proxy disclosures
When applicable, results of shareholder voting are included in the Shareholder meeting section of this report.
Item 10.  Remuneration paid to Trustees, officers, and others
Trustees’ fees are included in the financial statements.
Item 11.  Statement regarding basis for approval of investment advisory contract
When applicable, the statement regarding the basis for approval of any investment advisory contract is included in the Evaluation of advisory and subadvisory agreements by the Board of Trustees section of this report.
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	56

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multimanager Lifestyle Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5889449	LSA 8/26
10/26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	October 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	October 8, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	October 8, 2026